UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03015
Augustar
®
Variable Insurance Products Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, OH 45242
(Address of principal executive offices) (Zip code)
CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)
Registrant's telephone number, including area code:
513-794-6971
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
Item 1. Reports to Stockholders.
(a)
AVIP Bond Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Bond Portfolio	$ 31	0.61%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 240,346,393
Total number of portfolio holdings	150
Portfolio turnover rate	19%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Marriott International, Inc. 4.900%, 04/15/2029	1.3%
Ally Financial, Inc. 5.543%, 01/17/2031	1.3%
American Express Co. 5.284%, 07/26/2035	1.3%
Kinross Gold Corp. 4.500%, 07/15/2027	1.3%
Amgen, Inc. 5.600%, 03/02/2043	1.2%
MPLX LP 5.000%, 03/01/2033	1.2%
UnitedHealth Group, Inc. 5.500%, 07/15/2044	1.2%
Devon Energy Corp. 5.200%, 09/15/2034	1.2%
Hasbro, Inc. 3.900%, 11/19/2029	1.2%
Steel Dynamics, Inc. 5.250%, 05/15/2035	1.0%
Portfolio Composition
Sector

Allocation

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You c
an als
o request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Balanced Allocation Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP BlackRock Balanced Allocation Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at 877-781-6392 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Balanced Allocation Portfolio	$ 29	0.57%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 374,664,858
Total number of portfolio holdings	228
Portfolio turnover rate	28%
Graphical Representation of Holdings (As of
June 30
, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Microsoft Corp.	5.7%
NVIDIA Corp.	5.5%
Apple, Inc.	4.6%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc. Class A	2.4%
Alphabet, Inc. Class A	2.0%
Broadcom, Inc.	1.7%
Walmart, Inc.	1.3%
Alphabet, Inc. Class C	1.1%
JPMorgan Chase & Co.	1.1%
Portfolio Composition
Sector

Allocation

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage International Equity Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage International Equity Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage International Equity Portfolio	$ 48	0.88%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 349,318,556
Total number of portfolio holdings	250
Portfolio turnover rate	76%
Graphical Representation
of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Country
Weightings
Japan	23.0%
United Kingdom	14.3%
Germany	11.3%
Switzerland	10.7%
France	10.5%
Australia	5.5%
Netherlands	4.3%
Italy	2.7%
Sweden	2.5%
Hong Kong	2.4%
Portfolio
Composition

Sector
Allocation

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Fidelity Institutional AM
®
Equity Growth Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP Fidelity Institutional AM
®
Equity Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Fidelity Institutional AM ® Equity Growth Portfolio	$ 40	0.79%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 120,687,231
Total number of portfolio holdings	116
Portfolio turnover rate	22%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the inve
stm
ent makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10

Holdings
NVIDIA Corp.	11.7%
Amazon.com, Inc.	10.7%
Microsoft Corp.	6.0%
Alphabet, Inc. Class A	4.7%
Apple, Inc.	4.0%
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	2.6%
Mastercard, Inc. Class A	2.5%
Meta Platforms, Inc. Class A	2.5%
Eli Lilly & Co.	2.5%
Visa, Inc.	2.4%
Portfolio Composition
Sector

Allocation

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP AB Small Cap Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP AB Small Cap Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Small Cap Portfolio	$ 43	0.89%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 105,964,119
Total number of portfolio holdings	511
Portfolio turnover rate	39%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
AeroVironment, Inc.	1.3%
Credo Technology Group Holding Ltd.	1.2%
SPX Technologies, Inc.	1.1%
Boot Barn Holdings, Inc.	0.9%
SiTime Corp.	0.9%
Armstrong World Industries, Inc.	0.9%
Piper Sandler Cos.	0.9%
Glaukos Corp.	0.8%
Semtech Corp.	0.8%
Construction Partners, Inc. Class A	0.8%
Portfolio Composition
Sector

Allocation

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP AB Mid Cap Core Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP AB Mid Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Mid Cap Core Portfolio	$ 46	0.93%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 73,857,323
Total number of portfolio holdings	578
Portfolio turnover rate	39%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented
in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Encompass Health Corp.	0.8%
Kirby Corp.	0.8%
Comfort Systems U.S.A., Inc.	0.8%
Guidewire Software, Inc.	0.7%
Stifel Financial Corp.	0.7%
Credo Technology Group Holding Ltd.	0.6%
Celsius Holdings, Inc.	0.6%
Duolingo, Inc.	0.6%
NRG Energy, Inc.	0.6%
Nutanix, Inc. Class A	0.6%
Portfolio Composition
Sector

Allocation

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP S&P 500
®
Index Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP S&P 500
®
Index Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
  You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP S&P 500 ® Index Portfolio	$ 19	0.38%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,177,489,655
Total number of portfolio holdings	506
Portfolio turnover rate	1%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms
of percentages of the net assets of the Portfolio.
Top 10

Holdings
NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc. Class A	2.0%
Berkshire Hathaway, Inc. Class B	1.7%
Tesla, Inc.	1.7%
Alphabet, Inc. Class C	1.6%
Portfolio Composition
Sector

Allocation

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Value Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Value Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Value Portfolio	$ 38	0.75%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 189,447,241
Total number of portfolio holdings	175
Portfolio turnover rate	41%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of
percentages of the net assets of the Portfolio.
Top 10 Holdings
JPMorgan Chase & Co.	3.1%
Berkshire Hathaway, Inc. Class B	2.5%
Walmart, Inc.	2.4%
Bank of America Corp.	2.0%
Amazon.com, Inc.	1.9%
Alphabet, Inc. Class A	1.7%
Morgan Stanley	1.5%
Medtronic PLC	1.5%
Pfizer, Inc.	1.4%
Philip Morris International, Inc.	1.3%
Portfolio Composition
Sector

Allocation

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Federated High Income Bond Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP Federated High Income Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
  You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Federated High Income Bond Portfolio	$ 44	0.87%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 122,689,590
Total number of portfolio holdings	438
Portfolio turnover rate	10%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms
of percentages of the net assets of the Portfolio.
Top 10 Holdings
BroadStreet Partners, Inc. 5.875%, 04/15/2029	1.1%
Clarios Global LP / Clarios U.S. Finance Co. 8.500%, 05/15/2027	1.0%
McAfee Corp. 7.375%, 02/15/2030	1.0%
Ardonagh Group Finance Ltd. 8.875%, 02/15/2032	0.9%
Medline Borrower LP 5.250%, 10/01/2029	0.9%
1011778 B.C. ULC / New Red Finance, Inc. 4.000%, 10/15/2030	0.8%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.750%, 03/01/2030	0.8%
USI, Inc. 7.500%, 01/15/2032	0.8%
AthenaHealth Group, Inc. 6.500%, 02/15/2030	0.7%
Madison IAQ LLC 5.875%, 06/30/2029	0.7%
Portfolio Composition
Sector

Allocation

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Nasdaq-100
®
Index Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP Nasdaq-100
®
Index Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.
  You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Nasdaq-100 ® Index Portfolio	$ 23	0.44%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 262,664,160
Total number of portfolio holdings	103
Portfolio turnover rate	1%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in
terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	9.2%
Microsoft Corp.	8.8%
Apple, Inc.	7.3%
Amazon.com, Inc.	5.5%
Broadcom, Inc.	5.1%
Meta Platforms, Inc. Class A	3.8%
Netflix, Inc.	3.3%
Tesla, Inc.	2.8%
Costco Wholesale Corp.	2.6%
Alphabet, Inc. Class A	2.4%
Portfolio Composition
Sector

Allocation

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Core Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Core Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Core Portfolio	$ 36	0.70%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 322,084,139
Total number of portfolio holdings	129
Portfolio turnover rate	35%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Microsoft Corp.	8.0%
NVIDIA Corp.	7.9%
Apple, Inc.	6.4%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc. Class A	3.3%
Alphabet, Inc. Class A	2.9%
Broadcom, Inc.	2.5%
Walmart, Inc.	1.9%
Alphabet, Inc. Class C	1.6%
JPMorgan Chase & Co.	1.5%
Portfolio Composition
Sector

Allocation

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Small Cap Growth Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Small Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Small Cap Growth Portfolio	$ 45	0.91%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 127,980,168
Total number of portfolio holdings	525
Portfolio turnover rate	72%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Credo Technology Group Holding Ltd.	1.5%
Sprouts Farmers Market, Inc.	1.3%
CubeSmart	1.2%
SPX Technologies, Inc.	1.2%
Dycom Industries, Inc.	1.0%
Calix, Inc.	1.0%
Flowserve Corp.	0.9%
Brinker International, Inc.	0.9%
Fabrinet	0.9%
Hims & Hers Health, Inc.	0.8%
Portfolio Composition
Sector

Allocation

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP S&P MidCap 400
®
Index Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP S&P MidCap 400
®
Index Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP S&P MidCap 400 ® Index Portfolio	$ 20	0.41%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 532,102,936
Total number of portfolio holdings	403
Portfolio turnover rate	10%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Interactive Brokers Group, Inc. Class A	0.8%
EMCOR Group, Inc.	0.8%
Guidewire Software, Inc.	0.7%
RB Global, Inc.	0.7%
Flex Ltd.	0.7%
Casey's General Stores, Inc.	0.7%
Comfort Systems U.S.A., Inc.	0.6%
Curtiss-Wright Corp.	0.6%
Pure Storage, Inc. Class A	0.6%
U.S. Foods Holding Corp.	0.6%
Portfolio Composition
Sector

Allocation

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP BlackRock Advantage Large Cap Growth Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP BlackRock Advantage Large Cap Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP BlackRock Advantage Large Cap Growth Portfolio	$ 36	0.71%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 463,848,460
Total number of portfolio holdings	87
Portfolio turnover rate	46%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
Microsoft Corp.	9.6%
NVIDIA Corp.	8.4%
Apple, Inc.	7.1%
Broadcom, Inc.	5.3%
Amazon.com, Inc.	5.0%
Meta Platforms, Inc. Class A	3.7%
Advanced Micro Devices, Inc.	3.4%
Netflix, Inc.	3.4%
Tesla, Inc.	2.5%
Alphabet, Inc. Class A	2.4%
Portfolio Composition
Sector

Allocation

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Dynamic Risk Balanced Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP Constellation Dynamic Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Dynamic Risk Balanced Portfolio	$ 43	0.84%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,204,577,189
Total number of portfolio holdings	130
Portfolio turnover rate	18%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
iShares Core S&P 500 ETF	21.0%
Vanguard S&P 500 ETF	20.9%
Vanguard Intermediate-Term Corporate Bond ETF	8.4%
iShares Core S&P Mid-Cap ETF	5.7%
U.S. Treasury Bond 4.625%, 02/15/2055	5.1%
iShares MBS ETF	4.3%
Invesco QQQ Trust Series 1 ETF	3.0%
U.S. Treasury Bond 4.750%, 05/15/2055	2.9%
iShares Core S&P Small-Cap ETF	1.8%
U.S. Treasury Note 3.250%, 05/15/2042	1.6%
Portfolio Composition
Sector

Allocation

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-
781-
6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Federated Core Plus Bond Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP Federated Core Plus Bond Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Federated Core Plus Bond Portfolio	$ 29	0.58%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 524,353,325
Total number of portfolio holdings	694
Portfolio turnover rate	22%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10

Holdings
U.S. Treasury Note 4.125%, 03/31/2032	6.9%
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund	5.8%
U.S. Treasury Bond 4.250%, 08/15/2054	4.2%
U.S. Treasury Note 4.625%, 02/15/2035	3.9%
U.S. Treasury Note 3.750%, 08/31/2031	3.2%
U.S. Treasury Note 3.875%, 11/30/2027	2.4%
U.S. Treasury Note 2.750%, 04/30/2027	2.3%
U.S. Treasury Note 4.000%, 01/31/2029	2.3%
U.S. Treasury Note 4.250%, 11/15/2034	2.2%
U.S. Treasury Note 4.375%, 11/30/2030	1.9%
Portfolio Composition
Sector

Allocation

Availability of Additional
Information
You can find additional i
nform
ation about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Intech U.S. Low Volatility Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP Intech U.S. Low Volatility Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Intech U.S. Low Volatility Portfolio	$ 31	0.61%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 590,345,841
Total number of portfolio holdings	107
Portfolio turnover rate	32%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
NVIDIA Corp.	6.5%
Microsoft Corp.	6.0%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc. Class A	2.5%
Broadcom, Inc.	1.8%
Tesla, Inc.	1.3%
Alphabet, Inc. Class A	1.3%
Alphabet, Inc. Class C	1.2%
Boston Scientific Corp.	1.2%
Portfolio Composition
Sector

Allocation

Availability of Additional Information
You can find additional information about the
Portfolio
such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP AB Relative Value Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP AB Relative Value Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP AB Relative Value Portfolio	$ 37	0.74%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 118,205,997
Total number of portfolio holdings	73
Portfolio turnover rate	33%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
JPMorgan Chase & Co.	4.3%
Berkshire Hathaway, Inc. Class B	3.9%
Philip Morris International, Inc.	3.7%
Johnson & Johnson	3.7%
Walmart, Inc.	3.2%
RTX Corp.	3.1%
Texas Instruments, Inc.	2.6%
EOG Resources, Inc.	2.5%
S&P Global, Inc.	2.4%
Elevance Health, Inc.	2.2%
Portfolio Composition
Sector

Allocation

Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Managed Risk Balanced Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP Constellation Managed Risk Balanced Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Managed Risk Balanced Portfolio	$ 30	0.59%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 516,610,745
Total number of portfolio holdings	19
Portfolio turnover rate	21%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10

Holdings
iShares Core U.S. Aggregate Bond ETF	37.7%
iShares Core S&P 500 ETF	25.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	5.3%
iShares Core S&P Mid-Cap ETF	4.3%
Vanguard S&P 500 ETF	4.2%
iShares Core MSCI EAFE ETF	3.5%
Invesco QQQ Trust Series 1 ETF	3.4%
Vanguard Total Stock Market ETF	3.2%
SPDR Portfolio S&P 500 Value ETF	2.2%
iShares Russell 1000 ETF	1.5%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Managed Risk Moderate Growth Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP Constellation Managed Risk Moderate Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Managed Risk Moderate Growth Portfolio	$ 30	0.59%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 454,901,597
Total number of portfolio holdings	17
Portfolio turnover rate	14%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10

Holdings
iShares Core U.S. Aggregate Bond ETF	34.7%
iShares Core S&P 500 ETF	30.8%
Invesco QQQ Trust Series 1 ETF	5.6%
iShares Core MSCI EAFE ETF	4.9%
iShares Core S&P Mid-Cap ETF	4.2%
iShares Russell 1000 ETF	3.5%
Vanguard Total Stock Market ETF	3.1%
SPDR Portfolio S&P 500 Value ETF	2.9%
Vanguard S&P 500 ETF	2.6%
iShares Core S&P Total U.S. Stock Market ETF	2.5%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Constellation Managed Risk Growth Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP Constellation Managed Risk Growth Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Constellation Managed Risk Growth Portfolio	$ 30	0.59%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 423,554,375
Total number of portfolio holdings	17
Portfolio turnover rate	25%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10 Holdings
iShares Core S&P 500 ETF	46.1%
iShares Core U.S. Aggregate Bond ETF	13.9%
Invesco QQQ Trust Series 1 ETF	6.6%
iShares Core MSCI EAFE ETF	5.9%
iShares Core S&P Mid-Cap ETF	5.5%
Vanguard Total Stock Market ETF	5.4%
Vanguard S&P 500 ETF	3.5%
SPDR Portfolio S&P 500 Value ETF	2.9%
iShares Russell 1000 ETF	2.6%
iShares Core S&P Total U.S. Stock Market ETF	2.2%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting
information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Moderately Conservative Model Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP Moderately Conservative Model Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Moderately Conservative Model Portfolio	$ 24	0.48%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 171,821,588
Total number of portfolio holdings	17
Portfolio turnover rate	4%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10

Holdings
PIMCO Total Return Institutional	17.1%
AVIP Federated Core Plus Bond Portfolio	15.0%
AVIP S&P 500 ® Index Portfolio	14.0%
PIMCO Low Duration Institutional	12.0%
AVIP Bond Portfolio	10.0%
AVIP S&P MidCap 400 ® Index Portfolio	8.0%
AVIP Federated High Income Bond Portfolio	6.0%
AVIP BlackRock Advantage International Equity Portfolio	4.0%
DFA International Core Equity Portfolio Institutional	3.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	3.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Balanced Model Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP Balanced Model Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Balanced Model Portfolio	$ 22	0.43%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 689,760,613
Total number of portfolio holdings	19
Portfolio turnover rate	4%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10

Holdings
AVIP S&P 500 ® Index Portfolio	16.0%
PIMCO Total Return Institutional	12.0%
AVIP S&P MidCap 400 ® Index Portfolio	11.0%
AVIP Federated Core Plus Bond Portfolio	10.0%
PIMCO Low Duration Institutional	8.0%
AVIP BlackRock Advantage International Equity Portfolio	7.0%
AVIP Bond Portfolio	7.0%
DFA International Core Equity Portfolio Institutional	5.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	4.0%
AVIP Federated High Income Bond Portfolio	4.0%
Portfolio Composition
Availability of Additional
Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-free).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Moderate Growth Model Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP Moderate Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Moderate Growth Model Portfolio	$ 22	0.42%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 1,376,719,836
Total number of portfolio holdings	19
Portfolio turnover rate	4%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10

Holdings
AVIP S&P 500 ® Index Portfolio	19.0%
AVIP S&P MidCap 400 ® Index Portfolio	13.0%
AVIP BlackRock Advantage International Equity Portfolio	8.0%
DFA International Core Equity Portfolio Institutional	7.0%
PIMCO Total Return Institutional	7.0%
AVIP Federated Core Plus Bond Portfolio	7.0%
AVIP BlackRock Advantage Large Cap Value Portfolio	6.0%
AVIP AB Relative Value Portfolio	5.0%
AVIP Bond Portfolio	5.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	4.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-
free
).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.
AVIP Growth Model Portfolio
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2025
This semi-annual shareholder report contains important information about the AVIP Growth Model Portfolio (the "Portfolio”) for the period of January 1, 2025 to June 30, 2025.

You can find additional information about the Portfolio at
www.augustarfund.com
. You can also request this information by contacting us at
877-781-6392
 (toll-free).
Portfolio Expenses -
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)
Portfolio	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
AVIP Growth Model Portfolio	$ 23	0.45%
Key Portfolio

Statistics (As of June 30, 2025)
The following table outlines key Portfolio

statistics that you should pay attention to.
Net assets	$ 336,643,717
Total number of portfolio holdings	19
Portfolio turnover rate	3%
Graphical Representation of Holdings (As of June 30, 2025)
The tables below show the investment makeup of the Portfolio, presented in terms of percentages of the net assets of the Portfolio.
Top 10

Holdings
AVIP S&P 500 ® Index Portfolio	18.9%
AVIP S&P MidCap 400 ® Index Portfolio	15.0%
AVIP BlackRock Advantage International Equity Portfolio	11.0%
DFA International Core Equity Portfolio Institutional	9.1%
AVIP BlackRock Advantage Large Cap Value Portfolio	7.0%
AVIP AB Relative Value Portfolio	6.0%
AVIP BlackRock Advantage Large Cap Core Portfolio	6.0%
AVIP BlackRock Advantage Small Cap Growth Portfolio	4.0%
DFA Emerging Markets Portfolio Institutional	3.0%
AVIP AB Small Cap Portfolio	3.0%
Portfolio Composition
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, holdings, and proxy voting information at
www.augustarfund.com
.
You can also request this information by contacting us at 877-781-6392 (toll-
free
).
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to variable contract owners having beneficial interest in the Portfolio or Fund, as applicable, with the same residential address, provided those contract owners have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they maintain a balance in the Portfolio or the Fund. If you would like to receive individual mailings, please call 877-781-6392 (toll-free) and the Fund will send separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code Of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees And Services.

Not applicable for semiannual reports.

Item 5. Audit Committee Of Listed Registrants.

Not applicable for semiannual reports.

Item 6. Investments.

The information required is disclosed as part of the financial statements included in Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

AuguStar Variable Insurance Products Fund, Inc.

Semi-Annual Financial Statements and Additional Information

JUNE 30, 2025

AuguStar® Financial

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Corporate Bonds–94.5%		Rate	Maturity	Face Amount	Value
Communication Services–5.6%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$958,427
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		3.700%	04/01/2051	1,000,000	666,110
Comcast Corp. (Media)		3.250%	11/01/2039	3,000,000	2,350,305
Cox Communications, Inc. (Media)	(a)	4.500%	06/30/2043	2,500,000	1,984,647
Meta Platforms, Inc. (Interactive Media & Svs.)		4.950%	05/15/2033	1,000,000	1,025,386
Time Warner Cable LLC (Media)		6.550%	05/01/2037	2,000,000	2,065,639
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,800,000	1,748,192
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		4.700%	01/15/2035	2,000,000	1,937,711
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	622,911
					13,359,328
Consumer Discretionary–7.6%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	904,549
Aptiv Swiss Holdings Ltd. (Automobile Components)		4.350%	03/15/2029	1,000,000	985,532
Aptiv Swiss Holdings Ltd. (Automobile Components)		3.250%	03/01/2032	2,000,000	1,790,038
Beach Acquisition Bidco LLC (Textiles, Apparel & Luxury Goods)	(a)(b)	10.000%, 10.750% PIK	07/15/2033	1,370,000	1,420,026
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	1,004,060
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	3,000,000	2,892,805
Home Depot, Inc. / The (Specialty Retail)		2.375%	03/15/2051	2,000,000	1,130,980
Lear Corp. (Automobile Components)		4.250%	05/15/2029	2,000,000	1,963,382
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	2,000,000	1,249,515
M.D.C. Holdings, Inc. (Household Durables)		3.850%	01/15/2030	2,000,000	1,910,355
Marriott International, Inc. (Hotels, Restaurants & Leisure)		4.900%	04/15/2029	3,000,000	3,053,383
					18,304,625
Consumer Staples–8.3%
Altria Group, Inc. (Tobacco)		5.625%	02/06/2035	2,000,000	2,038,766
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	2,000,000	1,951,500
Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.600%	04/15/2048	2,000,000	1,773,030
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	2,000,000	2,009,531
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	1,000,000	664,397
Coca-Cola Co. / The (Beverages)		2.500%	03/15/2051	1,000,000	600,434
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,800,000	1,595,360
Imperial Brands Finance PLC (Tobacco)	(a)	5.625%	07/01/2035	1,000,000	1,003,394
JBS U.S.A. Holding Lux SARL / JBS U.S.A. Foods Group Holdings, Inc. / JBS U.S.A. Food Co. (Food Products)	(a)	6.375%	04/15/2066	900,000	906,633
Kimberly-Clark Corp. (Household Products)		1.050%	09/15/2027	2,000,000	1,879,474
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,500,000	1,345,500
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	2,500,000	2,411,418
Smithfield Foods, Inc. (Food Products)	(a)	3.000%	10/15/2030	2,000,000	1,816,760
					19,996,197
Energy–11.8%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		4.080%	12/15/2047	2,000,000	1,561,064
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		1.749%	08/10/2030	1,000,000	878,676
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,800,000	1,643,670
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.200%	09/15/2034	3,000,000	2,913,410
Enbridge, Inc. (Oil, Gas & Consumable Fuels)		5.550%	06/20/2035	1,000,000	1,016,615
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	2,000,000	2,029,704
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	2,000,000	2,037,187
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	962,458
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	997,646
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4.750%	09/15/2044	1,000,000	831,744
MPLX LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2033	3,000,000	2,958,259
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.550%	10/01/2034	1,800,000	1,766,201
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.050%	10/01/2054	1,500,000	1,374,314
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		5.850%	01/15/2026	1,000,000	1,005,101
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.000%	06/15/2035	1,000,000	1,040,237
Shell Finance U.S., Inc. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,000,000	794,995
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		5.550%	08/15/2035	1,500,000	1,507,589
Texas Eastern Transmission LP (Oil, Gas & Consumable Fuels)	(a)	4.150%	01/15/2048	1,000,000	775,930
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(a)	6.500%	01/15/2034	165,000	165,000
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	988,420
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.400%	03/04/2044	1,000,000	939,490
					28,187,710
Financials–27.7%
ABN AMRO Bank N.V. (Banks)	(a)	4.197%	07/07/2028	2,000,000	2,001,605

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.300%	01/30/2032	$1,500,000	$1,358,985
Ally Financial, Inc. (Rate is fixed until 01/17/2030, then SOFRINDX + 173) (Consumer Finance)	(c)	5.543%	01/17/2031	3,000,000	3,042,154
American Express Co. (Rate is fixed until 08/03/2032, then SOFR + 176) (Consumer Finance)	(c)	4.420%	08/03/2033	1,800,000	1,756,517
American Express Co. (Rate is fixed until 07/26/2034, then SOFR + 142) (Consumer Finance)	(c)	5.284%	07/26/2035	3,000,000	3,037,069
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	1,500,000	1,558,704
Bank of America Corp. (Rate is fixed until 01/24/2035, then SOFR + 131) (Banks)	(c)	5.511%	01/24/2036	1,000,000	1,028,215
Bank of America Corp. (Rate is fixed until 03/08/2032, then H15T5Y + 200) (Banks)	(c)	3.846%	03/08/2037	1,000,000	915,094
Blackrock, Inc. (Capital Markets)		2.400%	04/30/2030	1,000,000	920,308
Blackrock, Inc. (Capital Markets)		2.100%	02/25/2032	2,000,000	1,725,641
Blackstone Private Credit Fund (Capital Markets)		6.000%	01/29/2032	2,000,000	2,011,058
CaixaBank SA (Rate is fixed until 07/03/2028, then SOFR + 114) (Banks)	(a)(c)	4.634%	07/03/2029	1,000,000	1,002,491
Capital One Financial Corp. (Rate is fixed until 07/26/2034, then SOFR + 199) (Consumer Finance)	(c)	5.884%	07/26/2035	2,000,000	2,062,002
Capital One N.A. (Banks)		USISOA05 + 173	08/09/2028	2,000,000	2,049,120
Citadel LP (Capital Markets)	(a)	6.000%	01/23/2030	1,000,000	1,033,900
Citigroup, Inc. (Rate is fixed until 01/24/2035, then SOFR + 183) (Banks)	(c)	6.020%	01/24/2036	2,000,000	2,053,835
First Horizon Bank (Banks)		5.750%	05/01/2030	1,000,000	1,022,867
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	11/05/2026	2,000,000	1,995,073
General Motors Financial Co., Inc. (Consumer Finance)		6.400%	01/09/2033	2,000,000	2,104,319
Goldman Sachs Group, Inc. / The (Rate is fixed until 07/23/2034, then SOFR + 155) (Capital Markets)	(c)	5.330%	07/23/2035	1,500,000	1,513,041
Goldman Sachs Group, Inc. / The (Rate is fixed until 10/23/2034, then SOFR + 142) (Capital Markets)	(c)	5.016%	10/23/2035	1,000,000	987,904
Hyundai Capital America (Consumer Finance)	(a)	5.300%	01/08/2030	1,500,000	1,532,214
Jefferies Financial Group, Inc. (Capital Markets)		4.850%	01/15/2027	1,800,000	1,813,481
JPMorgan Chase & Co. (Rate is fixed until 10/22/2034, then SOFR + 134) (Banks)	(c)	4.946%	10/22/2035	1,000,000	989,525
KeyCorp (Rate is fixed until 06/01/2032, then SOFRINDX + 206) (Banks)	(c)	4.789%	06/01/2033	2,500,000	2,437,161
LPL Holdings, Inc. (Capital Markets)		5.200%	03/15/2030	1,500,000	1,523,290
Mitsubishi UFJ Financial Group, Inc. (Rate is fixed until 02/22/2033, then H15T1Y + 163) (Banks)	(c)	5.441%	02/22/2034	2,000,000	2,058,760
Morgan Stanley (Capital Markets)		3.950%	04/23/2027	1,000,000	993,718
Morgan Stanley (Rate is fixed until 07/19/2034, then SOFR + 156) (Capital Markets)	(c)	5.320%	07/19/2035	1,800,000	1,821,974
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,500,000	1,536,159
PNC Bank N.A. (Banks)		2.700%	10/22/2029	2,500,000	2,332,795
Sixth Street Lending Partners (Capital Markets)	(a)	6.125%	07/15/2030	900,000	916,443
State Street Corp. (Capital Markets)		2.200%	03/03/2031	2,000,000	1,769,185
Sumitomo Mitsui Financial Group, Inc. (Rate is fixed until 07/08/2045, then SOFR + 178) (Banks)	(c)	5.796%	07/08/2046	2,000,000	2,000,000
Synchrony Financial (Consumer Finance)		5.150%	03/19/2029	2,000,000	2,008,074
Truist Financial Corp. (Rate is fixed until 10/28/2032, then SOFR + 230) (Banks)	(c)	6.123%	10/28/2033	1,000,000	1,062,792
U.S. Bancorp (Rate is fixed until 07/23/2029, then SOFR + 125) (Banks)	(c)	5.100%	07/23/2030	1,500,000	1,531,132
Wells Fargo & Co. (Rate is fixed until 01/24/2030, then SOFR + 111) (Banks)	(c)	5.244%	01/24/2031	2,000,000	2,051,675
Wells Fargo & Co. (Rate is fixed until 04/30/2040, then SOFR + 253) (Banks)	(c)	3.068%	04/30/2041	1,500,000	1,133,504
Wells Fargo & Co. (Banks)		4.650%	11/04/2044	1,000,000	856,038
Westpac Banking Corp. (Rate is fixed until 11/23/2026, then USISOA05 + 224) (Banks)	(c)	4.322%	11/23/2031	1,000,000	993,412
					66,541,234
Health Care–8.2%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	956,502
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	2,000,000	1,647,622
Amgen, Inc. (Biotechnology)		5.600%	03/02/2043	3,000,000	2,976,040
HCA, Inc. (Health Care Providers & Svs.)		5.500%	03/01/2032	2,000,000	2,064,065
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.950%	06/30/2030	2,000,000	1,861,247
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2.800%	06/30/2031	1,000,000	907,053
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,800,000	1,563,337
Takeda U.S. Financing, Inc. (Pharmaceuticals)		5.200%	07/07/2035	2,000,000	2,000,211
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.500%	07/15/2044	3,000,000	2,921,973
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	2,000,000	1,785,162
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.950%	06/15/2055	1,000,000	1,015,572
					19,698,784
Industrials–5.3%
BAE Systems PLC (Aerospace & Defense)	(a)	1.900%	02/15/2031	2,000,000	1,737,856
Boeing Co. / The (Aerospace & Defense)		6.298%	05/01/2029	2,000,000	2,114,303
Canadian Pacific Railway Co. (Ground Transportation)		2.050%	03/05/2030	1,300,000	1,170,521
FedEx Corp. (Air Freight & Logistics)	(a)	4.900%	01/15/2034	2,000,000	1,944,412
Lockheed Martin Corp. (Aerospace & Defense)		1.850%	06/15/2030	1,000,000	888,959
Lockheed Martin Corp. (Aerospace & Defense)		3.600%	03/01/2035	1,000,000	905,294

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
Ryder System, Inc. (Ground Transportation)		4.900%	12/01/2029	$2,000,000	$2,028,366
TTX Co. (Ground Transportation)	(a)	5.650%	12/01/2052	2,000,000	1,983,029
					12,772,740
Information Technology–1.9%
Micron Technology, Inc. (Semiconductors & Equip.)		6.750%	11/01/2029	2,000,000	2,161,819
VMware LLC (Software)		2.200%	08/15/2031	2,800,000	2,430,226
					4,592,045
Materials–7.0%
Anglo American Capital PLC (Metals & Mining)	(a)	4.750%	04/10/2027	724,000	727,363
BHP Billiton Finance U.S.A. Ltd. (Metals & Mining)		5.300%	02/21/2035	2,000,000	2,041,648
Corp. Nacional del Cobre de Chile (Metals & Mining)	(a)	6.330%	01/13/2035	600,000	622,608
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,287,678
Glencore Funding LLC (Metals & Mining)	(a)	2.850%	04/27/2031	2,000,000	1,803,181
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	3,000,000	3,002,788
Nutrien Ltd. (Chemicals)		4.200%	04/01/2029	1,900,000	1,880,325
RPM International, Inc. (Chemicals)		4.250%	01/15/2048	2,473,000	2,037,593
Steel Dynamics, Inc. (Metals & Mining)		3.250%	01/15/2031	1,000,000	932,787
Steel Dynamics, Inc. (Metals & Mining)		5.250%	05/15/2035	2,500,000	2,502,654
					16,838,625
Real Estate–2.2%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3.950%	01/15/2028	1,000,000	989,069
Healthcare Realty Holdings LP (Health Care REITs)		3.625%	01/15/2028	1,000,000	975,633
Kimco Realty OP LLC (Retail REITs)		5.300%	02/01/2036	1,400,000	1,409,748
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.625%	12/01/2029	1,000,000	982,438
Welltower OP LLC (Health Care REITs)		2.700%	02/15/2027	1,000,000	977,329
					5,334,217
Utilities–8.9%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	790,244
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,351,000	1,022,833
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	2,000,000	1,889,400
Berkshire Hathaway Energy Co. (Multi-Utilities)		3.250%	04/15/2028	1,900,000	1,859,491
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	2,000,000	1,690,329
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	2,000,000	1,981,668
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	784,528
Consolidated Edison Co. of New York, Inc. (Electric Utilities)		5.700%	05/15/2054	2,500,000	2,495,710
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,000,000	740,446
Eversource Energy (Electric Utilities)		3.300%	01/15/2028	1,000,000	973,543
FirstEnergy Transmission LLC (Electric Utilities)	(a)	4.550%	04/01/2049	2,000,000	1,695,208
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	2,000,000	1,351,372
Jersey Central Power & Light Co. (Electric Utilities)		5.100%	01/15/2035	1,000,000	997,044
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	2,000,000	2,047,454
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,500,000	1,111,222
					21,430,492
Total Corporate Bonds (Cost $240,129,536)					$227,055,997

Asset-Backed Securities–2.0%		Rate	Maturity	Face Amount	Value
Industrials–2.0%
Air Canada 2017-1 Class B Pass Through Trust	(a)	3.700%	01/15/2026	$909,392	$898,387
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	2,278,120	1,966,945
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	720,833	712,684
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	1,324,557	1,183,529
Total Asset-Backed Securities (Cost $5,171,982)					$4,761,545
Total Investments – 96.5% (Cost $245,301,518)	(d)				$231,817,542
Other Assets in Excess of Liabilities – 3.5%					8,528,851
Net Assets – 100.0%					$240,346,393

Percentages are stated as a percent of net assets.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Abbreviations:
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.960% at 6/30/2025
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.790% at 6/30/2025
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.45% at 6/30/2025
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.201% at 6/30/2025
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 3.744% at 6/30/2025

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At June 30, 2025, the value of these securities totaled $26,953,525, or 11.2% of the Portfolio’s net assets.

(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at June 30, 2025.

(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Common Stocks–70.1%		Shares	Value
Communication Services–7.3%
Alphabet, Inc. Class A (Interactive Media & Svs.)		41,652	$7,340,332
Alphabet, Inc. Class C (Interactive Media & Svs.)		23,949	4,248,313
Comcast Corp. Class A (Media)		55,859	1,993,608
Fox Corp. Class A (Media)		5,202	291,520
Fox Corp. Class B (Media)		685	35,367
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		12,266	9,053,412
Netflix, Inc. (Entertainment)	(a)	1,873	2,508,190
Verizon Communications, Inc. (Diversified Telecom. Svs.)		20,687	895,126
Walt Disney Co. / The (Entertainment)		6,686	829,131
			27,194,999
Consumer Discretionary–7.5%
Amazon.com, Inc. (Broadline Retail)	(a)	57,635	12,644,543
AutoZone, Inc. (Specialty Retail)	(a)	140	519,712
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		411	2,379,378
BorgWarner, Inc. (Automobile Components)		31,143	1,042,668
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,998	653,474
Home Depot, Inc. / The (Specialty Retail)		9,493	3,480,513
Lithia Motors, Inc. (Specialty Retail)		1,006	339,847
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	3,990	359,619
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		4,710	1,291,859
Tesla, Inc. (Automobiles)	(a)	9,532	3,027,935
TJX Cos., Inc. / The (Specialty Retail)		8,013	989,525
Toll Brothers, Inc. (Household Durables)		8,939	1,020,208
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		2,974	440,687
			28,189,968
Consumer Staples–3.7%
Coca-Cola Co. / The (Beverages)		8,326	589,065
Colgate-Palmolive Co. (Household Products)		14,070	1,278,963
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		3,177	3,145,039
Keurig Dr Pepper, Inc. (Beverages)		17,293	571,707
Philip Morris International, Inc. (Tobacco)		12,264	2,233,642
Procter & Gamble Co. / The (Household Products)		6,739	1,073,657
Walmart, Inc. (Consumer Staples Distribution & Retail)		50,646	4,952,166
			13,844,239
Energy–1.6%
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	10,512	423,423
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		2,829	688,918
ConocoPhillips (Oil, Gas & Consumable Fuels)		5,856	525,518
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		59,791	1,901,952
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		8,539	920,504
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		6,304	1,097,400
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		8,622	541,548
			6,099,263
Financials–9.9%
American Express Co. (Consumer Finance)		1,925	614,036
Bank of America Corp. (Banks)		80,228	3,796,389
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	4,728	2,296,721
Blackstone, Inc. (Capital Markets)		7,989	1,194,995
Charles Schwab Corp. / The (Capital Markets)		33,745	3,078,894
Citigroup, Inc. (Banks)		11,084	943,470
CME Group, Inc. (Capital Markets)		5,798	1,598,045
Fiserv, Inc. (Financial Services)	(a)	2,133	367,751
Huntington Bancshares, Inc. (Banks)		30,615	513,107
Intercontinental Exchange, Inc. (Capital Markets)		11,224	2,059,267
JPMorgan Chase & Co. (Banks)		13,738	3,982,784
Mastercard, Inc. Class A (Financial Services)		3,988	2,241,017
Moody's Corp. (Capital Markets)		3,190	1,600,072
Morgan Stanley (Capital Markets)		24,919	3,510,090
Nasdaq, Inc. (Capital Markets)		8,730	780,637
PNC Financial Services Group, Inc. / The (Banks)		3,651	680,619
Progressive Corp. / The (Insurance)		5,854	1,562,198
S&P Global, Inc. (Capital Markets)		3,289	1,734,257

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
Travelers Cos., Inc. / The (Insurance)		10,890	$2,913,511
Visa, Inc. (Financial Services)		4,150	1,473,457
			36,941,317
Health Care–6.9%
AbbVie, Inc. (Biotechnology)		10,110	1,876,618
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	8,303	456,416
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	9,940	1,067,655
Bristol-Myers Squibb Co. (Pharmaceuticals)		45,806	2,120,360
Cardinal Health, Inc. (Health Care Providers & Svs.)		17,942	3,014,256
Centene Corp. (Health Care Providers & Svs.)	(a)	11,178	606,742
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	4,787	374,391
Eli Lilly & Co. (Pharmaceuticals)		3,400	2,650,402
Gilead Sciences, Inc. (Biotechnology)		12,923	1,432,773
Medtronic PLC (Health Care Equip. & Supplies)		37,869	3,301,041
Merck & Co., Inc. (Pharmaceuticals)		19,543	1,547,024
Natera, Inc. (Biotechnology)	(a)	3,341	564,428
Pfizer, Inc. (Pharmaceuticals)		95,221	2,308,157
Regeneron Pharmaceuticals, Inc. (Biotechnology)		4,458	2,340,450
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		1,966	797,134
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		4,881	1,522,726
			25,980,573
Industrials–5.8%
AMETEK, Inc. (Electrical Equip.)		7,686	1,390,859
Cintas Corp. (Commercial Svs. & Supplies)		11,003	2,452,239
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,593	854,182
Cummins, Inc. (Machinery)		2,538	831,195
Delta Air Lines, Inc. (Passenger Airlines)		12,335	606,635
Eaton Corp. PLC (Electrical Equip.)		2,812	1,003,856
Expeditors International of Washington, Inc. (Air Freight & Logistics)		6,643	758,963
FedEx Corp. (Air Freight & Logistics)		8,155	1,853,713
Flowserve Corp. (Machinery)		15,894	832,051
General Dynamics Corp. (Aerospace & Defense)		1,217	354,950
HEICO Corp. Class A (Aerospace & Defense)		1,524	394,335
Honeywell International, Inc. (Industrial Conglomerates)		3,008	700,503
Lockheed Martin Corp. (Aerospace & Defense)		4,532	2,098,950
MasTec, Inc. (Construction & Engineering)	(a)	3,425	583,723
Parker-Hannifin Corp. (Machinery)		3,787	2,645,106
RTX Corp. (Aerospace & Defense)		3,940	575,319
Trane Technologies PLC (Building Products)		1,017	444,846
Uber Technologies, Inc. (Ground Transportation)	(a)	13,460	1,255,818
Union Pacific Corp. (Ground Transportation)		1,540	354,323
United Parcel Service, Inc. Class B (Air Freight & Logistics)		8,485	856,476
Waste Connections, Inc. (Commercial Svs. & Supplies)		2,849	531,965
Waste Management, Inc. (Commercial Svs. & Supplies)		2,279	521,481
			21,901,488
Information Technology–23.6%
Accenture PLC Class A (IT Svs.)		1,521	454,612
Adobe, Inc. (Software)	(a)	5,407	2,091,860
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	7,847	1,113,489
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		15,113	1,492,409
Apple, Inc. (Tech. Hardware, Storage & Periph.)		84,052	17,244,949
Broadcom, Inc. (Semiconductors & Equip.)		22,682	6,252,293
Elastic N.V. (Software)	(a)	5,766	486,247
Fair Isaac Corp. (Software)	(a)	172	314,409
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	12,931	645,516
Fortinet, Inc. (Software)	(a)	4,944	522,680
Intuit, Inc. (Software)		2,329	1,834,390
Lam Research Corp. (Semiconductors & Equip.)		18,501	1,800,887
Marvell Technology, Inc. (Semiconductors & Equip.)		15,920	1,232,208
Microsoft Corp. (Software)		43,071	21,423,946
Motorola Solutions, Inc. (Communications Equip.)		4,767	2,004,333
NVIDIA Corp. (Semiconductors & Equip.)		131,649	20,799,226
Palantir Technologies, Inc. Class A (Software)	(a)	9,928	1,353,385
QUALCOMM, Inc. (Semiconductors & Equip.)		14,035	2,235,214
Salesforce, Inc. (Software)		11,101	3,027,132

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
ServiceNow, Inc. (Software)	(a)	468	$481,141
Texas Instruments, Inc. (Semiconductors & Equip.)		6,907	1,434,031
			88,244,357
Materials–1.0%
Ecolab, Inc. (Chemicals)		2,829	762,246
Newmont Corp. (Metals & Mining)		13,222	770,314
Nucor Corp. (Metals & Mining)		4,902	635,005
Packaging Corp. of America (Containers & Packaging)		8,536	1,608,609
			3,776,174
Real Estate–1.4%
CubeSmart (Specialized REITs)		14,203	603,627
Equinix, Inc. (Specialized REITs)		2,791	2,220,157
Simon Property Group, Inc. (Retail REITs)		10,711	1,721,900
Ventas, Inc. (Health Care REITs)		8,833	557,804
			5,103,488
Utilities–1.4%
Consolidated Edison, Inc. (Multi-Utilities)		12,912	1,295,719
Entergy Corp. (Electric Utilities)		34,655	2,880,524
OGE Energy Corp. (Electric Utilities)		14,438	640,758
PG&E Corp. (Electric Utilities)		34,057	474,755
			5,291,756
Total Common Stocks (Cost $198,926,436)			$262,567,622

Corporate Bonds–27.7%		Rate	Maturity	Face Amount	Value
Communication Services–1.7%
AT&T, Inc. (Diversified Telecom. Svs.)		4.900%	08/15/2037	$1,000,000	$958,427
Comcast Corp. (Media)		3.250%	11/01/2039	2,000,000	1,566,870
Cox Communications, Inc. (Media)	(b)	4.500%	06/30/2043	1,000,000	793,859
Time Warner Cable LLC (Media)		6.550%	05/01/2037	1,000,000	1,032,819
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.875%	04/15/2030	1,200,000	1,165,461
Verizon Communications, Inc. (Diversified Telecom. Svs.)		2.875%	11/20/2050	1,000,000	622,911
					6,140,347
Consumer Discretionary–1.6%
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	1,000,000	904,549
Beach Acquisition Bidco LLC (Textiles, Apparel & Luxury Goods)	(b)(c)	10.000%, 10.750% PIK	07/15/2033	630,000	653,005
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		4.625%	08/01/2027	1,000,000	1,004,060
Hasbro, Inc. (Leisure Products)		3.900%	11/19/2029	2,000,000	1,928,537
Lear Corp. (Automobile Components)		3.500%	05/30/2030	1,000,000	942,581
Lowe's Cos., Inc. (Specialty Retail)		3.000%	10/15/2050	1,000,000	624,757
					6,057,489
Consumer Staples–2.4%
Altria Group, Inc. (Tobacco)		5.625%	02/06/2035	1,000,000	1,019,383
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Beverages)		4.700%	02/01/2036	1,000,000	975,750
B.A.T. Capital Corp. (Tobacco)		4.700%	04/02/2027	1,000,000	1,004,766
Coca-Cola Co. / The (Beverages)		3.000%	03/05/2051	2,000,000	1,328,794
Hershey Co. / The (Food Products)		1.700%	06/01/2030	1,200,000	1,063,573
Imperial Brands Finance PLC (Tobacco)	(b)	5.625%	07/01/2035	500,000	501,697
JBS U.S.A. Holding Lux SARL / JBS U.S.A. Foods Group Holdings, Inc. / JBS U.S.A. Food Co. (Food Products)	(b)	6.375%	04/15/2066	400,000	402,948
Kraft Heinz Foods Co. (Food Products)		4.625%	10/01/2039	1,000,000	897,000
Philip Morris International, Inc. (Tobacco)		3.375%	08/15/2029	1,000,000	964,567
Target Corp. (Consumer Staples Distribution & Retail)		2.350%	02/15/2030	1,000,000	922,587
					9,081,065
Energy–4.1%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc. (Energy Equip. & Svs.)		3.337%	12/15/2027	1,000,000	979,760
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.017%	01/16/2027	1,000,000	983,482
Chevron Corp. (Oil, Gas & Consumable Fuels)		2.236%	05/11/2030	1,200,000	1,095,780
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		5.200%	09/15/2034	2,000,000	1,942,273
Energy Transfer LP (Oil, Gas & Consumable Fuels)		4.950%	06/15/2028	1,000,000	1,014,852
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	1,000,000	1,018,594
Halliburton Co. (Energy Equip. & Svs.)		4.850%	11/15/2035	1,000,000	962,458
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		5.300%	12/01/2034	1,000,000	997,647
MPLX LP (Oil, Gas & Consumable Fuels)		5.000%	03/01/2033	2,000,000	1,972,173

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		5.550%	10/01/2034	$1,200,000	$1,177,467
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		6.050%	10/01/2054	1,000,000	916,209
Shell Finance U.S., Inc. (Oil, Gas & Consumable Fuels)		4.000%	05/10/2046	1,500,000	1,192,493
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(b)	6.500%	01/15/2034	85,000	85,000
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	1,000,000	988,420
					15,326,608
Financials–8.3%
ABN AMRO Bank N.V. (Banks)	(b)	4.197%	07/07/2028	1,000,000	1,000,803
AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Financial Services)		3.300%	01/30/2032	1,000,000	905,990
Ally Financial, Inc. (Rate is fixed until 01/17/2030, then SOFRINDX + 173) (Consumer Finance)	(d)	5.543%	01/17/2031	2,000,000	2,028,103
American Express Co. (Rate is fixed until 08/03/2032, then SOFR + 176) (Consumer Finance)	(d)	4.420%	08/03/2033	1,200,000	1,171,011
American Express Co. (Rate is fixed until 07/26/2034, then SOFR + 142) (Consumer Finance)	(d)	5.284%	07/26/2035	2,000,000	2,024,712
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	1,000,000	1,039,136
Bank of America Corp. (Rate is fixed until 01/24/2035, then SOFR + 131) (Banks)	(d)	5.511%	01/24/2036	1,000,000	1,028,215
Bank of New York Mellon Corp. / The (Rate is fixed until 07/21/2034, then SOFR + 177) (Capital Markets)	(d)	5.606%	07/21/2039	1,500,000	1,527,745
Blackrock, Inc. (Capital Markets)		2.100%	02/25/2032	1,000,000	862,821
Capital One Financial Corp. (Rate is fixed until 07/26/2034, then SOFR + 199) (Consumer Finance)	(d)	5.884%	07/26/2035	1,000,000	1,031,001
Capital One N.A. (Banks)		USISOA05 + 173	08/09/2028	1,000,000	1,024,560
Citigroup, Inc. (Rate is fixed until 05/01/2031, then SOFR + 117) (Banks)	(d)	2.561%	05/01/2032	2,000,000	1,771,838
First Horizon Bank (Banks)		5.750%	05/01/2030	1,000,000	1,022,867
Ford Motor Credit Co. LLC (Consumer Finance)		5.125%	11/05/2026	1,000,000	997,537
General Motors Financial Co., Inc. (Consumer Finance)		2.700%	06/10/2031	2,000,000	1,750,871
Goldman Sachs Group, Inc. / The (Rate is fixed until 07/23/2034, then SOFR + 155) (Capital Markets)	(d)	5.330%	07/23/2035	1,000,000	1,008,694
Hyundai Capital America (Consumer Finance)	(b)	5.300%	01/08/2030	1,000,000	1,021,476
Morgan Stanley (Rate is fixed until 07/19/2034, then SOFR + 156) (Capital Markets)	(d)	5.320%	07/19/2035	1,200,000	1,214,649
Oaktree Strategic Credit Fund (Capital Markets)		6.500%	07/23/2029	1,000,000	1,024,106
PNC Bank N.A. (Banks)		4.050%	07/26/2028	1,500,000	1,488,198
Royal Bank of Canada (Rate is fixed until 08/02/2029, then SOFR + 110) (Banks)	(d)	4.969%	08/02/2030	1,000,000	1,013,923
Sixth Street Lending Partners (Capital Markets)	(b)	6.125%	07/15/2030	600,000	610,962
State Street Corp. (Capital Markets)		2.200%	03/03/2031	1,000,000	884,592
Sumitomo Mitsui Financial Group, Inc. (Rate is fixed until 07/08/2045, then SOFR + 178) (Banks)	(d)	5.796%	07/08/2046	1,000,000	1,000,000
Truist Bank (Rate is fixed until 09/17/2029, then H15T5Y + 115) (Banks)	(d)	4.632%	09/17/2029	1,000,000	988,142
U.S. Bancorp (Rate is fixed until 07/23/2029, then SOFR + 125) (Banks)	(d)	5.100%	07/23/2030	1,000,000	1,020,755
Wells Fargo & Co. (Rate is fixed until 04/30/2040, then SOFR + 253) (Banks)	(d)	3.068%	04/30/2041	1,000,000	755,670
					31,218,377
Health Care–2.1%
AbbVie, Inc. (Biotechnology)		3.200%	11/21/2029	1,000,000	956,502
HCA, Inc. (Health Care Providers & Svs.)		5.500%	03/01/2032	1,000,000	1,032,032
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1.750%	09/15/2030	1,200,000	1,042,225
Takeda U.S. Financing, Inc. (Pharmaceuticals)		5.200%	07/07/2035	1,000,000	1,000,106
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		3.875%	12/15/2028	2,000,000	1,974,145
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.500%	07/15/2044	2,000,000	1,947,982
					7,952,992
Industrials–1.3%
FedEx Corp. (Air Freight & Logistics)	(b)	4.900%	01/15/2034	1,000,000	972,206
TTX Co. (Ground Transportation)	(b)	5.650%	12/01/2052	1,000,000	991,514
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	1,000,000	996,012
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	2,000,000	1,860,924
					4,820,656
Information Technology–1.0%
HP, Inc. (Tech. Hardware, Storage & Periph.)		2.650%	06/17/2031	2,000,000	1,769,978
Oracle Corp. (Software)		4.300%	07/08/2034	1,000,000	949,764
VMware LLC (Software)		2.200%	08/15/2031	1,200,000	1,041,526
					3,761,268
Materials–1.5%
BHP Billiton Finance U.S.A. Ltd. (Metals & Mining)		5.300%	02/21/2035	1,000,000	1,020,824
Corp. Nacional del Cobre de Chile (Metals & Mining)	(b)	6.330%	01/13/2035	400,000	415,072
Dow Chemical Co. / The (Chemicals)		4.250%	10/01/2034	1,402,000	1,287,678
Glencore Funding LLC (Metals & Mining)	(b)	2.850%	04/27/2031	2,000,000	1,803,181
Kinross Gold Corp. (Metals & Mining)		4.500%	07/15/2027	1,000,000	1,000,929
					5,527,684

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Balanced Allocation Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Real Estate–0.5%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3.950%	01/15/2028	$1,000,000	$989,069
American Tower Corp. (Specialized REITs)		2.750%	01/15/2027	1,000,000	976,202
					1,965,271
Utilities–3.2%
AEP Transmission Co. LLC (Electric Utilities)		4.000%	12/01/2046	1,000,000	790,244
AEP Transmission Co. LLC (Electric Utilities)		3.750%	12/01/2047	1,000,000	757,093
Ameren Corp. (Multi-Utilities)		3.500%	01/15/2031	1,000,000	944,700
Black Hills Corp. (Multi-Utilities)		3.050%	10/15/2029	1,000,000	937,537
Commonwealth Edison Co. (Electric Utilities)		4.350%	11/15/2045	1,000,000	845,165
Commonwealth Edison Co. (Electric Utilities)		5.650%	06/01/2054	1,000,000	990,834
Connecticut Light & Power Co. / The (Electric Utilities)		4.000%	04/01/2048	1,000,000	784,528
Consolidated Edison Co. of New York, Inc. (Electric Utilities)		5.700%	05/15/2054	1,000,000	998,284
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	1,500,000	1,110,669
Duke Energy Indiana LLC (Electric Utilities)		3.250%	10/01/2049	1,000,000	678,359
FirstEnergy Transmission LLC (Electric Utilities)	(b)	4.550%	04/01/2049	1,000,000	847,604
Florida Power & Light Co. (Electric Utilities)		3.150%	10/01/2049	1,000,000	675,686
Jersey Central Power & Light Co. (Electric Utilities)		5.100%	01/15/2035	1,000,000	997,044
Public Service Electric & Gas Co. (Multi-Utilities)		3.600%	12/01/2047	1,000,000	740,815
					12,098,562
Total Corporate Bonds (Cost $112,659,475)					$103,950,319

Asset-Backed Securities–0.7%		Rate	Maturity	Face Amount	Value
Industrials–0.7%
FedEx Corp. 2020-1 Class AA Pass Through Trust		1.875%	02/20/2034	$1,518,746	$1,311,296
United Airlines 2016-1 Class B Pass Through Trust		3.650%	01/07/2026	80,093	79,187
United Airlines 2019-2 Class AA Pass Through Trust		2.700%	05/01/2032	1,324,557	1,183,529
Total Asset-Backed Securities (Cost $2,862,476)					$2,574,012
Total Investments – 98.5% (Cost $314,448,387)	(e)				$369,091,953
Other Assets in Excess of Liabilities – 1.5%	(f)				5,572,905
Net Assets – 100.0%					$374,664,858

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.790% at 6/30/2025
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.45% at 6/30/2025
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.201% at 6/30/2025
USISOA05:	5 Year Secured Overnight Financing Rate ("SOFR") Spread-Adjusted ICE Swap Rate, 3.744% at 6/30/2025

Footnotes:
(a)	Non-income producing security.
(b)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At June 30, 2025, the value of these securities totaled $10,099,327, or 2.7% of the Portfolio’s net assets.

(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at June 30, 2025.

(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(f)	Includes $279,903 of cash pledged as collateral for the futures contracts outstanding at June 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	13	September 19, 2025	$3,937,320	$4,064,938	$127,618	$19,500
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Common Stocks–97.4%		Shares	Value
Japan–23.0%
Amada Co. Ltd. (Industrials)	(a)	67,600	$736,602
Asahi Kasei Corp. (Materials)	(a)	59,700	424,075
Astellas Pharma, Inc. (Health Care)	(a)	163,900	1,607,113
Brother Industries Ltd. (Information Technology)	(a)	34,900	600,843
Canon, Inc. (Information Technology)	(a)	105,200	3,047,038
Chubu Electric Power Co., Inc. (Utilities)	(a)	23,500	290,605
Chugai Pharmaceutical Co. Ltd. (Health Care)	(a)	12,200	637,738
Concordia Financial Group Ltd. (Financials)	(a)	14,100	91,182
Dai-ichi Life Holdings, Inc. (Financials)	(a)	63,900	483,022
Daito Trust Construction Co. Ltd. (Real Estate)	(a)	7,700	839,305
Daiwa House Industry Co. Ltd. (Real Estate)	(a)	9,800	337,622
Daiwa Securities Group, Inc. (Financials)	(a)	24,700	175,673
Denso Corp. (Consumer Discretionary)	(a)	42,000	566,433
DMG Mori Co. Ltd. (Industrials)	(a)	1,200	27,458
ENEOS Holdings, Inc. (Energy)	(a)	418,900	2,067,545
FANUC Corp. (Industrials)	(a)	39,800	1,082,638
Fujitsu Ltd. (Information Technology)	(a)	1,300	31,585
Hitachi Ltd. (Industrials)	(a)	73,900	2,140,798
Hoya Corp. (Health Care)	(a)	12,100	1,436,450
Japan Post Bank Co. Ltd. (Financials)	(a)	31,100	335,729
Japan Post Holdings Co. Ltd. (Financials)	(a)	32,400	299,061
Japan Post Insurance Co. Ltd. (Financials)	(a)	1,700	38,340
Kakaku.com, Inc. (Communication Services)	(a)	20,900	387,780
Kansai Electric Power Co., Inc. / The (Utilities)	(a)	103,300	1,222,489
Keyence Corp. (Information Technology)	(a)	6,800	2,730,463
Kyushu Electric Power Co., Inc. (Utilities)	(a)	6,300	56,316
Mazda Motor Corp. (Consumer Discretionary)	(a)	79,900	479,962
McDonald's Holdings Co. Japan Ltd. (Consumer Discretionary)	(a)	17,800	736,663
Mitsubishi Chemical Group Corp. (Materials)	(a)	204,700	1,073,127
Mitsubishi HC Capital, Inc. (Financials)	(a)	17,200	126,854
Mitsubishi UFJ Financial Group, Inc. (Financials)	(a)	207,800	2,845,121
Mitsui & Co. Ltd. (Industrials)	(a)	119,500	2,434,741
Mitsui Fudosan Co. Ltd. (Real Estate)	(a)	129,600	1,251,995
Mizuho Financial Group, Inc. (Financials)	(a)	53,700	1,478,315
MS&AD Insurance Group Holdings, Inc. (Financials)	(a)	36,300	809,716
Murata Manufacturing Co. Ltd. (Information Technology)	(a)	124,500	1,841,597
NEC Corp. (Information Technology)	(a)	50,700	1,484,935
Nissan Chemical Corp. (Materials)	(a)	3,300	100,530
Nomura Holdings, Inc. (Financials)	(a)	343,800	2,257,818
Nomura Real Estate Holdings, Inc. (Real Estate)	(a)	139,600	816,188
Nomura Research Institute Ltd. (Information Technology)	(a)	10,400	417,912
NTT, Inc. (Communication Services)	(a)	1,456,100	1,555,000
Obayashi Corp. (Industrials)	(a)	12,000	181,596
Olympus Corp. (Health Care)	(a)	85,600	1,015,690
ORIX Corp. (Financials)	(a)	76,400	1,722,673
Otsuka Corp. (Information Technology)	(a)	10,200	207,700
Otsuka Holdings Co. Ltd. (Health Care)	(a)	1,500	74,265
Pan Pacific International Holdings Corp. (Consumer Discretionary)	(a)	2,700	92,800
Panasonic Holdings Corp. (Consumer Discretionary)	(a)	153,700	1,651,148
Recruit Holdings Co. Ltd. (Industrials)	(a)	49,900	2,938,075
Resona Holdings, Inc. (Financials)	(a)	39,200	359,794
Common Stocks (Continued)		Shares	Value
Japan (continued)
Sanwa Holdings Corp. (Industrials)	(a)	4,900	$162,448
Secom Co. Ltd. (Industrials)	(a)	9,200	331,097
Shimizu Corp. (Industrials)	(a)	105,700	1,179,075
Shin-Etsu Chemical Co. Ltd. (Materials)	(a)	117,700	3,878,552
SMC Corp. (Industrials)	(a)	1,400	504,172
SoftBank Corp. (Communication Services)	(a)	757,800	1,171,077
SoftBank Group Corp. (Communication Services)	(a)	11,800	855,560
Sojitz Corp. (Industrials)	(a)	5,600	137,306
Sompo Holdings, Inc. (Financials)	(a)	33,600	1,006,625
Sony Group Corp. (Consumer Discretionary)	(a)	163,600	4,264,973
Sumitomo Chemical Co. Ltd. (Materials)	(a)	182,600	439,890
Sumitomo Corp. (Industrials)	(a)	79,800	2,056,420
Sumitomo Mitsui Financial Group, Inc. (Financials)	(a)	128,600	3,224,005
Sumitomo Mitsui Trust Group, Inc. (Financials)	(a)	12,000	318,101
T&D Holdings, Inc. (Financials)	(a)	9,400	205,611
Takeda Pharmaceutical Co. Ltd. (Health Care)	(a)	79,000	2,438,623
TDK Corp. (Information Technology)	(a)	29,600	346,208
Terumo Corp. (Health Care)	(a)	41,700	765,414
Tohoku Electric Power Co., Inc. (Utilities)	(a)	65,200	475,553
Tokio Marine Holdings, Inc. (Financials)	(a)	32,600	1,375,218
Tokyo Electron Ltd. (Information Technology)	(a)	13,300	2,539,231
Tokyo Gas Co. Ltd. (Utilities)	(a)	20,100	668,223
Tokyo Tatemono Co. Ltd. (Real Estate)	(a)	8,400	149,292
Tokyu Fudosan Holdings Corp. (Real Estate)	(a)	81,600	584,610
Toyota Motor Corp. (Consumer Discretionary)	(a)	40,300	692,240
Toyota Tsusho Corp. (Industrials)	(a)	41,600	939,612
			80,357,254
United Kingdom–14.3%
AstraZeneca PLC (Health Care)	(a)	38,247	5,333,842
BAE Systems PLC (Industrials)	(a)	122,882	3,181,321
Barclays PLC (Financials)	(a)	862,160	3,993,256
Barratt Redrow PLC (Consumer Discretionary)	(a)	25,452	159,443
Beazley PLC (Financials)	(a)	5,567	71,465
Berkeley Group Holdings PLC (Consumer Discretionary)	(a)	1,022	54,181
BP PLC (Energy)	(a)	87,635	437,164
Compass Group PLC (Consumer Discretionary)	(a)	2,220	75,192
GSK PLC (Health Care)	(a)	162,701	3,101,529
Halma PLC (Information Technology)	(a)	1,309	57,512
HSBC Holdings PLC (Financials)	(a)	385,085	4,662,248
IG Group Holdings PLC (Financials)	(a)	30,178	441,065
Imperial Brands PLC (Consumer Staples)	(a)	76,554	3,022,179
International Consolidated Airlines Group SA (Industrials)	(a)	54,019	253,082
Intertek Group PLC (Industrials)	(a)	24,319	1,582,720
J Sainsbury PLC (Consumer Staples)	(a)	124,753	496,273
London Stock Exchange Group PLC (Financials)	(a)	33,731	4,928,729
NatWest Group PLC (Financials)	(a)	279,953	1,965,686
Next PLC (Consumer Discretionary)	(a)	240	41,002
RELX PLC (Industrials)	(a)	13,096	710,391
Rightmove PLC (Communication Services)	(a)	22,402	242,721
Rio Tinto PLC (Materials)	(a)	3,387	197,369
Rolls-Royce Holdings PLC (Industrials)	(a)	275,619	3,661,949
Sage Group PLC / The (Information Technology)	(a)	94,024	1,615,935

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
United Kingdom (continued)
Shell PLC (Energy)	(a)	139,722	$4,896,249
Smiths Group PLC (Industrials)	(a)	61,007	1,881,300
Standard Chartered PLC (Financials)	(a)	2,542	42,127
Unilever PLC (Consumer Staples)	(a)	27,781	1,692,117
Vodafone Group PLC (Communication Services)	(a)	1,133,726	1,210,719
			50,008,766
Germany–11.1%
adidas AG (Consumer Discretionary)	(a)	17,805	4,150,333
Allianz SE (Financials)	(a)	16,288	6,599,414
Deutsche Bank AG (Financials)	(a)	62,692	1,859,998
Deutsche Telekom AG (Communication Services)	(a)	90,030	3,296,197
E.ON SE (Utilities)	(a)	175,133	3,224,715
GEA Group AG (Industrials)	(a)	321	22,456
HUGO BOSS AG (Consumer Discretionary)	(a)	2,163	100,060
Mercedes-Benz Group AG (Consumer Discretionary)	(a)	23,012	1,346,431
Nemetschek SE (Information Technology)	(a)	3,045	441,335
Rational AG (Industrials)	(a)	383	321,215
Rheinmetall AG (Industrials)	(a)	833	1,762,392
SAP SE (Information Technology)	(a)	31,739	9,654,613
Siemens AG (Industrials)	(a)	9,316	2,389,324
Siemens Energy AG (Industrials)	(a)(b)	24,847	2,871,385
Siemens Healthineers AG (Health Care)	(a)	11,759	652,306
			38,692,174
Switzerland–10.7%
ABB Ltd. (Industrials)	(a)	94,717	5,662,340
Accelleron Industries AG (Industrials)	(a)	5,189	366,039
Amrize Ltd. (Materials)	(b)(c)	21,047	1,049,896
Belimo Holding AG (Industrials)	(a)	469	479,466
Chocoladefabriken Lindt & Spruengli AG (Consumer Staples)	(a)	45	757,150
Cie Financiere Richemont SA (Consumer Discretionary)	(a)	99	18,723
Givaudan SA (Materials)	(a)	671	3,254,623
Glencore PLC (Materials)	(a)	595,993	2,320,724
Helvetia Holding AG (Financials)	(a)	1,306	307,260
Holcim AG (Materials)	(a)	21,047	1,568,805
Logitech International SA (Information Technology)	(a)	11,452	1,034,842
Nestle SA (Consumer Staples)	(a)	20,509	2,036,991
Novartis AG (Health Care)	(a)	65,589	7,934,633
Roche Holding Ltd. (Health Care)	(a)	1,546	537,907
Roche Holding Ltd. NVS (Health Care)	(a)	16,125	5,271,431
SGS SA (Industrials)	(a)	11,986	1,219,022
Sonova Holding AG (Health Care)	(a)	662	197,750
UBS Group AG (Financials)	(a)	30,948	1,051,555
Zurich Insurance Group AG (Financials)	(a)	3,097	2,171,748
			37,240,905
France–10.5%
Air Liquide SA (Materials)	(a)	2,039	421,147
BNP Paribas SA (Financials)	(a)	11,839	1,066,330
Bureau Veritas SA (Industrials)	(a)	60,671	2,093,068
Capgemini SE (Information Technology)	(a)	488	83,526
Carrefour SA (Consumer Staples)	(a)	38,896	548,335
Credit Agricole SA (Financials)	(a)	92,019	1,743,257
Danone SA (Consumer Staples)	(a)	36,549	2,986,171
Dassault Systemes SE (Information Technology)	(a)	66,681	2,417,059
Eiffage SA (Industrials)	(a)	1,992	280,145
Engie SA (Utilities)	(a)	94,017	2,213,959
Hermes International SCA (Consumer Discretionary)	(a)	1,077	2,921,915
Common Stocks (Continued)		Shares	Value
France (continued)
Ipsen SA (Health Care)	(a)	7,437	$886,668
LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	(a)	7,779	4,079,709
Orange SA (Communication Services)	(a)	93,909	1,433,570
Safran SA (Industrials)	(a)	19,692	6,413,368
Sanofi SA (Health Care)	(a)	24,626	2,382,752
Thales SA (Industrials)	(a)	5,907	1,740,229
TotalEnergies SE (Energy)	(a)	37,804	2,325,224
Valeo SE (Consumer Discretionary)	(a)	46,310	507,958
Vinci SA (Industrials)	(a)	124	18,304
			36,562,694
Australia–5.5%
AGL Energy Ltd. (Utilities)	(a)	31,624	203,201
ANZ Group Holdings Ltd. (Financials)	(a)	5,556	106,639
Aristocrat Leisure Ltd. (Consumer Discretionary)	(a)	77,846	3,339,384
BHP Group Ltd. (Materials)	(a)	53,742	1,291,663
Commonwealth Bank of Australia (Financials)	(a)	41,449	5,040,382
CSL Ltd. (Health Care)	(a)	7,720	1,216,865
Evolution Mining Ltd. (Materials)	(a)	64,943	338,718
JB Hi-Fi Ltd. (Consumer Discretionary)	(a)	499	36,245
Macquarie Group Ltd. (Financials)	(a)	14,932	2,248,230
Northern Star Resources Ltd. (Materials)	(a)	143,528	1,775,259
Qantas Airways Ltd. (Industrials)	(a)	43,612	308,319
REA Group Ltd. (Communication Services)	(a)	6,326	1,001,386
Santos Ltd. (Energy)	(a)	78,018	392,516
SEEK Ltd. (Communication Services)	(a)	16,827	266,383
Sonic Healthcare Ltd. (Health Care)	(a)	78,549	1,385,050
South32 Ltd. (Materials)	(a)	99,344	190,437
			19,140,677
Netherlands–4.3%
Adyen N.V. (Financials)	(a)(b)	370	679,361
Argenx SE (Health Care)	(a)(b)	803	442,701
ASML Holding N.V. (Information Technology)	(a)	9,825	7,866,360
ASR Nederland N.V. (Financials)	(a)	1,227	81,498
Euronext N.V. (Financials)	(a)	1,624	277,894
ING Groep N.V. (Financials)	(a)	133,963	2,939,798
Koninklijke Ahold Delhaize N.V. (Consumer Staples)	(a)	8,847	369,872
NN Group N.V. (Financials)	(a)	3,708	246,461
Prosus N.V. (Consumer Discretionary)	(a)	21,310	1,193,720
Stellantis N.V. (Consumer Discretionary)	(a)	36,847	369,494
Wolters Kluwer N.V. (Industrials)	(a)	2,932	490,299
			14,957,458
Italy–2.7%
A2A SpA (Utilities)	(a)	148,114	398,749
Amplifon SpA (Health Care)	(a)	32,367	760,799
Banca Mediolanum SpA (Financials)	(a)	4,059	69,933
Banca Monte dei Paschi di Siena SpA (Financials)	(a)	113,848	968,981
BPER Banca SPA (Financials)	(a)	18,103	164,612
Buzzi SpA (Materials)	(a)	1,355	75,149
Enel SpA (Utilities)	(a)	360,380	3,420,426
Ferrari N.V. (Consumer Discretionary)	(a)	299	146,598
Generali (Financials)	(a)	17,242	613,733
Intesa Sanpaolo SpA (Financials)	(a)	278,288	1,604,141
Leonardo SpA (Industrials)	(a)	5,429	306,152
Moncler SpA (Consumer Discretionary)	(a)	603	34,429
Nexi SpA (Financials)	(a)	54,891	328,212
Recordati Industria Chimica e Farmaceutica SpA (Health Care)	(a)	6,718	422,673

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Italy (continued)
UniCredit SpA (Financials)	(a)	1,292	$86,655
Unipol Assicurazioni SpA (Financials)	(a)	7,176	142,278
			9,543,520
Sweden–2.5%
AddTech AB (Industrials)	(a)	7,171	244,274
Alfa Laval AB (Industrials)	(a)	19,003	800,442
Assa Abloy AB Class B (Industrials)	(a)	33,937	1,061,203
Atlas Copco AB Class A (Industrials)	(a)	138,630	2,245,733
Atlas Copco AB Class B (Industrials)	(a)	67,778	965,711
Evolution AB (Consumer Discretionary)	(a)	9,705	771,857
Getinge AB Class B (Health Care)	(a)	14,643	293,863
Hexagon AB Class B (Information Technology)	(a)	2,734	27,473
Saab AB Class B (Industrials)	(a)	2,569	143,487
Sandvik AB (Industrials)	(a)	24,949	572,531
Swedish Orphan Biovitrum AB (Health Care)	(a)(b)	8,947	273,008
Telefonaktiebolaget LM Ericsson Class B (Information Technology)	(a)	168,015	1,439,954
			8,839,536
Hong Kong–2.4%
AIA Group Ltd. (Financials)	(a)	340,800	3,064,737
CK Hutchison Holdings Ltd. (Industrials)	(a)	294,000	1,814,922
Jardine Matheson Holdings Ltd. (Industrials)	(a)	2,300	110,569
Sun Hung Kai Properties Ltd. (Real Estate)	(a)	17,500	200,944
Swire Pacific Ltd. Class A (Industrials)	(a)	52,000	446,006
Techtronic Industries Co. Ltd. (Industrials)	(a)	116,000	1,277,802
WH Group Ltd. (Consumer Staples)	(a)	1,449,000	1,395,511
			8,310,491
Spain–2.3%
ACS Actividades de Construccion y Servicios SA (Industrials)	(a)	2,784	193,340
Banco Bilbao Vizcaya Argentaria SA (Financials)	(a)	21,580	331,902
Banco Santander SA (Financials)	(a)	305,618	2,530,082
Bankinter SA (Financials)	(a)	37,973	495,668
Endesa SA (Utilities)	(a)	5,750	182,141
Industria de Diseno Textil SA (Consumer Discretionary)	(a)	37,294	1,943,370
Telefonica SA (Communication Services)	(a)	426,156	2,248,124
			7,924,627
Singapore–2.1%
DBS Group Holdings Ltd. (Financials)	(a)	89,800	3,175,265
Singapore Telecommunications Ltd. (Communication Services)	(a)	1,371,200	4,120,515
			7,295,780
Common Stocks (Continued)		Shares	Value
Ireland–1.1%
Experian PLC (Industrials)	(a)	74,651	$3,845,762
New Zealand–1.0%
Xero Ltd. (Information Technology)	(a)(b)	29,475	3,488,428
Denmark–1.0%
Genmab A/S (Health Care)	(a)(b)	1,902	393,565
GN Store Nord AS (Consumer Discretionary)	(a)(b)	26,138	402,216
Novo Nordisk A/S Class B (Health Care)	(a)	35,086	2,448,230
Vestas Wind Systems A/S (Industrials)	(a)	15,461	232,319
			3,476,330
Israel–0.8%
Bank Hapoalim BM (Financials)	(a)	22,329	428,827
Bank Leumi Le-Israel BM (Financials)	(a)	27,727	515,950
Elbit Systems Ltd. (Industrials)	(a)	270	120,055
Israel Discount Bank Ltd. Class A (Financials)	(a)	22,093	220,302
Mizrahi Tefahot Bank Ltd. (Financials)	(a)	10,825	705,783
Nice Ltd. (Information Technology)	(a)(b)	5,799	982,692
			2,973,609
Belgium–0.7%
Ageas SA / N.V. (Financials)	(a)	35,215	2,377,829
Norway–0.6%
Kongsberg Gruppen ASA (Industrials)	(a)	49,409	1,916,490
Var Energi ASA (Energy)	(a)	99,336	318,462
			2,234,952
Finland–0.5%
Nordea Bank Abp (Financials)	(a)	110,585	1,644,373
Austria–0.3%
BAWAG Group AG (Financials)	(a)	9,398	1,197,900
Total Common Stocks (Cost $299,467,102)			$340,113,065

Preferred Securities–0.2%		Rate	Quantity	Value
Germany–0.2%
Henkel AG & Co. KGaA (Consumer Staples)	(a)	3.053% (d)	11,431	$897,573
Total Preferred Securities (Cost $982,329)				$897,573
Total Investments – 97.6% (Cost $300,449,431)			(e)	$341,010,638
Other Assets in Excess of Liabilities – 2.4%			(f)	8,307,918
Net Assets – 100.0%				$349,318,556

Percentages are stated as a percent of net assets.

Abbreviations:
NVS:	Non-Voting Shares

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage International Equity Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Footnotes:
(a)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $339,960,742 or 97.3%
of the Portfolio’s net assets.

(b)	Non-income producing security.
(c)
As discussed in Note 2 of the Notes to Financial Statements, not all investments that are traded on a foreign exchange are valued at an estimate that is different from the local close price. In some instances, the independent fair valuation service uses a stock’s local close price because the service’s measure of predictability related to their valuation model of a stock is below a chosen threshold. These securities represent $1,049,896 or 0.3% of the Portfolio’s net assets.
Other Portfolio securities are not subjected to fair valuation procedures because they are traded on domestic or foreign exchanges that have close times that are consistent with the U.S. market close, normally 4:00 pm Eastern Time.

(d)
Represents twelve-month dividend yield. Rates are determined by actual distributions, which are impacted by factors unique to each preference share such as board authorization, distributable earnings, and preferred payout features compared to other classes of equity.

(e)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(f)	Includes $284,593 of cash pledged as collateral for the futures contracts outstanding at June 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
MSCI EAFE Index - Long	54	September 19, 2025	$7,144,964	$7,240,590	$95,626	$2,160
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Common Stocks–99.3%		Shares	Value
Communication Services–10.5%
Alphabet, Inc. Class A (Interactive Media & Svs.)		32,448	$5,718,311
Live Nation Entertainment, Inc. (Entertainment)	(a)	6,589	996,784
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		4,072	3,005,502
ROBLOX Corp. Class A (Entertainment)	(a)	14,819	1,558,959
Tencent Holdings Ltd. (Interactive Media & Svs.)	(b)	21,567	1,385,186
			12,664,742
Consumer Discretionary–18.8%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,517	1,127,140
Amazon.com, Inc. (Broadline Retail)	(a)	58,978	12,939,184
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		216	1,250,476
BYD Co. Ltd. (Automobiles)	(b)	70,315	1,100,494
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	9,784	275,126
D.R. Horton, Inc. (Household Durables)		2,070	266,864
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	592	242,732
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	2,686	204,029
Games Workshop Group PLC (Leisure Products)	(b)	1,286	286,388
Kura Sushi U.S.A., Inc. Class A (Hotels, Restaurants & Leisure)	(a)	2,192	188,687
Lowe's Cos., Inc. (Specialty Retail)		9,882	2,192,519
MercadoLibre, Inc. (Broadline Retail)	(a)	615	1,607,383
Savers Value Village, Inc. (Broadline Retail)	(a)	12,354	126,011
Starbucks Corp. (Hotels, Restaurants & Leisure)		4,964	454,851
TopBuild Corp. (Household Durables)	(a)	1,107	358,380
			22,620,264
Consumer Staples–2.3%
Coca-Cola Co. / The (Beverages)		7,546	533,880
Constellation Brands, Inc. Class A (Beverages)		4,486	729,782
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		18,179	1,468,863
			2,732,525
Energy–1.5%
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		4,677	1,138,943
Range Resources Corp. (Oil, Gas & Consumable Fuels)		16,152	656,902
			1,795,845
Financials–10.2%
Arthur J. Gallagher & Co. (Insurance)		3,635	1,163,636
Capital One Financial Corp. (Consumer Finance)		5,797	1,233,370
Evercore, Inc. Class A (Capital Markets)		1,379	372,358
Huntington Bancshares, Inc. (Banks)		14,015	234,891
Intercontinental Exchange, Inc. (Capital Markets)		7,338	1,346,303
M&T Bank Corp. (Banks)		1,214	235,504
Mastercard, Inc. Class A (Financial Services)		5,455	3,065,383
Morgan Stanley (Capital Markets)		2,350	331,021
Rocket Cos., Inc. Class A (Financial Services)		24,800	351,664
Toast, Inc. Class A (Financial Services)	(a)	23,984	1,062,251
Visa, Inc. (Financial Services)		8,221	2,918,866
			12,315,247
Health Care–14.0%
10X Genomics, Inc. Class A (Life Sciences Tools & Svs.)	(a)	4,630	53,615
Aclaris Therapeutics, Inc. (Pharmaceuticals)	(a)	2,837	4,029
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	3,159	$598,094
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	4,376	1,426,970
Arcellx, Inc. (Biotechnology)	(a)	627	41,288
Beam Therapeutics, Inc. (Biotechnology)	(a)	8,641	146,983
Biogen, Inc. (Biotechnology)	(a)	2,403	301,793
BioNTech SE – ADR (Biotechnology)	(a)	4,554	484,864
Bio-Techne Corp. (Life Sciences Tools & Svs.)		805	41,417
Blueprint Medicines Corp. (Biotechnology)	(a)	399	51,144
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	25,603	2,750,018
Ceribell, Inc. (Health Care Equip. & Supplies)	(a)	1,200	22,476
Chemometec A/S (Life Sciences Tools & Svs.)	(b)	1,663	153,418
Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	(b)	9,325	487,451
Codexis, Inc. (Life Sciences Tools & Svs.)	(a)	19,371	47,265
Cytokinetics, Inc. (Biotechnology)	(a)	1,969	65,056
Eli Lilly & Co. (Pharmaceuticals)		3,853	3,003,529
Exact Sciences Corp. (Biotechnology)	(a)	17,365	922,776
Galapagos N.V. – ADR (Biotechnology)	(a)	4,172	116,774
Gilead Sciences, Inc. (Biotechnology)		9,571	1,061,137
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,580	266,488
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	9,222	966,097
Hookipa Pharma, Inc. (Biotechnology)	(a)	679	852
Immunocore Holdings PLC – ADR (Biotechnology)	(a)	2,525	79,235
Janux Therapeutics, Inc. (Biotechnology)	(a)	1,392	32,155
Krystal Biotech, Inc. (Biotechnology)	(a)	476	65,431
Legend Biotech Corp. – ADR (Biotechnology)	(a)	3,454	122,583
MaxCyte, Inc. (Life Sciences Tools & Svs.)	(a)	6,466	14,096
Moderna, Inc. (Biotechnology)	(a)	3,898	107,546
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	1,343	344,654
Pulmonx Corp. (Health Care Equip. & Supplies)	(a)	1,299	3,364
Royalty Pharma PLC Class A (Pharmaceuticals)		38,813	1,398,432
RxSight, Inc. (Health Care Equip. & Supplies)	(a)	418	5,434
Teva Pharmaceutical Industries Ltd. – ADR (Pharmaceuticals)	(a)	32,666	547,482
UCB SA (Pharmaceuticals)	(b)	3,343	656,767
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	1,403	404,036
Vor BioPharma, Inc. (Biotechnology)	(a)	6,484	10,504
XOMA Royalty Corp. (Biotechnology)	(a)	2,769	69,779
Zevra Therapeutics, Inc. (Pharmaceuticals)	(a)	6,376	56,173
			16,931,205
Industrials–8.8%
Deere & Co. (Machinery)		3,172	1,612,930
Equifax, Inc. (Professional Svs.)		7,627	1,978,215
Ferguson Enterprises, Inc. (Trading Companies & Distributors)	(b)	3,400	743,127
GE Vernova, Inc. (Electrical Equip.)		3,015	1,595,387
General Electric Co. (Aerospace & Defense)		6,931	1,783,970
Ingersoll Rand, Inc. (Machinery)		6,760	562,297
Loar Holdings, Inc. (Aerospace & Defense)	(a)	57	4,912
RELX PLC – ADR (Professional Svs.)		6,767	367,719
Simpson Manufacturing Co., Inc. (Building Products)		278	43,176
Uber Technologies, Inc. (Ground Transportation)	(a)	8,403	784,000
UL Solutions, Inc. Class A (Professional Svs.)		7,209	525,248
Westinghouse Air Brake Technologies Corp. (Machinery)		3,186	666,989
			10,667,970

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Fidelity Institutional AM® Equity Growth Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology–30.4%
Appfolio, Inc. Class A (Software)	(a)	256	$58,952
Apple, Inc. (Tech. Hardware, Storage & Periph.)		23,506	4,822,726
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	200	18,084
BE Semiconductor Industries N.V. (Semiconductors & Equip.)	(b)	5,278	790,102
Circle Internet Group, Inc. (Software)	(a)	200	36,258
CyberArk Software Ltd. (Software)	(a)	588	239,245
Docusign, Inc. (Software)	(a)	4,883	380,337
Gartner, Inc. (IT Svs.)	(a)	243	98,225
HubSpot, Inc. (Software)	(a)	1,550	862,777
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		2,979	649,720
Microsoft Corp. (Software)		14,464	7,194,538
Monday.com Ltd. (Software)	(a)	2,288	719,530
Nutanix, Inc. Class A (Software)	(a)	3,933	300,639
NVIDIA Corp. (Semiconductors & Equip.)		89,111	14,078,647
Palo Alto Networks, Inc. (Software)	(a)	1,809	370,194
SailPoint, Inc. (Software)	(a)	700	16,002
Shopify, Inc. Class A (IT Svs.)	(a)	13,128	1,514,315
SiTime Corp. (Semiconductors & Equip.)	(a)	1,913	407,622
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		13,870	3,141,416
Wix.com Ltd. (IT Svs.)	(a)	4,032	638,911
Zeta Global Holdings Corp. Class A (Software)	(a)	11,766	182,255
Zscaler, Inc. (Software)	(a)	545	171,097
			36,691,592
Materials–2.0%
Carpenter Technology Corp. (Metals & Mining)		3,074	849,592
Common Stocks (Continued)		Shares	Value
Materials (continued)
Eagle Materials, Inc. (Construction Materials)		196	$39,613
International Paper Co. (Containers & Packaging)		14,433	675,897
Martin Marietta Materials, Inc. (Construction Materials)		933	512,180
Vale SA – ADR (Metals & Mining)		36,491	354,328
			2,431,610
Real Estate–0.8%
Zillow Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	2,724	186,567
Zillow Group, Inc. Class C (Real Estate Mgmt. & Development)	(a)	11,638	815,242
			1,001,809
Total Common Stocks (Cost $95,412,376)			$119,852,809

Rights–0.0%		Quantity	Value
Health Care–0.0%
Gamida Cell Ltd. CVR (Acquired July 31, 2023 through August 28, 2023, Cost $44,288) (Biotechnology)	(a)(c)	33,274	$ —
Total Rights (Cost $44,288)			$ —
Total Investments – 99.3% (Cost $95,456,664)	(d)		$119,852,809
Other Assets in Excess of Liabilities – 0.7%			834,422
Net Assets – 100.0%			$120,687,231

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right

Footnotes:
(a)	Non-income producing security.
(b)
Security traded on a foreign exchange has been valued at an estimate of fair value that is different than the local market close price. These fair value estimates are determined by an independent fair valuation service that has been approved by the Board or its designee. These securities represent $5,602,933 or 4.6% of the
Portfolio’s net assets.

(c)	Represents a security deemed to be restricted. At June 30, 2025, the value of restricted securities in the Portfolio totaled $0, or 0.0% of the Portfolio’s net assets.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Common Stocks–99.4%		Shares	Value
Communication Services–1.5%
Cable One, Inc. (Media)		320	$43,459
Cargurus, Inc. (Interactive Media & Svs.)	(a)	4,230	141,578
Cars.com, Inc. (Interactive Media & Svs.)	(a)	5,115	60,613
Cinemark Holdings, Inc. (Entertainment)		6,250	188,625
Cogent Communications Holdings, Inc. (Diversified Telecom. Svs.)		1,790	86,296
DoubleVerify Holdings, Inc. (Media)	(a)	6,000	89,820
IAC, Inc. (Interactive Media & Svs.)	(a)	2,903	108,398
John Wiley & Sons, Inc. Class A (Media)		2,150	95,955
Lumen Technologies, Inc. (Diversified Telecom. Svs.)	(a)	42,020	184,048
Madison Square Garden Sports Corp. (Entertainment)	(a)	540	112,833
QuinStreet, Inc. (Interactive Media & Svs.)	(a)	4,900	78,890
Shutterstock, Inc. (Interactive Media & Svs.)		2,280	43,229
TEGNA, Inc. (Media)		7,090	118,828
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		4,780	170,072
Yelp, Inc. (Interactive Media & Svs.)	(a)	2,696	92,392
			1,615,036
Consumer Discretionary–13.7%
Academy Sports & Outdoors, Inc. (Specialty Retail)		2,109	94,504
Acushnet Holdings Corp. (Leisure Products)		1,056	76,898
Adient PLC (Automobile Components)	(a)	5,380	104,695
Adtalem Global Education, Inc. (Diversified Consumer Svs.)	(a)	1,100	139,953
Advance Auto Parts, Inc. (Specialty Retail)		2,303	107,066
American Eagle Outfitters, Inc. (Specialty Retail)		9,400	90,428
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	836	199,419
BJ's Restaurants, Inc. (Hotels, Restaurants & Leisure)	(a)	3,030	135,138
Bloomin' Brands, Inc. (Hotels, Restaurants & Leisure)		5,730	49,335
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	6,595	1,002,440
BorgWarner, Inc. (Automobile Components)		8,670	290,272
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	1,820	328,201
Buckle, Inc. / The (Specialty Retail)		2,600	117,910
Caleres, Inc. (Specialty Retail)		2,590	31,650
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	3,320	279,644
Cavco Industries, Inc. (Household Durables)	(a)	270	117,296
Century Communities, Inc. (Household Durables)		1,830	103,066
Champion Homes, Inc. (Household Durables)	(a)	10,132	634,365
Cheesecake Factory, Inc. / The (Hotels, Restaurants & Leisure)		1,890	118,427
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		1,380	84,290
Dana, Inc. (Automobile Components)		7,540	129,311
Dorman Products, Inc. (Automobile Components)	(a)	850	104,269
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	10,156	694,366
Etsy, Inc. (Broadline Retail)	(a)	4,140	207,662
Foot Locker, Inc. (Specialty Retail)	(a)	4,430	108,535
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	3,161	186,309
Gentherm, Inc. (Automobile Components)	(a)	3,600	101,844
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	3,240	72,576
Golden Entertainment, Inc. (Hotels, Restaurants & Leisure)		2,690	79,167
Green Brick Partners, Inc. (Household Durables)	(a)	1,770	111,298
Group 1 Automotive, Inc. (Specialty Retail)		402	175,557
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Guess?, Inc. (Specialty Retail)		1,070	$12,936
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	14,600	66,868
Installed Building Products, Inc. (Household Durables)		968	174,550
Jack in the Box, Inc. (Hotels, Restaurants & Leisure)		1,410	24,619
Kohl's Corp. (Broadline Retail)		5,490	46,555
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		2,300	151,731
La-Z-Boy, Inc. (Household Durables)		2,300	85,491
LGI Homes, Inc. (Household Durables)	(a)	1,070	55,126
M/I (Household Durables)	(a)	1,120	125,574
Matthews International Corp. Class A (Diversified Consumer Svs.)		3,870	92,532
Meritage Homes Corp. (Household Durables)		2,520	168,764
Mister Car Wash, Inc. (Diversified Consumer Svs.)	(a)	18,480	111,065
Modine Manufacturing Co. (Automobile Components)	(a)	7,518	740,523
National Vision Holdings, Inc. (Specialty Retail)	(a)	5,680	130,697
Newell Brands, Inc. (Household Durables)		17,040	92,016
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	6,219	819,540
Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)		950	38,237
Patrick Industries, Inc. (Automobile Components)		1,380	127,333
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5,930	105,969
Phinia, Inc. (Automobile Components)		2,470	109,890
Portillo's, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	50,990	595,053
RH (Specialty Retail)	(a)	1,594	301,282
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	53,401	795,675
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	1,640	230,584
SharkNinja, Inc. (Household Durables)	(a)	6,139	607,700
Signet Jewelers Ltd. (Specialty Retail)		2,160	171,828
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)		3,864	117,582
Sonos, Inc. (Household Durables)	(a)	9,149	98,901
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		3,220	77,216
Stride, Inc. (Diversified Consumer Svs.)	(a)	1,730	251,179
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		3,168	593,715
Topgolf Callaway Brands Corp. (Leisure Products)	(a)	11,210	90,240
Tri Pointe Homes, Inc. (Household Durables)	(a)	3,853	123,103
Urban Outfitters, Inc. (Specialty Retail)	(a)	2,230	161,764
Victoria's Secret & Co. (Specialty Retail)	(a)	3,273	60,616
Wingstop, Inc. (Hotels, Restaurants & Leisure)		2,047	689,307
Winnebago Industries, Inc. (Automobiles)		1,670	48,430
Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)		180	3,254
XPEL, Inc. (Automobile Components)	(a)	3,090	110,931
			14,484,267
Consumer Staples–3.3%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		1,920	70,560
BellRing Brands, Inc. (Personal Care Products)	(a)	7,155	414,489
Cal-Maine Foods, Inc. (Food Products)		1,600	159,408
Celsius Holdings, Inc. (Beverages)	(a)	17,156	795,867
Chefs' Warehouse, Inc. / The (Consumer Staples Distribution & Retail)	(a)	12,501	797,689

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Edgewell Personal Care Co. (Personal Care Products)		2,680	$62,739
Energizer Holdings, Inc. (Household Products)		3,360	67,738
Fresh Del Monte Produce, Inc. (Food Products)		60	1,945
Freshpet, Inc. (Food Products)	(a)	1,851	125,794
Grocery Outlet Holding Corp. (Consumer Staples Distribution & Retail)	(a)	4,660	57,877
Interparfums, Inc. (Personal Care Products)		900	118,179
J & J Snack Foods Corp. (Food Products)		540	61,241
John B. Sanfilippo & Son, Inc. (Food Products)		990	62,608
MGP Ingredients, Inc. (Beverages)		1,020	30,569
PriceSmart, Inc. (Consumer Staples Distribution & Retail)		1,000	105,040
Simply Good Foods Co. / The (Food Products)	(a)	3,780	119,410
Tootsie Roll Industries, Inc. (Food Products)		3,469	116,038
TreeHouse Foods, Inc. (Food Products)	(a)	2,560	49,715
Universal Corp. (Tobacco)		1,179	68,665
WD-40 Co. (Household Products)		630	143,697
			3,429,268
Energy–2.2%
Archrock, Inc. (Energy Equip. & Svs.)		6,340	157,422
Bristow Group, Inc. (Energy Equip. & Svs.)	(a)	70	2,308
Cactus, Inc. Class A (Energy Equip. & Svs.)		2,850	124,602
California Resources Corp. (Oil, Gas & Consumable Fuels)		2,930	133,813
Core Laboratories, Inc. (Energy Equip. & Svs.)		1,230	14,170
Core Natural Resources, Inc. (Oil, Gas & Consumable Fuels)		2,043	142,479
Crescent Energy Co. Class A (Oil, Gas & Consumable Fuels)		7,200	61,920
CVR Energy, Inc. (Oil, Gas & Consumable Fuels)		3,470	93,170
Gulfport Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	905	182,059
Helix Energy Solutions Group, Inc. (Energy Equip. & Svs.)	(a)	1,110	6,926
Helmerich & Payne, Inc. (Energy Equip. & Svs.)		3,900	59,124
Innovex International, Inc. (Energy Equip. & Svs.)	(a)	6,490	101,374
Liberty Energy, Inc. (Energy Equip. & Svs.)		8,530	97,924
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		7,580	170,399
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		4,380	124,173
Par Pacific Holdings, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,840	75,345
Patterson-UTI Energy, Inc. (Energy Equip. & Svs.)		14,264	84,586
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		2,247	30,604
RPC, Inc. (Energy Equip. & Svs.)		15,490	73,268
SM Energy Co. (Oil, Gas & Consumable Fuels)		5,130	126,762
Talos Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	7,240	61,395
TechnipFMC PLC (Energy Equip. & Svs.)		3,660	126,050
Tidewater, Inc. (Energy Equip. & Svs.)	(a)	2,270	104,715
Vital Energy, Inc. (Oil, Gas & Consumable Fuels)	(a)	2,990	48,109
World Kinect Corp. (Oil, Gas & Consumable Fuels)		3,640	103,194
			2,305,891
Financials–14.8%
Acadian Asset Management, Inc. (Capital Markets)		2,827	99,623
Ameris Bancorp (Banks)		2,890	186,983
Apollo Commercial Real Estate Finance, Inc. (Mortgage REIT)		12,700	122,936
Common Stocks (Continued)		Shares	Value
Financials (continued)
Arbor Realty Trust, Inc. (Mortgage REIT)		10,954	$117,208
Artisan Partners Asset Management, Inc. Class A (Capital Markets)		4,150	183,969
Assured Guaranty Ltd. (Insurance)		1,970	171,587
Atlantic Union Bankshares Corp. (Banks)		5,655	176,888
Axos Financial, Inc. (Banks)	(a)	2,460	187,058
Banc of California, Inc. (Banks)		6,950	97,648
Bancorp, Inc. / The (Banks)	(a)	2,390	136,158
Bank of Hawaii Corp. (Banks)		2,400	162,072
BankUnited, Inc. (Banks)		3,490	124,209
Banner Corp. (Banks)		2,240	143,696
BGC Group, Inc. Class A (Capital Markets)		15,180	155,291
Blackstone Mortgage Trust, Inc. Class A (Mortgage REIT)		9,480	182,490
Bread Financial Holdings, Inc. (Consumer Finance)		3,242	185,183
Brookline Bancorp, Inc. (Banks)		11,040	116,472
Cathay General Bancorp (Banks)		3,990	181,665
Community Financial System, Inc. (Banks)		2,450	139,331
Customers Bancorp, Inc. (Banks)	(a)	2,500	146,850
CVB Financial Corp. (Banks)		5,540	109,637
Donnelley Financial Solutions, Inc. (Capital Markets)	(a)	1,710	105,422
Enact Holdings, Inc. (Financial Services)		2,630	97,705
Enova International, Inc. (Consumer Finance)	(a)	1,100	122,672
EVERTEC, Inc. (Financial Services)		3,260	117,523
FB Financial Corp. (Banks)		3,190	144,507
First BanCorp (Banks)		8,240	171,639
First Hawaiian, Inc. (Banks)		5,920	147,763
Fulton Financial Corp. (Banks)		8,210	148,108
Genworth Financial, Inc. (Insurance)	(a)	23,130	179,951
Goosehead Insurance, Inc. Class A (Insurance)		1,000	105,510
HA Sustainable Infrastructure Capital, Inc. (Financial Services)		4,910	131,883
Hilltop Holdings, Inc. (Banks)		100	3,035
Hope Bancorp, Inc. (Banks)		9,440	101,291
Horace Mann Educators Corp. (Insurance)		3,140	134,926
Houlihan Lokey, Inc. (Capital Markets)		3,428	616,869
Independent Bank Corp. (Banks)		1,963	123,443
Jackson Financial, Inc. Class A (Financial Services)		3,067	272,319
KKR Real Estate Finance Trust, Inc. (Mortgage REIT)		20	175
Lincoln National Corp. (Insurance)		7,010	242,546
Marex Group PLC (Capital Markets)		11,717	462,470
Moelis & Co. Class A (Capital Markets)		2,430	151,438
Mr. Cooper Group, Inc. (Financial Services)	(a)	2,680	399,883
Navient Corp. (Consumer Finance)		6,040	85,164
NCR Atleos Corp. (Financial Services)	(a)	22,055	629,229
NMI Holdings, Inc. (Financial Services)	(a)	3,464	146,146
Northwest Bancshares, Inc. (Banks)		9,360	119,621
OFG Bancorp (Banks)		20	856
Pacific Premier Bancorp, Inc. (Banks)		4,480	94,483
Palomar Holdings, Inc. (Insurance)	(a)	5,203	802,563
Park National Corp. (Banks)		660	110,392
Pathward Financial, Inc. (Banks)		2,070	163,778
Payoneer Global, Inc. (Financial Services)	(a)	10,530	72,131
Piper Sandler Cos. (Capital Markets)		3,260	906,084
PJT Partners, Inc. Class A (Capital Markets)		960	158,410
ProAssurance Corp. (Insurance)	(a)	7,110	162,321
PROG Holdings, Inc. (Consumer Finance)		2,390	70,147
Provident Financial Services, Inc. (Banks)		5,900	103,427
Radian Group, Inc. (Financial Services)		5,720	206,034
Ready Capital Corp. (Mortgage REIT)		9,780	42,739
Renasant Corp. (Banks)		3,679	132,186
RLI Corp. (Insurance)		6,480	467,986
S&T Bancorp, Inc. (Banks)		3,030	114,595
ServisFirst Bancshares, Inc. (Banks)		2,190	169,747

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
Shift4 Payments, Inc. Class A (Financial Services)	(a)	5,409	$536,086
Simmons First National Corp. Class A (Banks)		9,350	177,276
SiriusPoint Ltd. (Insurance)	(a)	7,640	155,780
Southside Bancshares, Inc. (Banks)		4,430	130,375
StepStone Group, Inc. Class A (Capital Markets)		12,426	689,643
Stewart Information Services Corp. (Insurance)		90	5,859
Stifel Financial Corp. (Capital Markets)		5,328	552,940
StoneX Group, Inc. (Capital Markets)	(a)	577	52,588
Triumph Financial, Inc. (Banks)	(a)	110	6,062
Trupanion, Inc. (Insurance)	(a)	2,310	127,858
Trustmark Corp. (Banks)		4,200	153,132
TWFG, Inc. (Insurance)	(a)	10,605	371,175
Two Harbors Investment Corp. (Mortgage REIT)		9,510	102,423
United Community Banks, Inc. (Banks)		4,336	129,169
Virtu Financial, Inc. Class A (Capital Markets)		3,400	152,286
WaFd, Inc. (Banks)		3,860	113,021
Westamerica BanCorp (Banks)		2,230	108,021
WisdomTree, Inc. (Capital Markets)		10,600	122,006
WSFS Financial Corp. (Banks)		2,801	154,055
			15,705,826
Health Care–15.5%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	4,880	105,262
Addus HomeCare Corp. (Health Care Providers & Svs.)	(a)	1,090	125,557
ADMA Biologics, Inc. (Biotechnology)	(a)	10,130	184,467
Akero Therapeutics, Inc. (Biotechnology)	(a)	7,466	398,386
Alkermes PLC (Biotechnology)	(a)	6,820	195,120
AMN Healthcare Services, Inc. (Health Care Providers & Svs.)	(a)	2,150	44,441
Amphastar Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	2,530	58,089
ANI Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	1,630	106,357
Apogee Therapeutics, Inc. (Biotechnology)	(a)	6,785	294,673
Arcus Biosciences, Inc. (Biotechnology)	(a)	5,810	47,293
ARS Pharmaceuticals, Inc. (Biotechnology)	(a)	19,252	335,947
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	1,621	279,785
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	17,780	582,651
Azenta, Inc. (Life Sciences Tools & Svs.)	(a)	4,857	149,498
Beta Bionics, Inc. (Health Care Equip. & Supplies)	(a)	1,170	17,035
Blueprint Medicines Corp. (Biotechnology)	(a)	2,673	342,625
Bridgebio Pharma, Inc. (Biotechnology)	(a)	12,211	527,271
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	26,699	629,829
Caris Life Sciences, Inc. (Biotechnology)	(a)	8,533	228,002
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	4,610	100,037
Certara, Inc. (Health Care Technology)	(a)	6,570	76,869
CG oncology, Inc. (Biotechnology)	(a)	10,381	269,906
Concentra Group Holdings Parent, Inc. (Health Care Providers & Svs.)		4,360	89,685
CONMED Corp. (Health Care Equip. & Supplies)		1,540	80,203
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	3,790	278,186
CorVel Corp. (Health Care Providers & Svs.)	(a)	1,320	135,670
Cytokinetics, Inc. (Biotechnology)	(a)	5,471	180,762
Denali Therapeutics, Inc. (Biotechnology)	(a)	15,144	211,865
Dianthus Therapeutics, Inc. (Biotechnology)	(a)	9,369	174,544
Dynavax Technologies Corp. (Biotechnology)	(a)	7,903	78,398
Embecta Corp. (Health Care Equip. & Supplies)		4,021	38,963
GeneDx Holdings Corp. (Health Care Providers & Svs.)	(a)	3,318	306,285
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	8,716	900,276
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	5,311	276,278
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	3,100	$97,960
ICU Medical, Inc. (Health Care Equip. & Supplies)	(a)	960	126,864
Insmed, Inc. (Biotechnology)	(a)	4,522	455,094
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	1,300	168,701
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	1,710	210,279
Integra LifeSciences Holdings Corp. (Health Care Equip. & Supplies)	(a)	20	245
Kestra Medical Technologies Ltd. (Health Care Equip. & Supplies)	(a)	11,815	195,893
Krystal Biotech, Inc. (Biotechnology)	(a)	1,160	159,454
Legend Biotech Corp. – ADR (Biotechnology)	(a)	7,687	272,812
LeMaitre Vascular, Inc. (Health Care Equip. & Supplies)		1,230	102,151
Masimo Corp. (Health Care Equip. & Supplies)	(a)	3,709	623,928
Merit Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	2,800	261,744
Merus N.V. (Biotechnology)	(a)	5,419	285,039
Metsera, Inc. (Biotechnology)	(a)	6,719	191,156
MoonLake Immunotherapeutics (Biotechnology)	(a)	5,648	266,586
National HealthCare Corp. (Health Care Providers & Svs.)		1,130	120,921
Neogen Corp. (Health Care Equip. & Supplies)	(a)	10,840	51,815
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	11,581	209,732
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	2,210	64,974
Organon & Co. (Pharmaceuticals)		11,605	112,336
Owens & Minor, Inc. (Health Care Providers & Svs.)	(a)	5,160	46,956
Premier, Inc. Class A (Health Care Providers & Svs.)		6,550	143,641
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	1,980	158,103
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	5,845	134,435
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	10,836	624,154
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	2,650	146,465
RadNet, Inc. (Health Care Providers & Svs.)	(a)	2,600	147,966
Rapport Therapeutics, Inc. (Pharmaceuticals)	(a)	8,884	101,011
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	4,292	533,839
Schrodinger, Inc. (Health Care Technology)	(a)	3,290	66,195
Select Medical Holdings Corp. (Health Care Providers & Svs.)		5,070	76,963
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,810	120,091
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	3,020	56,293
Teleflex, Inc. (Health Care Equip. & Supplies)		1,860	220,150
TG Therapeutics, Inc. (Biotechnology)	(a)	5,800	208,742
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	1,650	221,116
Trevi Therapeutics, Inc. (Pharmaceuticals)	(a)	34,281	187,517
UFP Technologies, Inc. (Health Care Equip. & Supplies)	(a)	340	83,014
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	5,017	182,418
Vir Biotechnology, Inc. (Biotechnology)	(a)	9,590	48,334
Viridian Therapeutics, Inc. (Biotechnology)	(a)	15,363	214,775
Waystar Holding Corp. (Health Care Technology)	(a)	16,507	674,641
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	7,578	237,191
			16,461,909
Industrials–22.2%
AAR Corp. (Aerospace & Defense)	(a)	1,440	99,058

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
ABM Industries, Inc. (Commercial Svs. & Supplies)		2,860	$135,021
ACV Auctions, Inc. Class A (Commercial Svs. & Supplies)	(a)	42,029	681,710
AeroVironment, Inc. (Aerospace & Defense)	(a)	4,727	1,346,960
Air Lease Corp. (Trading Companies & Distributors)		5,230	305,903
Alamo Group, Inc. (Machinery)		510	111,374
Amentum Holdings, Inc. (Professional Svs.)	(a)	5,700	134,577
Apogee Enterprises, Inc. (Building Products)		1,450	58,870
ArcBest Corp. (Ground Transportation)		1,059	81,554
Arcosa, Inc. (Construction & Engineering)		1,620	140,470
Armstrong World Industries, Inc. (Building Products)		5,684	923,309
AZEK Co., Inc. / The (Building Products)	(a)	8,846	480,780
AZZ, Inc. (Building Products)		1,410	133,217
Boise Cascade Co. (Trading Companies & Distributors)		1,690	146,726
Brady Corp. Class A (Commercial Svs. & Supplies)		2,100	142,737
Casella Waste Systems, Inc. Class A (Commercial Svs. & Supplies)	(a)	7,194	830,044
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	8,092	860,018
CoreCivic, Inc. (Commercial Svs. & Supplies)	(a)	4,420	93,129
CSG Systems International, Inc. (Professional Svs.)		2,350	153,478
CSW Industrials, Inc. (Building Products)		2,863	821,194
Deluxe Corp. (Commercial Svs. & Supplies)		5,150	81,937
Dycom Industries, Inc. (Construction & Engineering)	(a)	980	239,502
Enerpac Tool Group Corp. (Machinery)		2,210	89,638
Enpro, Inc. (Machinery)		4,282	820,217
Esab Corp. (Machinery)		4,844	583,944
ESCO Technologies, Inc. (Machinery)		1,330	255,187
Everus Construction Group, Inc. (Construction & Engineering)	(a)	13,366	849,142
Federal Signal Corp. (Machinery)		2,460	261,793
Franklin Electric Co., Inc. (Machinery)		1,790	160,635
FTI Consulting, Inc. (Professional Svs.)	(a)	2,646	427,329
Gates Industrial Corp. PLC (Machinery)	(a)	8,652	199,256
GEO Group, Inc. / The (Commercial Svs. & Supplies)	(a)	5,630	134,838
Gibraltar Industries, Inc. (Building Products)	(a)	1,840	108,560
GMS, Inc. (Trading Companies & Distributors)	(a)	1,940	210,975
Granite Construction, Inc. (Construction & Engineering)		2,280	213,203
Greenbrier Cos., Inc. / The (Machinery)		1,732	79,759
Griffon Corp. (Building Products)		1,840	133,161
Hayward Holdings, Inc. (Building Products)	(a)	2,705	37,329
Hillenbrand, Inc. (Machinery)		4,220	84,695
HNI Corp. (Commercial Svs. & Supplies)		70	3,443
Hub Group, Inc. Class A (Air Freight & Logistics)		2,750	91,933
Interface, Inc. (Commercial Svs. & Supplies)		5,870	122,859
ITT, Inc. (Machinery)		4,389	688,327
JBT Marel Corp. (Machinery)		1,909	229,576
JetBlue Airways Corp. (Passenger Airlines)	(a)	16,980	71,825
Kadant, Inc. (Machinery)		480	152,376
Karman Holdings, Inc. (Aerospace & Defense)	(a)	9,497	478,364
Kirby Corp. (Marine Transportation)	(a)	6,150	697,471
Korn Ferry (Professional Svs.)		2,040	149,593
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	6,602	306,663
Leonardo DRS, Inc. (Aerospace & Defense)		16,470	765,526
Lindsay Corp. (Machinery)		810	116,842
Loar Holdings, Inc. (Aerospace & Defense)	(a)	6,874	592,333
Marten Transport Ltd. (Ground Transportation)		4,660	60,533
Masterbrand, Inc. (Building Products)	(a)	6,500	71,045
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Matson, Inc. (Marine Transportation)		1,434	$159,676
Mercury Systems, Inc. (Aerospace & Defense)	(a)	3,385	182,316
MillerKnoll, Inc. (Commercial Svs. & Supplies)		3,990	77,486
Moog, Inc. Class A (Aerospace & Defense)		1,150	208,115
Mueller Water Products, Inc. Class A (Machinery)		6,260	150,490
MYR Group, Inc. (Construction & Engineering)	(a)	640	116,128
NV5 Global, Inc. (Professional Svs.)	(a)	3,116	71,948
OPENLANE, Inc. (Commercial Svs. & Supplies)	(a)	4,230	103,424
Pitney Bowes, Inc. (Commercial Svs. & Supplies)		1,440	15,710
Powell Industries, Inc. (Electrical Equip.)		430	90,494
Primoris Services Corp. (Construction & Engineering)		10,570	823,826
Resideo Technologies, Inc. (Building Products)	(a)	7,490	165,229
Robert Half, Inc. (Professional Svs.)		1,830	75,122
Rush Enterprises, Inc. Class A (Trading Companies & Distributors)		2,686	138,356
RXO, Inc. (Ground Transportation)	(a)	5,956	93,628
Saia, Inc. (Ground Transportation)	(a)	65	17,809
Schneider National, Inc. Class B (Ground Transportation)		3,920	94,668
SkyWest, Inc. (Passenger Airlines)	(a)	640	65,901
SPX Technologies, Inc. (Machinery)	(a)	6,852	1,148,943
StandardAero, Inc. (Aerospace & Defense)	(a)	19,744	624,898
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	1,221	281,721
Sun Country Airlines Holdings, Inc. (Passenger Airlines)	(a)	7,020	82,485
Sunrun, Inc. (Electrical Equip.)	(a)	11,012	90,078
Tennant Co. (Machinery)		1,190	92,201
Titan International, Inc. (Machinery)	(a)	7,860	80,722
Trinity Industries, Inc. (Machinery)		4,060	109,661
Triumph Group, Inc. (Aerospace & Defense)	(a)	2,300	59,225
UniFirst Corp. (Commercial Svs. & Supplies)		670	126,107
Verra Mobility Corp. (Professional Svs.)	(a)	6,548	166,254
Vestis Corp. (Commercial Svs. & Supplies)		6,810	39,021
Voyager Technologies, Inc. Class A (Aerospace & Defense)	(a)	5,720	224,510
WillScot Holdings Corp. (Construction & Engineering)		7,380	202,212
Worthington Enterprises, Inc. (Machinery)		1,800	114,552
Zurn Elkay Water Solutions Corp. (Building Products)		5,690	208,083
			23,550,937
Information Technology–17.6%
ACI Worldwide, Inc. (Software)	(a)	4,166	191,261
Adeia, Inc. (Software)		7,000	98,980
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		1,210	160,325
Agilysys, Inc. (Software)	(a)	900	103,176
Alarm.com Holdings, Inc. (Software)	(a)	2,300	130,111
Alkami Technology, Inc. (Software)	(a)	28,101	846,964
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	18,606	636,139
Alpha & Omega Semiconductor Ltd. (Semiconductors & Equip.)	(a)	2,680	68,769
Amplitude, Inc. Class A (Software)	(a)	35,747	443,263
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		1,270	311,086
BlackLine, Inc. (Software)	(a)	2,570	145,513
Box, Inc. Class A (Software)	(a)	5,770	197,161
Braze, Inc. Class A (Software)	(a)	17,892	502,765
Calix, Inc. (Communications Equip.)	(a)	2,380	126,592
Cleanspark, Inc. (Software)	(a)	11,200	123,536
Clearwater Analytics Holdings, Inc. Class A (Software)	(a)	29,418	645,137

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Corsair Gaming, Inc. (Tech. Hardware, Storage & Periph.)	(a)	9,060	$85,436
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	13,798	1,277,557
CTS Corp. (Electronic Equip., Instr. & Comp.)		2,150	91,612
Digi International, Inc. (Communications Equip.)	(a)	4,380	152,687
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	2,581	73,713
Diodes, Inc. (Semiconductors & Equip.)	(a)	2,320	122,705
DXC Technology Co. (IT Svs.)	(a)	8,350	127,672
ePlus, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,350	97,335
FormFactor, Inc. (Semiconductors & Equip.)	(a)	3,300	113,553
Gitlab, Inc. Class A (Software)	(a)	6,544	295,200
Harmonic, Inc. (Communications Equip.)	(a)	8,940	84,662
Impinj, Inc. (Semiconductors & Equip.)	(a)	990	109,959
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,090	150,513
Intapp, Inc. (Software)	(a)	14,251	735,637
InterDigital, Inc. (Software)		1,060	237,684
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,850	243,516
JFrog Ltd. (Software)	(a)	17,468	766,496
Klaviyo, Inc. Class A (Software)	(a)	21,712	729,089
Kulicke & Soffa Industries, Inc. (Semiconductors & Equip.)		3,430	118,678
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	2,745	134,478
LiveRamp Holdings, Inc. (Software)	(a)	4,660	153,966
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	5,461	782,507
MARA Holdings, Inc. (Software)	(a)	10,906	171,006
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	4,640	65,934
Monday.com Ltd. (Software)	(a)	2,177	684,623
N-able, Inc. (Software)	(a)	12,800	103,680
NCR Voyix Corp. (Software)	(a)	7,920	92,902
NetScout Systems, Inc. (Communications Equip.)	(a)	5,976	148,265
Onestream, Inc. (Software)	(a)	21,167	599,026
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	820	184,385
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		1,580	103,932
Photronics, Inc. (Semiconductors & Equip.)	(a)	3,990	75,132
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,120	151,547
Progress Software Corp. (Software)		2,020	128,957
Qorvo, Inc. (Semiconductors & Equip.)	(a)	3,900	331,149
Ralliant Corp. (Electronic Equip., Instr. & Comp.)	(a)	4,519	219,126
Rubrik, Inc. Class A (Software)	(a)	4,694	420,535
Sandisk Corp. (Tech. Hardware, Storage & Periph.)	(a)	5,292	239,992
Sanmina Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,170	212,291
Semtech Corp. (Semiconductors & Equip.)	(a)	19,231	868,087
SentinelOne, Inc. Class A (Software)	(a)	11,230	205,284
ServiceTitan, Inc. Class A (Software)	(a)	4,430	474,807
SiTime Corp. (Semiconductors & Equip.)	(a)	4,648	990,396
SPS Commerce, Inc. (Software)	(a)	1,620	220,466
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,710	233,082
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	5,100	115,107
Veeco Instruments, Inc. (Semiconductors & Equip.)	(a)	2,476	50,312
Viavi Solutions, Inc. (Communications Equip.)	(a)	230	2,316
Vishay Intertechnology, Inc. (Electronic Equip., Instr. & Comp.)		6,200	98,456
			18,606,228
Materials–3.6%
Balchem Corp. (Chemicals)		1,460	232,432
Common Stocks (Continued)		Shares	Value
Materials (continued)
Celanese Corp. (Chemicals)		4,370	$241,792
Century Aluminum Co. (Metals & Mining)	(a)	1,450	26,129
Element Solutions, Inc. (Chemicals)		36,182	819,522
FMC Corp. (Chemicals)		4,990	208,333
H.B. Fuller Co. (Chemicals)		2,182	131,247
Hawkins, Inc. (Chemicals)		767	108,991
Ingevity Corp. (Chemicals)	(a)	2,070	89,196
Kaiser Aluminum Corp. (Metals & Mining)		1,580	126,242
Knife River Corp. (Construction Materials)	(a)	8,835	721,289
Koppers Holdings, Inc. (Chemicals)		2,080	66,872
Materion Corp. (Metals & Mining)		1,100	87,307
Minerals Technologies, Inc. (Chemicals)		1,740	95,822
MP Materials Corp. (Metals & Mining)	(a)	5,000	166,350
O-I Glass, Inc. (Containers & Packaging)	(a)	7,907	116,549
Quaker Chemical Corp. (Chemicals)		710	79,477
Sealed Air Corp. (Containers & Packaging)		4,299	133,398
Sensient Technologies Corp. (Chemicals)		1,890	186,203
Sylvamo Corp. (Paper & Forest Products)		1,720	86,172
Worthington Steel, Inc. (Metals & Mining)		3,590	107,090
			3,830,413
Real Estate–3.8%
Acadia Realty Trust (Retail REITs)		6,240	115,877
American Assets Trust, Inc. (Diversified REITs)		5,070	100,133
Apple Hospitality REIT, Inc. (Hotel & Resort REITs)		11,700	136,539
CareTrust REIT, Inc. (Health Care REITs)		7,214	220,748
Cushman & Wakefield PLC (Real Estate Mgmt. & Development)	(a)	9,490	105,054
DiamondRock Hospitality Co. (Hotel & Resort REITs)		100	766
Douglas Emmett, Inc. (Office REITs)		4,390	66,026
Easterly Government Properties, Inc. (Office REITs)		3,680	81,696
Essential Properties Realty Trust, Inc. (Diversified REITs)		7,241	231,060
Four Corners Property Trust, Inc. (Specialized REITs)		2,870	77,232
Getty Realty Corp. (Retail REITs)		4,240	117,194
Global Net Lease, Inc. (Diversified REITs)		13,700	103,435
Highwoods Properties, Inc. (Office REITs)		4,141	128,744
Innovative Industrial Properties, Inc. (Industrial REITs)		1,220	67,368
JBG SMITH Properties (Office REITs)		6,370	110,201
Kennedy-Wilson Holdings, Inc. (Real Estate Mgmt. & Development)		10,190	69,292
LTC Properties, Inc. (Health Care REITs)		2,800	96,908
LXP Industrial Trust (Industrial REITs)		11,630	96,064
Macerich Co. / The (Retail REITs)		10,030	162,285
Marcus & Millichap, Inc. (Real Estate Mgmt. & Development)		2,590	79,539
Medical Properties Trust, Inc. (Health Care REITs)		28,000	120,680
Millrose Properties, Inc. (Specialized REITs)		5,136	146,427
NexPoint Residential Trust, Inc. (Residential REITs)		1,600	53,312
Pebblebrook Hotel Trust (Hotel & Resort REITs)		8,530	85,215
Phillips Edison & Co., Inc. (Retail REITs)		5,150	180,405
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		2,400	236,808
Safehold, Inc. (Specialized REITs)		4,830	75,155
SITE Centers Corp. (Retail REITs)		3,615	40,886
SL Green Realty Corp. (Office REITs)		2,446	151,407
Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)		15,043	130,573
Tanger, Inc. (Retail REITs)		4,581	140,087
Terreno Realty Corp. (Industrial REITs)		4,100	229,887
Uniti Group, Inc. (Specialized REITs)		20,270	87,566

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Small Cap Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
Urban Edge Properties (Retail REITs)	5,370	$100,204
Veris Residential, Inc. (Residential REITs)	5,360	79,810
		4,024,583
Utilities–1.2%
American States Water Co. (Water Utilities)	1,500	114,990
Avista Corp. (Multi-Utilities)	3,300	125,235
California Water Service Group (Water Utilities)	2,120	96,418
Chesapeake Utilities Corp. (Gas Utilities)	950	114,209
Clearway Energy, Inc. Class A (Ind. Power & Renewable Elec.)	4,200	127,092
Clearway Energy, Inc. Class C (Ind. Power & Renewable Elec.)	3,300	105,600
MDU Resources Group, Inc. (Gas Utilities)	5,678	94,652
MGE Energy, Inc. (Electric Utilities)	1,133	100,202
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Middlesex Water Co. (Water Utilities)	1,910	$103,484
Northwest Natural Holding Co. (Gas Utilities)	2,830	112,408
Otter Tail Corp. (Electric Utilities)	1,911	147,319
		1,241,609
Total Common Stocks (Cost $101,891,744)		$105,255,967

Exchange Traded Funds–0.3%		Shares	Value
iShares Core S&P Small-Cap ETF		3,159	$345,247
Total Exchange Traded Funds (Cost $343,895)			$345,247
Total Investments – 99.7% (Cost $102,235,639)	(b)		$105,601,214
Other Assets in Excess of Liabilities – 0.3%			362,905
Net Assets – 100.0%			$105,964,119

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Common Stocks–99.0%		Shares	Value
Communication Services–3.3%
Charter Communications, Inc. Class A (Media)	(a)	233	$95,253
Criteo SA – ADR (Media)	(a)	6,710	160,772
Electronic Arts, Inc. (Entertainment)		678	108,277
Fox Corp. Class B (Media)		890	45,951
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	1,290	46,956
Liberty Broadband Corp. Class C (Media)	(a)	660	64,931
Liberty Media Corp. - Liberty Formula One Class C (Entertainment)	(a)	720	75,240
Live Nation Entertainment, Inc. (Entertainment)	(a)	440	66,563
News Corp. Class A (Media)		2,370	70,436
Nexstar Media Group, Inc. (Media)		1,740	300,933
Omnicom Group, Inc. (Media)		930	66,904
Paramount Global Class B (Media)		5,130	66,177
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	1,690	60,603
Reddit, Inc. Class A (Interactive Media & Svs.)	(a)	1,969	296,472
ROBLOX Corp. Class A (Entertainment)	(a)	1,750	184,100
Sirius XM Holdings, Inc. (Media)		3,186	73,183
Take-Two Interactive Software, Inc. (Entertainment)	(a)	460	111,711
TKO Group Holdings, Inc. (Entertainment)		1,817	330,603
Trade Desk, Inc. / The Class A (Media)	(a)	1,120	80,629
Warner Bros. Discovery, Inc. (Entertainment)	(a)	7,731	88,597
			2,394,291
Consumer Discretionary–12.3%
ADT, Inc. (Diversified Consumer Svs.)		33,435	283,194
Amer Sports, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,990	77,132
Aramark (Hotels, Restaurants & Leisure)		1,962	82,149
AutoNation, Inc. (Specialty Retail)	(a)	1,176	233,612
Bath & Body Works, Inc. (Specialty Retail)		9,443	282,912
Best Buy Co., Inc. (Specialty Retail)		940	63,102
Birkenstock Holding PLC (Textiles, Apparel & Luxury Goods)	(a)	6,507	320,014
BorgWarner, Inc. (Automobile Components)		7,592	254,180
Brunswick Corp. (Leisure Products)		3,659	202,123
Burlington Stores, Inc. (Specialty Retail)	(a)	565	131,442
CarMax, Inc. (Specialty Retail)	(a)	820	55,112
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	980	27,558
Carvana Co. (Specialty Retail)	(a)	310	104,458
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	4,485	377,772
Champion Homes, Inc. (Household Durables)	(a)	3,421	214,189
Coupang, Inc. (Broadline Retail)	(a)	3,130	93,775
Cracker Barrel Old Country Store, Inc. (Hotels, Restaurants & Leisure)		1,970	120,328
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	3,029	306,777
D.R. Horton, Inc. (Household Durables)		730	94,112
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		250	54,493
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	351	36,178
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		180	81,108
DraftKings, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	8,623	369,840
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	1,128	462,503
eBay, Inc. (Broadline Retail)		1,190	88,607
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		270	45,544
Flutter Entertainment PLC (Hotels, Restaurants & Leisure)	(a)	450	128,592
Ford Motor Co. (Automobiles)		9,990	108,392
GameStop Corp. Class A (Specialty Retail)	(a)	2,136	52,097
Gap, Inc. / The (Specialty Retail)		2,190	47,764
Garmin Ltd. (Household Durables)		359	74,930
Genuine Parts Co. (Distributors)		610	73,999
Group 1 Automotive, Inc. (Specialty Retail)		471	205,690
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		601	160,070
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		536	74,852
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		1,210	52,647
Laureate Education, Inc. (Diversified Consumer Svs.)	(a)	1,041	24,339
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Lennar Corp. Class A (Household Durables)		220	$24,334
LKQ Corp. (Distributors)		1,630	60,326
Lucid Group, Inc. (Automobiles)	(a)	24,658	52,028
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	270	64,147
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	1,930	66,373
Murphy U.S.A., Inc. (Specialty Retail)		653	265,640
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	3,400	68,952
NVR, Inc. (Household Durables)	(a)	7	51,700
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	2,679	353,039
On Holding AG Class A (Textiles, Apparel & Luxury Goods)	(a)	6,369	331,506
PulteGroup, Inc. (Household Durables)		544	57,370
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		227	62,262
Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)		830	55,021
RH (Specialty Retail)	(a)	721	136,276
Rivian Automotive, Inc. Class A (Automobiles)	(a)	2,290	31,465
Ross Stores, Inc. (Specialty Retail)		845	107,805
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		610	191,015
Service Corp. International (Diversified Consumer Svs.)		570	46,398
SharkNinja, Inc. (Household Durables)	(a)	3,354	332,012
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	770	48,587
Somnigroup International, Inc. (Household Durables)		1,140	77,577
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		250	46,853
Tractor Supply Co. (Specialty Retail)		1,200	63,324
Ulta Beauty, Inc. (Specialty Retail)	(a)	110	51,460
Viking Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	6,905	367,967
Williams-Sonoma, Inc. (Specialty Retail)		336	54,892
Wingstop, Inc. (Hotels, Restaurants & Leisure)		1,220	410,823
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		750	60,908
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		720	106,690
			9,112,336
Consumer Staples–4.8%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		2,510	53,990
Archer-Daniels-Midland Co. (Food Products)		1,270	67,031
BellRing Brands, Inc. (Personal Care Products)	(a)	3,084	178,656
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	3,700	398,971
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		90	45,924
Celsius Holdings, Inc. (Beverages)	(a)	10,208	473,549
Church & Dwight Co., Inc. (Household Products)		656	63,048
Clorox Co. / The (Household Products)		400	48,028
Constellation Brands, Inc. Class A (Beverages)		330	53,684
Dollar General Corp. (Consumer Staples Distribution & Retail)		580	66,340
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	3,270	323,861
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	30	3,733
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		600	48,480
General Mills, Inc. (Food Products)		1,414	73,259
Hershey Co. / The (Food Products)		380	63,061
Hormel Foods Corp. (Food Products)		1,720	52,030
Kellanova (Food Products)		1,220	97,027
Kenvue, Inc. (Personal Care Products)		5,780	120,976
Kraft Heinz Co. / The (Food Products)		2,180	56,288
Kroger Co. / The (Consumer Staples Distribution & Retail)		1,556	111,612
Maplebear, Inc. (Consumer Staples Distribution & Retail)	(a)	1,510	68,312

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
McCormick & Co., Inc. (Food Products)		1,010	$76,578
Molson Coors Beverage Co. Class B (Beverages)		910	43,762
Nomad Foods Ltd. (Food Products)		15,033	255,411
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	810	70,851
Pilgrim's Pride Corp. (Food Products)		1,100	49,478
Primo Brands Corp. (Beverages)		1,560	46,207
Sysco Corp. (Consumer Staples Distribution & Retail)		1,330	100,734
The Campbell's Company (Food Products)		1,600	49,040
Tyson Foods, Inc. Class A (Food Products)		1,180	66,009
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	1,110	85,481
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		2,410	27,667
WD-40 Co. (Household Products)		960	218,967
			3,558,045
Energy–3.8%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		2,470	46,806
Baker Hughes Co. (Energy Equip. & Svs.)		2,590	99,301
Cameco Corp. (Oil, Gas & Consumable Fuels)		1,790	132,872
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		562	136,858
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		340	32,929
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		2,470	62,689
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		1,627	51,755
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		406	55,784
EQT Corp. (Oil, Gas & Consumable Fuels)		1,778	103,693
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		250	29,235
Halliburton Co. (Energy Equip. & Svs.)		2,640	53,803
Hess Corp. (Oil, Gas & Consumable Fuels)		720	99,749
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		2,994	122,993
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3,490	102,606
Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)		8,944	201,061
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		800	132,888
Matador Resources Co. (Oil, Gas & Consumable Fuels)		5,530	263,892
Northern Oil & Gas, Inc. (Oil, Gas & Consumable Fuels)		5,859	166,103
NOV, Inc. (Energy Equip. & Svs.)		3,710	46,115
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		1,720	72,257
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		1,560	127,343
Phillips 66 (Oil, Gas & Consumable Fuels)		1,040	124,072
Range Resources Corp. (Oil, Gas & Consumable Fuels)		1,810	73,613
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		561	97,659
TechnipFMC PLC (Energy Equip. & Svs.)		5,424	186,803
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		50	52,819
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		800	107,536
			2,783,234
Financials–14.9%
Affirm Holdings, Inc. (Financial Services)	(a)	880	60,843
Allstate Corp. / The (Insurance)		710	142,930
Ally Financial, Inc. (Consumer Finance)		1,520	59,204
American Financial Group, Inc. (Insurance)		2,665	336,350
Ameriprise Financial, Inc. (Capital Markets)		240	128,095
Annaly Capital Management, Inc. (Mortgage REIT)		2,850	53,637
Arch Capital Group Ltd. (Insurance)		930	84,677
Ares Management Corp. Class A (Capital Markets)		380	65,816
Common Stocks (Continued)		Shares	Value
Financials (continued)
Axis Capital Holdings Ltd. (Insurance)		450	$46,719
Bank of New York Mellon Corp. / The (Capital Markets)		1,890	172,198
Block, Inc. (Financial Services)	(a)	1,820	123,633
Blue Owl Capital, Inc. (Capital Markets)		2,390	45,912
Brown & Brown, Inc. (Insurance)		640	70,957
Carlyle Group, Inc. / The (Capital Markets)		1,300	66,820
CBOE Global Markets, Inc. (Capital Markets)		1,475	343,985
Chime Financial, Inc. Class A (Financial Services)	(a)	5,716	197,259
Cincinnati Financial Corp. (Insurance)		400	59,568
Citizens Financial Group, Inc. (Banks)		1,110	49,673
CNA Financial Corp. (Insurance)		1,360	63,281
Coinbase Global, Inc. Class A (Capital Markets)	(a)	633	221,860
Comerica, Inc. (Banks)		2,727	162,666
Commerce Bancshares, Inc. (Banks)		966	60,056
Corebridge Financial, Inc. (Financial Services)		1,380	48,990
Corpay, Inc. (Financial Services)	(a)	150	49,773
Credit Acceptance Corp. (Consumer Finance)	(a)	120	61,132
East West Bancorp, Inc. (Banks)		460	46,451
Euronet Worldwide, Inc. (Financial Services)	(a)	536	54,340
Everest Group Ltd. (Insurance)		43	14,614
FactSet Research Systems, Inc. (Capital Markets)		120	53,674
Fidelity National Information Services, Inc. (Financial Services)		1,340	109,089
Fifth Third Bancorp (Banks)		2,010	82,671
First BanCorp (Banks)		8,580	178,721
First Citizens BancShares, Inc. Class A (Banks)		145	283,688
First Hawaiian, Inc. (Banks)		7,343	183,281
First Horizon Corp. (Banks)		2,360	50,032
Flagstar Financial, Inc. (Banks)		11,030	116,918
Franklin Resources, Inc. (Capital Markets)		2,540	60,579
Global Payments, Inc. (Financial Services)		960	76,838
Globe Life, Inc. (Insurance)		480	59,659
HA Sustainable Infrastructure Capital, Inc. (Financial Services)		8,130	218,372
Hanover Insurance Group, Inc. / The (Insurance)		1,778	302,029
Hartford Insurance Group, Inc. / The (Insurance)		750	95,152
Huntington Bancshares, Inc. (Banks)		2,180	36,537
Independent Bank Corp. (Banks)		3,120	196,201
Invesco Ltd. (Capital Markets)		20,181	318,254
Jack Henry & Associates, Inc. (Financial Services)		20	3,603
Jefferies Financial Group, Inc. (Capital Markets)		5,738	313,811
Kinsale Capital Group, Inc. (Insurance)		798	386,152
Loews Corp. (Insurance)		670	61,412
LPL Financial Holdings, Inc. (Capital Markets)		280	104,992
M&T Bank Corp. (Banks)		500	96,995
Markel Group, Inc. (Insurance)	(a)	30	59,921
Morningstar, Inc. (Capital Markets)		190	59,647
MSCI, Inc. (Capital Markets)		219	126,306
Nasdaq, Inc. (Capital Markets)		1,120	100,150
NCR Atleos Corp. (Financial Services)	(a)	9,440	269,323
Northern Trust Corp. (Capital Markets)		550	69,735
PJT Partners, Inc. Class A (Capital Markets)		2,157	355,927
Principal Financial Group, Inc. (Insurance)		590	46,864
Prudential Financial, Inc. (Insurance)		980	105,291
Raymond James Financial, Inc. (Capital Markets)		370	56,747
Regions Financial Corp. (Banks)		2,430	57,154
RenaissanceRe Holdings Ltd. (Insurance)		190	46,151
Robinhood Markets, Inc. Class A (Capital Markets)	(a)	1,850	173,215
Rocket Cos., Inc. Class A (Financial Services)		3,690	52,324
Ryan Specialty Holdings, Inc. (Insurance)		5,504	374,217
SEI Investments Co. (Capital Markets)		770	69,192
Shift4 Payments, Inc. Class A (Financial Services)	(a)	3,327	329,739
SoFi Technologies, Inc. (Consumer Finance)	(a)	2,830	51,534
State Street Corp. (Capital Markets)		610	64,867
Stifel Financial Corp. (Capital Markets)		4,666	484,237
Synchrony Financial (Consumer Finance)		1,210	80,755
T. Rowe Price Group, Inc. (Capital Markets)		420	40,530
Texas Capital Bancshares, Inc. (Banks)	(a)	2,089	165,867
Toast, Inc. Class A (Financial Services)	(a)	1,160	51,376

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
TPG, Inc. (Capital Markets)		5,019	$263,247
UMB Financial Corp. (Banks)		2,360	248,178
Voya Financial, Inc. (Financial Services)		820	58,220
W. R. Berkley Corp. (Insurance)		978	71,854
Walker & Dunlop, Inc. (Financial Services)		1,978	139,409
Webster Financial Corp. (Banks)		3,009	164,291
Western Alliance Bancorp (Banks)		940	73,301
Willis Towers Watson PLC (Insurance)		290	88,885
Wintrust Financial Corp. (Banks)		1,800	223,164
XP, Inc. Class A (Capital Markets)		2,360	47,672
Zions Bancorp N.A. (Banks)		1,381	71,729
			11,021,118
Health Care–12.1%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		440	51,924
Akero Therapeutics, Inc. (Biotechnology)	(a)	2,672	142,578
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	270	51,119
Alnylam Pharmaceuticals, Inc. (Biotechnology)	(a)	290	94,566
Apogee Therapeutics, Inc. (Biotechnology)	(a)	2,555	110,964
ARS Pharmaceuticals, Inc. (Biotechnology)	(a)	7,059	123,180
Ascendis Pharma A/S – ADR (Biotechnology)	(a)	658	113,571
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	7,032	230,439
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	2,380	32,035
Baxter International, Inc. (Health Care Equip. & Supplies)		1,700	51,476
Biogen, Inc. (Biotechnology)	(a)	500	62,795
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	640	35,181
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	120	28,958
Bio-Techne Corp. (Life Sciences Tools & Svs.)		860	44,247
Blueprint Medicines Corp. (Biotechnology)	(a)	625	80,112
Bridgebio Pharma, Inc. (Biotechnology)	(a)	4,094	176,779
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	10,110	238,495
Cardinal Health, Inc. (Health Care Providers & Svs.)		640	107,520
Cencora, Inc. (Health Care Providers & Svs.)		470	140,929
Centene Corp. (Health Care Providers & Svs.)	(a)	1,610	87,391
CG oncology, Inc. (Biotechnology)	(a)	3,859	100,334
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	230	34,898
Cytokinetics, Inc. (Biotechnology)	(a)	2,141	70,739
DaVita, Inc. (Health Care Providers & Svs.)	(a)	550	78,347
Denali Therapeutics, Inc. (Biotechnology)	(a)	5,431	75,980
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	1,030	89,909
Elanco Animal Health, Inc. (Pharmaceuticals)	(a)	3,820	54,550
Encompass Health Corp. (Health Care Providers & Svs.)		4,808	589,603
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	12,360	241,514
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		1,290	95,550
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	2,302	237,774
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	3,176	165,216
Humana, Inc. (Health Care Providers & Svs.)		360	88,013
ICON PLC (Life Sciences Tools & Svs.)	(a)	1,660	241,447
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	230	123,358
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	450	42,935
Incyte Corp. (Biotechnology)	(a)	740	50,394
Insmed, Inc. (Biotechnology)	(a)	3,705	372,871
Insulet Corp. (Health Care Equip. & Supplies)	(a)	271	85,143
Integer Holdings Corp. (Health Care Equip. & Supplies)	(a)	2,190	269,304
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	550	86,674
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		210	55,127
Legend Biotech Corp. – ADR (Biotechnology)	(a)	3,094	109,806
Masimo Corp. (Health Care Equip. & Supplies)	(a)	2,066	347,543
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	150	47,079
Merus N.V. (Biotechnology)	(a)	2,167	113,984
Metsera, Inc. (Biotechnology)	(a)	2,596	73,856
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	61	71,658
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	150	$44,685
MoonLake Immunotherapeutics (Biotechnology)	(a)	2,231	105,303
Natera, Inc. (Biotechnology)	(a)	1,908	322,338
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	2,599	326,668
Newamsterdam Pharma Co. N.V. (Biotechnology)	(a)	4,599	83,288
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	310	79,555
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	4,031	232,186
QIAGEN N.V. (Life Sciences Tools & Svs.)		1,489	71,561
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		290	52,093
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	1,748	217,416
ResMed, Inc. (Health Care Equip. & Supplies)		350	90,300
Revvity, Inc. (Life Sciences Tools & Svs.)		420	40,622
Roivant Sciences Ltd. (Biotechnology)	(a)	5,000	56,350
Royalty Pharma PLC Class A (Pharmaceuticals)		2,130	76,744
STERIS PLC (Health Care Equip. & Supplies)		346	83,116
Tempus AI, Inc. (Life Sciences Tools & Svs.)	(a)	700	44,478
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	1,740	306,240
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	2,954	107,407
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	380	109,432
Viatris, Inc. (Pharmaceuticals)		5,730	51,169
Waters Corp. (Life Sciences Tools & Svs.)	(a)	113	39,442
Waystar Holding Corp. (Health Care Technology)	(a)	6,112	249,797
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	2,591	81,098
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		850	77,529
			8,966,682
Industrials–19.7%
A. O. Smith Corp. (Building Products)		1,130	74,094
AAON, Inc. (Building Products)		550	40,563
Advanced Drainage Systems, Inc. (Building Products)		360	41,350
AECOM (Construction & Engineering)		670	75,616
AGCO Corp. (Machinery)		520	53,643
Allison Transmission Holdings, Inc. (Machinery)		740	70,293
Amentum Holdings, Inc. (Professional Svs.)	(a)	530	12,513
AMETEK, Inc. (Electrical Equip.)		623	112,738
API Group Corp. (Construction & Engineering)	(a)	910	46,456
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		1,524	354,254
ArcBest Corp. (Ground Transportation)		3,039	234,033
Armstrong World Industries, Inc. (Building Products)		2,077	337,388
ATI, Inc. (Aerospace & Defense)	(a)	550	47,487
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	190	157,309
AZEK Co., Inc. / The (Building Products)	(a)	4,930	267,945
Booz Allen Hamilton Holding Corp. (Professional Svs.)		420	43,735
Broadridge Financial Solutions, Inc. (Professional Svs.)		347	84,331
Builders FirstSource, Inc. (Building Products)	(a)	470	54,844
BWX Technologies, Inc. (Aerospace & Defense)		2,709	390,259
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,384	228,745
CACI International, Inc. Class A (Professional Svs.)	(a)	590	281,253
Carlisle Cos., Inc. (Building Products)		150	56,010
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	250	57,795
CNH Industrial N.V. (Machinery)		21,130	273,845
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,085	581,788
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	3,960	238,986
Crane Co. (Machinery)		2,051	389,464
Cummins, Inc. (Machinery)		352	115,280

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Curtiss-Wright Corp. (Aerospace & Defense)		745	$363,970
Delta Air Lines, Inc. (Passenger Airlines)		1,670	82,131
Dover Corp. (Machinery)		300	54,969
EMCOR Group, Inc. (Construction & Engineering)		130	69,536
Equifax, Inc. (Professional Svs.)		290	75,217
Expeditors International of Washington, Inc. (Air Freight & Logistics)		540	61,695
Fastenal Co. (Trading Companies & Distributors)		2,940	123,480
Ferguson Enterprises, Inc. (Trading Companies & Distributors)		690	150,247
First Advantage Corp. (Professional Svs.)	(a)	10,690	177,561
Flowserve Corp. (Machinery)		1,000	52,350
Fluor Corp. (Construction & Engineering)	(a)	4,470	229,177
Fortive Corp. (Machinery)		1,010	52,651
FTI Consulting, Inc. (Professional Svs.)	(a)	1,178	190,247
Generac Holdings, Inc. (Electrical Equip.)	(a)	250	35,803
Graco, Inc. (Machinery)		990	85,110
Granite Construction, Inc. (Construction & Engineering)		4,003	374,321
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	5,390	262,493
HEICO Corp. (Aerospace & Defense)		140	45,920
HEICO Corp. Class A (Aerospace & Defense)		190	49,163
Herc Holdings, Inc. (Trading Companies & Distributors)		1,620	213,338
Hexcel Corp. (Aerospace & Defense)		3,550	200,539
Howmet Aerospace, Inc. (Aerospace & Defense)		1,070	199,159
Hubbell, Inc. (Electrical Equip.)		180	73,514
IDEX Corp. (Machinery)		350	61,449
Ingersoll Rand, Inc. (Machinery)		952	79,187
ITT, Inc. (Machinery)		2,471	387,527
J.B. Hunt Transport Services, Inc. (Ground Transportation)		310	44,516
Jacobs Solutions, Inc. (Professional Svs.)		500	65,725
JBT Marel Corp. (Machinery)		1,974	237,393
Kirby Corp. (Marine Transportation)	(a)	5,135	582,362
L3Harris Technologies, Inc. (Aerospace & Defense)		510	127,928
Landstar System, Inc. (Ground Transportation)		310	43,096
Leidos Holdings, Inc. (Professional Svs.)		400	63,104
Lennox International, Inc. (Building Products)		698	400,122
Loar Holdings, Inc. (Aerospace & Defense)	(a)	3,606	310,729
Lyft, Inc. Class A (Ground Transportation)	(a)	1,370	21,591
Masco Corp. (Building Products)		710	45,696
MasTec, Inc. (Construction & Engineering)	(a)	993	169,237
MillerKnoll, Inc. (Commercial Svs. & Supplies)		9,218	179,014
Moog, Inc. Class A (Aerospace & Defense)		1,891	342,214
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		680	57,814
Old Dominion Freight Line, Inc. (Ground Transportation)		220	35,706
Otis Worldwide Corp. (Machinery)		1,080	106,942
Owens Corning (Building Products)		390	53,633
Parsons Corp. (Professional Svs.)	(a)	700	50,239
Paychex, Inc. (Professional Svs.)		840	122,186
Paylocity Holding Corp. (Professional Svs.)	(a)	400	72,476
Pentair PLC (Machinery)		2,912	298,946
Quanta Services, Inc. (Construction & Engineering)		390	147,451
RB Global, Inc. (Commercial Svs. & Supplies)		470	49,909
Regal Rexnord Corp. (Electrical Equip.)		1,901	275,569
Robert Half, Inc. (Professional Svs.)		1,569	64,407
Rocket Lab Corp. (Aerospace & Defense)	(a)	1,410	50,436
Rockwell Automation, Inc. (Electrical Equip.)		270	89,686
Sensata Technologies Holding PLC (Electrical Equip.)		1,321	39,775
Snap-on, Inc. (Machinery)		210	65,348
Southwest Airlines Co. (Passenger Airlines)		2,410	78,180
SS&C Technologies Holdings, Inc. (Professional Svs.)		570	47,196
StandardAero, Inc. (Aerospace & Defense)	(a)	10,020	317,133
Star Bulk Carriers Corp. (Marine Transportation)		8,819	152,128
Toro Co. / The (Machinery)		700	49,476
TransUnion (Professional Svs.)		780	68,640
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Trex Co., Inc. (Building Products)	(a)	610	$33,172
U-Haul Holding Co. NVS (Ground Transportation)		840	45,671
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	270	21,500
United Rentals, Inc. (Trading Companies & Distributors)		111	83,627
Veralto Corp. (Commercial Svs. & Supplies)		750	75,712
Verisk Analytics, Inc. (Professional Svs.)		449	139,863
Vertiv Holdings Co. Class A (Electrical Equip.)		1,090	139,967
W.W. Grainger, Inc. (Trading Companies & Distributors)		120	124,829
Westinghouse Air Brake Technologies Corp. (Machinery)		430	90,020
WillScot Holdings Corp. (Construction & Engineering)		7,272	199,253
Woodward, Inc. (Aerospace & Defense)		320	78,429
Xylem, Inc. (Machinery)		730	94,433
			14,525,250
Information Technology–15.3%
ACI Worldwide, Inc. (Software)	(a)	4,280	196,495
Amdocs Ltd. (IT Svs.)		1,000	91,240
Amkor Technology, Inc. (Semiconductors & Equip.)		1,450	30,436
ANSYS, Inc. (Software)	(a)	350	122,927
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	440	56,069
Astera Labs, Inc. (Semiconductors & Equip.)	(a)	294	26,583
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		3,460	183,657
Belden, Inc. (Electronic Equip., Instr. & Comp.)		1,320	152,856
Bentley Systems, Inc. Class B (Software)		1,100	59,367
BILL Holdings, Inc. (Software)	(a)	490	22,667
Calix, Inc. (Communications Equip.)	(a)	2,630	139,890
CCC Intelligent Solutions Holdings, Inc. (Software)	(a)	4,820	45,356
CDW Corp. (Electronic Equip., Instr. & Comp.)		350	62,507
Celestica, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,346	366,234
Clearwater Analytics Holdings, Inc. Class A (Software)	(a)	11,572	253,774
Cloudflare, Inc. Class A (IT Svs.)	(a)	900	176,247
Cognizant Technology Solutions Corp. Class A (IT Svs.)		1,710	133,431
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	3,806	339,533
Commvault Systems, Inc. (Software)	(a)	749	130,573
Corning, Inc. (Electronic Equip., Instr. & Comp.)		2,000	105,180
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		4,630	249,557
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	5,182	479,801
CyberArk Software Ltd. (Software)	(a)	841	342,186
Datadog, Inc. Class A (Software)	(a)	924	124,121
Entegris, Inc. (Semiconductors & Equip.)		680	54,842
F5, Inc. (Communications Equip.)	(a)	647	190,425
Fair Isaac Corp. (Software)	(a)	58	106,022
First Solar, Inc. (Semiconductors & Equip.)	(a)	370	61,250
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	970	48,422
FormFactor, Inc. (Semiconductors & Equip.)	(a)	4,382	150,785
Gartner, Inc. (IT Svs.)	(a)	139	56,187
Gitlab, Inc. Class A (Software)	(a)	4,738	213,731
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	860	32,852
Globant SA (IT Svs.)	(a)	2,200	199,848
GoDaddy, Inc. Class A (IT Svs.)	(a)	490	88,229
Guidewire Software, Inc. (Software)	(a)	2,287	538,474
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5,300	108,385
HP, Inc. (Tech. Hardware, Storage & Periph.)		690	16,877
HubSpot, Inc. (Software)	(a)	633	352,347
Informatica, Inc. Class A (Software)	(a)	1,900	46,265
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,830	194,279
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		270	58,887

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Juniper Networks, Inc. (Communications Equip.)		1,590	$63,489
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	380	62,267
Klaviyo, Inc. Class A (Software)	(a)	9,614	322,838
Lumentum Holdings, Inc. (Communications Equip.)	(a)	2,223	211,318
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	2,583	370,118
Microchip Technology, Inc. (Semiconductors & Equip.)		1,376	96,829
Monday.com Ltd. (Software)	(a)	1,107	348,129
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		122	89,228
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		640	68,192
Nice Ltd. – ADR (Software)	(a)	1,110	187,490
Nutanix, Inc. Class A (Software)	(a)	5,441	415,910
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	5,074	265,928
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	370	37,344
Procore Technologies, Inc. (Software)	(a)	5,580	381,784
PTC, Inc. (Software)	(a)	310	53,425
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	850	48,943
Qorvo, Inc. (Semiconductors & Equip.)	(a)	470	39,908
Ralliant Corp. (Electronic Equip., Instr. & Comp.)	(a)	337	16,325
SailPoint, Inc. (Software)	(a)	10,468	239,298
Samsara, Inc. Class A (Software)	(a)	4,688	186,489
Semtech Corp. (Semiconductors & Equip.)	(a)	6,473	292,191
Skyworks Solutions, Inc. (Semiconductors & Equip.)		680	50,674
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	1,500	73,515
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		2,168	294,198
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	115	58,916
Teradyne, Inc. (Semiconductors & Equip.)		680	61,146
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	610	46,348
Tyler Technologies, Inc. (Software)	(a)	100	59,284
Ubiquiti, Inc. (Communications Equip.)		120	49,398
Unity Software, Inc. (Software)	(a)	2,300	55,660
VeriSign, Inc. (IT Svs.)		220	63,536
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		930	59,511
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	220	67,839
Zoom Communications, Inc. (Software)	(a)	870	67,843
Zscaler, Inc. (Software)	(a)	250	78,485
			11,292,590
Materials–3.4%
Alcoa Corp. (Metals & Mining)		2,283	67,371
Amcor PLC (Containers & Packaging)		6,490	59,643
Anglogold Ashanti PLC (Metals & Mining)		1,290	58,785
Avery Dennison Corp. (Containers & Packaging)		260	45,622
Avient Corp. (Chemicals)		6,279	202,875
Ball Corp. (Containers & Packaging)		990	55,529
Carpenter Technology Corp. (Metals & Mining)		170	46,985
CF Industries Holdings, Inc. (Chemicals)		580	53,360
Corteva, Inc. (Chemicals)		1,813	135,123
Crown Holdings, Inc. (Containers & Packaging)		630	64,877
Dow, Inc. (Chemicals)		2,130	56,402
DuPont de Nemours, Inc. (Chemicals)		1,132	77,644
Eastman Chemical Co. (Chemicals)		660	49,276
Graphic Packaging Holding Co. (Containers & Packaging)		11,720	246,940
International Flavors & Fragrances, Inc. (Chemicals)		719	52,882
International Paper Co. (Containers & Packaging)		1,357	63,548
Common Stocks (Continued)		Shares	Value
Materials (continued)
Louisiana-Pacific Corp. (Paper & Forest Products)		520	$44,715
LyondellBasell Industries N.V. Class A (Chemicals)		760	43,974
Martin Marietta Materials, Inc. (Construction Materials)		150	82,344
Nucor Corp. (Metals & Mining)		590	76,429
O-I Glass, Inc. (Containers & Packaging)	(a)	13,610	200,611
Packaging Corp. of America (Containers & Packaging)		240	45,228
PPG Industries, Inc. (Chemicals)		220	25,025
Reliance, Inc. (Metals & Mining)		123	38,610
Royal Gold, Inc. (Metals & Mining)		260	46,238
RPM International, Inc. (Chemicals)		3,055	335,561
Silgan Holdings, Inc. (Containers & Packaging)		20	1,084
Smurfit WestRock PLC (Containers & Packaging)		1,503	64,855
Steel Dynamics, Inc. (Metals & Mining)		480	61,445
Vulcan Materials Co. (Construction Materials)		320	83,462
Westlake Corp. (Chemicals)		550	41,762
			2,528,205
Real Estate–5.4%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		550	39,946
American Healthcare REIT, Inc. (Health Care REITs)		7,170	263,426
American Homes 4 Rent Class A (Residential REITs)		2,060	74,304
AvalonBay Communities, Inc. (Residential REITs)		390	79,365
Brixmor Property Group, Inc. (Retail REITs)		2,660	69,266
Broadstone Net Lease, Inc. (Diversified REITs)		6,911	110,922
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	710	99,485
COPT Defense Properties (Office REITs)		9,620	265,320
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	1,060	85,224
Crown Castle, Inc. (Specialized REITs)		700	71,911
CubeSmart (Specialized REITs)		4,101	174,292
Digital Realty Trust, Inc. (Specialized REITs)		860	149,924
Equity LifeStyle Properties, Inc. (Residential REITs)		1,100	67,837
Equity Residential (Residential REITs)		1,070	72,214
Essex Property Trust, Inc. (Residential REITs)		270	76,518
Extra Space Storage, Inc. (Specialized REITs)		569	83,893
First Industrial Realty Trust, Inc. (Industrial REITs)		1,503	72,339
Gaming & Leisure Properties, Inc. (Specialized REITs)		10	467
Healthpeak Properties, Inc. (Health Care REITs)		2,630	46,051
Independence Realty Trust, Inc. (Residential REITs)		14,240	251,906
Invitation Homes, Inc. (Residential REITs)		1,780	58,384
Iron Mountain, Inc. (Specialized REITs)		940	96,416
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	1,261	322,539
Kimco Realty Corp. (Retail REITs)		3,630	76,303
Lineage, Inc. (Industrial REITs)		1,139	49,569
Mid-America Apartment Communities, Inc. (Residential REITs)		480	71,045
Millrose Properties, Inc. (Specialized REITs)		120	3,421
Realty Income Corp. (Retail REITs)		2,360	135,960
Regency Centers Corp. (Retail REITs)		950	67,668
Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)		1,462	144,256
SBA Communications Corp. (Specialized REITs)		280	65,755
Simon Property Group, Inc. (Retail REITs)		838	134,717
STAG Industrial, Inc. (Industrial REITs)		6,080	220,582
Ventas, Inc. (Health Care REITs)		1,180	74,517
VICI Properties, Inc. (Specialized REITs)		3,360	109,536
W.P. Carey, Inc. (Diversified REITs)		1,020	63,628

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Mid Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
Weyerhaeuser Co. (Specialized REITs)		2,040	$52,408
Zillow Group, Inc. Class C (Real Estate Mgmt. & Development)	(a)	1,290	90,364
			3,991,678
Utilities–4.0%
Ameren Corp. (Multi-Utilities)		720	69,149
American Water Works Co., Inc. (Water Utilities)		510	70,946
Atmos Energy Corp. (Gas Utilities)		490	75,514
CenterPoint Energy, Inc. (Multi-Utilities)		1,940	71,276
CMS Energy Corp. (Multi-Utilities)		880	60,966
Consolidated Edison, Inc. (Multi-Utilities)		810	81,283
DTE Energy Co. (Multi-Utilities)		560	74,178
Edison International (Electric Utilities)		770	39,732
Entergy Corp. (Electric Utilities)		860	71,483
Evergy, Inc. (Electric Utilities)		1,160	79,959
Eversource Energy (Electric Utilities)		940	59,803
Exelon Corp. (Electric Utilities)		1,940	84,235
FirstEnergy Corp. (Electric Utilities)		1,520	61,195
IDACORP, Inc. (Electric Utilities)		3,150	363,667
NiSource, Inc. (Multi-Utilities)		1,200	48,408
NRG Energy, Inc. (Electric Utilities)		2,780	446,412
Common Stocks (Continued)	Shares	Value
Utilities (continued)
OGE Energy Corp. (Electric Utilities)	1,760	$78,109
ONE Gas, Inc. (Gas Utilities)	2,840	204,082
PG&E Corp. (Electric Utilities)	5,776	80,517
PPL Corp. (Electric Utilities)	1,290	43,718
Public Service Enterprise Group, Inc. (Multi-Utilities)	1,170	98,491
TXNM Energy, Inc. (Electric Utilities)	6,140	345,805
Vistra Corp. (Ind. Power & Renewable Elec.)	770	149,234
WEC Energy Group, Inc. (Multi-Utilities)	930	96,906
Xcel Energy, Inc. (Electric Utilities)	1,680	114,408
		2,969,476
Total Common Stocks (Cost $68,368,990)		$73,142,905

Exchange Traded Funds–0.3%		Shares	Value
iShares Russell Mid-Cap ETF		2,334	$214,658
Total Exchange Traded Funds (Cost $212,008)			$214,658
Total Investments – 99.3% (Cost $68,580,998)	(b)		$73,357,563
Other Assets in Excess of Liabilities – 0.7%			499,760
Net Assets – 100.0%			$73,857,323

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
ETF:	Exchange Traded Fund
NVS:	Non-Voting Shares
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Common Stocks–99.8%		Shares	Value
Communication Services–9.8%
Alphabet, Inc. Class A (Interactive Media & Svs.)		130,217	$22,948,142
Alphabet, Inc. Class C (Interactive Media & Svs.)		105,073	18,638,899
AT&T, Inc. (Diversified Telecom. Svs.)		161,010	4,659,629
Charter Communications, Inc. Class A (Media)	(a)	2,133	871,992
Comcast Corp. Class A (Media)		83,362	2,975,190
Electronic Arts, Inc. (Entertainment)		5,097	813,991
Fox Corp. Class A (Media)		4,810	269,552
Fox Corp. Class B (Media)		2,965	153,083
Interpublic Group of Cos., Inc. / The (Media)		8,309	203,404
Live Nation Entertainment, Inc. (Entertainment)	(a)	3,508	530,690
Match Group, Inc. (Interactive Media & Svs.)		5,511	170,235
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		48,584	35,859,365
Netflix, Inc. (Entertainment)	(a)	9,524	12,753,874
News Corp. Class A (Media)		8,477	251,936
News Corp. Class B (Media)		2,505	85,947
Omnicom Group, Inc. (Media)		4,316	310,493
Paramount Global Class B (Media)		13,524	174,460
Take-Two Interactive Software, Inc. (Entertainment)	(a)	3,787	919,673
TKO Group Holdings, Inc. (Entertainment)		1,506	274,017
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		10,673	2,542,949
Verizon Communications, Inc. (Diversified Telecom. Svs.)		94,336	4,081,919
Walt Disney Co. / The (Entertainment)		40,232	4,989,170
Warner Bros. Discovery, Inc. (Entertainment)	(a)	50,139	574,593
			115,053,203
Consumer Discretionary–10.3%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	9,657	1,278,007
Amazon.com, Inc. (Broadline Retail)	(a)	211,436	46,386,944
Aptiv PLC (Automobile Components)	(a)	4,893	333,800
AutoZone, Inc. (Specialty Retail)	(a)	374	1,388,374
Best Buy Co., Inc. (Specialty Retail)		4,329	290,606
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		728	4,214,567
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4,674	132,695
CarMax, Inc. (Specialty Retail)	(a)	3,424	230,127
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	23,403	658,092
Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure)	(a)	30,148	1,692,810
D.R. Horton, Inc. (Household Durables)		6,174	795,952
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,607	568,248
Deckers Outdoor Corp. (Textiles, Apparel & Luxury Goods)	(a)	3,411	351,572
Domino's Pizza, Inc. (Hotels, Restaurants & Leisure)		770	346,962
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	7,672	1,891,225
eBay, Inc. (Broadline Retail)		10,294	766,491
Expedia Group, Inc. (Hotels, Restaurants & Leisure)		2,733	461,002
Ford Motor Co. (Automobiles)		87,311	947,324
Garmin Ltd. (Household Durables)		3,438	717,579
General Motors Co. (Automobiles)		21,505	1,058,261
Genuine Parts Co. (Distributors)		3,119	378,366
Hasbro, Inc. (Leisure Products)		2,960	218,507
Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)		5,317	1,416,130
Home Depot, Inc. / The (Specialty Retail)		22,241	8,154,440
Las Vegas Sands Corp. (Hotels, Restaurants & Leisure)		7,623	331,677
Lennar Corp. Class A (Household Durables)		5,218	577,163
LKQ Corp. (Distributors)		5,802	214,732
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Lowe's Cos., Inc. (Specialty Retail)		12,522	$2,778,256
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	2,463	585,160
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		5,086	1,389,546
McDonald's Corp. (Hotels, Restaurants & Leisure)		16,000	4,674,720
MGM Resorts International (Hotels, Restaurants & Leisure)	(a)	4,648	159,845
Mohawk Industries, Inc. (Household Durables)	(a)	1,166	122,243
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		26,346	1,871,620
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	10,042	203,652
NVR, Inc. (Household Durables)	(a)	65	480,068
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	19,122	1,723,466
Pool Corp. (Distributors)		845	246,301
PulteGroup, Inc. (Household Durables)		4,504	474,992
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		896	245,755
Ross Stores, Inc. (Specialty Retail)		7,351	937,841
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)		5,590	1,750,453
Starbucks Corp. (Hotels, Restaurants & Leisure)		25,428	2,329,968
Tapestry, Inc. (Textiles, Apparel & Luxury Goods)		4,668	409,897
Tesla, Inc. (Automobiles)	(a)	62,706	19,919,188
TJX Cos., Inc. / The (Specialty Retail)		24,978	3,084,533
Tractor Supply Co. (Specialty Retail)		11,823	623,900
Ulta Beauty, Inc. (Specialty Retail)	(a)	1,004	469,691
Williams-Sonoma, Inc. (Specialty Retail)		2,763	451,391
Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)		1,978	185,279
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		6,212	920,494
			121,839,912
Consumer Staples–5.5%
Altria Group, Inc. (Tobacco)		37,682	2,209,296
Archer-Daniels-Midland Co. (Food Products)		10,704	564,957
Brown-Forman Corp. Class B (Beverages)		4,093	110,143
Bunge Global SA (Food Products)		3,021	242,526
Church & Dwight Co., Inc. (Household Products)		5,535	531,969
Clorox Co. / The (Household Products)		2,770	332,594
Coca-Cola Co. / The (Beverages)		86,691	6,133,388
Colgate-Palmolive Co. (Household Products)		18,125	1,647,562
Conagra Brands, Inc. (Food Products)		10,728	219,602
Constellation Brands, Inc. Class A (Beverages)		3,410	554,739
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		9,929	9,829,114
Dollar General Corp. (Consumer Staples Distribution & Retail)		4,899	560,348
Dollar Tree, Inc. (Consumer Staples Distribution & Retail)	(a)	4,439	439,639
Estee Lauder Cos., Inc. / The Class A (Personal Care Products)		5,264	425,331
General Mills, Inc. (Food Products)		12,213	632,756
Hershey Co. / The (Food Products)		3,297	547,137
Hormel Foods Corp. (Food Products)		6,550	198,138
J. M. Smucker Co. / The (Food Products)		2,392	234,894
Kellanova (Food Products)		6,042	480,520
Kenvue, Inc. (Personal Care Products)		42,898	897,855
Keurig Dr Pepper, Inc. (Beverages)		30,375	1,004,197
Kimberly-Clark Corp. (Household Products)		7,413	955,684
Kraft Heinz Co. / The (Food Products)		19,225	496,390
Kroger Co. / The (Consumer Staples Distribution & Retail)		13,699	982,629
Lamb Weston Holdings, Inc. (Food Products)		3,171	164,416

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
McCormick & Co., Inc. (Food Products)		5,679	$430,582
Molson Coors Beverage Co. Class B (Beverages)		3,850	185,147
Mondelez International, Inc. Class A (Food Products)		28,981	1,954,479
Monster Beverage Corp. (Beverages)	(a)	15,702	983,573
PepsiCo, Inc. (Beverages)		30,683	4,051,383
Philip Morris International, Inc. (Tobacco)		34,833	6,344,134
Procter & Gamble Co. / The (Household Products)		52,462	8,358,246
Sysco Corp. (Consumer Staples Distribution & Retail)		10,828	820,113
Target Corp. (Consumer Staples Distribution & Retail)		10,160	1,002,284
The Campbell's Company (Food Products)		4,423	135,565
Tyson Foods, Inc. Class A (Food Products)		6,433	359,862
Walgreens Boots Alliance, Inc. (Consumer Staples Distribution & Retail)		16,130	185,172
Walmart, Inc. (Consumer Staples Distribution & Retail)		96,687	9,454,055
			64,660,419
Energy–3.0%
APA Corp. (Oil, Gas & Consumable Fuels)		8,110	148,332
Baker Hughes Co. (Energy Equip. & Svs.)		22,134	848,618
Chevron Corp. (Oil, Gas & Consumable Fuels)		36,343	5,203,954
ConocoPhillips (Oil, Gas & Consumable Fuels)		28,247	2,534,886
Coterra Energy, Inc. (Oil, Gas & Consumable Fuels)		17,154	435,369
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		14,431	459,050
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		4,202	577,355
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		12,209	1,460,318
EQT Corp. (Oil, Gas & Consumable Fuels)		13,371	779,797
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		4,826	564,352
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		96,447	10,396,987
Halliburton Co. (Energy Equip. & Svs.)		19,321	393,762
Hess Corp. (Oil, Gas & Consumable Fuels)		6,195	858,255
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		43,253	1,271,638
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		6,874	1,141,840
Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)		15,807	664,052
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		13,974	1,140,698
Phillips 66 (Oil, Gas & Consumable Fuels)		9,115	1,087,419
Schlumberger N.V. (Energy Equip. & Svs.)		30,419	1,028,162
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4,845	843,418
Texas Pacific Land Corp. (Oil, Gas & Consumable Fuels)		424	447,909
Valero Energy Corp. (Oil, Gas & Consumable Fuels)		7,002	941,209
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		27,321	1,716,032
			34,943,412
Financials–14.0%
Aflac, Inc. (Insurance)		10,879	1,147,299
Allstate Corp. / The (Insurance)		5,921	1,191,957
American Express Co. (Consumer Finance)		12,390	3,952,162
American International Group, Inc. (Insurance)		12,887	1,102,998
Ameriprise Financial, Inc. (Capital Markets)		2,130	1,136,845
Aon PLC Class A (Insurance)		4,830	1,723,151
Apollo Global Management, Inc. (Financial Services)		10,104	1,433,454
Common Stocks (Continued)		Shares	Value
Financials (continued)
Arch Capital Group Ltd. (Insurance)		8,333	$758,720
Arthur J. Gallagher & Co. (Insurance)		5,729	1,833,967
Assurant, Inc. (Insurance)		1,139	224,941
Bank of America Corp. (Banks)		146,651	6,939,525
Bank of New York Mellon Corp. / The (Capital Markets)		16,007	1,458,398
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	41,036	19,934,058
BlackRock, Inc. (Capital Markets)		3,259	3,419,506
Blackstone, Inc. (Capital Markets)		16,330	2,442,641
Brown & Brown, Inc. (Insurance)		6,271	695,266
Capital One Financial Corp. (Consumer Finance)		14,316	3,045,872
CBOE Global Markets, Inc. (Capital Markets)		2,353	548,743
Charles Schwab Corp. / The (Capital Markets)		38,221	3,487,284
Chubb Ltd. (Insurance)		8,336	2,415,106
Cincinnati Financial Corp. (Insurance)		3,513	523,156
Citigroup, Inc. (Banks)		41,802	3,558,186
Citizens Financial Group, Inc. (Banks)		9,630	430,943
CME Group, Inc. (Capital Markets)		8,062	2,222,048
Coinbase Global, Inc. Class A (Capital Markets)	(a)	4,731	1,658,168
Corpay, Inc. (Financial Services)	(a)	1,584	525,603
Erie Indemnity Co. Class A (Insurance)		561	194,549
Everest Group Ltd. (Insurance)		956	324,897
FactSet Research Systems, Inc. (Capital Markets)		853	381,530
Fidelity National Information Services, Inc. (Financial Services)		11,747	956,323
Fifth Third Bancorp (Banks)		14,878	611,932
Fiserv, Inc. (Financial Services)	(a)	12,407	2,139,091
Franklin Resources, Inc. (Capital Markets)		6,968	166,187
Global Payments, Inc. (Financial Services)		5,418	433,657
Globe Life, Inc. (Insurance)		1,855	230,558
Goldman Sachs Group, Inc. / The (Capital Markets)		6,867	4,860,119
Hartford Insurance Group, Inc. / The (Insurance)		6,340	804,356
Huntington Bancshares, Inc. (Banks)		32,740	548,722
Intercontinental Exchange, Inc. (Capital Markets)		12,835	2,354,837
Invesco Ltd. (Capital Markets)		10,058	158,615
Jack Henry & Associates, Inc. (Financial Services)		1,636	294,758
JPMorgan Chase & Co. (Banks)		62,192	18,030,083
KeyCorp (Banks)		22,167	386,149
KKR & Co., Inc. (Capital Markets)		15,149	2,015,271
Loews Corp. (Insurance)		3,912	358,574
M&T Bank Corp. (Banks)		3,581	694,678
MarketAxess Holdings, Inc. (Capital Markets)		843	188,276
Marsh & McLennan Cos., Inc. (Insurance)		11,023	2,410,069
Mastercard, Inc. Class A (Financial Services)		18,152	10,200,335
MetLife, Inc. (Insurance)		12,610	1,014,096
Moody's Corp. (Capital Markets)		3,463	1,737,006
Morgan Stanley (Capital Markets)		27,648	3,894,497
MSCI, Inc. (Capital Markets)		1,730	997,760
Nasdaq, Inc. (Capital Markets)		9,233	825,615
Northern Trust Corp. (Capital Markets)		4,330	549,001
PayPal Holdings, Inc. (Financial Services)	(a)	21,764	1,617,500
PNC Financial Services Group, Inc. / The (Banks)		8,856	1,650,936
Principal Financial Group, Inc. (Insurance)		4,635	368,158
Progressive Corp. / The (Insurance)		13,116	3,500,136
Prudential Financial, Inc. (Insurance)		7,909	849,743
Raymond James Financial, Inc. (Capital Markets)		4,048	620,842
Regions Financial Corp. (Banks)		19,984	470,024
S&P Global, Inc. (Capital Markets)		7,025	3,704,212
State Street Corp. (Capital Markets)		6,360	676,322
Synchrony Financial (Consumer Finance)		8,478	565,822
T. Rowe Price Group, Inc. (Capital Markets)		4,951	477,772

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Financials (continued)
Travelers Cos., Inc. / The (Insurance)		5,066	$1,355,358
Truist Financial Corp. (Banks)		29,310	1,260,037
U.S. Bancorp (Banks)		34,878	1,578,230
Visa, Inc. (Financial Services)		38,289	13,594,509
W. R. Berkley Corp. (Insurance)		6,735	494,820
Wells Fargo & Co. (Banks)		72,828	5,834,979
Willis Towers Watson PLC (Insurance)		2,212	677,978
			164,868,916
Health Care–9.3%
Abbott Laboratories (Health Care Equip. & Supplies)		38,928	5,294,597
AbbVie, Inc. (Biotechnology)		39,530	7,337,559
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		6,365	751,134
Align Technology, Inc. (Health Care Equip. & Supplies)	(a)	1,531	289,864
Amgen, Inc. (Biotechnology)		12,034	3,360,013
Baxter International, Inc. (Health Care Equip. & Supplies)		11,533	349,219
Becton Dickinson & Co. (Health Care Equip. & Supplies)		6,407	1,103,606
Biogen, Inc. (Biotechnology)	(a)	3,253	408,544
Bio-Techne Corp. (Life Sciences Tools & Svs.)		3,523	181,258
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	33,097	3,554,949
Bristol-Myers Squibb Co. (Pharmaceuticals)		45,534	2,107,769
Cardinal Health, Inc. (Health Care Providers & Svs.)		5,334	896,112
Cencora, Inc. (Health Care Providers & Svs.)		3,860	1,157,421
Centene Corp. (Health Care Providers & Svs.)	(a)	11,091	602,019
Charles River Laboratories International, Inc. (Life Sciences Tools & Svs.)	(a)	1,104	167,510
Cigna Group / The (Health Care Providers & Svs.)		5,979	1,976,538
Cooper Cos., Inc. / The (Health Care Equip. & Supplies)	(a)	4,494	319,793
CVS Health Corp. (Health Care Providers & Svs.)		28,311	1,952,893
Danaher Corp. (Life Sciences Tools & Svs.)		14,252	2,815,340
DaVita, Inc. (Health Care Providers & Svs.)	(a)	933	132,906
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	8,755	764,224
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	13,117	1,025,881
Elevance Health, Inc. (Health Care Providers & Svs.)		5,057	1,966,971
Eli Lilly & Co. (Pharmaceuticals)		17,603	13,722,067
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		10,222	757,144
Gilead Sciences, Inc. (Biotechnology)		27,838	3,086,399
HCA Healthcare, Inc. (Health Care Providers & Svs.)		3,877	1,485,279
Henry Schein, Inc. (Health Care Providers & Svs.)	(a)	2,736	199,865
Hologic, Inc. (Health Care Equip. & Supplies)	(a)	5,008	326,321
Humana, Inc. (Health Care Providers & Svs.)		2,691	657,896
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,798	964,339
Incyte Corp. (Biotechnology)	(a)	3,611	245,909
Insulet Corp. (Health Care Equip. & Supplies)	(a)	1,582	497,033
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	8,020	4,358,148
IQVIA Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	3,663	577,252
Johnson & Johnson (Pharmaceuticals)		53,841	8,224,213
Labcorp Holdings, Inc. (Health Care Providers & Svs.)		1,881	493,781
McKesson Corp. (Health Care Providers & Svs.)		2,800	2,051,784
Medtronic PLC (Health Care Equip. & Supplies)		28,690	2,500,907
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Merck & Co., Inc. (Pharmaceuticals)		56,188	$4,447,842
Mettler-Toledo International, Inc. (Life Sciences Tools & Svs.)	(a)	463	543,895
Moderna, Inc. (Biotechnology)	(a)	7,649	211,036
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	1,218	362,842
Pfizer, Inc. (Pharmaceuticals)		127,210	3,083,570
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		2,481	445,662
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2,324	1,220,100
ResMed, Inc. (Health Care Equip. & Supplies)		3,276	845,208
Revvity, Inc. (Life Sciences Tools & Svs.)		2,649	256,211
Solventum Corp. (Health Care Equip. & Supplies)	(a)	3,111	235,938
STERIS PLC (Health Care Equip. & Supplies)		2,208	530,406
Stryker Corp. (Health Care Equip. & Supplies)		7,694	3,043,977
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		8,446	3,424,515
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		20,300	6,332,991
Universal Health Services, Inc. Class B (Health Care Providers & Svs.)		1,285	232,778
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	5,747	2,558,564
Viatris, Inc. (Pharmaceuticals)		26,377	235,547
Waters Corp. (Life Sciences Tools & Svs.)	(a)	1,337	466,666
West Pharmaceutical Services, Inc. (Life Sciences Tools & Svs.)		1,615	353,362
Zimmer Biomet Holdings, Inc. (Health Care Equip. & Supplies)		4,446	405,520
Zoetis, Inc. (Pharmaceuticals)		9,962	1,553,574
			109,454,661
Industrials–8.6%
3M Co. (Industrial Conglomerates)		12,038	1,832,665
A. O. Smith Corp. (Building Products)		2,612	171,269
Allegion PLC (Building Products)		1,934	278,728
AMETEK, Inc. (Electrical Equip.)		5,161	933,935
Automatic Data Processing, Inc. (Professional Svs.)		9,083	2,801,197
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,655	1,370,241
Boeing Co. / The (Aerospace & Defense)	(a)	16,873	3,535,400
Broadridge Financial Solutions, Inc. (Professional Svs.)		2,640	641,599
Builders FirstSource, Inc. (Building Products)	(a)	2,484	289,858
C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)		2,668	255,995
Carrier Global Corp. (Building Products)		17,836	1,305,417
Caterpillar, Inc. (Machinery)		10,524	4,085,522
Cintas Corp. (Commercial Svs. & Supplies)		7,679	1,711,419
Copart, Inc. (Commercial Svs. & Supplies)	(a)	19,655	964,471
CSX Corp. (Ground Transportation)		42,033	1,371,537
Cummins, Inc. (Machinery)		3,081	1,009,027
Dayforce, Inc. (Professional Svs.)	(a)	3,593	199,016
Deere & Co. (Machinery)		5,648	2,871,951
Delta Air Lines, Inc. (Passenger Airlines)		14,555	715,815
Dover Corp. (Machinery)		3,081	564,532
Eaton Corp. PLC (Electrical Equip.)		8,758	3,126,518
Emerson Electric Co. (Electrical Equip.)		12,589	1,678,491
Equifax, Inc. (Professional Svs.)		2,772	718,974
Expeditors International of Washington, Inc. (Air Freight & Logistics)		3,078	351,661
Fastenal Co. (Trading Companies & Distributors)		25,663	1,077,846
FedEx Corp. (Air Freight & Logistics)		4,929	1,120,411
Fortive Corp. (Machinery)		7,639	398,221
GE Vernova, Inc. (Electrical Equip.)		6,108	3,232,048
Generac Holdings, Inc. (Electrical Equip.)	(a)	1,328	190,183
General Dynamics Corp. (Aerospace & Defense)		5,636	1,643,796
General Electric Co. (Aerospace & Defense)		23,863	6,142,098

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Honeywell International, Inc. (Industrial Conglomerates)		14,379	$3,348,581
Howmet Aerospace, Inc. (Aerospace & Defense)		9,033	1,681,312
Hubbell, Inc. (Electrical Equip.)		1,187	484,783
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		882	212,968
IDEX Corp. (Machinery)		1,698	298,118
Illinois Tool Works, Inc. (Machinery)		5,964	1,474,599
Ingersoll Rand, Inc. (Machinery)		9,007	749,202
J.B. Hunt Transport Services, Inc. (Ground Transportation)		1,761	252,880
Jacobs Solutions, Inc. (Professional Svs.)		2,700	354,915
Johnson Controls International PLC (Building Products)		14,720	1,554,726
L3Harris Technologies, Inc. (Aerospace & Defense)		4,181	1,048,762
Leidos Holdings, Inc. (Professional Svs.)		2,860	451,194
Lennox International, Inc. (Building Products)		718	411,586
Lockheed Martin Corp. (Aerospace & Defense)		4,666	2,161,011
Masco Corp. (Building Products)		4,741	305,131
Nordson Corp. (Machinery)		1,215	260,460
Norfolk Southern Corp. (Ground Transportation)		5,045	1,291,369
Northrop Grumman Corp. (Aerospace & Defense)		3,027	1,513,439
Old Dominion Freight Line, Inc. (Ground Transportation)		4,148	673,220
Otis Worldwide Corp. (Machinery)		8,819	873,257
PACCAR, Inc. (Machinery)		11,742	1,116,195
Parker-Hannifin Corp. (Machinery)		2,859	1,996,926
Paychex, Inc. (Professional Svs.)		7,171	1,043,094
Paycom Software, Inc. (Professional Svs.)		1,095	253,383
Pentair PLC (Machinery)		3,698	379,637
Quanta Services, Inc. (Construction & Engineering)		3,316	1,253,713
Republic Services, Inc. (Commercial Svs. & Supplies)		4,541	1,119,856
Rockwell Automation, Inc. (Electrical Equip.)		2,518	836,404
Rollins, Inc. (Commercial Svs. & Supplies)		6,317	356,405
RTX Corp. (Aerospace & Defense)		29,895	4,365,268
Snap-on, Inc. (Machinery)		1,175	365,636
Southwest Airlines Co. (Passenger Airlines)		12,807	415,459
Stanley Black & Decker, Inc. (Machinery)		3,477	235,567
Textron, Inc. (Aerospace & Defense)		4,057	325,737
Trane Technologies PLC (Building Products)		4,989	2,182,238
TransDigm Group, Inc. (Aerospace & Defense)		1,257	1,911,444
Uber Technologies, Inc. (Ground Transportation)	(a)	46,795	4,365,973
Union Pacific Corp. (Ground Transportation)		13,372	3,076,630
United Airlines Holdings, Inc. (Passenger Airlines)	(a)	7,340	584,484
United Parcel Service, Inc. Class B (Air Freight & Logistics)		16,406	1,656,022
United Rentals, Inc. (Trading Companies & Distributors)		1,454	1,095,444
Veralto Corp. (Commercial Svs. & Supplies)		5,570	562,291
Verisk Analytics, Inc. (Professional Svs.)		3,128	974,372
W.W. Grainger, Inc. (Trading Companies & Distributors)		977	1,016,314
Waste Management, Inc. (Commercial Svs. & Supplies)		8,191	1,874,265
Westinghouse Air Brake Technologies Corp. (Machinery)		3,822	800,136
Xylem, Inc. (Machinery)		5,430	702,425
			100,856,672
Information Technology–33.0%
Accenture PLC Class A (IT Svs.)		14,010	4,187,449
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Adobe, Inc. (Software)	(a)	9,538	$3,690,061
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	36,283	5,148,558
Akamai Technologies, Inc. (IT Svs.)	(a)	3,286	262,091
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		27,071	2,673,261
Analog Devices, Inc. (Semiconductors & Equip.)		11,099	2,641,784
ANSYS, Inc. (Software)	(a)	1,961	688,742
Apple, Inc. (Tech. Hardware, Storage & Periph.)		334,221	68,572,123
Applied Materials, Inc. (Semiconductors & Equip.)		18,180	3,328,213
Arista Networks, Inc. (Communications Equip.)	(a)	23,046	2,357,836
Autodesk, Inc. (Software)	(a)	4,788	1,482,221
Broadcom, Inc. (Semiconductors & Equip.)		105,216	29,002,790
Cadence Design Systems, Inc. (Software)	(a)	6,111	1,883,105
CDW Corp. (Electronic Equip., Instr. & Comp.)		2,931	523,447
Cisco Systems, Inc. (Communications Equip.)		89,017	6,175,999
Cognizant Technology Solutions Corp. Class A (IT Svs.)		11,014	859,422
Corning, Inc. (Electronic Equip., Instr. & Comp.)		17,227	905,968
Crowdstrike Holdings, Inc. Class A (Software)	(a)	5,574	2,838,894
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		6,692	820,439
Enphase Energy, Inc. (Semiconductors & Equip.)	(a)	2,949	116,928
EPAM Systems, Inc. (IT Svs.)	(a)	1,273	225,092
F5, Inc. (Communications Equip.)	(a)	1,291	379,967
Fair Isaac Corp. (Software)	(a)	544	994,410
First Solar, Inc. (Semiconductors & Equip.)	(a)	2,410	398,951
Fortinet, Inc. (Software)	(a)	14,217	1,503,021
Gartner, Inc. (IT Svs.)	(a)	1,718	694,450
Gen Digital, Inc. (Software)		12,266	360,620
GoDaddy, Inc. Class A (IT Svs.)	(a)	3,174	571,510
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		29,521	603,704
HP, Inc. (Tech. Hardware, Storage & Periph.)		21,186	518,210
Intel Corp. (Semiconductors & Equip.)		97,612	2,186,509
International Business Machines Corp. (IT Svs.)		20,799	6,131,129
Intuit, Inc. (Software)		6,256	4,927,413
Jabil, Inc. (Electronic Equip., Instr. & Comp.)		2,388	520,823
Juniper Networks, Inc. (Communications Equip.)		7,441	297,119
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	3,854	631,516
KLA Corp. (Semiconductors & Equip.)		2,959	2,650,495
Lam Research Corp. (Semiconductors & Equip.)		28,624	2,786,260
Microchip Technology, Inc. (Semiconductors & Equip.)		12,016	845,566
Micron Technology, Inc. (Semiconductors & Equip.)		25,009	3,082,359
Microsoft Corp. (Software)		166,320	82,729,231
Monolithic Power Systems, Inc. (Semiconductors & Equip.)		1,069	781,845
Motorola Solutions, Inc. (Communications Equip.)		3,734	1,569,998
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		4,571	487,040
NVIDIA Corp. (Semiconductors & Equip.)		545,723	86,218,777
NXP Semiconductors N.V. (Semiconductors & Equip.)		5,653	1,235,124
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	9,300	487,413
Oracle Corp. (Software)		36,397	7,957,476
Palantir Technologies, Inc. Class A (Software)	(a)	47,599	6,488,696
Palo Alto Networks, Inc. (Software)	(a)	14,818	3,032,356
PTC, Inc. (Software)	(a)	2,667	459,631

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
QUALCOMM, Inc. (Semiconductors & Equip.)		24,552	$3,910,152
Ralliant Corp. (Electronic Equip., Instr. & Comp.)	(a)	146	7,096
Roper Technologies, Inc. (Software)		2,406	1,363,817
Salesforce, Inc. (Software)		21,472	5,855,200
Seagate Technology Holdings PLC (Tech. Hardware, Storage & Periph.)		4,732	682,970
ServiceNow, Inc. (Software)	(a)	4,632	4,762,067
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3,374	251,431
Super Micro Computer, Inc. (Tech. Hardware, Storage & Periph.)	(a)	11,535	565,330
Synopsys, Inc. (Software)	(a)	3,461	1,774,386
TE Connectivity PLC (Electronic Equip., Instr. & Comp.)		6,635	1,119,125
Teledyne Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,053	539,462
Teradyne, Inc. (Semiconductors & Equip.)		3,605	324,162
Texas Instruments, Inc. (Semiconductors & Equip.)		20,329	4,220,707
Trimble, Inc. (Electronic Equip., Instr. & Comp.)	(a)	5,362	407,405
Tyler Technologies, Inc. (Software)	(a)	969	574,462
VeriSign, Inc. (IT Svs.)		1,815	524,172
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		7,761	496,626
Workday, Inc. Class A (Software)	(a)	4,848	1,163,520
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,143	352,456
			388,810,588
Materials–1.9%
Air Products & Chemicals, Inc. (Chemicals)		4,979	1,404,377
Albemarle Corp. (Chemicals)		2,644	165,699
Amcor PLC (Containers & Packaging)		50,952	468,249
Avery Dennison Corp. (Containers & Packaging)		1,757	308,301
Ball Corp. (Containers & Packaging)		6,235	349,721
CF Industries Holdings, Inc. (Chemicals)		3,641	334,972
Corteva, Inc. (Chemicals)		15,261	1,137,402
Dow, Inc. (Chemicals)		15,704	415,842
DuPont de Nemours, Inc. (Chemicals)		9,332	640,082
Eastman Chemical Co. (Chemicals)		2,595	193,743
Ecolab, Inc. (Chemicals)		5,645	1,520,989
Freeport-McMoRan, Inc. (Metals & Mining)		32,152	1,393,789
International Flavors & Fragrances, Inc. (Chemicals)		5,749	422,839
International Paper Co. (Containers & Packaging)		11,757	550,580
Linde PLC (Chemicals)		10,532	4,941,404
LyondellBasell Industries N.V. Class A (Chemicals)		5,779	334,373
Martin Marietta Materials, Inc. (Construction Materials)		1,346	738,900
Mosaic Co. / The (Chemicals)		7,129	260,066
Newmont Corp. (Metals & Mining)		24,911	1,451,315
Nucor Corp. (Metals & Mining)		5,147	666,742
Packaging Corp. of America (Containers & Packaging)		2,008	378,408
PPG Industries, Inc. (Chemicals)		5,058	575,347
Sherwin-Williams Co. / The (Chemicals)		5,158	1,771,051
Smurfit WestRock PLC (Containers & Packaging)		11,145	480,907
Steel Dynamics, Inc. (Metals & Mining)		3,103	397,215
Vulcan Materials Co. (Construction Materials)		2,950	769,419
			22,071,732
Real Estate–2.0%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		3,460	251,300
American Tower Corp. (Specialized REITs)		10,479	2,316,069
Common Stocks (Continued)		Shares	Value
Real Estate (continued)
AvalonBay Communities, Inc. (Residential REITs)		3,172	$645,502
BXP, Inc. (Office REITs)		3,274	220,897
Camden Property Trust (Residential REITs)		2,401	270,569
CBRE Group, Inc. Class A (Real Estate Mgmt. & Development)	(a)	6,563	919,608
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	9,419	757,288
Crown Castle, Inc. (Specialized REITs)		9,739	1,000,487
Digital Realty Trust, Inc. (Specialized REITs)		7,087	1,235,477
Equinix, Inc. (Specialized REITs)		2,190	1,742,079
Equity Residential (Residential REITs)		7,611	513,666
Essex Property Trust, Inc. (Residential REITs)		1,430	405,262
Extra Space Storage, Inc. (Specialized REITs)		4,735	698,128
Federal Realty Investment Trust (Retail REITs)		1,745	165,757
Healthpeak Properties, Inc. (Health Care REITs)		15,613	273,384
Host Hotels & Resorts, Inc. (Hotel & Resort REITs)		15,591	239,478
Invitation Homes, Inc. (Residential REITs)		12,811	420,201
Iron Mountain, Inc. (Specialized REITs)		6,584	675,321
Kimco Realty Corp. (Retail REITs)		15,204	319,588
Mid-America Apartment Communities, Inc. (Residential REITs)		2,631	389,414
Prologis, Inc. (Industrial REITs)		20,775	2,183,868
Public Storage (Specialized REITs)		3,531	1,036,066
Realty Income Corp. (Retail REITs)		20,210	1,164,298
Regency Centers Corp. (Retail REITs)		3,672	261,557
SBA Communications Corp. (Specialized REITs)		2,394	562,207
Simon Property Group, Inc. (Retail REITs)		6,865	1,103,617
UDR, Inc. (Residential REITs)		6,775	276,623
Ventas, Inc. (Health Care REITs)		10,063	635,478
VICI Properties, Inc. (Specialized REITs)		23,596	769,230
Welltower, Inc. (Health Care REITs)		13,910	2,138,384
Weyerhaeuser Co. (Specialized REITs)		16,112	413,917
			24,004,720
Utilities–2.4%
AES Corp. / The (Ind. Power & Renewable Elec.)		15,999	168,309
Alliant Energy Corp. (Electric Utilities)		5,773	349,093
Ameren Corp. (Multi-Utilities)		6,074	583,347
American Electric Power Co., Inc. (Electric Utilities)		11,949	1,239,828
American Water Works Co., Inc. (Water Utilities)		4,383	609,719
Atmos Energy Corp. (Gas Utilities)		3,570	550,173
CenterPoint Energy, Inc. (Multi-Utilities)		14,669	538,939
CMS Energy Corp. (Multi-Utilities)		6,723	465,769
Consolidated Edison, Inc. (Multi-Utilities)		8,039	806,714
Constellation Energy Corp. (Electric Utilities)		7,014	2,263,839
Dominion Energy, Inc. (Multi-Utilities)		19,056	1,077,045
DTE Energy Co. (Multi-Utilities)		4,664	617,793
Duke Energy Corp. (Electric Utilities)		17,392	2,052,256
Edison International (Electric Utilities)		8,647	446,185
Entergy Corp. (Electric Utilities)		9,971	828,790
Evergy, Inc. (Electric Utilities)		5,171	356,437
Eversource Energy (Electric Utilities)		8,179	520,348
Exelon Corp. (Electric Utilities)		22,569	979,946
FirstEnergy Corp. (Electric Utilities)		11,544	464,761
NextEra Energy, Inc. (Electric Utilities)		46,069	3,198,110
NiSource, Inc. (Multi-Utilities)		10,579	426,757
NRG Energy, Inc. (Electric Utilities)		4,362	700,450
PG&E Corp. (Electric Utilities)		49,038	683,590
Pinnacle West Capital Corp. (Electric Utilities)		2,683	240,048
PPL Corp. (Electric Utilities)		16,614	563,048
Public Service Enterprise Group, Inc. (Multi-Utilities)		11,153	938,860
Sempra (Multi-Utilities)		14,583	1,104,954

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P 500® Index Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Southern Co. / The (Electric Utilities)	24,596	$2,258,651
Vistra Corp. (Ind. Power & Renewable Elec.)	7,594	1,471,793
WEC Energy Group, Inc. (Multi-Utilities)	7,098	739,612
Xcel Energy, Inc. (Electric Utilities)	12,889	877,741
		28,122,905
Total Common Stocks (Cost $611,883,759)		$1,174,687,140

U.S. Treasury Obligations–0.0%	Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	0.000%	08/21/2025	$528,000	$524,770
Total U.S. Treasury Obligations (Cost $524,849)				$524,770
Total Investments – 99.8% (Cost $612,408,608)			(b)	$1,175,211,910
Other Assets in Excess of Liabilities – 0.2%			(c)	2,277,745
Net Assets – 100.0%				$1,177,489,655

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $602,867 of cash pledged as collateral for the futures contracts outstanding at June 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	28	September 19, 2025	$8,564,192	$8,755,250	$191,058	$42,000
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Common Stocks–98.5%		Shares	Value
Communication Services–8.0%
Alphabet, Inc. Class A (Interactive Media & Svs.)		17,921	$3,158,218
Alphabet, Inc. Class C (Interactive Media & Svs.)		11,262	1,997,766
AT&T, Inc. (Diversified Telecom. Svs.)		52,557	1,521,000
Comcast Corp. Class A (Media)		59,326	2,117,345
Fox Corp. Class A (Media)		19,243	1,078,378
Fox Corp. Class B (Media)		965	49,823
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		2,408	1,777,321
Pinterest, Inc. Class A (Interactive Media & Svs.)	(a)	6,519	233,771
Take-Two Interactive Software, Inc. (Entertainment)	(a)	1,931	468,943
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		1,867	444,831
Verizon Communications, Inc. (Diversified Telecom. Svs.)		18,549	802,615
Walt Disney Co. / The (Entertainment)		11,908	1,476,711
			15,126,722
Consumer Discretionary–8.6%
Amazon.com, Inc. (Broadline Retail)	(a)	16,522	3,624,761
AutoZone, Inc. (Specialty Retail)	(a)	85	315,539
Best Buy Co., Inc. (Specialty Retail)		3,485	233,948
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		232	1,343,104
BorgWarner, Inc. (Automobile Components)		24,092	806,600
CarMax, Inc. (Specialty Retail)	(a)	4,444	298,681
D.R. Horton, Inc. (Household Durables)		6,138	791,311
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,610	568,902
Gap, Inc. / The (Specialty Retail)		10,718	233,759
Garmin Ltd. (Household Durables)		2,857	596,313
General Motors Co. (Automobiles)		10,795	531,222
Home Depot, Inc. / The (Specialty Retail)		5,090	1,866,198
Lithia Motors, Inc. (Specialty Retail)		1,506	508,757
McDonald's Corp. (Hotels, Restaurants & Leisure)		2,434	711,142
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		4,521	1,240,020
TJX Cos., Inc. / The (Specialty Retail)		8,039	992,736
Toll Brothers, Inc. (Household Durables)		10,274	1,172,572
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	1,385	8,989
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		3,234	479,214
			16,323,768
Consumer Staples–7.0%
Coca-Cola Co. / The (Beverages)		3,909	276,562
Colgate-Palmolive Co. (Household Products)		20,966	1,905,809
Constellation Brands, Inc. Class A (Beverages)		1,812	294,776
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		1,138	1,126,552
Ingredion, Inc. (Food Products)		3,912	530,545
Keurig Dr Pepper, Inc. (Beverages)		15,434	510,248
Kroger Co. / The (Consumer Staples Distribution & Retail)		6,877	493,287
Philip Morris International, Inc. (Tobacco)		13,539	2,465,858
Procter & Gamble Co. / The (Household Products)		6,837	1,089,271
Walmart, Inc. (Consumer Staples Distribution & Retail)		46,802	4,576,300
			13,269,208
Energy–5.3%
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	6,484	261,176
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		3,017	734,700
Common Stocks (Continued)		Shares	Value
Energy (continued)
Chevron Corp. (Oil, Gas & Consumable Fuels)		9,137	$1,308,327
ConocoPhillips (Oil, Gas & Consumable Fuels)		17,639	1,582,924
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		50,894	1,618,938
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		21,544	2,322,443
Halliburton Co. (Energy Equip. & Svs.)		41,014	835,865
Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)		4,970	825,567
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		7,993	502,040
			9,991,980
Financials–22.8%
Allstate Corp. / The (Insurance)		10,129	2,039,069
American Express Co. (Consumer Finance)		1,434	457,417
Bank of America Corp. (Banks)		79,780	3,775,190
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	9,611	4,668,736
Blackstone, Inc. (Capital Markets)		3,301	493,764
Charles Schwab Corp. / The (Capital Markets)		22,297	2,034,378
Chime Financial, Inc. Class A (Financial Services)	(a)	6,459	222,900
Citigroup, Inc. (Banks)		27,596	2,348,972
CME Group, Inc. (Capital Markets)		4,624	1,274,467
Etoro Group Ltd. Class A (Capital Markets)	(a)	2,980	198,438
Huntington Bancshares, Inc. (Banks)		71,400	1,196,664
Interactive Brokers Group, Inc. Class A (Capital Markets)		5,980	331,352
Intercontinental Exchange, Inc. (Capital Markets)		10,739	1,970,284
Invesco Ltd. (Capital Markets)		79,973	1,261,174
JPMorgan Chase & Co. (Banks)		20,634	5,982,003
Mastercard, Inc. Class A (Financial Services)		1,627	914,276
Morgan Stanley (Capital Markets)		19,981	2,814,524
Nasdaq, Inc. (Capital Markets)		11,936	1,067,317
OneMain Holdings, Inc. (Consumer Finance)		15,827	902,139
PNC Financial Services Group, Inc. / The (Banks)		11,530	2,149,423
Progressive Corp. / The (Insurance)		2,030	541,726
Remitly Global, Inc. (Financial Services)	(a)	14,653	275,037
S&P Global, Inc. (Capital Markets)		3,935	2,074,886
Slide Insurance Holdings, Inc. (Insurance)	(a)	7,461	161,605
Travelers Cos., Inc. / The (Insurance)		7,141	1,910,503
Unum Group (Insurance)		23,007	1,858,045
Visa, Inc. (Financial Services)		800	284,040
			43,208,329
Health Care–12.4%
AbbVie, Inc. (Biotechnology)		6,744	1,251,821
Biogen, Inc. (Biotechnology)	(a)	6,787	852,379
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	14,647	805,146
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	7,661	822,868
Bristol-Myers Squibb Co. (Pharmaceuticals)		31,706	1,467,671
Cardinal Health, Inc. (Health Care Providers & Svs.)		11,944	2,006,592
Caris Life Sciences, Inc. (Biotechnology)	(a)	950	25,384
Centene Corp. (Health Care Providers & Svs.)	(a)	16,050	871,194
Cigna Group / The (Health Care Providers & Svs.)		2,591	856,533
Danaher Corp. (Life Sciences Tools & Svs.)		1,278	252,456
Edwards Lifesciences Corp. (Health Care Equip. & Supplies)	(a)	4,864	380,413
Elevance Health, Inc. (Health Care Providers & Svs.)		1,049	408,019
Johnson & Johnson (Pharmaceuticals)		11,216	1,713,244
Medtronic PLC (Health Care Equip. & Supplies)		31,986	2,788,220
Merck & Co., Inc. (Pharmaceuticals)		2,480	196,317

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Natera, Inc. (Biotechnology)	(a)	3,559	$601,257
Pfizer, Inc. (Pharmaceuticals)		112,975	2,738,514
Regeneron Pharmaceuticals, Inc. (Biotechnology)		3,475	1,824,375
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		4,023	1,631,166
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,157	1,920,799
			23,414,368
Industrials–12.9%
AECOM (Construction & Engineering)		3,171	357,879
AMETEK, Inc. (Electrical Equip.)		6,295	1,139,143
Caterpillar, Inc. (Machinery)		2,974	1,154,537
Cintas Corp. (Commercial Svs. & Supplies)		9,525	2,122,837
Comfort Systems U.S.A., Inc. (Construction & Engineering)		791	424,142
Cummins, Inc. (Machinery)		1,264	413,960
Delta Air Lines, Inc. (Passenger Airlines)		12,076	593,898
Eaton Corp. PLC (Electrical Equip.)		4,766	1,701,414
EMCOR Group, Inc. (Construction & Engineering)		451	241,235
Expeditors International of Washington, Inc. (Air Freight & Logistics)		8,618	984,607
FedEx Corp. (Air Freight & Logistics)		4,988	1,133,822
Flowserve Corp. (Machinery)		15,352	803,677
General Dynamics Corp. (Aerospace & Defense)		3,768	1,098,975
HEICO Corp. Class A (Aerospace & Defense)		2,465	637,819
Honeywell International, Inc. (Industrial Conglomerates)		1,358	316,251
Illinois Tool Works, Inc. (Machinery)		3,942	974,660
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		13,754	608,339
Lockheed Martin Corp. (Aerospace & Defense)		3,405	1,576,992
MasTec, Inc. (Construction & Engineering)	(a)	2,831	482,487
Northrop Grumman Corp. (Aerospace & Defense)		983	491,480
Parker-Hannifin Corp. (Machinery)		3,051	2,131,032
Pentair PLC (Machinery)		2,963	304,182
RTX Corp. (Aerospace & Defense)		8,380	1,223,648
Trane Technologies PLC (Building Products)		2,989	1,307,419
Uber Technologies, Inc. (Ground Transportation)	(a)	2,500	233,250
Union Pacific Corp. (Ground Transportation)		2,255	518,830
United Parcel Service, Inc. Class B (Air Freight & Logistics)		7,451	752,104
Voyager Technologies, Inc. Class A (Aerospace & Defense)	(a)	261	10,244
Waste Management, Inc. (Commercial Svs. & Supplies)		3,099	709,113
			24,447,976
Information Technology–10.9%
Accenture PLC Class A (IT Svs.)		6,342	1,895,560
Adobe, Inc. (Software)	(a)	1,753	678,201
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	3,162	448,688
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		10,987	1,084,966
Analog Devices, Inc. (Semiconductors & Equip.)		809	192,558
Apple, Inc. (Tech. Hardware, Storage & Periph.)		5,034	1,032,826
Autodesk, Inc. (Software)	(a)	3,339	1,033,654
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Cisco Systems, Inc. (Communications Equip.)		7,329	$508,486
Corning, Inc. (Electronic Equip., Instr. & Comp.)		14,406	757,612
Elastic N.V. (Software)	(a)	7,443	627,668
Fair Isaac Corp. (Software)	(a)	193	352,796
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	15,771	787,288
Fortinet, Inc. (Software)	(a)	5,099	539,066
Intel Corp. (Semiconductors & Equip.)		27,040	605,696
Juniper Networks, Inc. (Communications Equip.)		2,377	94,914
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,081	340,993
Lam Research Corp. (Semiconductors & Equip.)		7,232	703,963
Marvell Technology, Inc. (Semiconductors & Equip.)		9,308	720,439
Micron Technology, Inc. (Semiconductors & Equip.)		5,217	642,995
Microsoft Corp. (Software)		2,189	1,088,831
Motorola Solutions, Inc. (Communications Equip.)		3,629	1,525,849
NVIDIA Corp. (Semiconductors & Equip.)		4,707	743,659
Qorvo, Inc. (Semiconductors & Equip.)	(a)	2,704	229,597
QUALCOMM, Inc. (Semiconductors & Equip.)		9,641	1,535,426
Salesforce, Inc. (Software)		4,749	1,295,005
Texas Instruments, Inc. (Semiconductors & Equip.)		5,441	1,129,660
			20,596,396
Materials–3.0%
DuPont de Nemours, Inc. (Chemicals)		7,435	509,967
Ecolab, Inc. (Chemicals)		4,755	1,281,187
Huntsman Corp. (Chemicals)		31,420	327,396
Mosaic Co. / The (Chemicals)		12,084	440,824
Newmont Corp. (Metals & Mining)		10,874	633,519
Nucor Corp. (Metals & Mining)		8,300	1,075,182
Packaging Corp. of America (Containers & Packaging)		6,575	1,239,059
Scotts Miracle-Gro Co. / The (Chemicals)		3,904	257,508
			5,764,642
Real Estate–3.5%
CubeSmart (Specialized REITs)		10,710	455,175
Equinix, Inc. (Specialized REITs)		2,326	1,850,263
Kimco Realty Corp. (Retail REITs)		50,950	1,070,969
NNN REIT, Inc. (Retail REITs)		11,440	493,979
Simon Property Group, Inc. (Retail REITs)		13,819	2,221,543
Ventas, Inc. (Health Care REITs)		8,329	525,976
			6,617,905
Utilities–4.1%
CMS Energy Corp. (Multi-Utilities)		13,240	917,267
Consolidated Edison, Inc. (Multi-Utilities)		2,500	250,875
Edison International (Electric Utilities)		11,132	574,411
Entergy Corp. (Electric Utilities)		24,060	1,999,868
NextEra Energy, Inc. (Electric Utilities)		8,674	602,149
NiSource, Inc. (Multi-Utilities)		16,980	684,973
OGE Energy Corp. (Electric Utilities)		41,999	1,863,916
PG&E Corp. (Electric Utilities)		68,732	958,124
			7,851,583
Total Common Stocks (Cost $171,386,461)			$186,612,877
Total Investments – 98.5% (Cost $171,386,461)	(b)		$186,612,877
Other Assets in Excess of Liabilities – 1.5%	(c)		2,834,364
Net Assets – 100.0%			$189,447,241

Percentages are stated as a percent of net assets.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Value Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $213,157 of cash pledged as collateral for the futures contracts outstanding at June 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	9	September 19, 2025	$2,726,559	$2,814,188	$87,629	$13,500
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Corporate Bonds–95.3%		Rate	Maturity	Face Amount	Value
Communication Services–7.8%
Cars.com, Inc. (Interactive Media & Svs.)	(a)	6.375%	11/01/2028	$250,000	$250,678
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.125%	05/01/2027	200,000	199,357
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.000%	02/01/2028	525,000	520,162
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	5.375%	06/01/2029	125,000	124,543
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.750%	03/01/2030	1,000,000	968,802
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	08/15/2030	250,000	238,345
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	7.375%	03/01/2031	325,000	339,108
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(a)	4.500%	06/01/2033	200,000	182,806
CSC Holdings LLC (Media)	(a)	4.125%	12/01/2030	400,000	282,205
CSC Holdings LLC (Media)	(a)	3.375%	02/15/2031	875,000	606,278
CSC Holdings LLC (Media)	(a)	4.500%	11/15/2031	150,000	105,553
DISH DBS Corp. (Media)		5.125%	06/01/2029	325,000	216,619
Gray Media, Inc. (Media)	(a)	5.375%	11/15/2031	75,000	56,238
Lamar Media Corp. (Media)		4.875%	01/15/2029	150,000	148,278
Lamar Media Corp. (Media)		3.625%	01/15/2031	100,000	92,404
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	5.000%	12/15/2027	200,000	198,903
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.625%	06/01/2028	75,000	73,187
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	4.125%	08/01/2030	275,000	257,176
Match Group Holdings II LLC (Interactive Media & Svs.)	(a)	3.625%	10/01/2031	150,000	134,211
Sinclair Television Group, Inc. (Media)	(a)	5.500%	03/01/2030	75,000	60,656
Sirius XM Radio LLC (Media)	(a)	3.125%	09/01/2026	225,000	220,755
Sirius XM Radio LLC (Media)	(a)	4.000%	07/15/2028	200,000	192,085
Sirius XM Radio LLC (Media)	(a)	4.125%	07/01/2030	325,000	299,663
Sirius XM Radio LLC (Media)	(a)	3.875%	09/01/2031	350,000	311,120
Stagwell Global LLC (Media)	(a)	5.625%	08/15/2029	375,000	358,697
Sunrise FinCo I B.V. (Media)	(a)	4.875%	07/15/2031	500,000	472,875
Telenet Finance Luxembourg Notes SARL (Media)	(a)	5.500%	03/01/2028	400,000	395,794
Univision Communications, Inc. (Media)	(a)	6.625%	06/01/2027	125,000	124,659
Univision Communications, Inc. (Media)	(a)	8.000%	08/15/2028	300,000	304,434
Univision Communications, Inc. (Media)	(a)	4.500%	05/01/2029	275,000	250,030
Univision Communications, Inc. (Media)	(a)	7.375%	06/30/2030	25,000	24,568
Virgin Media Secured Finance PLC (Media)	(a)	4.500%	08/15/2030	300,000	278,817
Virgin Media Vendor Financing Notes IV DAC (Media)	(a)	5.000%	07/15/2028	200,000	195,797
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.250%	01/31/2031	200,000	183,224
Vmed O2 U.K. Financing I PLC (Wireless Telecom. Svs.)	(a)	4.750%	07/15/2031	400,000	370,010
VZ Secured Financing B.V. (Media)	(a)	5.000%	01/15/2032	500,000	444,804
WMG Acquisition Corp. (Entertainment)	(a)	3.750%	12/01/2029	125,000	117,167
					9,600,008
Consumer Discretionary–15.9%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	6.125%	06/15/2029	225,000	230,754
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/15/2029	150,000	152,118
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(a)	4.000%	10/15/2030	1,125,000	1,048,352
Academy Ltd. (Specialty Retail)	(a)	6.000%	11/15/2027	450,000	451,132
Adient Global Holdings Ltd. (Automobile Components)	(a)	7.000%	04/15/2028	100,000	103,056
Adient Global Holdings Ltd. (Automobile Components)	(a)	8.250%	04/15/2031	200,000	210,149
Adient Global Holdings Ltd. (Automobile Components)	(a)	7.500%	02/15/2033	125,000	127,825
Aramark Services, Inc. (Hotels, Restaurants & Leisure)	(a)	5.000%	02/01/2028	100,000	99,598
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	4.625%	11/15/2029	325,000	313,783
Asbury Automotive Group, Inc. (Specialty Retail)	(a)	5.000%	02/15/2032	250,000	237,867
Beach Acquisition Bidco LLC (Textiles, Apparel & Luxury Goods)	(a)(b)	10.000%, 10.750% PIK	07/15/2033	300,000	310,955
Belron U.K. Finance PLC (Specialty Retail)	(a)	5.750%	10/15/2029	200,000	201,669
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	275,000	272,960
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(a)	4.750%	06/15/2031	200,000	191,689
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	8.125%	07/01/2027	152,000	152,046
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.625%	10/15/2029	300,000	286,361
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	7.000%	02/15/2030	150,000	155,337
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.500%	02/15/2032	150,000	153,917
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	6.000%	10/15/2032	275,000	269,696
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	6.000%	05/01/2029	425,000	429,438
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	7.000%	08/15/2029	125,000	131,682
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	5.750%	03/15/2030	75,000	76,269
Carnival Corp. (Hotels, Restaurants & Leisure)	(a)	6.125%	02/15/2033	100,000	102,315
Champ Acquisition Corp. (Textiles, Apparel & Luxury Goods)	(a)	8.375%	12/01/2031	400,000	425,051
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/01/2027	175,000	174,663
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	5.750%	04/01/2030	200,000	200,652
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(a)	6.750%	05/01/2031	125,000	128,478
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	8.500%	05/15/2027	1,200,000	1,205,256
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	6.750%	05/15/2028	125,000	128,307
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(a)	6.750%	02/15/2030	200,000	207,957

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(a)	6.625%	10/15/2029	$475,000	$367,833
Gap, Inc. / The (Specialty Retail)	(a)	3.625%	10/01/2029	125,000	116,096
Gap, Inc. / The (Specialty Retail)	(a)	3.875%	10/01/2031	175,000	156,420
Group 1 Automotive, Inc. (Specialty Retail)	(a)	6.375%	01/15/2030	125,000	128,358
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	9.000%	02/15/2031	175,000	185,277
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)		4.875%	01/15/2030	125,000	124,438
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	3.625%	02/15/2032	200,000	181,172
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(a)	5.875%	03/15/2033	200,000	203,776
IHO Verwaltungs GmbH (Automobile Components)	(a)(b)	6.375%, 7.125% PIK	05/15/2029	300,000	300,236
IHO Verwaltungs GmbH (Automobile Components)	(a)(b)	8.000%, 8.750% PIK	11/15/2032	425,000	434,580
J.B. Poindexter & Co., Inc. (Automobile Components)	(a)	8.750%	12/15/2031	450,000	457,964
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC (Hotels, Restaurants & Leisure)	(a)	4.750%	06/01/2027	200,000	199,436
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(a)	4.125%	11/15/2029	225,000	211,435
LCM Investments Holdings II LLC (Specialty Retail)	(a)	4.875%	05/01/2029	350,000	340,358
LCM Investments Holdings II LLC (Specialty Retail)	(a)	8.250%	08/01/2031	275,000	292,375
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.250%	11/15/2029	375,000	386,346
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(a)	7.500%	09/01/2031	150,000	156,962
MGM Resorts International (Hotels, Restaurants & Leisure)		4.625%	09/01/2026	198,000	197,744
MGM Resorts International (Hotels, Restaurants & Leisure)		4.750%	10/15/2028	75,000	74,100
MGM Resorts International (Hotels, Restaurants & Leisure)		6.125%	09/15/2029	100,000	101,715
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	300,000	304,894
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(a)	4.875%	05/01/2029	325,000	313,062
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	8.125%	01/15/2029	125,000	131,773
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	7.750%	02/15/2029	325,000	345,567
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/01/2030	125,000	126,067
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(a)	6.750%	02/01/2032	200,000	204,326
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(a)	6.125%	03/15/2028	275,000	279,474
Patrick Industries, Inc. (Automobile Components)	(a)	6.375%	11/01/2032	375,000	376,030
Penn Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	4.125%	07/01/2029	150,000	138,991
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	5.625%	09/30/2031	175,000	176,069
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/15/2032	75,000	77,091
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(a)	6.000%	02/01/2033	200,000	203,855
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	03/01/2032	425,000	436,308
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	5.250%	08/15/2029	525,000	513,128
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	5.500%	04/15/2027	275,000	274,407
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(a)	7.250%	05/15/2031	250,000	256,921
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.500%	02/15/2028	250,000	245,151
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	4.625%	12/01/2031	250,000	234,183
Station Casinos LLC (Hotels, Restaurants & Leisure)	(a)	6.625%	03/15/2032	125,000	127,814
Whirlpool Corp. (Household Durables)		6.125%	06/15/2030	75,000	75,659
Whirlpool Corp. (Household Durables)		6.500%	06/15/2033	325,000	326,041
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(a)	5.625%	03/15/2027	325,000	322,980
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(a)	4.375%	08/15/2028	325,000	317,936
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(a)	7.125%	02/15/2031	350,000	373,261
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(a)	6.250%	03/15/2033	150,000	150,962
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	(a)	4.750%	01/15/2030	75,000	74,293
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	100,000	96,277
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		5.375%	04/01/2032	200,000	200,147
					19,498,620
Consumer Staples–3.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	5.875%	02/15/2028	100,000	99,900
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	3.500%	03/15/2029	150,000	142,107
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(a)	6.250%	03/15/2033	75,000	77,312
BellRing Brands, Inc. (Personal Care Products)	(a)	7.000%	03/15/2030	600,000	624,809
Edgewell Personal Care Co. (Personal Care Products)	(a)	5.500%	06/01/2028	175,000	174,115
Edgewell Personal Care Co. (Personal Care Products)	(a)	4.125%	04/01/2029	200,000	188,919
Energizer Holdings, Inc. (Household Products)	(a)	6.500%	12/31/2027	125,000	126,423
Energizer Holdings, Inc. (Household Products)	(a)	4.750%	06/15/2028	250,000	243,449
Energizer Holdings, Inc. (Household Products)	(a)	4.375%	03/31/2029	475,000	449,262
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	5.500%	10/15/2027	150,000	149,686
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	4.250%	08/01/2029	250,000	241,062
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(a)	6.125%	09/15/2032	125,000	127,867
Post Holdings, Inc. (Food Products)	(a)	6.250%	02/15/2032	125,000	128,461
Post Holdings, Inc. (Food Products)	(a)	6.375%	03/01/2033	350,000	353,191
Post Holdings, Inc. (Food Products)	(a)	6.250%	10/15/2034	100,000	100,568

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Staples (continued)
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	6.875%	09/15/2028	$225,000	$232,644
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.750%	02/15/2029	350,000	343,860
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4.625%	06/01/2030	175,000	170,393
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	5.750%	04/15/2033	75,000	74,921
					4,048,949
Energy–10.2%
Aethon United BR LP / Aethon United Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.500%	10/01/2029	200,000	209,787
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	03/01/2027	125,000	124,847
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2028	625,000	623,944
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	06/15/2029	350,000	347,370
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	5.375%	03/01/2030	225,000	226,440
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.875%	04/01/2027	500,000	500,511
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/01/2028	375,000	376,241
Aris Water Holdings LLC (Energy Equip. & Svs.)	(a)	7.250%	04/01/2030	200,000	206,346
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	06/30/2029	200,000	200,340
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.625%	10/15/2032	200,000	203,549
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	6.625%	07/15/2033	100,000	101,450
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.000%	07/15/2029	225,000	234,823
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.250%	07/15/2032	225,000	238,423
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.375%	07/01/2028	250,000	255,978
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.625%	11/01/2030	150,000	152,286
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	8.750%	07/01/2031	50,000	50,555
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	9.625%	06/15/2033	200,000	205,036
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	04/15/2030	700,000	661,201
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	7.250%	03/01/2032	275,000	284,738
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/01/2029	500,000	501,120
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.875%	01/15/2030	100,000	97,132
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(a)	4.375%	06/15/2031	300,000	287,275
Energy Transfer LP (Oil, Gas & Consumable Fuels)	(a)	7.375%	02/01/2031	25,000	26,196
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	7.500%	06/01/2027	175,000	178,184
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	4.500%	01/15/2029	66,000	65,198
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	4.750%	01/15/2031	550,000	541,351
Expand Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	5.875%	02/01/2029	50,000	50,201
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	75,000	75,210
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.125%	06/15/2028	425,000	422,019
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	6.500%	06/01/2029	100,000	102,841
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	4.250%	02/15/2030	100,000	96,147
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2030	175,000	175,775
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(a)	7.250%	02/15/2029	300,000	310,323
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.500%	04/15/2032	300,000	300,156
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(a)	6.250%	04/15/2033	100,000	99,261
Nabors Industries Ltd. (Energy Equip. & Svs.)	(a)	7.500%	01/15/2028	200,000	178,426
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	7.375%	05/15/2027	50,000	49,375
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	9.125%	01/31/2030	50,000	47,875
Nabors Industries, Inc. (Energy Equip. & Svs.)	(a)	8.875%	08/15/2031	125,000	92,851
Northriver Midstream Finance LP (Oil, Gas & Consumable Fuels)	(a)	6.750%	07/15/2032	375,000	388,361
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(a)	7.000%	01/15/2032	175,000	181,419
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(a)	6.250%	02/01/2033	75,000	75,696
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	7.125%	01/15/2026	67,000	67,054
Precision Drilling Corp. (Energy Equip. & Svs.)	(a)	6.875%	01/15/2029	200,000	197,575
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	225,000	231,651
Range Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	4.750%	02/15/2030	125,000	121,589
Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels)	(a)	6.750%	03/15/2033	250,000	260,917
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. (Oil, Gas & Consumable Fuels)	(a)	7.875%	11/01/2028	125,000	130,884
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.750%	09/15/2026	125,000	125,059
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	175,000	176,530
SM Energy Co. (Oil, Gas & Consumable Fuels)	(a)	6.750%	08/01/2029	100,000	99,632
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Oil, Gas & Consumable Fuels)		4.875%	02/01/2031	75,000	74,398
TGNR Intermediate Holdings LLC (Oil, Gas & Consumable Fuels)	(a)	5.500%	10/15/2029	275,000	266,498
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)		6.875%	09/01/2027	200,000	200,402
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(a)	7.125%	03/15/2029	350,000	358,726
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(a)	7.500%	05/01/2033	300,000	321,247
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(a)	7.750%	05/01/2035	300,000	324,727
					12,503,146

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials–12.3%
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(a)	6.000%	08/01/2029	$150,000	$145,828
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(a)	7.500%	11/06/2030	325,000	335,736
Acrisure LLC / Acrisure Finance, Inc. (Insurance)	(a)	6.750%	07/01/2032	50,000	50,709
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	5.875%	11/01/2029	150,000	147,864
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.000%	01/15/2031	550,000	568,925
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(a)	7.375%	10/01/2032	250,000	257,703
AmWINS Group, Inc. (Insurance)	(a)	6.375%	02/15/2029	275,000	280,290
AmWINS Group, Inc. (Insurance)	(a)	4.875%	06/30/2029	600,000	583,089
Ardonagh Finco Ltd. (Insurance)	(a)	7.750%	02/15/2031	225,000	235,230
Ardonagh Group Finance Ltd. (Insurance)	(a)	8.875%	02/15/2032	1,075,000	1,131,166
AssuredPartners, Inc. (Insurance)	(a)	5.625%	01/15/2029	75,000	74,801
AssuredPartners, Inc. (Insurance)	(a)	7.500%	02/15/2032	275,000	294,669
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, Inc. (Insurance)	(a)	7.125%	05/15/2031	550,000	571,775
Boost Newco Borrower LLC (Financial Services)	(a)	7.500%	01/15/2031	600,000	636,909
BroadStreet Partners, Inc. (Insurance)	(a)	5.875%	04/15/2029	1,350,000	1,334,150
Ford Motor Credit Co. LLC (Consumer Finance)		4.271%	01/09/2027	450,000	443,532
Ford Motor Credit Co. LLC (Consumer Finance)		7.350%	11/04/2027	225,000	233,674
HUB International Ltd. (Insurance)	(a)	5.625%	12/01/2029	650,000	650,088
HUB International Ltd. (Insurance)	(a)	7.250%	06/15/2030	575,000	600,895
HUB International Ltd. (Insurance)	(a)	7.375%	01/31/2032	800,000	837,063
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	8.500%	03/15/2030	450,000	476,968
Jones Deslauriers Insurance Management, Inc. (Insurance)	(a)	10.500%	12/15/2030	500,000	532,904
NCR Atleos Corp. (Financial Services)	(a)	9.500%	04/01/2029	200,000	219,073
Panther Escrow Issuer LLC (Insurance)	(a)	7.125%	06/01/2031	825,000	856,970
Rocket Cos., Inc. (Financial Services)	(a)	6.125%	08/01/2030	25,000	25,476
Rocket Cos., Inc. (Financial Services)	(a)	6.375%	08/01/2033	75,000	76,740
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.625%	03/01/2029	300,000	285,078
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	3.875%	03/01/2031	400,000	370,808
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(a)	4.000%	10/15/2033	400,000	357,867
Ryan Specialty LLC (Insurance)	(a)	4.375%	02/01/2030	275,000	265,980
Ryan Specialty LLC (Insurance)	(a)	5.875%	08/01/2032	300,000	302,360
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (Financial Services)	(a)	6.750%	08/15/2032	75,000	77,893
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	11/15/2025	200,000	199,968
United Wholesale Mortgage LLC (Financial Services)	(a)	5.750%	06/15/2027	225,000	224,460
United Wholesale Mortgage LLC (Financial Services)	(a)	5.500%	04/15/2029	225,000	218,397
USI, Inc. (Insurance)	(a)	7.500%	01/15/2032	900,000	949,643
UWM Holdings LLC (Financial Services)	(a)	6.625%	02/01/2030	200,000	200,207
					15,054,888
Health Care–7.6%
1261229 B.C. Ltd. (Pharmaceuticals)	(a)	10.000%	04/15/2032	475,000	479,166
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(a)	5.750%	07/15/2029	525,000	511,962
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	4.625%	07/15/2028	450,000	441,882
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(a)	3.875%	11/01/2029	300,000	284,040
Bausch Health Cos., Inc. (Pharmaceuticals)	(a)	4.875%	06/01/2028	300,000	253,064
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.625%	03/15/2027	50,000	49,249
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.000%	01/15/2029	175,000	168,327
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.875%	04/15/2029	100,000	79,735
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	6.125%	04/01/2030	150,000	110,919
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(a)	5.250%	05/15/2030	250,000	221,687
Concentra Health Services, Inc. (Health Care Providers & Svs.)	(a)	6.875%	07/15/2032	100,000	103,536
Grifols SA (Biotechnology)	(a)	4.750%	10/15/2028	650,000	624,863
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	4.500%	10/01/2029	525,000	510,448
Insulet Corp. (Health Care Equip. & Supplies)	(a)	6.500%	04/01/2033	50,000	52,129
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	5.000%	10/15/2026	200,000	199,795
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	6.500%	05/15/2030	325,000	335,069
IQVIA, Inc. (Life Sciences Tools & Svs.)	(a)	6.250%	06/01/2032	175,000	179,588
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	3.875%	04/01/2029	375,000	359,715
Medline Borrower LP (Health Care Equip. & Supplies)	(a)	5.250%	10/01/2029	1,100,000	1,091,425
Medline Borrower LP / Medline Co-Issuer, Inc. (Health Care Equip. & Supplies)	(a)	6.250%	04/01/2029	125,000	128,411
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	6.250%	01/15/2033	125,000	127,237
Neogen Food Safety Corp. (Health Care Equip. & Supplies)	(a)	8.625%	07/20/2030	100,000	103,434
Opal Bidco SAS (Pharmaceuticals)	(a)	6.500%	03/31/2032	275,000	280,669
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	5.125%	04/30/2031	450,000	390,535
Organon & Co. / Organon Foreign Debt Co-Issuer B.V. (Pharmaceuticals)	(a)	7.875%	05/15/2034	200,000	180,610
Prestige Brands, Inc. (Pharmaceuticals)	(a)	3.750%	04/01/2031	175,000	161,260
Raven Acquisition Holdings LLC (Health Care Providers & Svs.)	(a)	6.875%	11/15/2031	350,000	350,015
Select Medical Corp. (Health Care Providers & Svs.)	(a)	6.250%	12/01/2032	450,000	452,687
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.250%	02/01/2027	125,000	124,995
Tenet Healthcare Corp. (Health Care Providers & Svs.)		5.125%	11/01/2027	425,000	424,320

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	06/15/2028	$175,000	$172,806
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	200,000	200,280
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	50,000	48,491
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	175,000	181,053
					9,383,402
Industrials–14.2%
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(a)	7.875%	02/15/2031	275,000	287,290
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	600,000	583,542
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(a)	6.875%	06/15/2030	125,000	126,696
Amentum Holdings, Inc. (Professional Svs.)	(a)	7.250%	08/01/2032	475,000	488,848
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.500%	04/20/2026	66,667	66,514
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. (Passenger Airlines)	(a)	5.750%	04/20/2029	175,000	174,846
American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors)	(a)	4.000%	01/15/2028	275,000	268,959
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.500%	06/15/2029	200,000	206,159
Brink's Co. / The (Commercial Svs. & Supplies)	(a)	6.750%	06/15/2032	225,000	234,314
CACI International, Inc. (Professional Svs.)	(a)	6.375%	06/15/2033	100,000	103,195
Camelot Return Merger Sub, Inc. (Building Products)	(a)	8.750%	08/01/2028	100,000	92,221
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	3.875%	07/01/2028	75,000	71,889
Clarivate Science Holdings Corp. (Professional Svs.)	(a)	4.875%	07/01/2029	650,000	612,041
CP Atlas Buyer, Inc. (Building Products)	(a)	7.000%	12/01/2028	400,000	370,219
Dun & Bradstreet Corp. / The (Professional Svs.)	(a)	5.000%	12/15/2029	325,000	333,125
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.625%	12/15/2030	725,000	741,075
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(a)	6.750%	07/15/2031	100,000	103,500
Enpro, Inc. (Machinery)	(a)	6.125%	06/01/2033	75,000	76,674
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(a)	6.000%	03/01/2029	725,000	664,977
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	4.625%	02/15/2027	50,000	49,690
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	7.750%	02/15/2028	100,000	103,456
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	6.000%	06/01/2029	375,000	366,020
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.250%	08/01/2032	250,000	256,551
Garda World Security Corp. (Commercial Svs. & Supplies)	(a)	8.375%	11/15/2032	600,000	616,325
Gates Corp. (Machinery)	(a)	6.875%	07/01/2029	450,000	467,265
Goat Holdco LLC (Aerospace & Defense)	(a)	6.750%	02/01/2032	125,000	127,068
GYP Holdings III Corp. (Building Products)	(a)	4.625%	05/01/2029	350,000	350,814
Herc Holdings, Inc. (Trading Companies & Distributors)	(a)	7.000%	06/15/2030	275,000	287,198
Herc Holdings, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2033	100,000	104,780
Hillenbrand, Inc. (Machinery)		6.250%	02/15/2029	100,000	101,907
Interface, Inc. (Commercial Svs. & Supplies)	(a)	5.500%	12/01/2028	375,000	369,636
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	4.125%	06/30/2028	50,000	48,574
Madison IAQ LLC (Commercial Svs. & Supplies)	(a)	5.875%	06/30/2029	900,000	885,397
Masterbrand, Inc. (Building Products)	(a)	7.000%	07/15/2032	300,000	306,376
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(a)	6.750%	04/01/2032	250,000	256,415
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(a)	5.500%	02/01/2030	175,000	166,358
QXO Building Products, Inc. (Trading Companies & Distributors)	(a)	6.750%	04/30/2032	275,000	283,306
Science Applications International Corp. (Professional Svs.)	(a)	4.875%	04/01/2028	325,000	319,961
Sensata Technologies B.V. (Electrical Equip.)	(a)	5.875%	09/01/2030	250,000	250,336
Sensata Technologies, Inc. (Electrical Equip.)	(a)	4.375%	02/15/2030	125,000	119,338
Sensata Technologies, Inc. (Electrical Equip.)	(a)	3.750%	02/15/2031	25,000	22,788
SPX FLOW, Inc. (Machinery)	(a)	8.750%	04/01/2030	600,000	622,537
SS&C Technologies, Inc. (Professional Svs.)	(a)	5.500%	09/30/2027	600,000	600,526
SS&C Technologies, Inc. (Professional Svs.)	(a)	6.500%	06/01/2032	125,000	129,765
Standard Building Solutions, Inc. (Building Products)	(a)	6.500%	08/15/2032	275,000	281,774
Stena International SA (Marine Transportation)	(a)	7.250%	01/15/2031	200,000	200,620
TransDigm, Inc. (Aerospace & Defense)		4.625%	01/15/2029	100,000	98,120
TransDigm, Inc. (Aerospace & Defense)	(a)	6.375%	03/01/2029	150,000	153,891
TransDigm, Inc. (Aerospace & Defense)		4.875%	05/01/2029	350,000	343,903
TransDigm, Inc. (Aerospace & Defense)	(a)	6.875%	12/15/2030	650,000	674,432
TransDigm, Inc. (Aerospace & Defense)	(a)	6.625%	03/01/2032	475,000	491,812
TransDigm, Inc. (Aerospace & Defense)	(a)	6.375%	05/31/2033	125,000	125,113
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	200,000	199,202
United Rentals North America, Inc. (Trading Companies & Distributors)		5.250%	01/15/2030	75,000	75,199
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	47,018
United Rentals North America, Inc. (Trading Companies & Distributors)		3.750%	01/15/2032	150,000	137,784
United Rentals North America, Inc. (Trading Companies & Distributors)	(a)	6.125%	03/15/2034	150,000	154,503
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(a)	7.125%	08/01/2032	300,000	313,595
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	7.250%	06/15/2028	250,000	253,104
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2029	225,000	231,487
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.625%	03/15/2032	125,000	129,896
WESCO Distribution, Inc. (Trading Companies & Distributors)	(a)	6.375%	03/15/2033	100,000	103,358
White Cap Buyer LLC (Building Products)	(a)	6.875%	10/15/2028	550,000	549,127
					17,382,409

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology–9.2%
AthenaHealth Group, Inc. (Software)	(a)	6.500%	02/15/2030	$925,000	$910,446
Capstone Borrower, Inc. (Software)	(a)	8.000%	06/15/2030	300,000	313,006
Capstone Borrower, Inc. (Software)	(a)	8.000%	06/15/2030	50,000	52,031
Ciena Corp. (Communications Equip.)	(a)	4.000%	01/31/2030	75,000	71,052
Cloud Software Group, Inc. (Software)	(a)	6.500%	03/31/2029	450,000	454,191
Cloud Software Group, Inc. (Software)	(a)	9.000%	09/30/2029	650,000	673,742
Cloud Software Group, Inc. (Software)	(a)	8.250%	06/30/2032	200,000	212,846
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	5.000%	12/15/2029	250,000	245,533
Consensus Cloud Solutions, Inc. (Software)	(a)	6.000%	10/15/2026	200,000	199,000
Consensus Cloud Solutions, Inc. (Software)	(a)	6.500%	10/15/2028	225,000	223,854
CoreWeave, Inc. (IT Svs.)	(a)	9.250%	06/01/2030	350,000	357,817
Elastic N.V. (Software)	(a)	4.125%	07/15/2029	375,000	358,320
Ellucian Holdings, Inc. (Software)	(a)	6.500%	12/01/2029	125,000	127,837
Entegris, Inc. (Semiconductors & Equip.)	(a)	4.750%	04/15/2029	350,000	346,119
Entegris, Inc. (Semiconductors & Equip.)	(a)	5.950%	06/15/2030	375,000	380,960
Fair Isaac Corp. (Software)	(a)	6.000%	05/15/2033	150,000	151,375
Fortress Intermediate 3, Inc. (IT Svs.)	(a)	7.500%	06/01/2031	325,000	340,476
Gen Digital, Inc. (Software)	(a)	6.250%	04/01/2033	300,000	308,053
Go Daddy Operating Co. LLC / GD Finance Co., Inc. (IT Svs.)	(a)	5.250%	12/01/2027	175,000	174,761
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6.625%	05/15/2032	325,000	334,794
McAfee Corp. (Software)	(a)	7.375%	02/15/2030	1,250,000	1,180,480
NCR Voyix Corp. (Software)	(a)	5.000%	10/01/2028	225,000	222,720
NCR Voyix Corp. (Software)	(a)	5.125%	04/15/2029	140,000	137,891
Open Text Corp. (Software)	(a)	6.900%	12/01/2027	175,000	181,179
Open Text Corp. (Software)	(a)	3.875%	12/01/2029	350,000	329,673
Rocket Software, Inc. (Software)	(a)	9.000%	11/28/2028	225,000	231,931
Rocket Software, Inc. (Software)	(a)	6.500%	02/15/2029	650,000	630,686
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		8.250%	12/15/2029	150,000	159,750
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		9.625%	12/01/2032	450,000	507,273
Synaptics, Inc. (Semiconductors & Equip.)	(a)	4.000%	06/15/2029	250,000	236,588
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4.000%	03/01/2029	450,000	429,958
UKG, Inc. (Software)	(a)	6.875%	02/01/2031	400,000	415,030
Viavi Solutions, Inc. (Communications Equip.)	(a)	3.750%	10/01/2029	275,000	256,963
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(a)	6.500%	06/01/2032	150,000	154,242
					11,310,577
Materials–9.1%
ARD Finance SA (Containers & Packaging)	(a)(b)	6.500%, 7.250% PIK	06/30/2027	218,173	9,272
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(a)	4.000%	09/01/2029	775,000	707,480
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc. (Containers & Packaging)	(a)	5.250%	08/15/2027	200,000	89,186
Axalta Coating Systems Dutch Holding B B.V. (Chemicals)	(a)	7.250%	02/15/2031	150,000	158,143
Axalta Coating Systems LLC (Chemicals)	(a)	3.375%	02/15/2029	175,000	165,760
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,583
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	125,000	128,147
Ball Corp. (Containers & Packaging)		2.875%	08/15/2030	225,000	202,834
Celanese U.S. Holdings LLC (Chemicals)		6.500%	04/15/2030	50,000	51,181
Celanese U.S. Holdings LLC (Chemicals)		6.750%	04/15/2033	400,000	404,154
Clearwater Paper Corp. (Paper & Forest Products)	(a)	4.750%	08/15/2028	200,000	189,485
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	4.875%	03/01/2031	325,000	278,002
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.500%	09/15/2031	125,000	120,557
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.000%	03/15/2032	200,000	188,532
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	7.375%	05/01/2033	150,000	140,843
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	6.875%	01/15/2030	175,000	178,899
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	8.750%	04/15/2030	575,000	588,124
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(a)	6.750%	04/15/2032	375,000	384,851
Coeur Mining, Inc. (Metals & Mining)	(a)	5.125%	02/15/2029	400,000	390,022
Crown Americas LLC (Containers & Packaging)	(a)	5.875%	06/01/2033	150,000	151,025
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	50,000	49,719
Element Solutions, Inc. (Chemicals)	(a)	3.875%	09/01/2028	300,000	290,938
Graphic Packaging International LLC (Containers & Packaging)	(a)	4.750%	07/15/2027	150,000	147,484
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/15/2028	150,000	143,752
Graphic Packaging International LLC (Containers & Packaging)	(a)	3.500%	03/01/2029	125,000	117,897
H.B. Fuller Co. (Chemicals)		4.250%	10/15/2028	150,000	145,300
Herens Holdco SARL (Chemicals)	(a)	4.750%	05/15/2028	225,000	201,932
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(a)	9.000%	07/01/2028	275,000	276,350
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(a)	7.875%	04/15/2027	325,000	330,327
Maxam Prill SARL (Chemicals)	(a)	7.750%	07/15/2030	375,000	375,665
OI European Group B.V. (Containers & Packaging)	(a)	4.750%	02/15/2030	150,000	144,292
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	7.125%	10/01/2027	200,000	203,655
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	4.250%	10/01/2028	250,000	237,741

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Materials (continued)
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	9.750%	11/15/2028	$275,000	$289,583
Olympus Water U.S. Holding Corp. (Chemicals)	(a)	6.250%	10/01/2029	450,000	429,376
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	7.250%	05/15/2031	75,000	76,861
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(a)	7.375%	06/01/2032	125,000	127,354
Quikrete Holdings, Inc. (Construction Materials)	(a)	6.375%	03/01/2032	200,000	205,664
Quikrete Holdings, Inc. (Construction Materials)	(a)	6.750%	03/01/2033	100,000	103,183
Sealed Air Corp. (Containers & Packaging)	(a)	4.000%	12/01/2027	200,000	195,195
Sealed Air Corp. (Containers & Packaging)	(a)	5.000%	04/15/2029	125,000	123,638
Sealed Air Corp. (Containers & Packaging)	(a)	6.500%	07/15/2032	275,000	284,972
Sealed Air Corp. / Sealed Air Corp. U.S. (Containers & Packaging)	(a)	7.250%	02/15/2031	75,000	78,936
SNF Group SACA (Chemicals)	(a)	3.375%	03/15/2030	200,000	184,549
Standard Industries, Inc. (Construction Materials)	(a)	5.000%	02/15/2027	675,000	673,474
Standard Industries, Inc. (Construction Materials)	(a)	4.750%	01/15/2028	125,000	123,611
Trivium Packaging Finance BV (Containers & Packaging)	(a)	8.250%	07/15/2030	250,000	264,372
Trivium Packaging Finance BV (Containers & Packaging)	(a)	12.250%	01/15/2031	425,000	455,572
W.R. Grace Holdings LLC (Chemicals)	(a)	4.875%	06/15/2027	100,000	99,422
W.R. Grace Holdings LLC (Chemicals)	(a)	5.625%	08/15/2029	275,000	248,926
					11,181,820
Real Estate–2.0%
Iron Mountain, Inc. (Specialized REITs)	(a)	7.000%	02/15/2029	450,000	465,840
Iron Mountain, Inc. (Specialized REITs)	(a)	6.250%	01/15/2033	200,000	205,641
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.250%	01/15/2029	325,000	310,919
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	4.625%	03/15/2030	150,000	143,267
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(a)	7.375%	02/15/2031	200,000	211,743
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	7.250%	07/15/2028	325,000	336,380
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	6.500%	04/01/2032	175,000	179,978
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(a)	6.500%	06/15/2033	25,000	25,719
VICI Properties LP / VICI Note Co., Inc. (Specialized REITs)	(a)	4.250%	12/01/2026	125,000	124,238
XHR LP (Hotel & Resort REITs)	(a)	6.625%	05/15/2030	400,000	407,547
					2,411,272
Utilities–3.7%
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	4.500%	02/15/2028	325,000	322,366
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	5.000%	02/01/2031	125,000	123,655
Calpine Corp. (Ind. Power & Renewable Elec.)	(a)	3.750%	03/01/2031	325,000	308,317
NRG Energy, Inc. (Electric Utilities)	(a)	3.375%	02/15/2029	50,000	47,148
NRG Energy, Inc. (Electric Utilities)	(a)	5.750%	07/15/2029	200,000	200,257
NRG Energy, Inc. (Electric Utilities)	(a)	3.625%	02/15/2031	50,000	46,015
NRG Energy, Inc. (Electric Utilities)	(a)	3.875%	02/15/2032	95,000	87,240
NRG Energy, Inc. (Electric Utilities)	(a)	6.250%	11/01/2034	225,000	229,241
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	325,000	324,906
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(a)	5.000%	06/01/2031	125,000	118,262
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	01/31/2028	800,000	791,852
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	400,000	420,223
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.500%	09/01/2026	250,000	250,239
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	5.000%	07/31/2027	200,000	199,754
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(a)	7.750%	10/15/2031	350,000	371,995
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(a)	7.250%	01/15/2029	275,000	281,911
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(a)	8.375%	01/15/2031	225,000	240,323
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(a)	8.625%	03/15/2033	200,000	214,355
					4,578,059
Total Corporate Bonds (Cost $116,966,954)					$116,953,150

Common Stocks–0.0%		Shares	Value
Communication Services–0.0%
Audacy, Inc. (Media)	(c)	527	$10,535
Total Common Stocks (Cost $357,285)			$10,535

Warrants–0.0%		Expiration	Strike Price	Quantity	Value
Communication Services–0.0%
Audacy, Inc. Second Lien Warrants (Media)	(c)	09/30/2028	$77.10	106	$—
Audacy, Inc. Second Lien Warrants (with Black-Scholes protections) (Media)	(c)	09/30/2028	77.10	638	—
Total Warrants (Cost $214)					$—
Total Investments – 95.3% (Cost $117,324,453)	(d)				$116,963,685
Other Assets in Excess of Liabilities – 4.7%					5,725,905
Net Assets – 100.0%					$122,689,590

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated High Income Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)

Percentages are stated as a percent of net assets.

Abbreviations:
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At June 30, 2025, the value of these securities totaled $108,150,962, or 88.2% of the Portfolio’s net assets.

(b)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(c)	Non-income producing security.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Common Stocks–100.1%		Shares	Value
Communication Services–15.4%
Alphabet, Inc. Class A (Interactive Media & Svs.)		36,386	$6,412,305
Alphabet, Inc. Class C (Interactive Media & Svs.)		34,130	6,054,321
Charter Communications, Inc. Class A (Media)	(a)	2,159	882,621
Comcast Corp. Class A (Media)		57,285	2,044,501
Electronic Arts, Inc. (Entertainment)		3,857	615,963
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		13,574	10,018,834
Netflix, Inc. (Entertainment)	(a)	6,546	8,765,945
Take-Two Interactive Software, Inc. (Entertainment)	(a)	2,802	680,466
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		17,465	4,161,211
Trade Desk, Inc. / The Class A (Media)	(a)	6,893	496,227
Warner Bros. Discovery, Inc. (Entertainment)	(a)	38,055	436,110
			40,568,504
Consumer Discretionary–13.4%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,639	878,605
Amazon.com, Inc. (Broadline Retail)	(a)	66,374	14,561,792
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		500	2,894,620
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,132	1,511,599
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,769	420,279
Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)		4,213	1,151,034
MercadoLibre, Inc. (Broadline Retail)	(a)	780	2,038,632
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	13,149	1,185,119
PDD Holdings, Inc. – ADR (Broadline Retail)	(a)	10,274	1,075,277
Ross Stores, Inc. (Specialty Retail)		5,058	645,300
Starbucks Corp. (Hotels, Restaurants & Leisure)		17,480	1,601,692
Tesla, Inc. (Automobiles)	(a)	22,755	7,228,353
			35,192,302
Consumer Staples–5.2%
Coca-Cola Europacific Partners PLC (Beverages)		7,064	654,974
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		6,825	6,756,340
Keurig Dr Pepper, Inc. (Beverages)		20,891	690,656
Kraft Heinz Co. / The (Food Products)		18,205	470,053
Mondelez International, Inc. Class A (Food Products)		19,916	1,343,135
Monster Beverage Corp. (Beverages)	(a)	15,001	939,663
PepsiCo, Inc. (Beverages)		21,089	2,784,592
			13,639,413
Energy–0.5%
Baker Hughes Co. (Energy Equip. & Svs.)		15,239	584,263
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		4,494	617,476
			1,201,739
Financials–0.4%
PayPal Holdings, Inc. (Financial Services)	(a)	14,959	1,111,753
Health Care–4.8%
Amgen, Inc. (Biotechnology)		8,271	2,309,346
AstraZeneca PLC – ADR (Pharmaceuticals)		9,167	640,590
Biogen, Inc. (Biotechnology)	(a)	2,254	283,080
Dexcom, Inc. (Health Care Equip. & Supplies)	(a)	6,031	526,446
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		7,043	521,675
Gilead Sciences, Inc. (Biotechnology)		19,134	2,121,386
IDEXX Laboratories, Inc. (Health Care Equip. & Supplies)	(a)	1,237	663,453
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	5,513	$2,995,819
Regeneron Pharmaceuticals, Inc. (Biotechnology)		1,633	857,325
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	3,950	1,758,540
			12,677,660
Industrials–4.5%
Automatic Data Processing, Inc. (Professional Svs.)		6,244	1,925,650
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,197	991,044
Cintas Corp. (Commercial Svs. & Supplies)		6,211	1,384,246
Copart, Inc. (Commercial Svs. & Supplies)	(a)	14,860	729,180
CSX Corp. (Ground Transportation)		28,895	942,844
Fastenal Co. (Trading Companies & Distributors)		17,646	741,132
Honeywell International, Inc. (Industrial Conglomerates)		9,886	2,302,252
Old Dominion Freight Line, Inc. (Ground Transportation)		3,251	527,637
PACCAR, Inc. (Machinery)		8,075	767,609
Paychex, Inc. (Professional Svs.)		5,540	805,848
Verisk Analytics, Inc. (Professional Svs.)		2,152	670,348
			11,787,790
Information Technology–53.0%
Adobe, Inc. (Software)	(a)	6,556	2,536,385
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	24,940	3,538,986
Analog Devices, Inc. (Semiconductors & Equip.)		7,633	1,816,807
ANSYS, Inc. (Software)	(a)	1,352	474,849
Apple, Inc. (Tech. Hardware, Storage & Periph.)		93,380	19,158,775
Applied Materials, Inc. (Semiconductors & Equip.)		12,344	2,259,816
AppLovin Corp. Class A (Software)	(a)	4,733	1,656,929
ARM Holdings PLC – ADR (Semiconductors & Equip.)	(a)	2,058	332,861
ASML Holding N.V. (Semiconductors & Equip.)		1,344	1,077,068
Atlassian Corp. Class A (Software)	(a)	2,542	516,255
Autodesk, Inc. (Software)	(a)	3,292	1,019,104
Broadcom, Inc. (Semiconductors & Equip.)		48,620	13,402,103
Cadence Design Systems, Inc. (Software)	(a)	4,200	1,294,230
CDW Corp. (Electronic Equip., Instr. & Comp.)		2,026	361,823
Cisco Systems, Inc. (Communications Equip.)		60,911	4,226,005
Cognizant Technology Solutions Corp. Class A (IT Svs.)		7,582	591,623
Crowdstrike Holdings, Inc. Class A (Software)	(a)	3,831	1,951,167
Datadog, Inc. Class A (Software)	(a)	4,914	660,098
Fortinet, Inc. (Software)	(a)	11,773	1,244,642
GLOBALFOUNDRIES, Inc. (Semiconductors & Equip.)	(a)	8,505	324,891
Intel Corp. (Semiconductors & Equip.)		67,095	1,502,928
Intuit, Inc. (Software)		4,291	3,379,720
KLA Corp. (Semiconductors & Equip.)		2,034	1,821,935
Lam Research Corp. (Semiconductors & Equip.)		19,675	1,915,165
Marvell Technology, Inc. (Semiconductors & Equip.)		13,262	1,026,479
Microchip Technology, Inc. (Semiconductors & Equip.)		8,297	583,860
Micron Technology, Inc. (Semiconductors & Equip.)		17,190	2,118,668
Microsoft Corp. (Software)		46,469	23,114,145
MicroStrategy, Inc. Class A (Software)	(a)	3,903	1,577,710
NVIDIA Corp. (Semiconductors & Equip.)		152,550	24,101,376
NXP Semiconductors N.V. (Semiconductors & Equip.)		3,886	849,052

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Nasdaq-100® Index Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
ON Semiconductor Corp. (Semiconductors & Equip.)	(a)	6,428	$336,891
Palantir Technologies, Inc. Class A (Software)	(a)	34,807	4,744,890
Palo Alto Networks, Inc. (Software)	(a)	10,256	2,098,788
QUALCOMM, Inc. (Semiconductors & Equip.)		16,889	2,689,742
Roper Technologies, Inc. (Software)		1,654	937,553
Shopify, Inc. Class A (IT Svs.)	(a)	18,737	2,161,313
Synopsys, Inc. (Software)	(a)	2,387	1,223,767
Texas Instruments, Inc. (Semiconductors & Equip.)		13,974	2,901,282
Workday, Inc. Class A (Software)	(a)	3,322	797,280
Zscaler, Inc. (Software)	(a)	2,395	751,886
			139,078,847
Materials–1.3%
Linde PLC (Chemicals)		7,241	3,397,332
Real Estate–0.2%
CoStar Group, Inc. (Real Estate Mgmt. & Development)	(a)	6,489	521,716
Common Stocks (Continued)	Shares	Value
Utilities–1.4%
American Electric Power Co., Inc. (Electric Utilities)	8,217	$852,596
Constellation Energy Corp. (Electric Utilities)	4,821	1,556,026
Exelon Corp. (Electric Utilities)	15,528	674,226
Xcel Energy, Inc. (Electric Utilities)	8,872	604,183
		3,687,031
Total Common Stocks (Cost $150,014,452)		$262,864,087

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	08/21/2025	$123,000	$122,247
Total U.S. Treasury Obligations (Cost $122,266)					$122,247
Total Investments – 100.1% (Cost $150,136,718)				(c)	$262,986,334
Liabilities in Excess of Other Assets – (0.1)%					(322,174)
Net Assets – 100.0%					$262,664,160

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged as collateral for the futures contracts outstanding at June 30, 2025.  The value of securities pledged totaled $122,247.  See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	3	September 19, 2025	$1,333,765	$1,373,595	$39,830	$8,505
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Common Stocks–99.4%		Shares	Value
Communication Services–10.2%
Alphabet, Inc. Class A (Interactive Media & Svs.)		52,385	$9,231,808
Alphabet, Inc. Class C (Interactive Media & Svs.)		28,891	5,124,974
Comcast Corp. Class A (Media)		66,516	2,373,956
Fox Corp. Class A (Media)		13,576	760,799
Fox Corp. Class B (Media)		828	42,750
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		14,248	10,516,306
Netflix, Inc. (Entertainment)	(a)	2,090	2,798,782
Verizon Communications, Inc. (Diversified Telecom. Svs.)		23,562	1,019,528
Walt Disney Co. / The (Entertainment)		8,586	1,064,750
			32,933,653
Consumer Discretionary–10.8%
Amazon.com, Inc. (Broadline Retail)	(a)	68,794	15,092,716
AutoZone, Inc. (Specialty Retail)	(a)	184	683,050
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		566	3,276,710
BorgWarner, Inc. (Automobile Components)		36,207	1,212,210
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		3,515	766,164
Garmin Ltd. (Household Durables)		1,864	389,054
Home Depot, Inc. / The (Specialty Retail)		11,766	4,313,886
Lithia Motors, Inc. (Specialty Retail)		1,257	424,640
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	4,620	416,401
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		5,340	1,464,655
Tesla, Inc. (Automobiles)	(a)	11,701	3,716,940
TJX Cos., Inc. / The (Specialty Retail)		9,079	1,121,166
Toll Brothers, Inc. (Household Durables)		11,779	1,344,337
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4,173	618,355
			34,840,284
Consumer Staples–5.4%
Coca-Cola Co. / The (Beverages)		7,731	546,968
Colgate-Palmolive Co. (Household Products)		15,232	1,384,589
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		3,841	3,802,360
Keurig Dr Pepper, Inc. (Beverages)		23,739	784,811
Philip Morris International, Inc. (Tobacco)		16,238	2,957,427
Procter & Gamble Co. / The (Household Products)		10,584	1,686,243
Walmart, Inc. (Consumer Staples Distribution & Retail)		61,880	6,050,626
			17,213,024
Energy–2.4%
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	11,848	477,237
Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)		2,057	500,921
Devon Energy Corp. (Oil, Gas & Consumable Fuels)		82,833	2,634,918
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)		10,979	1,183,536
Halliburton Co. (Energy Equip. & Svs.)		28,893	588,839
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		8,224	1,431,634
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		15,460	971,043
			7,788,128
Financials–14.1%
Allstate Corp. / The (Insurance)		2,283	459,591
American Express Co. (Consumer Finance)		3,651	1,164,596
Bank of America Corp. (Banks)		92,301	4,367,683
Common Stocks (Continued)		Shares	Value
Financials (continued)
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	5,246	$2,548,350
Blackstone, Inc. (Capital Markets)		12,601	1,884,858
Charles Schwab Corp. / The (Capital Markets)		41,802	3,814,015
Citigroup, Inc. (Banks)		13,316	1,133,458
CME Group, Inc. (Capital Markets)		7,110	1,959,658
Fiserv, Inc. (Financial Services)	(a)	2,485	428,439
Huntington Bancshares, Inc. (Banks)		37,824	633,930
Intercontinental Exchange, Inc. (Capital Markets)		13,697	2,512,989
JPMorgan Chase & Co. (Banks)		16,564	4,802,069
Mastercard, Inc. Class A (Financial Services)		5,251	2,950,747
Moody's Corp. (Capital Markets)		3,141	1,575,494
Morgan Stanley (Capital Markets)		30,390	4,280,735
Nasdaq, Inc. (Capital Markets)		8,742	781,710
PNC Financial Services Group, Inc. / The (Banks)		6,046	1,127,095
Progressive Corp. / The (Insurance)		6,770	1,806,642
S&P Global, Inc. (Capital Markets)		4,808	2,535,210
Travelers Cos., Inc. / The (Insurance)		11,850	3,170,349
Visa, Inc. (Financial Services)		4,505	1,599,500
			45,537,118
Health Care–9.8%
AbbVie, Inc. (Biotechnology)		11,311	2,099,548
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	7,821	429,920
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	17,535	1,883,434
Bristol-Myers Squibb Co. (Pharmaceuticals)		55,781	2,582,103
Cardinal Health, Inc. (Health Care Providers & Svs.)		20,100	3,376,800
Centene Corp. (Health Care Providers & Svs.)	(a)	13,212	717,147
Eli Lilly & Co. (Pharmaceuticals)		3,984	3,105,648
Gilead Sciences, Inc. (Biotechnology)		16,509	1,830,353
Medtronic PLC (Health Care Equip. & Supplies)		46,353	4,040,591
Merck & Co., Inc. (Pharmaceuticals)		26,161	2,070,905
Natera, Inc. (Biotechnology)	(a)	4,310	728,131
Pfizer, Inc. (Pharmaceuticals)		112,803	2,734,345
Regeneron Pharmaceuticals, Inc. (Biotechnology)		5,341	2,804,025
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		2,749	1,114,610
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		6,118	1,908,632
			31,426,192
Industrials–8.2%
AMETEK, Inc. (Electrical Equip.)		9,855	1,783,361
Cintas Corp. (Commercial Svs. & Supplies)		12,830	2,859,422
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,970	1,056,334
Cummins, Inc. (Machinery)		3,405	1,115,138
Delta Air Lines, Inc. (Passenger Airlines)		12,237	601,816
Eaton Corp. PLC (Electrical Equip.)		2,881	1,028,488
Expeditors International of Washington, Inc. (Air Freight & Logistics)		8,400	959,700
FedEx Corp. (Air Freight & Logistics)		11,618	2,640,888
Flowserve Corp. (Machinery)		18,843	986,431
General Dynamics Corp. (Aerospace & Defense)		1,403	409,199
HEICO Corp. Class A (Aerospace & Defense)		1,916	495,765
Honeywell International, Inc. (Industrial Conglomerates)		4,106	956,205
Lockheed Martin Corp. (Aerospace & Defense)		5,279	2,444,916
MasTec, Inc. (Construction & Engineering)	(a)	5,063	862,887
Parker-Hannifin Corp. (Machinery)		4,619	3,226,233

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Core Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
RTX Corp. (Aerospace & Defense)		6,161	$899,629
Trane Technologies PLC (Building Products)		1,256	549,387
Uber Technologies, Inc. (Ground Transportation)	(a)	17,894	1,669,510
Union Pacific Corp. (Ground Transportation)		1,618	372,269
United Parcel Service, Inc. Class B (Air Freight & Logistics)		4,509	455,138
Waste Connections, Inc. (Commercial Svs. & Supplies)		3,111	580,886
Waste Management, Inc. (Commercial Svs. & Supplies)		2,023	462,903
			26,416,505
Information Technology–33.2%
Accenture PLC Class A (IT Svs.)		1,999	597,481
Adobe, Inc. (Software)	(a)	6,439	2,491,120
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	10,152	1,440,569
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		17,350	1,713,312
Apple, Inc. (Tech. Hardware, Storage & Periph.)		101,290	20,781,669
Broadcom, Inc. (Semiconductors & Equip.)		29,101	8,021,691
Elastic N.V. (Software)	(a)	7,162	603,971
Fair Isaac Corp. (Software)	(a)	187	341,829
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	16,154	806,408
Fortinet, Inc. (Software)	(a)	6,227	658,318
Intuit, Inc. (Software)		2,978	2,345,562
Lam Research Corp. (Semiconductors & Equip.)		22,503	2,190,442
Marvell Technology, Inc. (Semiconductors & Equip.)		15,104	1,169,050
Microsoft Corp. (Software)		52,190	25,959,828
Motorola Solutions, Inc. (Communications Equip.)		5,545	2,331,451
NVIDIA Corp. (Semiconductors & Equip.)		160,639	25,379,356
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Palantir Technologies, Inc. Class A (Software)	(a)	8,930	$1,217,338
QUALCOMM, Inc. (Semiconductors & Equip.)		16,494	2,626,834
Salesforce, Inc. (Software)		14,290	3,896,740
ServiceNow, Inc. (Software)	(a)	485	498,619
Texas Instruments, Inc. (Semiconductors & Equip.)		9,181	1,906,159
			106,977,747
Materials–1.3%
Ecolab, Inc. (Chemicals)		4,268	1,149,970
Newmont Corp. (Metals & Mining)		15,440	899,534
Packaging Corp. of America (Containers & Packaging)		10,413	1,962,330
			4,011,834
Real Estate–1.9%
CubeSmart (Specialized REITs)		10,287	437,198
Equinix, Inc. (Specialized REITs)		3,418	2,718,916
Simon Property Group, Inc. (Retail REITs)		12,946	2,081,199
Ventas, Inc. (Health Care REITs)		13,848	874,501
			6,111,814
Utilities–2.1%
Consolidated Edison, Inc. (Multi-Utilities)		11,415	1,145,495
Edison International (Electric Utilities)		10,176	525,082
Entergy Corp. (Electric Utilities)		42,379	3,522,543
OGE Energy Corp. (Electric Utilities)		21,053	934,332
PG&E Corp. (Electric Utilities)		53,999	752,746
			6,880,198
Total Common Stocks (Cost $240,317,680)			$320,136,497
Total Investments – 99.4% (Cost $240,317,680)	(b)		$320,136,497
Other Assets in Excess of Liabilities – 0.6%	(c)		1,947,642
Net Assets – 100.0%			$322,084,139

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $344,496 of cash pledged as collateral for the futures contracts outstanding at June 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	16	September 19, 2025	$4,842,248	$5,003,000	$160,752	$23,999
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Common Stocks–98.9%		Shares	Value
Communication Services–2.8%
Bandwidth, Inc. Class A (Diversified Telecom. Svs.)	(a)	8,201	$130,396
Cargurus, Inc. (Interactive Media & Svs.)	(a)	735	24,600
E.W. Scripps Co. / The Class A (Media)	(a)	12,053	35,436
Eventbrite, Inc. Class A (Entertainment)	(a)	9,898	26,032
EverQuote, Inc. Class A (Interactive Media & Svs.)	(a)	10,194	246,491
Grindr, Inc. (Interactive Media & Svs.)	(a)	21,826	495,450
IDT Corp. Class B (Diversified Telecom. Svs.)		6,748	461,023
Integral Ad Science Holding Corp. (Media)	(a)	8,525	70,843
Lionsgate Studios Corp. (Entertainment)	(a)	2,680	15,571
Lumen Technologies, Inc. (Diversified Telecom. Svs.)	(a)	55,846	244,605
Magnite, Inc. (Media)	(a)	2,383	57,478
MediaAlpha, Inc. Class A (Interactive Media & Svs.)	(a)	18,357	201,009
QuinStreet, Inc. (Interactive Media & Svs.)	(a)	25,335	407,894
Reservoir Media, Inc. (Entertainment)	(a)	6,340	48,628
Roku, Inc. (Entertainment)	(a)	4,483	394,011
Shutterstock, Inc. (Interactive Media & Svs.)		8,642	163,852
Spok Holdings, Inc. (Wireless Telecom. Svs.)		1,260	22,277
Telephone & Data Systems, Inc. (Wireless Telecom. Svs.)		4,238	150,788
Yelp, Inc. (Interactive Media & Svs.)	(a)	7,476	256,203
ZipRecruiter, Inc. Class A (Interactive Media & Svs.)	(a)	31,714	158,887
			3,611,474
Consumer Discretionary–10.9%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	4,543	376,388
Accel Entertainment, Inc. (Hotels, Restaurants & Leisure)	(a)	2,189	25,765
Adient PLC (Automobile Components)	(a)	8,292	161,362
American Public Education, Inc. (Diversified Consumer Svs.)	(a)	462	14,073
Boot Barn Holdings, Inc. (Specialty Retail)	(a)	3,767	572,584
BorgWarner, Inc. (Automobile Components)		6,060	202,889
Bright Horizons Family Solutions, Inc. (Diversified Consumer Svs.)	(a)	3,359	415,139
Brinker International, Inc. (Hotels, Restaurants & Leisure)	(a)	6,300	1,136,079
Build-A-Bear Workshop, Inc. (Specialty Retail)		243	12,529
Camping World Holdings, Inc. Class A (Specialty Retail)		9,548	164,130
Cavco Industries, Inc. (Household Durables)	(a)	80	34,754
Century Communities, Inc. (Household Durables)		4,107	231,306
Champion Homes, Inc. (Household Durables)	(a)	3,650	228,527
Coursera, Inc. (Diversified Consumer Svs.)	(a)	10,760	94,258
Dorman Products, Inc. (Automobile Components)	(a)	223	27,355
Dutch Bros, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	5,509	376,650
Five Below, Inc. (Specialty Retail)	(a)	2,354	308,798
Frontdoor, Inc. (Diversified Consumer Svs.)	(a)	7,601	448,003
Gap, Inc. / The (Specialty Retail)		4,988	108,788
GigaCloud Technology, Inc. Class A (Distributors)	(a)	2,985	59,043
G-III Apparel Group Ltd. (Textiles, Apparel & Luxury Goods)	(a)	5,772	129,293
Group 1 Automotive, Inc. (Specialty Retail)		1,369	597,856
Haverty Furniture Cos., Inc. (Specialty Retail)		4,863	98,962
JAKKS Pacific, Inc. (Leisure Products)		626	13,008
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)		1,471	97,042
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Laureate Education, Inc. (Diversified Consumer Svs.)	(a)	32,473	$759,219
Life Time Group Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	20,680	627,224
Lindblad Expeditions Holdings, Inc. (Hotels, Restaurants & Leisure)	(a)	3,833	44,731
Lithia Motors, Inc. (Specialty Retail)		1,320	445,922
M/I (Household Durables)	(a)	2,551	286,018
Modine Manufacturing Co. (Automobile Components)	(a)	5,152	507,472
Newell Brands, Inc. (Household Durables)		18,301	98,825
Norwegian Cruise Line Holdings Ltd. (Hotels, Restaurants & Leisure)	(a)	5,042	102,252
Papa John's International, Inc. (Hotels, Restaurants & Leisure)		1,629	79,723
Patrick Industries, Inc. (Automobile Components)		808	74,554
Peloton Interactive, Inc. Class A (Leisure Products)	(a)	37,036	257,030
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		115	31,542
Revolve Group, Inc. (Specialty Retail)	(a)	11,160	223,758
Rush Street Interactive, Inc. (Hotels, Restaurants & Leisure)	(a)	24,658	367,404
Shake Shack, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	5,373	755,444
Sonic Automotive, Inc. Class A (Specialty Retail)		4,414	352,811
Standard Motor Products, Inc. (Automobile Components)		4,260	130,867
Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)		10,955	262,701
Stitch Fix, Inc. Class A (Specialty Retail)	(a)	14,844	54,923
Stoneridge, Inc. (Automobile Components)	(a)	2,677	18,846
Stride, Inc. (Diversified Consumer Svs.)	(a)	6,341	920,650
Super Group SGHC Ltd. (Hotels, Restaurants & Leisure)		5,367	58,876
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		84	15,742
ThredUp, Inc. Class A (Specialty Retail)	(a)	8,043	60,242
Tri Pointe Homes, Inc. (Household Durables)	(a)	5,778	184,607
Universal Technical Institute, Inc. (Diversified Consumer Svs.)	(a)	1,539	52,157
Urban Outfitters, Inc. (Specialty Retail)	(a)	6,464	468,899
VF Corp. (Textiles, Apparel & Luxury Goods)		14,600	171,550
Victoria's Secret & Co. (Specialty Retail)	(a)	4,369	80,914
Warby Parker, Inc. Class A (Specialty Retail)	(a)	15,046	329,959
Wayfair, Inc. Class A (Specialty Retail)	(a)	2,661	136,084
Winnebago Industries, Inc. (Automobiles)		2,512	72,848
			13,968,375
Consumer Staples–2.8%
Andersons, Inc. / The (Consumer Staples Distribution & Retail)		1,766	64,901
BellRing Brands, Inc. (Personal Care Products)	(a)	5,953	344,857
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	732	139,673
Cal-Maine Foods, Inc. (Food Products)		3,022	301,082
Central Garden & Pet Co. (Household Products)	(a)	1,090	38,346
Lancaster Colony Corp. (Food Products)		1,934	334,137
Primo Brands Corp. (Beverages)		5,930	175,647
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	9,831	1,618,576
United Natural Foods, Inc. (Consumer Staples Distribution & Retail)	(a)	4,824	112,447

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Vita Coco Co., Inc. / The (Beverages)	(a)	1,354	$48,879
WD-40 Co. (Household Products)		1,634	372,699
			3,551,244
Energy–2.5%
Archrock, Inc. (Energy Equip. & Svs.)		19,342	480,262
Borr Drilling Ltd. (Energy Equip. & Svs.)		29,744	54,432
California Resources Corp. (Oil, Gas & Consumable Fuels)		1,416	64,669
Centrus Energy Corp. Class A (Oil, Gas & Consumable Fuels)	(a)	782	143,247
ChampionX Corp. (Energy Equip. & Svs.)		7,792	193,553
Clean Energy Fuels Corp. (Oil, Gas & Consumable Fuels)	(a)	10,637	20,742
Dorian LPG Ltd. (Oil, Gas & Consumable Fuels)		808	19,699
Evolution Petroleum Corp. (Oil, Gas & Consumable Fuels)		7,506	35,278
Helix Energy Solutions Group, Inc. (Energy Equip. & Svs.)	(a)	10,986	68,553
Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)		5,787	254,917
Kodiak Gas Services, Inc. (Energy Equip. & Svs.)		9,587	328,547
Oceaneering International, Inc. (Energy Equip. & Svs.)	(a)	22,302	462,097
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		2,394	51,878
REX American Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	1,917	93,377
SM Energy Co. (Oil, Gas & Consumable Fuels)		20,889	516,167
Smart Sand, Inc. (Energy Equip. & Svs.)		47,289	95,051
Tidewater, Inc. (Energy Equip. & Svs.)	(a)	1,915	88,339
Transocean Ltd. (Energy Equip. & Svs.)	(a)	17,982	46,573
Uranium Energy Corp. (Oil, Gas & Consumable Fuels)	(a)	20,000	136,000
			3,153,381
Financials–10.2%
Acadian Asset Management, Inc. (Capital Markets)		12,451	438,773
Affirm Holdings, Inc. (Financial Services)	(a)	1,348	93,201
Axos Financial, Inc. (Banks)	(a)	559	42,506
Bank7 Corp. (Banks)		2,640	110,431
BGC Group, Inc. Class A (Capital Markets)		25,449	260,343
Chime Financial, Inc. Class A (Financial Services)	(a)	5,775	199,295
Community West Bancshares (Banks)		2,937	57,301
Crawford & Co. Class A (Insurance)		13,375	141,508
Cullen / Frost Bankers, Inc. (Banks)		1,294	166,331
Dave, Inc. (Consumer Finance)	(a)	602	161,583
Donegal Group, Inc. Class A (Insurance)		7,286	145,902
Enova International, Inc. (Consumer Finance)	(a)	5,632	628,081
Etoro Group Ltd. Class A (Capital Markets)	(a)	2,631	175,198
EVERTEC, Inc. (Financial Services)		5,790	208,730
First Business Financial Services, Inc. (Banks)		4,159	210,695
First Financial Corp. (Banks)		458	24,819
First Internet Bancorp (Banks)		2,267	60,982
First Mid Bancshares, Inc. (Banks)		1,207	45,250
FirstCash Holdings, Inc. (Consumer Finance)		3,113	420,691
GCM Grosvenor, Inc. Class A (Capital Markets)		20,024	231,477
Greene County Bancorp, Inc. (Banks)		1,928	42,840
Hamilton Lane, Inc. Class A (Capital Markets)		1,133	161,022
HCI Group, Inc. (Insurance)		151	22,982
Heritage Insurance Holdings, Inc. (Insurance)	(a)	3,588	89,485
Houlihan Lokey, Inc. (Capital Markets)		5,609	1,009,340
Independent Bank Corp. (Banks)		1,335	43,267
Investar Holding Corp. (Banks)		969	18,721
Kearny Financial Corp. (Banks)		7,409	47,862
Lemonade, Inc. (Insurance)	(a)	4,517	197,890
Mercury General Corp. (Insurance)		1,585	106,734
Common Stocks (Continued)		Shares	Value
Financials (continued)
Moelis & Co. Class A (Capital Markets)		7,123	$443,905
MVB Financial Corp. (Banks)		2,032	45,781
NMI Holdings, Inc. (Financial Services)	(a)	17,492	737,987
Northeast Community Bancorp, Inc. (Banks)		1,224	28,452
Northfield Bancorp, Inc. (Banks)		8,633	99,107
Orange County Bancorp, Inc. (Banks)		6,892	178,089
Oscar Health, Inc. Class A (Insurance)	(a)	17,576	376,829
Pagseguro Digital Ltd. Class A (Financial Services)		27,703	267,057
Palomar Holdings, Inc. (Insurance)	(a)	3,178	490,206
Park National Corp. (Banks)		1,093	182,815
PJT Partners, Inc. Class A (Capital Markets)		4,304	710,203
Plumas Bancorp (Banks)		338	15,027
PRA Group, Inc. (Consumer Finance)	(a)	6,130	90,418
Prosperity Bancshares, Inc. (Banks)		929	65,253
Remitly Global, Inc. (Financial Services)	(a)	46,341	869,821
Root, Inc. Class A (Insurance)	(a)	778	99,561
Sezzle, Inc. (Financial Services)	(a)	1,032	184,986
Silvercrest Asset Management Group, Inc. Class A (Capital Markets)		1,037	16,447
Slide Insurance Holdings, Inc. (Insurance)	(a)	6,643	143,887
Stewart Information Services Corp. (Insurance)		4,106	267,301
StoneCo Ltd. Class A (Financial Services)	(a)	38,118	611,413
Tiptree, Inc. (Insurance)		7,309	172,346
United Fire Group, Inc. (Insurance)		556	15,957
Unity Bancorp, Inc. (Banks)		1,054	49,622
Universal Insurance Holdings, Inc. (Insurance)		8,900	246,797
Upstart Holdings, Inc. (Consumer Finance)	(a)	8,226	532,058
USCB Financial Holdings, Inc. (Banks)		3,825	63,266
Velocity Financial, Inc. (Financial Services)	(a)	4,514	83,690
Virtu Financial, Inc. Class A (Capital Markets)		8,938	400,333
			13,051,854
Health Care–23.7%
ACADIA Pharmaceuticals, Inc. (Biotechnology)	(a)	15,274	329,460
Accuray, Inc. (Health Care Equip. & Supplies)	(a)	39,036	53,479
Adaptive Biotechnologies Corp. (Life Sciences Tools & Svs.)	(a)	6,463	75,294
Addus HomeCare Corp. (Health Care Providers & Svs.)	(a)	139	16,011
ADMA Biologics, Inc. (Biotechnology)	(a)	19,248	350,506
agilon health, Inc. (Health Care Providers & Svs.)	(a)	31,549	72,563
Akero Therapeutics, Inc. (Biotechnology)	(a)	4,549	242,735
Alector, Inc. (Biotechnology)	(a)	22,360	31,304
Alignment Healthcare, Inc. (Health Care Providers & Svs.)	(a)	23,433	328,062
Alkermes PLC (Biotechnology)	(a)	19,204	549,426
Alphatec Holdings, Inc. (Health Care Equip. & Supplies)	(a)	4,353	48,318
Altimmune, Inc. (Biotechnology)	(a)	3,555	13,758
ALX Oncology Holdings, Inc. (Biotechnology)	(a)	1,291	536
Amarin Corp. PLC – ADR (Biotechnology)	(a)	855	13,868
Amicus Therapeutics, Inc. (Biotechnology)	(a)	58,516	335,297
Amneal Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	6,851	55,425
Apogee Therapeutics, Inc. (Biotechnology)	(a)	393	17,068
Arcellx, Inc. (Biotechnology)	(a)	1,576	103,780
Arcus Biosciences, Inc. (Biotechnology)	(a)	5,253	42,759
Arcutis Biotherapeutics, Inc. (Biotechnology)	(a)	1,420	19,908
Ardelyx, Inc. (Biotechnology)	(a)	45,823	179,626
Arrowhead Pharmaceuticals, Inc. (Biotechnology)	(a)	16,702	263,892
Arvinas, Inc. (Pharmaceuticals)	(a)	10,862	79,944
AtriCure, Inc. (Health Care Equip. & Supplies)	(a)	1,075	35,228
Aveanna Healthcare Holdings, Inc. (Health Care Providers & Svs.)	(a)	31,254	163,458
Avidity Biosciences, Inc. (Biotechnology)	(a)	5,892	167,333

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Axsome Therapeutics, Inc. (Pharmaceuticals)	(a)	4,967	$518,505
Azenta, Inc. (Life Sciences Tools & Svs.)	(a)	2,268	69,809
Beam Therapeutics, Inc. (Biotechnology)	(a)	1,843	31,349
Beyondspring, Inc. (Biotechnology)	(a)	5,417	12,730
BioCryst Pharmaceuticals, Inc. (Biotechnology)	(a)	41,166	368,847
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	1,371	75,364
Blueprint Medicines Corp. (Biotechnology)	(a)	6,037	773,823
Bridgebio Pharma, Inc. (Biotechnology)	(a)	15,840	683,971
BrightSpring Health Services, Inc. (Health Care Providers & Svs.)	(a)	10,528	248,356
Caris Life Sciences, Inc. (Biotechnology)	(a)	845	22,578
Castle Biosciences, Inc. (Health Care Providers & Svs.)	(a)	5,777	117,966
Catalyst Pharmaceuticals, Inc. (Biotechnology)	(a)	21,478	466,073
Celldex Therapeutics, Inc. (Biotechnology)	(a)	10,800	219,780
Cerus Corp. (Health Care Equip. & Supplies)	(a)	219,985	310,179
CG oncology, Inc. (Biotechnology)	(a)	529	13,754
ClearPoint Neuro, Inc. (Health Care Equip. & Supplies)	(a)	4,918	58,721
Coherus Oncology, Inc. (Biotechnology)	(a)	29,534	21,598
Collegium Pharmaceutical, Inc. (Pharmaceuticals)	(a)	6,909	204,299
Concentra Group Holdings Parent, Inc. (Health Care Providers & Svs.)		12,816	263,625
Corcept Therapeutics, Inc. (Pharmaceuticals)	(a)	6,746	495,156
CorVel Corp. (Health Care Providers & Svs.)	(a)	3,914	402,281
Corvus Pharmaceuticals, Inc. (Biotechnology)	(a)	13,858	55,432
Crinetics Pharmaceuticals, Inc. (Biotechnology)	(a)	5,709	164,191
CryoPort, Inc. (Life Sciences Tools & Svs.)	(a)	13,714	102,306
Cytokinetics, Inc. (Biotechnology)	(a)	1,019	33,668
Day One Biopharmaceuticals, Inc. (Biotechnology)	(a)	35,398	230,087
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		2,712	43,067
Doximity, Inc. Class A (Health Care Technology)	(a)	4,450	272,963
Dyne Therapeutics, Inc. (Biotechnology)	(a)	2,315	22,039
Edgewise Therapeutics, Inc. (Pharmaceuticals)	(a)	6,575	86,198
Enhabit, Inc. (Health Care Providers & Svs.)	(a)	1,321	12,734
Ensign Group, Inc. / The (Health Care Providers & Svs.)		3,657	564,129
Evolent Health, Inc. Class A (Health Care Technology)	(a)	8,524	95,980
Exelixis, Inc. (Biotechnology)	(a)	3,549	156,422
EyePoint Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	6,929	65,202
Fate Therapeutics, Inc. (Biotechnology)	(a)	35,418	39,668
Foghorn Therapeutics, Inc. (Biotechnology)	(a)	5,666	26,630
Glaukos Corp. (Health Care Equip. & Supplies)	(a)	541	55,880
Guardant Health, Inc. (Health Care Providers & Svs.)	(a)	12,791	665,644
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	4,757	354,920
Harmony Biosciences Holdings, Inc. (Pharmaceuticals)	(a)	5,031	158,980
Harrow, Inc. (Pharmaceuticals)	(a)	2,629	80,290
Health Catalyst, Inc. (Health Care Technology)	(a)	8,629	32,531
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	5,317	557,009
Hims & Hers Health, Inc. (Health Care Providers & Svs.)	(a)	21,459	1,069,731
Ideaya Biosciences, Inc. (Biotechnology)	(a)	10,190	214,194
InfuSystem Holdings, Inc. (Health Care Providers & Svs.)	(a)	9,854	61,489
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Inspire Medical Systems, Inc. (Health Care Equip. & Supplies)	(a)	382	$49,572
Ionis Pharmaceuticals, Inc. (Biotechnology)	(a)	5,710	225,602
Iovance Biotherapeutics, Inc. (Biotechnology)	(a)	27,255	46,879
iRadimed Corp. (Health Care Equip. & Supplies)		1,621	96,920
iRhythm Technologies, Inc. (Health Care Equip. & Supplies)	(a)	3,897	599,982
iTeos Therapeutics, Inc. (Biotechnology)	(a)	10,476	104,446
Krystal Biotech, Inc. (Biotechnology)	(a)	1,764	242,479
Kura Oncology, Inc. (Biotechnology)	(a)	30,971	178,703
Kymera Therapeutics, Inc. (Biotechnology)	(a)	2,629	114,730
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	2,801	229,290
LeMaitre Vascular, Inc. (Health Care Equip. & Supplies)		943	78,316
LifeStance Health Group, Inc. (Health Care Providers & Svs.)	(a)	21,983	113,652
Liquidia Corp. (Pharmaceuticals)	(a)	3,621	45,118
Madrigal Pharmaceuticals, Inc. (Biotechnology)	(a)	1,715	519,028
MannKind Corp. (Biotechnology)	(a)	68,053	254,518
MaxCyte, Inc. (Life Sciences Tools & Svs.)	(a)	31,931	69,610
MiMedx Group, Inc. (Biotechnology)	(a)	38,601	235,852
MiNK Therapeutics, Inc. (Biotechnology)	(a)	95	711
Mirum Pharmaceuticals, Inc. (Biotechnology)	(a)	7,645	389,054
Moderna, Inc. (Biotechnology)	(a)	8,422	232,363
Natera, Inc. (Biotechnology)	(a)	1,297	219,115
NeuroPace, Inc. (Health Care Equip. & Supplies)	(a)	16,156	179,978
Novocure Ltd. (Health Care Equip. & Supplies)	(a)	31,479	560,326
Nurix Therapeutics, Inc. (Biotechnology)	(a)	5,994	68,272
Nuvalent, Inc. Class A (Biotechnology)	(a)	2,543	194,031
Nuvation Bio, Inc. (Pharmaceuticals)	(a)	25,738	50,189
Ocular Therapeutix, Inc. (Pharmaceuticals)	(a)	15,762	146,271
Omnicell, Inc. (Health Care Equip. & Supplies)	(a)	1,980	58,212
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	12,677	411,749
Pacira BioSciences, Inc. (Pharmaceuticals)	(a)	3,924	93,784
PACS Group, Inc. (Health Care Providers & Svs.)	(a)	7,204	93,076
Pediatrix Medical Group, Inc. (Health Care Providers & Svs.)	(a)	1,857	26,648
Phibro Animal Health Corp. Class A (Pharmaceuticals)		2,881	73,581
Phreesia, Inc. (Health Care Technology)	(a)	16,171	460,227
Praxis Precision Medicines, Inc. (Biotechnology)	(a)	1,670	70,223
Prestige Consumer Healthcare, Inc. (Pharmaceuticals)	(a)	2,510	200,423
Privia Health Group, Inc. (Health Care Providers & Svs.)	(a)	38,722	890,606
PROCEPT BioRobotics Corp. (Health Care Equip. & Supplies)	(a)	2,996	172,570
Progyny, Inc. (Health Care Providers & Svs.)	(a)	40,991	901,802
Protagonist Therapeutics, Inc. (Biotechnology)	(a)	3,284	181,507
Prothena Corp. PLC (Biotechnology)	(a)	8,334	50,587
PTC Therapeutics, Inc. (Biotechnology)	(a)	6,879	335,970
Puma Biotechnology, Inc. (Biotechnology)	(a)	10,018	34,362
Recursion Pharmaceuticals, Inc. Class A (Biotechnology)	(a)	24,634	124,648
REGENXBIO, Inc. (Biotechnology)	(a)	19,443	159,627
Rhythm Pharmaceuticals, Inc. (Biotechnology)	(a)	3,218	203,345
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	9,513	162,672
Scholar Rock Holding Corp. (Biotechnology)	(a)	4,026	142,601
Schrodinger, Inc. (Health Care Technology)	(a)	16,484	331,658
Select Medical Holdings Corp. (Health Care Providers & Svs.)		16,046	243,578
SI-BONE, Inc. (Health Care Equip. & Supplies)	(a)	5,060	95,229

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Soleno Therapeutics, Inc. (Biotechnology)	(a)	2,381	$199,480
Sorrento Therapeutics, Inc. (Biotechnology)	(a)	45,196	63
SpringWorks Therapeutics, Inc. (Biotechnology)	(a)	5,796	272,354
Supernus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	3,197	100,769
Syndax Pharmaceuticals, Inc. (Biotechnology)	(a)	32,820	307,359
Tandem Diabetes Care, Inc. (Health Care Equip. & Supplies)	(a)	9,638	179,652
Tarsus Pharmaceuticals, Inc. (Pharmaceuticals)	(a)	10,448	423,248
TG Therapeutics, Inc. (Biotechnology)	(a)	19,016	684,386
Theravance Biopharma, Inc. (Pharmaceuticals)	(a)	7,675	84,655
TransMedics Group, Inc. (Health Care Equip. & Supplies)	(a)	4,203	563,244
Treace Medical Concepts, Inc. (Health Care Equip. & Supplies)	(a)	9,331	54,866
Trevi Therapeutics, Inc. (Pharmaceuticals)	(a)	35,287	193,020
Twist Bioscience Corp. (Biotechnology)	(a)	11,822	434,931
UFP Technologies, Inc. (Health Care Equip. & Supplies)	(a)	254	62,017
Ultragenyx Pharmaceutical, Inc. (Biotechnology)	(a)	5,785	210,343
UroGen Pharma Ltd. (Biotechnology)	(a)	4,803	65,801
Vanda Pharmaceuticals, Inc. (Biotechnology)	(a)	22,126	104,435
Varex Imaging Corp. (Health Care Equip. & Supplies)	(a)	5,139	44,555
Vaxcyte, Inc. (Biotechnology)	(a)	1,176	38,232
Vera Therapeutics, Inc. (Biotechnology)	(a)	1,805	42,526
Veracyte, Inc. (Biotechnology)	(a)	13,089	353,796
Vericel Corp. (Biotechnology)	(a)	1,901	80,888
Verve Therapeutics, Inc. (Biotechnology)	(a)	3,659	41,091
Viemed Healthcare, Inc. (Health Care Providers & Svs.)	(a)	44,868	310,038
Viking Therapeutics, Inc. (Biotechnology)	(a)	4,050	107,325
Voyager Therapeutics, Inc. (Biotechnology)	(a)	12,240	38,066
WaVe Life Sciences Ltd. (Pharmaceuticals)	(a)	1,338	8,697
Waystar Holding Corp. (Health Care Technology)	(a)	3,393	138,672
Xenon Pharmaceuticals, Inc. (Biotechnology)	(a)	3,434	107,484
Xeris Biopharma Holdings, Inc. (Pharmaceuticals)	(a)	15,883	74,174
Zymeworks, Inc. (Biotechnology)	(a)	4,576	57,429
			30,336,474
Industrials–19.6%
ACV Auctions, Inc. Class A (Commercial Svs. & Supplies)	(a)	16,149	261,937
AeroVironment, Inc. (Aerospace & Defense)	(a)	1,691	481,850
Alaska Air Group, Inc. (Passenger Airlines)	(a)	12,329	610,039
American Superconductor Corp. (Electrical Equip.)	(a)	6,472	237,458
ArcBest Corp. (Ground Transportation)		2,741	211,084
Archer Aviation, Inc. Class A (Aerospace & Defense)	(a)	33,051	358,603
Argan, Inc. (Construction & Engineering)		1,782	392,895
ATI, Inc. (Aerospace & Defense)	(a)	2,747	237,176
Atkore, Inc. (Electrical Equip.)		745	52,560
Atmus Filtration Technologies, Inc. (Machinery)		5,511	200,711
Barrett Business Services, Inc. (Professional Svs.)		4,113	171,471
Bloom Energy Corp. Class A (Electrical Equip.)	(a)	25,448	608,716
Blue Bird Corp. (Machinery)	(a)	3,098	133,710
Boise Cascade Co. (Trading Companies & Distributors)		5,953	516,840
CACI International, Inc. Class A (Professional Svs.)	(a)	560	266,952
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Casella Waste Systems, Inc. Class A (Commercial Svs. & Supplies)	(a)	2,976	$343,371
Chart Industries, Inc. (Machinery)	(a)	2,976	489,998
Comfort Systems U.S.A., Inc. (Construction & Engineering)		1,744	935,150
Construction Partners, Inc. Class A (Construction & Engineering)	(a)	359	38,155
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	549	33,132
CoreCivic, Inc. (Commercial Svs. & Supplies)	(a)	4,998	105,308
Covenant Logistics Group, Inc. (Ground Transportation)		2,767	66,712
DNOW, Inc. (Trading Companies & Distributors)	(a)	23,719	351,753
Ducommun, Inc. (Aerospace & Defense)	(a)	4,219	348,616
Dycom Industries, Inc. (Construction & Engineering)	(a)	5,178	1,265,451
Enpro, Inc. (Machinery)		1,114	213,387
ESCO Technologies, Inc. (Machinery)		454	87,109
EVI Industries, Inc. (Trading Companies & Distributors)		696	15,194
ExlService Holdings, Inc. (Professional Svs.)	(a)	10,336	452,613
Federal Signal Corp. (Machinery)		2,630	279,885
Flowserve Corp. (Machinery)		21,718	1,136,937
Fluor Corp. (Construction & Engineering)	(a)	2,487	127,509
Franklin Covey Co. (Professional Svs.)	(a)	5,750	131,215
FTAI Aviation Ltd. (Trading Companies & Distributors)		1,508	173,480
GEO Group, Inc. / The (Commercial Svs. & Supplies)	(a)	21,198	507,692
Gibraltar Industries, Inc. (Building Products)	(a)	6,778	399,902
Graham Corp. (Machinery)	(a)	1,768	87,534
Greenbrier Cos., Inc. / The (Machinery)		429	19,755
Griffon Corp. (Building Products)		492	35,606
Heidrick & Struggles International, Inc. (Professional Svs.)		981	44,891
Herc Holdings, Inc. (Trading Companies & Distributors)		4,479	589,840
Huron Consulting Group, Inc. (Professional Svs.)	(a)	1,956	269,028
IBEX Holdings Ltd. (Professional Svs.)	(a)	5,483	159,555
Interface, Inc. (Commercial Svs. & Supplies)		1,032	21,600
Joby Aviation, Inc. (Passenger Airlines)	(a)	22,310	235,371
Karat Packaging, Inc. (Trading Companies & Distributors)		3,344	94,167
KBR, Inc. (Professional Svs.)		1,552	74,403
Kforce, Inc. (Professional Svs.)		6,279	258,255
Korn Ferry (Professional Svs.)		3,921	287,527
Kratos Defense & Security Solutions, Inc. (Aerospace & Defense)	(a)	5,501	255,521
Legalzoom.com, Inc. (Professional Svs.)	(a)	39,510	352,034
Leonardo DRS, Inc. (Aerospace & Defense)		10,721	498,312
Liquidity Services, Inc. (Commercial Svs. & Supplies)	(a)	1,940	45,765
Lyft, Inc. Class A (Ground Transportation)	(a)	12,469	196,511
Manitowoc Co., Inc. / The (Machinery)	(a)	5,200	62,504
MasTec, Inc. (Construction & Engineering)	(a)	3,708	631,954
Maximus, Inc. (Professional Svs.)		6,046	424,429
McGrath RentCorp (Trading Companies & Distributors)		1,791	207,684
Moog, Inc. Class A (Aerospace & Defense)		2,793	505,449
Mueller Industries, Inc. (Machinery)		7,629	606,277
MYR Group, Inc. (Construction & Engineering)	(a)	238	43,185
NEXTracker, Inc. Class A (Electrical Equip.)	(a)	17,971	977,083
NuScale Power Corp. (Electrical Equip.)	(a)	9,127	361,064
NV5 Global, Inc. (Professional Svs.)	(a)	6,474	149,485
Powell Industries, Inc. (Electrical Equip.)		207	43,563
Primoris Services Corp. (Construction & Engineering)		10,278	801,067

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Radiant Logistics, Inc. (Air Freight & Logistics)	(a)	10,231	$62,205
Resideo Technologies, Inc. (Building Products)	(a)	13,436	296,398
Resources Connection, Inc. (Professional Svs.)		4,757	25,545
REV Group, Inc. (Machinery)		887	42,212
RXO, Inc. (Ground Transportation)	(a)	5,472	86,020
Shyft Group, Inc. / The (Machinery)		1,435	17,995
SkyWest, Inc. (Passenger Airlines)	(a)	2,296	236,419
SPX Technologies, Inc. (Machinery)	(a)	9,308	1,560,765
Sterling Infrastructure, Inc. (Construction & Engineering)	(a)	1,173	270,646
TriNet Group, Inc. (Professional Svs.)		3,844	281,150
Tutor Perini Corp. (Construction & Engineering)	(a)	1,524	71,293
Verra Mobility Corp. (Professional Svs.)	(a)	8,994	228,358
Vicor Corp. (Electrical Equip.)	(a)	2,380	107,957
Voyager Technologies, Inc. Class A (Aerospace & Defense)	(a)	238	9,342
Willdan Group, Inc. (Professional Svs.)	(a)	1,423	88,952
Worthington Enterprises, Inc. (Machinery)		9,874	628,381
Xometry, Inc. Class A (Trading Companies & Distributors)	(a)	5,172	174,762
Zurn Elkay Water Solutions Corp. (Building Products)		9,445	345,404
			25,117,794
Information Technology–21.8%
8x8, Inc. (Software)	(a)	13,109	25,694
ACI Worldwide, Inc. (Software)	(a)	19,311	886,568
ADTRAN Holdings, Inc. (Communications Equip.)	(a)	12,515	112,260
Advanced Energy Industries, Inc. (Electronic Equip., Instr. & Comp.)		2,335	309,388
Alarm.com Holdings, Inc. (Software)	(a)	15,161	857,658
Ambarella, Inc. (Semiconductors & Equip.)	(a)	7,344	485,181
Amplitude, Inc. Class A (Software)	(a)	29,999	371,988
Appian Corp. Class A (Software)	(a)	2,043	61,004
Applied Optoelectronics, Inc. (Communications Equip.)	(a)	874	22,453
Arlo Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,856	218,038
Arteris, Inc. (Software)	(a)	7,472	71,208
Asana, Inc. Class A (Software)	(a)	13,078	176,553
Aurora Innovation, Inc. (Software)	(a)	42,925	224,927
Backblaze, Inc. Class A (IT Svs.)	(a)	4,721	25,966
Badger Meter, Inc. (Electronic Equip., Instr. & Comp.)		4,167	1,020,707
Blend Labs, Inc. Class A (Software)	(a)	5,170	17,061
Box, Inc. Class A (Software)	(a)	23,805	813,417
Braze, Inc. Class A (Software)	(a)	7,036	197,712
C3.ai, Inc. Class A (Software)	(a)	9,080	223,096
Calix, Inc. (Communications Equip.)	(a)	23,680	1,259,539
Ciena Corp. (Communications Equip.)	(a)	5,289	430,154
Clear Secure, Inc. Class A (Software)		7,480	207,645
Clearwater Analytics Holdings, Inc. Class A (Software)	(a)	37,299	817,967
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	1,272	113,475
CommScope Holding Co., Inc. (Communications Equip.)	(a)	5,599	46,360
Commvault Systems, Inc. (Software)	(a)	3,083	537,459
Confluent, Inc. Class A (Software)	(a)	6,201	154,591
Core Scientific, Inc. (Software)	(a)	5,801	99,023
Credo Technology Group Holding Ltd. (Semiconductors & Equip.)	(a)	20,986	1,943,094
CTS Corp. (Electronic Equip., Instr. & Comp.)		648	27,611
DigitalOcean Holdings, Inc. (IT Svs.)	(a)	3,974	113,497
Diodes, Inc. (Semiconductors & Equip.)	(a)	399	21,103
Domo, Inc. Class B (Software)	(a)	10,035	140,189
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
D-Wave Quantum, Inc. (Software)	(a)	20,097	$294,220
Elastic N.V. (Software)	(a)	8,567	722,455
Expensify, Inc. Class A (Software)	(a)	6,172	15,985
Extreme Networks, Inc. (Communications Equip.)	(a)	1,736	31,170
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	3,772	1,111,533
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	520	25,958
Freshworks, Inc. Class A (Software)	(a)	25,442	379,340
Gitlab, Inc. Class A (Software)	(a)	3,611	162,892
Grid Dynamics Holdings, Inc. (IT Svs.)	(a)	3,936	45,461
Ichor Holdings Ltd. (Semiconductors & Equip.)	(a)	2,082	40,891
Impinj, Inc. (Semiconductors & Equip.)	(a)	2,281	253,351
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(a)	2,474	341,622
InterDigital, Inc. (Software)		2,918	654,303
IonQ, Inc. (Tech. Hardware, Storage & Periph.)	(a)	18,689	803,066
Itron, Inc. (Electronic Equip., Instr. & Comp.)	(a)	275	36,198
Jamf Holding Corp. (Software)	(a)	1,476	14,037
JFrog Ltd. (Software)	(a)	6,477	284,211
Kaltura, Inc. (Software)	(a)	23,954	48,148
Klaviyo, Inc. Class A (Software)	(a)	747	25,084
Kyndryl Holdings, Inc. (IT Svs.)	(a)	5,824	244,375
LiveRamp Holdings, Inc. (Software)	(a)	15,748	520,314
Lumentum Holdings, Inc. (Communications Equip.)	(a)	1,360	129,282
MaxLinear, Inc. (Semiconductors & Equip.)	(a)	13,858	196,922
Methode Electronics, Inc. (Electronic Equip., Instr. & Comp.)		13,741	130,677
nLight, Inc. (Electronic Equip., Instr. & Comp.)	(a)	12,043	237,006
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	1,946	196,410
Ooma, Inc. (Software)	(a)	7,140	92,106
OSI Systems, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,207	271,406
Ouster, Inc. (Electronic Equip., Instr. & Comp.)	(a)	4,285	103,911
Pagaya Technologies Ltd. Class A (Software)	(a)	4,254	90,695
PC Connection, Inc. (Electronic Equip., Instr. & Comp.)		1,398	91,960
Plexus Corp. (Electronic Equip., Instr. & Comp.)	(a)	2,849	385,498
Porch Group, Inc. (Software)	(a)	8,908	105,025
PROS Holdings, Inc. (Software)	(a)	17,094	267,692
Q2 Holdings, Inc. (Software)	(a)	6,019	563,318
Qualys, Inc. (Software)	(a)	4,742	677,490
Rambus, Inc. (Semiconductors & Equip.)	(a)	16,187	1,036,292
Red Violet, Inc. (Software)		1,350	66,420
Rigetti Computing, Inc. (Semiconductors & Equip.)	(a)	12,366	146,661
Rubrik, Inc. Class A (Software)	(a)	349	31,267
ScanSource, Inc. (Electronic Equip., Instr. & Comp.)	(a)	1,157	48,374
SEMrush Holdings, Inc. Class A (Software)	(a)	12,423	112,428
Semtech Corp. (Semiconductors & Equip.)	(a)	3,837	173,202
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	1,741	256,554
SiTime Corp. (Semiconductors & Equip.)	(a)	2,854	608,130
SoundHound AI, Inc. Class A (Software)	(a)	15,403	165,274
SoundThinking, Inc. (Software)	(a)	4,002	52,246
Sprout Social, Inc. Class A (Software)	(a)	12,036	251,673
SPS Commerce, Inc. (Software)	(a)	1,776	241,696
Synaptics, Inc. (Semiconductors & Equip.)	(a)	1,417	91,850
Tenable Holdings, Inc. (Software)	(a)	17,744	599,392
Terawulf, Inc. (Software)	(a)	6,667	29,201
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,016	245,573
Ultra Clean Holdings, Inc. (Semiconductors & Equip.)	(a)	3,079	69,493
Varonis Systems, Inc. (Software)	(a)	13,319	675,939

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Small Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Workiva, Inc. (Software)	(a)	10,620	$726,939
Zeta Global Holdings Corp. Class A (Software)	(a)	41,424	641,658
			27,896,860
Materials–2.7%
Alpha Metallurgical Resources, Inc. (Metals & Mining)	(a)	2,476	278,501
Balchem Corp. (Chemicals)		3,155	502,276
Carpenter Technology Corp. (Metals & Mining)		1,661	459,067
Century Aluminum Co. (Metals & Mining)	(a)	14,406	259,596
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	15,061	114,464
Coeur Mining, Inc. (Metals & Mining)	(a)	17,027	150,859
Compass Minerals International, Inc. (Metals & Mining)	(a)	1,580	31,742
Constellium SE (Metals & Mining)	(a)	23,125	307,563
Crown Holdings, Inc. (Containers & Packaging)		1,092	112,454
Idaho Strategic Resources, Inc. (Metals & Mining)	(a)	1,000	13,080
Ivanhoe Electric, Inc. (Metals & Mining)	(a)	3,117	28,271
Kaiser Aluminum Corp. (Metals & Mining)		2,991	238,981
Materion Corp. (Metals & Mining)		2,597	206,124
Myers Industries, Inc. (Containers & Packaging)		7,354	106,560
Novagold Resources, Inc. (Metals & Mining)	(a)	17,736	72,540
Olympic Steel, Inc. (Metals & Mining)		4,924	160,473
Ramaco Resources, Inc. Class A (Metals & Mining)		9,003	118,299
Ramaco Resources, Inc. Class B (Metals & Mining)		83	680
SunCoke Energy, Inc. (Metals & Mining)		5,741	49,315
Common Stocks (Continued)		Shares	Value
Materials (continued)
Tronox Holdings PLC (Chemicals)		11,202	$56,794
United States Lime & Minerals, Inc. (Construction Materials)		2,231	222,654
			3,490,293
Real Estate–1.6%
Agree Realty Corp. (Retail REITs)		1,518	110,905
Compass, Inc. Class A (Real Estate Mgmt. & Development)	(a)	43,361	272,307
CubeSmart (Specialized REITs)		37,305	1,585,462
Saul Centers, Inc. (Retail REITs)		375	12,803
Urban Edge Properties (Retail REITs)		5,371	100,223
			2,081,700
Utilities–0.3%
Genie Energy Ltd. Class B (Electric Utilities)		12,581	338,177
Total Common Stocks (Cost $123,381,573)			$126,597,626

Rights–0.0%		Quantity	Value
Health Care–0.0%
Flexion Therapeutics, Inc. CVR (Biotechnology)	(a)	6,185	$3,835
Prevail Therapeutics, Inc. CVR (Biotechnology)	(a)	2,231	1,115
Total Rights (Cost $4,950)			$4,950
Total Investments – 98.9% (Cost $123,386,523)	(b)		$126,602,576
Other Assets in Excess of Liabilities – 1.1%	(c)		1,377,592
Net Assets – 100.0%			$127,980,168

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
CVR:	Contingent Value Right
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $185,077 of cash pledged as collateral for the futures contracts outstanding at June 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Russell 2000 Index - Long	20	September 19, 2025	$2,139,319	$2,191,700	$52,381	$2,707
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Common Stocks–99.2%		Shares	Value
Communication Services–1.2%
EchoStar Corp. Class A (Media)	(a)	24,273	$672,362
Frontier Communications Parent, Inc. (Diversified Telecom. Svs.)	(a)	40,452	1,472,453
Iridium Communications, Inc. (Diversified Telecom. Svs.)		19,554	589,944
New York Times Co. / The Class A (Media)		29,462	1,649,283
Nexstar Media Group, Inc. (Media)		5,139	888,790
Warner Music Group Corp. Class A (Entertainment)		26,415	719,544
ZoomInfo Technologies, Inc. (Interactive Media & Svs.)	(a)	47,382	479,506
			6,471,882
Consumer Discretionary–13.1%
Abercrombie & Fitch Co. Class A (Specialty Retail)	(a)	8,624	714,498
Aramark (Hotels, Restaurants & Leisure)		47,563	1,991,463
Autoliv, Inc. (Automobile Components)		12,908	1,444,405
AutoNation, Inc. (Specialty Retail)	(a)	4,512	896,309
Bath & Body Works, Inc. (Specialty Retail)		38,658	1,158,194
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		11,069	865,928
Brunswick Corp. (Leisure Products)		11,887	656,638
Burlington Stores, Inc. (Specialty Retail)	(a)	11,433	2,659,773
Capri Holdings Ltd. (Textiles, Apparel & Luxury Goods)	(a)	21,501	380,568
Cava Group, Inc. (Hotels, Restaurants & Leisure)	(a)	14,902	1,255,195
Chewy, Inc. Class A (Specialty Retail)	(a)	39,834	1,697,725
Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)		4,031	511,453
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)		13,107	1,323,807
Columbia Sportswear Co. (Textiles, Apparel & Luxury Goods)		5,590	341,437
Crocs, Inc. (Textiles, Apparel & Luxury Goods)	(a)	10,175	1,030,524
Dick's Sporting Goods, Inc. (Specialty Retail)		10,251	2,027,750
Duolingo, Inc. (Diversified Consumer Svs.)	(a)	7,125	2,921,393
Five Below, Inc. (Specialty Retail)	(a)	9,993	1,310,882
Floor & Decor Holdings, Inc. Class A (Specialty Retail)	(a)	19,531	1,483,575
GameStop Corp. Class A (Specialty Retail)	(a)	73,876	1,801,836
Gap, Inc. / The (Specialty Retail)		40,290	878,725
Gentex Corp. (Automobile Components)		40,764	896,400
Goodyear Tire & Rubber Co. / The (Automobile Components)	(a)	51,623	535,331
Graham Holdings Co. Class B (Diversified Consumer Svs.)		619	585,679
Grand Canyon Education, Inc. (Diversified Consumer Svs.)	(a)	5,074	958,986
H&R Block, Inc. (Diversified Consumer Svs.)		24,294	1,333,498
Harley-Davidson, Inc. (Automobiles)		19,938	470,537
Hilton Grand Vacations, Inc. (Hotels, Restaurants & Leisure)	(a)	10,531	437,352
Hyatt Hotels Corp. Class A (Hotels, Restaurants & Leisure)		7,610	1,062,737
KB Home (Household Durables)		12,985	687,815
Lear Corp. (Automobile Components)		9,696	920,926
Light & Wonder, Inc. (Hotels, Restaurants & Leisure)	(a)	15,313	1,474,029
Lithia Motors, Inc. (Specialty Retail)		4,725	1,596,200
Macy's, Inc. (Broadline Retail)		50,348	587,058
Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)		5,794	418,964
Mattel, Inc. (Leisure Products)	(a)	58,592	1,155,434
Murphy U.S.A., Inc. (Specialty Retail)		3,264	1,327,795
Common Stocks (Continued)		Shares	Value
Consumer Discretionary (continued)
Ollie's Bargain Outlet Holdings, Inc. (Broadline Retail)	(a)	11,145	$1,468,688
Penske Automotive Group, Inc. (Specialty Retail)		3,349	575,392
Planet Fitness, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	15,218	1,659,523
Polaris, Inc. (Leisure Products)		9,633	391,581
PVH Corp. (Textiles, Apparel & Luxury Goods)		8,675	595,105
RH (Specialty Retail)	(a)	2,766	522,802
Service Corp. International (Diversified Consumer Svs.)		25,835	2,102,969
Skechers U.S.A., Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	23,643	1,491,873
Somnigroup International, Inc. (Household Durables)		37,483	2,550,718
Taylor Morrison Home Corp. (Household Durables)	(a)	18,219	1,119,011
Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)		12,039	2,256,229
Thor Industries, Inc. (Automobiles)		9,646	856,661
Toll Brothers, Inc. (Household Durables)		18,050	2,060,047
TopBuild Corp. (Household Durables)	(a)	5,158	1,669,851
Travel + Leisure Co. (Hotels, Restaurants & Leisure)		12,014	620,043
Under Armour, Inc. Class A (Textiles, Apparel & Luxury Goods)	(a)	34,432	235,171
Under Armour, Inc. Class C (Textiles, Apparel & Luxury Goods)	(a)	23,356	151,580
Vail Resorts, Inc. (Hotels, Restaurants & Leisure)		6,774	1,064,399
Valvoline, Inc. (Specialty Retail)	(a)	23,044	872,676
VF Corp. (Textiles, Apparel & Luxury Goods)		59,952	704,436
Visteon Corp. (Automobile Components)	(a)	4,971	463,794
Wendy's Co. / The (Hotels, Restaurants & Leisure)		29,413	335,896
Whirlpool Corp. (Household Durables)		10,088	1,023,125
Wingstop, Inc. (Hotels, Restaurants & Leisure)		5,064	1,705,251
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)		13,972	1,134,666
YETI Holdings, Inc. (Leisure Products)	(a)	15,101	475,984
			69,908,290
Consumer Staples–5.3%
Albertsons Cos., Inc. Class A (Consumer Staples Distribution & Retail)		73,149	1,573,435
BellRing Brands, Inc. (Personal Care Products)	(a)	23,043	1,334,881
BJ's Wholesale Club Holdings, Inc. (Consumer Staples Distribution & Retail)	(a)	23,967	2,584,362
Boston Beer Co., Inc. / The Class A (Beverages)	(a)	1,501	286,406
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		6,737	3,437,689
Celsius Holdings, Inc. (Beverages)	(a)	28,532	1,323,599
Coca-Cola Consolidated, Inc. (Beverages)		10,638	1,187,733
Coty, Inc. Class A (Personal Care Products)	(a)	66,806	310,648
Darling Ingredients, Inc. (Food Products)	(a)	28,702	1,088,954
e.l.f. Beauty, Inc. (Personal Care Products)	(a)	10,235	1,273,643
Flowers Foods, Inc. (Food Products)		35,806	572,180
Ingredion, Inc. (Food Products)		11,670	1,582,685
Lancaster Colony Corp. (Food Products)		3,490	602,967
Maplebear, Inc. (Consumer Staples Distribution & Retail)	(a)	29,813	1,348,740
Performance Food Group Co. (Consumer Staples Distribution & Retail)	(a)	28,333	2,478,287
Pilgrim's Pride Corp. (Food Products)		7,351	330,648

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Consumer Staples (continued)
Post Holdings, Inc. (Food Products)	(a)	8,184	$892,302
Sprouts Farmers Market, Inc. (Consumer Staples Distribution & Retail)	(a)	17,762	2,924,336
U.S. Foods Holding Corp. (Consumer Staples Distribution & Retail)	(a)	41,993	3,233,881
			28,367,376
Energy–3.7%
Antero Midstream Corp. (Oil, Gas & Consumable Fuels)		60,876	1,153,600
Antero Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	52,973	2,133,752
ChampionX Corp. (Energy Equip. & Svs.)		34,708	862,147
Chord Energy Corp. (Oil, Gas & Consumable Fuels)		10,472	1,014,213
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)		15,531	427,413
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(a)	26,241	883,797
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)		18,437	2,026,411
HF Sinclair Corp. (Oil, Gas & Consumable Fuels)		29,057	1,193,662
Matador Resources Co. (Oil, Gas & Consumable Fuels)		21,121	1,007,894
Murphy Oil Corp. (Oil, Gas & Consumable Fuels)		24,463	550,417
NOV, Inc. (Energy Equip. & Svs.)		68,131	846,868
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		47,139	1,793,639
PBF Energy, Inc. Class A (Oil, Gas & Consumable Fuels)		17,925	388,435
Permian Resources Corp. (Oil, Gas & Consumable Fuels)		115,689	1,575,684
Range Resources Corp. (Oil, Gas & Consumable Fuels)		43,368	1,763,777
Valaris Ltd. (Energy Equip. & Svs.)	(a)	11,923	502,078
Viper Energy, Inc. (Oil, Gas & Consumable Fuels)		23,773	906,464
Weatherford International PLC (Energy Equip. & Svs.)		13,131	660,621
			19,690,872
Financials–18.1%
Affiliated Managers Group, Inc. (Capital Markets)		5,158	1,014,940
Ally Financial, Inc. (Consumer Finance)		50,177	1,954,394
American Financial Group, Inc. (Insurance)		13,040	1,645,778
Annaly Capital Management, Inc. (Mortgage REIT)		109,799	2,066,417
Associated Banc-Corp (Banks)		29,581	721,481
Bank OZK (Banks)		19,160	901,670
Brighthouse Financial, Inc. (Insurance)	(a)	10,376	557,918
Cadence Bank (Banks)		33,830	1,081,883
Carlyle Group, Inc. / The (Capital Markets)		38,670	1,987,638
CNO Financial Group, Inc. (Insurance)		17,947	692,395
Columbia Banking System, Inc. (Banks)		38,118	891,199
Comerica, Inc. (Banks)		23,857	1,423,070
Commerce Bancshares, Inc. (Banks)		22,061	1,371,532
Cullen / Frost Bankers, Inc. (Banks)		11,676	1,500,833
East West Bancorp, Inc. (Banks)		25,021	2,526,621
Equitable Holdings, Inc. (Financial Services)		55,154	3,094,139
Essent Group Ltd. (Financial Services)		18,407	1,117,857
Euronet Worldwide, Inc. (Financial Services)	(a)	7,364	746,562
Evercore, Inc. Class A (Capital Markets)		6,525	1,761,881
Federated Hermes, Inc. (Capital Markets)		13,646	604,791
Fidelity National Financial, Inc. (Insurance)		47,356	2,654,777
First American Financial Corp. (Insurance)		18,680	1,146,765
First Financial Bankshares, Inc. (Banks)		23,339	839,737
First Horizon Corp. (Banks)		92,084	1,952,181
FirstCash Holdings, Inc. (Consumer Finance)		7,002	946,250
Common Stocks (Continued)		Shares	Value
Financials (continued)
Flagstar Financial, Inc. (Banks)		54,799	$580,869
FNB Corp. (Banks)		65,267	951,593
Glacier Bancorp, Inc. (Banks)		21,472	925,014
Hamilton Lane, Inc. Class A (Capital Markets)		7,866	1,117,916
Hancock Whitney Corp. (Banks)		15,530	891,422
Hanover Insurance Group, Inc. / The (Insurance)		6,519	1,107,383
Home BancShares, Inc. (Banks)		33,312	948,060
Houlihan Lokey, Inc. (Capital Markets)		9,766	1,757,392
Interactive Brokers Group, Inc. Class A (Capital Markets)		79,103	4,383,097
International Bancshares Corp. (Banks)		9,670	643,635
Janus Henderson Group PLC (Capital Markets)		22,854	887,649
Jefferies Financial Group, Inc. (Capital Markets)		29,574	1,617,402
Kemper Corp. (Insurance)		10,891	702,905
Kinsale Capital Group, Inc. (Insurance)		4,020	1,945,278
MGIC Investment Corp. (Financial Services)		43,100	1,199,904
Morningstar, Inc. (Capital Markets)		4,834	1,517,538
Old National Bancorp (Banks)		59,125	1,261,728
Old Republic International Corp. (Insurance)		41,306	1,587,803
Pinnacle Financial Partners, Inc. (Banks)		13,964	1,541,765
Primerica, Inc. (Insurance)		5,966	1,632,715
Prosperity Bancshares, Inc. (Banks)		17,304	1,215,433
Reinsurance Group of America, Inc. (Insurance)		11,995	2,379,328
RenaissanceRe Holdings Ltd. (Insurance)		8,831	2,145,050
RLI Corp. (Insurance)		15,159	1,094,783
Ryan Specialty Holdings, Inc. (Insurance)		19,545	1,328,865
SEI Investments Co. (Capital Markets)		17,180	1,543,795
Selective Insurance Group, Inc. (Insurance)		11,024	955,230
Shift4 Payments, Inc. Class A (Financial Services)	(a)	12,246	1,213,701
SLM Corp. (Consumer Finance)		38,099	1,249,266
SouthState Corp. (Banks)		17,879	1,645,404
Starwood Property Trust, Inc. (Mortgage REIT)		58,551	1,175,119
Stifel Financial Corp. (Capital Markets)		18,648	1,935,289
Synovus Financial Corp. (Banks)		25,244	1,306,377
Texas Capital Bancshares, Inc. (Banks)	(a)	8,307	659,576
UMB Financial Corp. (Banks)		12,963	1,363,189
United Bankshares, Inc. (Banks)		25,707	936,506
Unum Group (Insurance)		29,120	2,351,731
Valley National Bancorp (Banks)		86,295	770,614
Voya Financial, Inc. (Financial Services)		17,475	1,240,725
Webster Financial Corp. (Banks)		30,544	1,667,702
Western Alliance Bancorp (Banks)		19,788	1,543,068
Western Union Co. / The (Financial Services)		60,271	507,482
WEX, Inc. (Financial Services)	(a)	6,212	912,481
Wintrust Financial Corp. (Banks)		12,158	1,507,349
Zions Bancorp N.A. (Banks)		26,794	1,391,680
			96,443,520
Health Care–8.5%
Acadia Healthcare Co., Inc. (Health Care Providers & Svs.)	(a)	16,798	381,147
Amedisys, Inc. (Health Care Providers & Svs.)	(a)	5,921	582,567
Avantor, Inc. (Life Sciences Tools & Svs.)	(a)	123,676	1,664,679
BioMarin Pharmaceutical, Inc. (Biotechnology)	(a)	34,812	1,913,616
Bio-Rad Laboratories, Inc. Class A (Life Sciences Tools & Svs.)	(a)	3,371	813,490
Bruker Corp. (Life Sciences Tools & Svs.)		20,052	826,142
Chemed Corp. (Health Care Providers & Svs.)		2,656	1,293,286
Cytokinetics, Inc. (Biotechnology)	(a)	21,631	714,688
DENTSPLY SIRONA, Inc. (Health Care Equip. & Supplies)		36,028	572,125
Doximity, Inc. Class A (Health Care Technology)	(a)	24,232	1,486,391
Encompass Health Corp. (Health Care Providers & Svs.)		18,300	2,244,129

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Ensign Group, Inc. / The (Health Care Providers & Svs.)		10,361	$1,598,288
Envista Holdings Corp. (Health Care Equip. & Supplies)	(a)	30,652	598,940
Exelixis, Inc. (Biotechnology)	(a)	49,500	2,181,713
Globus Medical, Inc. Class A (Health Care Equip. & Supplies)	(a)	20,508	1,210,382
Haemonetics Corp. (Health Care Equip. & Supplies)	(a)	9,094	678,503
Halozyme Therapeutics, Inc. (Biotechnology)	(a)	22,367	1,163,531
HealthEquity, Inc. (Health Care Providers & Svs.)	(a)	15,724	1,647,246
Hims & Hers Health, Inc. (Health Care Providers & Svs.)	(a)	35,583	1,773,813
Illumina, Inc. (Life Sciences Tools & Svs.)	(a)	28,731	2,741,225
Jazz Pharmaceuticals PLC (Pharmaceuticals)	(a)	11,188	1,187,271
Lantheus Holdings, Inc. (Health Care Equip. & Supplies)	(a)	12,554	1,027,670
LivaNova PLC (Health Care Equip. & Supplies)	(a)	9,943	447,634
Masimo Corp. (Health Care Equip. & Supplies)	(a)	8,169	1,374,189
Medpace Holdings, Inc. (Life Sciences Tools & Svs.)	(a)	4,278	1,342,693
Neurocrine Biosciences, Inc. (Biotechnology)	(a)	17,963	2,257,770
Option Care Health, Inc. (Health Care Providers & Svs.)	(a)	29,703	964,753
Penumbra, Inc. (Health Care Equip. & Supplies)	(a)	7,030	1,804,109
Perrigo Co. PLC (Pharmaceuticals)		24,881	664,820
Repligen Corp. (Life Sciences Tools & Svs.)	(a)	9,484	1,179,620
Roivant Sciences Ltd. (Biotechnology)	(a)	76,337	860,318
Sarepta Therapeutics, Inc. (Biotechnology)	(a)	17,921	306,449
Sotera Health Co. (Life Sciences Tools & Svs.)	(a)	27,951	310,815
Tenet Healthcare Corp. (Health Care Providers & Svs.)	(a)	16,858	2,967,008
United Therapeutics Corp. (Biotechnology)	(a)	8,187	2,352,534
			45,133,554
Industrials–22.6%
AAON, Inc. (Building Products)		12,246	903,142
Acuity, Inc. (Electrical Equip.)		5,556	1,657,577
Advanced Drainage Systems, Inc. (Building Products)		12,815	1,471,931
AECOM (Construction & Engineering)		24,015	2,710,333
AGCO Corp. (Machinery)		11,236	1,159,106
Alaska Air Group, Inc. (Passenger Airlines)	(a)	22,032	1,090,143
American Airlines Group, Inc. (Passenger Airlines)	(a)	119,668	1,342,675
API Group Corp. (Construction & Engineering)	(a)	44,220	2,257,431
Applied Industrial Technologies, Inc. (Trading Companies & Distributors)		6,914	1,607,159
ATI, Inc. (Aerospace & Defense)	(a)	25,603	2,210,563
Avis Budget Group, Inc. (Ground Transportation)	(a)	3,052	515,941
Brink's Co. / The (Commercial Svs. & Supplies)		7,603	678,872
BWX Technologies, Inc. (Aerospace & Defense)		16,582	2,388,803
CACI International, Inc. Class A (Professional Svs.)	(a)	3,991	1,902,510
Carlisle Cos., Inc. (Building Products)		7,832	2,924,469
Chart Industries, Inc. (Machinery)	(a)	8,155	1,342,721
Clean Harbors, Inc. (Commercial Svs. & Supplies)	(a)	9,142	2,113,448
CNH Industrial N.V. (Machinery)		158,737	2,057,231
Comfort Systems U.S.A., Inc. (Construction & Engineering)		6,388	3,425,309
Concentrix Corp. (Professional Svs.)		8,387	443,295
Core & Main, Inc. Class A (Trading Companies & Distributors)	(a)	34,382	2,074,954
Crane Co. (Machinery)		8,871	1,684,514
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Curtiss-Wright Corp. (Aerospace & Defense)		6,841	$3,342,170
Donaldson Co., Inc. (Machinery)		21,698	1,504,756
EMCOR Group, Inc. (Construction & Engineering)		8,124	4,345,446
EnerSys (Electrical Equip.)		7,132	611,712
Esab Corp. (Machinery)		10,345	1,247,090
ExlService Holdings, Inc. (Professional Svs.)	(a)	29,535	1,293,338
Exponent, Inc. (Professional Svs.)		9,188	686,435
Flowserve Corp. (Machinery)		23,724	1,241,951
Fluor Corp. (Construction & Engineering)	(a)	29,884	1,532,153
Fortune Brands Innovations, Inc. (Building Products)		21,825	1,123,551
FTI Consulting, Inc. (Professional Svs.)	(a)	6,110	986,765
GATX Corp. (Trading Companies & Distributors)		6,478	994,762
Genpact Ltd. (Professional Svs.)		29,203	1,285,224
Graco, Inc. (Machinery)		30,339	2,608,244
GXO Logistics, Inc. (Air Freight & Logistics)	(a)	20,760	1,011,012
Hexcel Corp. (Aerospace & Defense)		14,575	823,342
Insperity, Inc. (Professional Svs.)		6,518	391,862
ITT, Inc. (Machinery)		14,285	2,240,317
KBR, Inc. (Professional Svs.)		23,545	1,128,747
Kirby Corp. (Marine Transportation)	(a)	10,182	1,154,741
Knight-Swift Transportation Holdings, Inc. (Ground Transportation)		29,426	1,301,512
Landstar System, Inc. (Ground Transportation)		6,336	880,831
Lincoln Electric Holdings, Inc. (Machinery)		10,132	2,100,566
ManpowerGroup, Inc. (Professional Svs.)		8,440	340,976
MasTec, Inc. (Construction & Engineering)	(a)	11,128	1,896,545
Maximus, Inc. (Professional Svs.)		10,205	716,391
Middleby Corp. / The (Machinery)	(a)	9,707	1,397,808
MSA Safety, Inc. (Commercial Svs. & Supplies)		7,135	1,195,327
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		8,070	686,111
Mueller Industries, Inc. (Machinery)		20,083	1,595,996
NEXTracker, Inc. Class A (Electrical Equip.)	(a)	26,084	1,418,187
nVent Electric PLC (Electrical Equip.)		29,885	2,189,076
Oshkosh Corp. (Machinery)		11,682	1,326,374
Owens Corning (Building Products)		15,436	2,122,759
Parsons Corp. (Professional Svs.)	(a)	8,505	610,404
Paylocity Holding Corp. (Professional Svs.)	(a)	7,820	1,416,906
RB Global, Inc. (Commercial Svs. & Supplies)		33,615	3,569,577
RBC Bearings, Inc. (Machinery)	(a)	5,690	2,189,512
Regal Rexnord Corp. (Electrical Equip.)		12,041	1,745,463
Ryder System, Inc. (Ground Transportation)		7,507	1,193,613
Saia, Inc. (Ground Transportation)	(a)	4,834	1,324,468
Science Applications International Corp. (Professional Svs.)		8,555	963,379
Sensata Technologies Holding PLC (Electrical Equip.)		26,509	798,186
Simpson Manufacturing Co., Inc. (Building Products)		7,594	1,179,424
Terex Corp. (Machinery)		11,857	553,603
Tetra Tech, Inc. (Commercial Svs. & Supplies)		47,828	1,719,895
Timken Co. / The (Machinery)		11,542	837,372
Toro Co. / The (Machinery)		18,115	1,280,368
Trex Co., Inc. (Building Products)	(a)	19,460	1,058,235
UFP Industries, Inc. (Building Products)		10,963	1,089,284
Valmont Industries, Inc. (Construction & Engineering)		3,643	1,189,694
Watsco, Inc. (Trading Companies & Distributors)		6,332	2,796,338
Watts Water Technologies, Inc. Class A (Machinery)		4,979	1,224,286
WESCO International, Inc. (Trading Companies & Distributors)		8,062	1,493,082

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Industrials (continued)
Woodward, Inc. (Aerospace & Defense)		10,800	$2,646,972
XPO, Inc. (Ground Transportation)	(a)	21,383	2,700,459
			120,264,724
Information Technology–11.6%
Allegro MicroSystems, Inc. (Semiconductors & Equip.)	(a)	23,689	809,927
Amkor Technology, Inc. (Semiconductors & Equip.)		20,723	434,976
Appfolio, Inc. Class A (Software)	(a)	4,181	962,801
Arrow Electronics, Inc. (Electronic Equip., Instr. & Comp.)	(a)	9,418	1,200,136
ASGN, Inc. (IT Svs.)	(a)	7,987	398,791
Avnet, Inc. (Electronic Equip., Instr. & Comp.)		15,196	806,604
Belden, Inc. (Electronic Equip., Instr. & Comp.)		7,159	829,012
BILL Holdings, Inc. (Software)	(a)	17,174	794,469
Blackbaud, Inc. (Software)	(a)	6,872	441,251
Ciena Corp. (Communications Equip.)	(a)	25,800	2,098,314
Cirrus Logic, Inc. (Semiconductors & Equip.)	(a)	9,644	1,005,435
Cognex Corp. (Electronic Equip., Instr. & Comp.)		30,452	965,937
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(a)	28,210	2,516,614
Commvault Systems, Inc. (Software)	(a)	8,009	1,396,209
Crane NXT Co. (Electronic Equip., Instr. & Comp.)		8,996	484,884
Docusign, Inc. (Software)	(a)	36,752	2,862,613
Dolby Laboratories, Inc. Class A (Software)		11,130	826,514
Dropbox, Inc. Class A (Software)	(a)	35,601	1,018,189
Dynatrace, Inc. (Software)	(a)	54,415	3,004,252
Entegris, Inc. (Semiconductors & Equip.)		27,477	2,216,020
Fabrinet (Electronic Equip., Instr. & Comp.)	(a)	6,503	1,916,304
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	69,532	3,471,037
Guidewire Software, Inc. (Software)	(a)	15,225	3,584,726
IPG Photonics Corp. (Electronic Equip., Instr. & Comp.)	(a)	4,809	330,138
Kyndryl Holdings, Inc. (IT Svs.)	(a)	42,233	1,772,097
Lattice Semiconductor Corp. (Semiconductors & Equip.)	(a)	24,956	1,222,594
Littelfuse, Inc. (Electronic Equip., Instr. & Comp.)		4,485	1,016,884
Lumentum Holdings, Inc. (Communications Equip.)	(a)	12,596	1,197,376
MACOM Technology Solutions Holdings, Inc. (Semiconductors & Equip.)	(a)	10,802	1,547,819
Manhattan Associates, Inc. (Software)	(a)	11,019	2,175,922
MKS, Inc. (Semiconductors & Equip.)		12,172	1,209,410
Novanta, Inc. (Electronic Equip., Instr. & Comp.)	(a)	6,520	840,624
Okta, Inc. (IT Svs.)	(a)	30,338	3,032,890
Onto Innovation, Inc. (Semiconductors & Equip.)	(a)	8,862	894,442
Pegasystems, Inc. (Software)		16,134	873,333
Power Integrations, Inc. (Semiconductors & Equip.)		10,175	568,783
Pure Storage, Inc. Class A (Tech. Hardware, Storage & Periph.)	(a)	56,405	3,247,800
Qualys, Inc. (Software)	(a)	6,589	941,370
Rambus, Inc. (Semiconductors & Equip.)	(a)	19,495	1,248,070
Silicon Laboratories, Inc. (Semiconductors & Equip.)	(a)	5,906	870,308
Synaptics, Inc. (Semiconductors & Equip.)	(a)	7,029	455,620
TD SYNNEX Corp. (Electronic Equip., Instr. & Comp.)		13,557	1,839,685
Universal Display Corp. (Semiconductors & Equip.)		8,022	1,239,078
Vontier Corp. (Electronic Equip., Instr. & Comp.)		26,836	990,248
			61,559,506
Common Stocks (Continued)		Shares	Value
Materials–5.4%
Alcoa Corp. (Metals & Mining)		46,985	$1,386,527
AptarGroup, Inc. (Containers & Packaging)		11,987	1,875,127
Ashland, Inc. (Chemicals)		8,332	418,933
Avient Corp. (Chemicals)		16,540	534,407
Axalta Coating Systems Ltd. (Chemicals)	(a)	39,658	1,177,446
Cabot Corp. (Chemicals)		9,731	729,825
Carpenter Technology Corp. (Metals & Mining)		9,035	2,497,093
Cleveland-Cliffs, Inc. (Metals & Mining)	(a)	87,726	666,718
Commercial Metals Co. (Metals & Mining)		20,506	1,002,949
Crown Holdings, Inc. (Containers & Packaging)		20,885	2,150,737
Eagle Materials, Inc. (Construction Materials)		6,043	1,221,351
Graphic Packaging Holding Co. (Containers & Packaging)		54,763	1,153,857
Greif, Inc. Class A (Containers & Packaging)		4,760	309,352
Knife River Corp. (Construction Materials)	(a)	10,270	838,443
Louisiana-Pacific Corp. (Paper & Forest Products)		11,237	966,270
NewMarket Corp. (Chemicals)		1,369	945,787
Olin Corp. (Chemicals)		20,995	421,790
Reliance, Inc. (Metals & Mining)		9,546	2,996,489
Royal Gold, Inc. (Metals & Mining)		11,948	2,124,832
RPM International, Inc. (Chemicals)		23,304	2,559,711
Scotts Miracle-Gro Co. / The (Chemicals)		7,893	520,622
Silgan Holdings, Inc. (Containers & Packaging)		14,737	798,451
Sonoco Products Co. (Containers & Packaging)		17,871	778,461
Westlake Corp. (Chemicals)		6,080	461,654
			28,536,832
Real Estate–6.8%
Agree Realty Corp. (Retail REITs)		19,940	1,456,816
American Homes 4 Rent Class A (Residential REITs)		57,691	2,080,914
Brixmor Property Group, Inc. (Retail REITs)		55,563	1,446,861
COPT Defense Properties (Office REITs)		20,362	561,584
Cousins Properties, Inc. (Office REITs)		30,453	914,504
CubeSmart (Specialized REITs)		41,380	1,758,650
EastGroup Properties, Inc. (Industrial REITs)		9,521	1,591,149
EPR Properties (Specialized REITs)		13,784	803,056
Equity LifeStyle Properties, Inc. (Residential REITs)		34,709	2,140,504
First Industrial Realty Trust, Inc. (Industrial REITs)		24,038	1,156,949
Gaming & Leisure Properties, Inc. (Specialized REITs)		49,885	2,328,632
Healthcare Realty Trust, Inc. (Health Care REITs)		63,760	1,011,234
Independence Realty Trust, Inc. (Residential REITs)		42,278	747,898
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	8,618	2,204,312
Kilroy Realty Corp. (Office REITs)		19,267	661,051
Kite Realty Group Trust (Retail REITs)		39,863	902,897
Lamar Advertising Co. Class A (Specialized REITs)		15,967	1,937,755
National Storage Affiliates Trust (Specialized REITs)		12,829	410,400
NNN REIT, Inc. (Retail REITs)		34,124	1,473,474
Omega Healthcare Investors, Inc. (Health Care REITs)		52,525	1,925,041
Park Hotels & Resorts, Inc. (Hotel & Resort REITs)		36,450	372,883
PotlatchDeltic Corp. (Specialized REITs)		13,042	500,422
Rayonier, Inc. (Specialized REITs)		25,345	562,152
Rexford Industrial Realty, Inc. (Industrial REITs)		42,857	1,524,423
Sabra Health Care REIT, Inc. (Health Care REITs)		43,117	795,077

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP S&P MidCap 400® Index Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)	Shares	Value
Real Estate (continued)
STAG Industrial, Inc. (Industrial REITs)	33,884	$1,229,312
Vornado Realty Trust (Office REITs)	30,315	1,159,246
W.P. Carey, Inc. (Diversified REITs)	39,750	2,479,605
		36,136,801
Utilities–2.9%
ALLETE, Inc. (Electric Utilities)	10,480	671,454
Black Hills Corp. (Multi-Utilities)	13,133	736,761
Essential Utilities, Inc. (Water Utilities)	46,832	1,739,341
IDACORP, Inc. (Electric Utilities)	9,807	1,132,218
National Fuel Gas Co. (Gas Utilities)	16,416	1,390,599
New Jersey Resources Corp. (Gas Utilities)	18,192	815,365
Northwestern Energy Group, Inc. (Multi-Utilities)	11,193	574,201
OGE Energy Corp. (Electric Utilities)	36,579	1,623,376
ONE Gas, Inc. (Gas Utilities)	10,859	780,328
Ormat Technologies, Inc. (Ind. Power & Renewable Elec.)	10,450	875,292
Common Stocks (Continued)	Shares	Value
Utilities (continued)
Portland General Electric Co. (Electric Utilities)	19,846	$806,343
Southwest Gas Holdings, Inc. (Gas Utilities)	10,948	814,422
Spire, Inc. (Gas Utilities)	10,694	780,555
TXNM Energy, Inc. (Electric Utilities)	16,807	946,570
UGI Corp. (Gas Utilities)	38,951	1,418,595
		15,105,420
Total Common Stocks (Cost $456,558,540)		$527,618,777

U.S. Treasury Obligations–0.0%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bill	(b)	0.000%	08/21/2025	$261,000	$259,403
Total U.S. Treasury Obligations (Cost $259,442)					$259,403
Total Investments – 99.2% (Cost $456,817,982)				(c)	$527,878,180
Other Assets in Excess of Liabilities – 0.8%				(b)	4,224,756
Net Assets – 100.0%					$532,102,936

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)
Security is fully pledged, in addition to $88,974 of the Portfolio’s cash holdings, as collateral for the futures contracts outstanding at June 30, 2025. See also the following Schedule of Open Futures Contracts.

(c)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P MidCap 400 Index - Long	16	September 19, 2025	$4,942,847	$5,000,800	$57,953	$(1,231)
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Common Stocks–99.0%		Shares	Value
Communication Services–12.0%
Alphabet, Inc. Class A (Interactive Media & Svs.)		63,235	$11,143,904
Alphabet, Inc. Class C (Interactive Media & Svs.)		47,615	8,446,425
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		23,066	17,024,784
Netflix, Inc. (Entertainment)	(a)	11,684	15,646,395
Spotify Technology SA (Entertainment)	(a)	4,241	3,254,289
			55,515,797
Consumer Discretionary–13.4%
Airbnb, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	10,708	1,417,097
Amazon.com, Inc. (Broadline Retail)	(a)	105,467	23,138,405
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		1,050	6,078,702
Coupang, Inc. (Broadline Retail)	(a)	40,198	1,204,332
Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)		2,612	569,338
DoorDash, Inc. Class A (Hotels, Restaurants & Leisure)	(a)	6,838	1,685,635
Garmin Ltd. (Household Durables)		9,530	1,989,102
Home Depot, Inc. / The (Specialty Retail)		16,472	6,039,294
MercadoLibre, Inc. (Broadline Retail)	(a)	767	2,004,654
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	7,905	712,478
Ralph Lauren Corp. (Textiles, Apparel & Luxury Goods)		10,402	2,853,060
Tesla, Inc. (Automobiles)	(a)	36,933	11,732,137
TJX Cos., Inc. / The (Specialty Retail)		19,954	2,464,119
			61,888,353
Consumer Staples–3.1%
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		9,079	8,987,665
Philip Morris International, Inc. (Tobacco)		2,846	518,342
Walmart, Inc. (Consumer Staples Distribution & Retail)		50,496	4,937,499
			14,443,506
Energy–0.5%
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		11,604	2,020,024
Financials–6.9%
American Express Co. (Consumer Finance)		2,709	864,117
Blackstone, Inc. (Capital Markets)		25,163	3,763,882
Charles Schwab Corp. / The (Capital Markets)		50,320	4,591,197
Mastercard, Inc. Class A (Financial Services)		10,581	5,945,887
Moody's Corp. (Capital Markets)		5,600	2,808,904
Morgan Stanley (Capital Markets)		21,332	3,004,825
Progressive Corp. / The (Insurance)		9,112	2,431,628
S&P Global, Inc. (Capital Markets)		5,724	3,018,208
Visa, Inc. (Financial Services)		15,797	5,608,725
			32,037,373
Health Care–6.5%
AbbVie, Inc. (Biotechnology)		27,234	5,055,175
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	18,738	2,012,649
Bristol-Myers Squibb Co. (Pharmaceuticals)		61,116	2,829,060
Cardinal Health, Inc. (Health Care Providers & Svs.)		15,511	2,605,848
Cencora, Inc. (Health Care Providers & Svs.)		2,571	770,914
Eli Lilly & Co. (Pharmaceuticals)		13,188	10,280,442
Gilead Sciences, Inc. (Biotechnology)		8,269	916,784
Medtronic PLC (Health Care Equip. & Supplies)		8,019	699,016
Natera, Inc. (Biotechnology)	(a)	4,043	683,024
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Regeneron Pharmaceuticals, Inc. (Biotechnology)		4,570	$2,399,250
Thermo Fisher Scientific, Inc. (Life Sciences Tools & Svs.)		2,568	1,041,221
Veeva Systems, Inc. Class A (Health Care Technology)	(a)	3,429	987,484
			30,280,867
Industrials–5.4%
Cintas Corp. (Commercial Svs. & Supplies)		23,099	5,148,074
Comfort Systems U.S.A., Inc. (Construction & Engineering)		5,193	2,784,539
FedEx Corp. (Air Freight & Logistics)		7,332	1,666,637
Flowserve Corp. (Machinery)		13,735	719,027
GE Vernova, Inc. (Electrical Equip.)		3,227	1,707,567
General Electric Co. (Aerospace & Defense)		10,813	2,783,158
Howmet Aerospace, Inc. (Aerospace & Defense)		6,566	1,222,130
MasTec, Inc. (Construction & Engineering)	(a)	5,321	906,858
Parker-Hannifin Corp. (Machinery)		5,131	3,583,850
Uber Technologies, Inc. (Ground Transportation)	(a)	39,104	3,648,403
Waste Connections, Inc. (Commercial Svs. & Supplies)		4,952	924,637
			25,094,880
Information Technology–51.1%
Adobe, Inc. (Software)	(a)	11,925	4,613,544
Advanced Micro Devices, Inc. (Semiconductors & Equip.)	(a)	110,346	15,658,097
Amphenol Corp. Class A (Electronic Equip., Instr. & Comp.)		31,031	3,064,311
Apple, Inc. (Tech. Hardware, Storage & Periph.)		161,271	33,087,971
Arista Networks, Inc. (Communications Equip.)	(a)	11,273	1,153,341
Atlassian Corp. Class A (Software)	(a)	6,280	1,275,405
Broadcom, Inc. (Semiconductors & Equip.)		89,691	24,723,324
Cadence Design Systems, Inc. (Software)	(a)	3,684	1,135,225
Dell Technologies, Inc. Class C (Tech. Hardware, Storage & Periph.)		51,282	6,287,173
Elastic N.V. (Software)	(a)	23,505	1,982,177
Fair Isaac Corp. (Software)	(a)	736	1,345,379
Flex Ltd. (Electronic Equip., Instr. & Comp.)	(a)	48,408	2,416,527
Fortinet, Inc. (Software)	(a)	31,613	3,342,126
GoDaddy, Inc. Class A (IT Svs.)	(a)	11,270	2,029,276
Intuit, Inc. (Software)		7,173	5,649,670
Lam Research Corp. (Semiconductors & Equip.)		48,111	4,683,125
Marvell Technology, Inc. (Semiconductors & Equip.)		33,204	2,569,990
Microsoft Corp. (Software)		89,544	44,540,081
Motorola Solutions, Inc. (Communications Equip.)		5,309	2,232,222
NetApp, Inc. (Tech. Hardware, Storage & Periph.)		17,958	1,913,425
NVIDIA Corp. (Semiconductors & Equip.)		246,088	38,879,443
Oracle Corp. (Software)		26,112	5,708,866
Palantir Technologies, Inc. Class A (Software)	(a)	34,515	4,705,085
Palo Alto Networks, Inc. (Software)	(a)	5,276	1,079,681
QUALCOMM, Inc. (Semiconductors & Equip.)		20,129	3,205,744
Rambus, Inc. (Semiconductors & Equip.)	(a)	9,346	598,331
Salesforce, Inc. (Software)		33,066	9,016,767
ServiceNow, Inc. (Software)	(a)	7,300	7,504,984
Texas Instruments, Inc. (Semiconductors & Equip.)		7,380	1,532,236

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP BlackRock Advantage Large Cap Growth Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Workday, Inc. Class A (Software)	(a)	2,745	$658,800
Zscaler, Inc. (Software)	(a)	1,857	582,987
			237,175,313
Real Estate–0.1%
Equinix, Inc. (Specialized REITs)		759	603,762
Total Common Stocks (Cost $379,924,593)			$459,059,875
Total Investments – 99.0% (Cost $379,924,593)	(b)		$459,059,875
Other Assets in Excess of Liabilities – 1.0%	(c)		4,788,585
Net Assets – 100.0%			$463,848,460

Percentages are stated as a percent of net assets.

Abbreviations:
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(c)	Includes $438,440 of cash pledged as collateral for the futures contracts outstanding at June 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2025 (Unaudited)

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini Nasdaq-100 Index - Long	14	September 19, 2025	$6,160,996	$6,410,110	$249,114	$22,060
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Exchange Traded Funds–66.8%	Shares	Value
Invesco QQQ Trust Series 1 ETF	66,000	$36,408,240
iShares Core S&P 500 ETF	407,000	252,706,300
iShares Core S&P Mid-Cap ETF	1,100,000	68,222,000
iShares Core S&P Small-Cap ETF	200,000	21,858,000
iShares Core S&P Total U.S. Stock Market ETF	77,000	10,398,080
iShares Core U.S. Aggregate Bond ETF	10	992
iShares MBS ETF	548,000	51,451,720
Vanguard Intermediate-Term Corporate Bond ETF	1,215,000	100,747,800
Vanguard S&P 500 ETF	444,000	252,205,320
Vanguard Total Stock Market ETF	34,000	10,333,620
Total Exchange Traded Funds (Cost $778,993,139)		$804,332,072

U.S. Treasury Obligations–13.8%	Rate	Maturity	Face Amount	Value
U.S. Treasury Bond	4.000%	11/15/2042	$4,422,000	$4,034,211
U.S. Treasury Bond	2.250%	02/15/2052	14,868,400	9,081,921
U.S. Treasury Bond	4.125%	08/15/2053	9,642,900	8,613,445
U.S. Treasury Bond	4.250%	02/15/2054	2,064,600	1,883,302
U.S. Treasury Bond	4.625%	05/15/2054	5,320,400	5,167,439
U.S. Treasury Bond	4.625%	02/15/2055	63,000,000	61,326,563
U.S. Treasury Bond	4.750%	05/15/2055	35,000,000	34,803,125
U.S. Treasury Note	3.875%	04/30/2030	3,000,000	3,011,719
U.S. Treasury Note	3.250%	05/15/2042	23,856,400	19,732,784
U.S. Treasury Note	3.875%	05/15/2043	5,624,900	5,024,178
U.S. Treasury Note	4.375%	08/15/2043	2,998,200	2,857,776
U.S. Treasury Note	4.750%	11/15/2043	4,140,100	4,135,734
United States Treasury Inflation Indexed Bond	0.250%	07/15/2029	7,301,858	7,011,766
Total U.S. Treasury Obligations (Cost $175,165,385)				$166,683,963

Corporate Bonds–10.2%		Rate	Maturity	Face Amount	Value
Consumer Discretionary–0.9%
AutoZone, Inc. (Specialty Retail)		5.125%	06/15/2030	$1,000,000	$1,025,250
Booking Holdings, Inc. (Hotels, Restaurants & Leisure)		4.625%	04/13/2030	1,302,000	1,316,961
Ford Motor Co. (Automobiles)		3.250%	02/12/2032	1,145,000	965,348
Hasbro, Inc. (Leisure Products)		3.550%	11/19/2026	1,539,000	1,517,461
Jaguar Land Rover Automotive PLC (Automobiles)	(a)	5.500%	07/15/2029	1,227,000	1,221,311
Mattel, Inc. (Leisure Products)	(a)	5.875%	12/15/2027	1,578,000	1,581,824
McDonald's Corp. (Hotels, Restaurants & Leisure)		2.625%	09/01/2029	1,700,000	1,595,950
MDC Holdings, Inc. (Household Durables)		6.000%	01/15/2043	1,150,000	1,040,319
Six Flags Entertainment Corp. / Canada's Wonderland Co. / Magnum Management Corp. (Hotels, Restaurants & Leisure)		5.375%	04/15/2027	1,000,000	998,924
					11,263,348
Consumer Staples–0.8%
Altria Group, Inc. (Tobacco)		3.400%	05/06/2030	1,934,000	1,836,628
B.A.T. Capital Corp. (Tobacco)		2.259%	03/25/2028	1,123,000	1,062,480
Cargill, Inc. (Food Products)	(a)	2.125%	04/23/2030	1,301,000	1,180,680
Coca-Cola Co. / The (Beverages)		3.375%	03/25/2027	1,376,000	1,363,791
Imperial Brands Finance PLC (Tobacco)	(a)	5.625%	07/01/2035	1,500,000	1,505,091
JBS U.S.A. Holding Lux SARL / JBS U.S.A. Foods Group Holdings, Inc. / JBS U.S.A. Food Co. (Food Products)	(a)	6.375%	04/15/2066	1,700,000	1,712,529
Pilgrim's Pride Corp. (Food Products)		4.250%	04/15/2031	1,000,000	964,124
					9,625,323
Energy–1.2%
APA Corp. (Oil, Gas & Consumable Fuels)	(a)	4.250%	01/15/2030	1,850,000	1,771,011
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP (Oil, Gas & Consumable Fuels)	(a)	4.750%	05/15/2030	2,000,000	2,026,481
Continental Resources, Inc. (Oil, Gas & Consumable Fuels)	(a)	5.750%	01/15/2031	1,132,000	1,142,849
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.600%	09/01/2034	1,183,000	1,201,471
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.700%	04/01/2035	2,000,000	2,037,187
EQT Corp. (Oil, Gas & Consumable Fuels)	(a)	3.625%	05/15/2031	1,224,000	1,134,514
Hess Corp. (Oil, Gas & Consumable Fuels)		4.300%	04/01/2027	1,806,000	1,801,764
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.700%	09/15/2034	1,189,000	1,212,068
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)		6.800%	05/15/2038	848,000	916,651
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		5.550%	08/15/2035	1,500,000	1,507,589
					14,751,585

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials–4.3%
American Express Co. (Rate is fixed until 02/16/2027, then SOFR + 100) (Consumer Finance)	(b)	5.098%	02/16/2028	$1,190,000	$1,203,477
Apollo Debt Solutions BDC (Capital Markets)		6.700%	07/29/2031	5,000,000	5,195,679
Aviation Capital Group LLC (Financial Services)	(a)	1.950%	09/20/2026	2,008,000	1,943,469
Banco Santander SA (Rate is fixed until 03/24/2027, then H15T1Y + 200) (Banks)	(b)	4.175%	03/24/2028	1,800,000	1,789,479
Bank of America Corp. (Rate is fixed until 04/29/2030, then SOFR + 215) (Banks)	(b)	2.592%	04/29/2031	1,441,000	1,317,363
Blackstone Private Credit Fund (Capital Markets)		6.000%	01/29/2032	2,000,000	2,011,058
Capital One Financial Corp. (Rate is fixed until 03/01/2029, then SOFR + 179) (Consumer Finance)	(b)	3.273%	03/01/2030	1,651,000	1,579,196
Carlyle Secured Lending, Inc. (Capital Markets)		6.750%	02/18/2030	1,000,000	1,022,191
Caterpillar Financial Services Corp. (Consumer Finance)		4.450%	10/16/2026	1,184,000	1,189,993
Citigroup, Inc. (Rate is fixed until 09/19/2029, then SOFR + 134) (Banks)	(b)	4.542%	09/19/2030	1,191,000	1,185,601
Cooperatieve Rabobank UA (Rate is fixed until 02/28/2028, then H15T1Y + 140) (Banks)	(a)(b)	5.564%	02/28/2029	1,027,000	1,056,369
Danske Bank A/S (Rate is fixed until 04/01/2027, then H15T1Y + 175) (Banks)	(a)(b)	4.298%	04/01/2028	1,829,000	1,822,518
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	1,200,000	1,233,027
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/22/2031, then SOFR + 128) (Capital Markets)	(b)	2.615%	04/22/2032	1,344,000	1,194,618
Goldman Sachs Private Credit Corp. (Capital Markets)	(a)	6.250%	05/06/2030	4,000,000	4,054,387
Hyundai Capital America (Consumer Finance)	(a)	5.300%	01/08/2030	2,500,000	2,553,691
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, then SOFR + 126) (Banks)	(b)	2.963%	01/25/2033	1,682,000	1,511,834
LPL Holdings, Inc. (Capital Markets)		5.200%	03/15/2030	1,500,000	1,523,290
Main Street Capital Corp. (Capital Markets)		6.950%	03/01/2029	3,000,000	3,121,177
Mastercard, Inc. (Financial Services)		3.350%	03/26/2030	1,713,000	1,652,259
Morgan Stanley Bank N.A. (Rate is fixed until 05/26/2027, then SOFR + 87) (Capital Markets)	(b)	5.504%	05/26/2028	1,169,000	1,193,684
MSD Investment Corp. (Capital Markets)	(a)	6.250%	05/31/2030	3,000,000	2,967,412
Nationwide Building Society (Financial Services)	(a)	4.000%	09/14/2026	1,299,000	1,288,862
Nomura Holdings, Inc. (Capital Markets)		2.999%	01/22/2032	1,330,000	1,177,610
PayPal Holdings, Inc. (Financial Services)		2.850%	10/01/2029	1,440,000	1,358,978
Santander U.K. Group Holdings PLC (Rate is fixed until 01/11/2027, then SOFR + 122) (Banks)	(b)	2.469%	01/11/2028	1,374,000	1,330,256
Sixth Street Lending Partners (Capital Markets)	(a)	6.125%	07/15/2030	1,500,000	1,527,405
Societe Generale SA (Rate is fixed until 01/19/2027, then H15T1Y + 150) (Banks)	(a)(b)	5.519%	01/19/2028	1,196,000	1,210,807
Wells Fargo & Co. (Rate is fixed until 07/25/2028, then SOFR + 174) (Banks)	(b)	5.574%	07/25/2029	1,007,000	1,039,786
					51,255,476
Health Care–0.6%
HCA, Inc. (Health Care Providers & Svs.)		5.500%	03/01/2032	2,000,000	2,064,065
Roche Holdings, Inc. (Pharmaceuticals)	(a)	4.203%	09/09/2029	1,182,000	1,183,372
Takeda U.S. Financing, Inc. (Pharmaceuticals)		5.200%	07/07/2035	4,000,000	4,000,422
					7,247,859
Industrials–0.2%
Cummins, Inc. (Machinery)		5.150%	02/20/2034	1,180,000	1,203,413
Flowserve Corp. (Machinery)		2.800%	01/15/2032	1,801,000	1,566,383
					2,769,796
Information Technology–1.0%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		1.250%	08/20/2030	1,070,000	928,266
CDW LLC / CDW Finance Corp. (Electronic Equip., Instr. & Comp.)		4.250%	04/01/2028	1,196,000	1,185,939
Infor LLC (Software)	(a)	1.750%	07/15/2025	1,696,000	1,693,646
Kyndryl Holdings, Inc. (IT Svs.)		2.050%	10/15/2026	2,046,000	1,982,802
Oracle Corp. (Software)		2.950%	04/01/2030	1,796,000	1,677,190
Oracle Corp. (Software)		3.900%	05/15/2035	1,039,000	937,412
Skyworks Solutions, Inc. (Semiconductors & Equip.)		3.000%	06/01/2031	1,331,000	1,172,710
Western Digital Corp. (Tech. Hardware, Storage & Periph.)		2.850%	02/01/2029	2,792,000	2,588,352
					12,166,317
Materials–0.5%
BHP Billiton Finance U.S.A. Ltd. (Metals & Mining)		5.300%	02/21/2035	2,000,000	2,041,648
Corp. Nacional del Cobre de Chile (Metals & Mining)	(a)	6.330%	01/13/2035	1,000,000	1,037,680
Steel Dynamics, Inc. (Metals & Mining)		5.250%	05/15/2035	2,500,000	2,502,654
					5,581,982
Real Estate–0.7%
American Tower Corp. (Specialized REITs)		3.800%	08/15/2029	1,455,000	1,414,646
Equinix, Inc. (Specialized REITs)		3.200%	11/18/2029	1,689,000	1,602,799
GLP Capital LP / GLP Financing II, Inc. (Specialized REITs)		3.250%	01/15/2032	1,468,000	1,292,008
Kimco Realty OP LLC (Retail REITs)		5.300%	02/01/2036	2,800,000	2,819,495
Simon Property Group LP (Retail REITs)		4.750%	09/26/2034	683,000	664,965
					7,793,913
Total Corporate Bonds (Cost $120,936,029)					$122,455,599

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Asset-Backed / Mortgage-Backed Securities–2.2%		Rate	Maturity	Face Amount	Value
Financials–2.2%
Affirm Asset Securitization Trust 2023-B A	(a)	6.820%	09/15/2028	$1,400,000	$1,405,022
Ballyrock CLO 17 Ltd. 2021-17A A1A	(a)	TSFR3M + 141	10/20/2034	1,000,000	1,001,794
Carvana Auto Receivables Trust 2024-P3 A2		4.610%	11/10/2027	456,575	456,466
Connecticut Avenue Securities Trust 2023-R02 1M1	(a)	SOFR30A + 230	01/25/2043	1,055,939	1,077,667
Connecticut Avenue Securities Trust 2023-R03 2M1	(a)	SOFR30A + 250	04/25/2043	909,539	922,707
Elmwood CLO 15 Ltd. 2022-2A A1	(a)	TSFR3M + 134	04/22/2035	1,145,062	1,145,062
Fannie Mae Connecticut Avenue Securities 2021-R02 2M2	(a)	SOFR30A + 200	11/25/2041	993,831	1,000,616
Freddie Mac STACR REMIC Trust 2021-DNA5 B1	(a)	SOFR30A + 305	01/25/2034	1,000,000	1,067,500
Freddie Mac STACR REMIC Trust 2021-HQA3 M2	(a)	SOFR30A + 210	09/25/2041	1,000,000	1,008,077
Freddie Mac STACR REMIC Trust 2021-HQA4 M2	(a)	SOFR30A + 235	12/25/2041	1,046,349	1,058,058
Freddie Mac STACR REMIC Trust 2022-DNA3 M1B	(a)	SOFR30A + 290	04/25/2042	1,600,000	1,648,000
Freddie Mac STACR REMIC Trust 2022-DNA4 M1B	(a)	SOFR30A + 335	05/25/2042	1,621,038	1,684,461
Freddie Mac STACR REMIC Trust 2022-DNA5 M1B	(a)	SOFR30A + 450	06/25/2042	1,331,433	1,415,118
Freddie Mac STACR REMIC Trust 2022-HQA2 M1A	(a)	SOFR30A + 265	07/25/2042	894,758	914,043
Freddie Mac STACR REMIC Trust 2022-HQA3 M1A	(a)	SOFR30A + 230	08/25/2042	966,819	984,526
Freddie Mac STACR REMIC Trust 2023-DNA2 M1A	(a)	SOFR30A + 210	04/25/2043	1,140,265	1,158,087
Freddie Mac STACR REMIC Trust 2023-HQA2 M1B	(a)	SOFR30A + 335	06/25/2043	1,200,000	1,249,810
Freddie Mac STACR REMIC Trust 2024-HQA2 M1	(a)	SOFR30A + 120	08/25/2044	862,603	862,870
Invesco CLO 2021-1A A1	(a)	TSFR3M + 126	04/15/2034	1,700,000	1,700,856
Kings Park CLO Ltd. 2021-1A A	(a)	TSFR3M + 139	01/21/2035	1,518,568	1,519,330
NMEF Funding 2024-A A2	(a)	5.150%	12/15/2031	830,054	833,687
Onemain Direct Auto Receivables Trust 2022-1A C	(a)	5.310%	06/14/2029	1,100,000	1,100,299
Pagaya AI Debt Grantor Trust 2024-9 B	(a)	5.306%	03/15/2032	914,903	913,890
Research-Driven Pagaya Motor Asset Trust 2023-4A A	(a)	7.540%	03/25/2032	650,239	654,991
Total Asset-Backed / Mortgage-Backed Securities (Cost $25,978,299)					$26,782,937

U.S. Government Agency Mortgage-Backed Securities–0.7%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN MA4492	2.000%	12/01/2051	$5,524,005	$4,385,978
Freddie Mac Pool FR SD8213	3.000%	05/01/2052	2,554,224	2,213,998
Ginnie Mae II Pool G2 MA8801	5.500%	04/20/2053	1,862,695	1,874,889
Total U.S. Government Agency Mortgage-Backed Securities (Cost $8,403,607)				$8,474,865

Rights–0.0%		Quantity	Value
Health Care–0.0%
ABIOMED Inc. CVR (Health Care Equip. & Supplies)	(c)	4,357	$4,444
Total Rights (Cost $4,444)			$4,444
Total Investments – 93.7% (Cost $1,109,480,903)	(d)		$1,128,733,880
Other Assets in Excess of Liabilities – 6.3%	(e)		75,843,309
Net Assets – 100.0%			$1,204,577,189

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
CVR:	Contingent Value Right
ETF:	Exchange Traded Fund
H15T1Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year, 3.960% at 6/30/2025
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.45% at 6/30/2025
SOFR30A:	30 Day Average Secured Overnight Financing Rate ("SOFR"), 4.319% at 6/30/2025
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 4.292% at 6/30/2025

Footnotes:
(a)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At June 30, 2025, the value of these securities totaled $61,942,379, or 5.1% of the Portfolio’s net assets.

(b)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at June 30, 2025.

(c)	Non-income producing security.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(e)	Includes $1,983,795 of cash pledged as collateral for the futures contracts outstanding at June 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Dynamic Risk Balanced Portfolio (Continued)
 Schedule of Open Futures Contracts
June 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	150	September 19, 2025	$16,537,759	$16,818,750	$280,991	$46,875
CBT 10-Year U.S. Ultra Bond - Long	92	September 19, 2025	10,296,973	10,512,438	215,465	44,563
CBT U.S. Long Bond - Long	348	September 19, 2025	38,900,515	40,183,125	1,282,610	348,000
			$65,735,247	$67,514,313	$1,779,066	$439,438
Total Futures Contracts			$65,735,247	$67,514,313	$1,779,066	$439,438
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

U.S. Treasury Obligations–44.9%		Rate	Maturity	Face Amount	Value
U.S. Treasury Bond		4.000%	11/15/2042	$1,600,000	$1,459,687
U.S. Treasury Bond		2.000%	02/15/2050	3,750,000	2,201,953
U.S. Treasury Bond		1.875%	02/15/2051	3,940,000	2,213,172
U.S. Treasury Bond		4.000%	11/15/2052	2,800,000	2,448,797
U.S. Treasury Bond		4.125%	08/15/2053	5,500,000	4,912,832
U.S. Treasury Bond		4.250%	08/15/2054	23,900,000	21,825,555
U.S. Treasury Note		0.625%	07/31/2026	2,400,000	2,315,344
U.S. Treasury Note		1.500%	01/31/2027	3,500,000	3,375,996
U.S. Treasury Note		2.500%	03/31/2027	5,900,000	5,773,934
U.S. Treasury Note	(a)	0.500%	04/30/2027	3,200,000	3,017,375
U.S. Treasury Note		2.750%	04/30/2027	12,600,000	12,376,547
U.S. Treasury Note		2.625%	05/31/2027	1,500,000	1,469,004
U.S. Treasury Note		3.875%	11/30/2027	12,500,000	12,547,851
U.S. Treasury Note		1.250%	03/31/2028	575,000	538,411
U.S. Treasury Note		4.125%	07/31/2028	2,000,000	2,024,141
U.S. Treasury Note		4.000%	01/31/2029	11,800,000	11,906,477
U.S. Treasury Note		2.375%	03/31/2029	500,000	476,406
U.S. Treasury Note		3.625%	08/31/2029	6,500,000	6,467,754
U.S. Treasury Note		3.875%	11/30/2029	1,600,000	1,607,062
U.S. Treasury Note		4.125%	11/30/2029	3,650,000	3,703,609
U.S. Treasury Note		4.375%	12/31/2029	8,300,000	8,505,879
U.S. Treasury Note		4.000%	02/28/2030	7,000,000	7,068,086
U.S. Treasury Note		3.875%	04/30/2030	2,900,000	2,911,328
U.S. Treasury Note		4.375%	11/30/2030	9,700,000	9,950,836
U.S. Treasury Note		1.125%	02/15/2031	405,000	350,420
U.S. Treasury Note		4.625%	04/30/2031	6,000,000	6,229,687
U.S. Treasury Note		3.750%	08/31/2031	16,750,000	16,593,623
U.S. Treasury Note		4.125%	10/31/2031	8,000,000	8,083,438
U.S. Treasury Note		4.125%	03/31/2032	36,000,000	36,319,219
U.S. Treasury Note		4.125%	05/31/2032	4,000,000	4,033,750
U.S. Treasury Note		4.250%	11/15/2034	11,600,000	11,638,062
U.S. Treasury Note		4.625%	02/15/2035	20,000,000	20,634,375
U.S. Treasury Note		1.375%	11/15/2040	525,000	334,462
U.S. Treasury Note		1.875%	02/15/2041	180,000	123,806
Total U.S. Treasury Obligations (Cost $242,173,252)					$235,438,878

Corporate Bonds–22.6%		Rate	Maturity	Face Amount	Value
Communication Services–1.4%
Alphabet, Inc. (Interactive Media & Svs.)		2.050%	08/15/2050	$750,000	$418,756
America Movil S.A.B. de C.V. (Wireless Telecom. Svs.)		2.875%	05/07/2030	275,000	254,208
America Movil S.A.B. de C.V. (Wireless Telecom. Svs.)		5.000%	01/20/2033	300,000	300,462
AT&T, Inc. (Diversified Telecom. Svs.)		5.375%	08/15/2035	800,000	814,603
Cars.com, Inc. (Interactive Media & Svs.)	(b)	6.375%	11/01/2028	25,000	25,068
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	5.000%	02/01/2028	50,000	49,539
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	08/15/2030	100,000	95,338
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.250%	02/01/2031	125,000	116,772
CCO Holdings LLC / CCO Holdings Capital Corp. (Media)	(b)	4.500%	06/01/2033	75,000	68,552
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. (Media)		6.484%	10/23/2045	250,000	247,710
Comcast Corp. (Media)		3.450%	02/01/2050	1,400,000	959,992
CSC Holdings LLC (Media)	(b)	4.125%	12/01/2030	200,000	141,103
DISH DBS Corp. (Media)		5.125%	06/01/2029	25,000	16,663
Gray Media, Inc. (Media)	(b)	5.375%	11/15/2031	25,000	18,746
Lamar Media Corp. (Media)		4.875%	01/15/2029	25,000	24,713
Match Group Holdings II LLC (Interactive Media & Svs.)	(b)	5.000%	12/15/2027	75,000	74,589
Match Group Holdings II LLC (Interactive Media & Svs.)	(b)	3.625%	10/01/2031	25,000	22,369
Meta Platforms, Inc. (Interactive Media & Svs.)		4.450%	08/15/2052	630,000	531,158
Meta Platforms, Inc. (Interactive Media & Svs.)		5.550%	08/15/2064	300,000	293,171
Rogers Communications, Inc. (Wireless Telecom. Svs.)		4.500%	03/15/2042	315,000	268,418
Sinclair Television Group, Inc. (Media)	(b)	5.500%	03/01/2030	25,000	20,219
Sirius XM Radio LLC (Media)	(b)	3.875%	09/01/2031	175,000	155,560
Stagwell Global LLC (Media)	(b)	5.625%	08/15/2029	50,000	47,826
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		5.050%	07/15/2033	285,000	286,931
T-Mobile U.S.A., Inc. (Wireless Telecom. Svs.)		3.300%	02/15/2051	500,000	331,867
Univision Communications, Inc. (Media)	(b)	6.625%	06/01/2027	25,000	24,932
Univision Communications, Inc. (Media)	(b)	8.000%	08/15/2028	50,000	50,739
Univision Communications, Inc. (Media)	(b)	7.375%	06/30/2030	25,000	24,568
Verizon Communications, Inc. (Diversified Telecom. Svs.)		4.000%	03/22/2050	600,000	456,927
Virgin Media Secured Finance PLC (Media)	(b)	5.500%	05/15/2029	250,000	245,896

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Communication Services (continued)
Vodafone Group PLC (Wireless Telecom. Svs.)		5.250%	05/30/2048	$450,000	$413,508
Walt Disney Co. / The (Entertainment)		4.700%	03/23/2050	250,000	223,228
Walt Disney Co. / The (Entertainment)		3.600%	01/13/2051	525,000	387,784
					7,411,915
Consumer Discretionary–1.0%
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.375%	01/15/2028	50,000	49,032
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	6.125%	06/15/2029	50,000	51,279
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	5.625%	09/15/2029	25,000	25,353
1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure)	(b)	4.000%	10/15/2030	125,000	116,484
Adient Global Holdings Ltd. (Automobile Components)	(b)	7.000%	04/15/2028	75,000	77,292
Adient Global Holdings Ltd. (Automobile Components)	(b)	7.500%	02/15/2033	25,000	25,565
Advance Auto Parts, Inc. (Specialty Retail)		3.900%	04/15/2030	375,000	351,384
Amazon.com, Inc. (Broadline Retail)		3.875%	08/22/2037	475,000	429,661
Amazon.com, Inc. (Broadline Retail)		2.500%	06/03/2050	900,000	540,908
Asbury Automotive Group, Inc. (Specialty Retail)	(b)	5.000%	02/15/2032	50,000	47,573
Beach Acquisition Bidco LLC (Textiles, Apparel & Luxury Goods)	(b)(c)	10.000%, 10.750% PIK	07/15/2033	200,000	207,303
Belron U.K. Finance PLC (Specialty Retail)	(b)	5.750%	10/15/2029	250,000	252,086
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)		4.750%	12/01/2027	50,000	49,629
Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	(b)	4.750%	06/15/2031	25,000	23,961
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	8.125%	07/01/2027	17,000	17,005
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	7.000%	02/15/2030	25,000	25,890
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	6.500%	02/15/2032	25,000	25,653
Caesars Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	6.000%	10/15/2032	50,000	49,036
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	6.000%	05/01/2029	50,000	50,522
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	7.000%	08/15/2029	25,000	26,336
Carnival Corp. (Hotels, Restaurants & Leisure)	(b)	5.750%	03/15/2030	25,000	25,423
Champ Acquisition Corp. (Textiles, Apparel & Luxury Goods)	(b)	8.375%	12/01/2031	50,000	53,131
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	5.500%	04/01/2027	50,000	49,904
Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	(b)	5.750%	04/01/2030	25,000	25,081
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(b)	8.500%	05/15/2027	150,000	150,657
Clarios Global LP / Clarios U.S. Finance Co. (Automobile Components)	(b)	6.750%	02/15/2030	75,000	77,984
Dornoch Debt Merger Sub, Inc. (Automobile Components)	(b)	6.625%	10/15/2029	75,000	58,079
Gap, Inc. / The (Specialty Retail)	(b)	3.625%	10/01/2029	50,000	46,438
Gap, Inc. / The (Specialty Retail)	(b)	3.875%	10/01/2031	25,000	22,346
Group 1 Automotive, Inc. (Specialty Retail)	(b)	6.375%	01/15/2030	25,000	25,672
Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	(b)	9.000%	02/15/2031	25,000	26,468
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	3.625%	02/15/2032	50,000	45,293
Hilton Domestic Operating Co., Inc. (Hotels, Restaurants & Leisure)	(b)	5.875%	03/15/2033	25,000	25,472
Home Depot, Inc. / The (Specialty Retail)		3.300%	04/15/2040	1,040,000	830,301
J.B. Poindexter & Co., Inc. (Automobile Components)	(b)	8.750%	12/15/2031	50,000	50,885
Kontoor Brands, Inc. (Textiles, Apparel & Luxury Goods)	(b)	4.125%	11/15/2029	25,000	23,493
LCM Investments Holdings II LLC (Specialty Retail)	(b)	4.875%	05/01/2029	50,000	48,622
LCM Investments Holdings II LLC (Specialty Retail)	(b)	8.250%	08/01/2031	50,000	53,159
Light & Wonder International, Inc. (Hotels, Restaurants & Leisure)	(b)	7.250%	11/15/2029	50,000	51,513
MGM Resorts International (Hotels, Restaurants & Leisure)		6.500%	04/15/2032	125,000	127,039
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. (Hotels, Restaurants & Leisure)	(b)	4.875%	05/01/2029	25,000	24,082
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(b)	8.125%	01/15/2029	25,000	26,354
NCL Corp. Ltd. (Hotels, Restaurants & Leisure)	(b)	7.750%	02/15/2029	50,000	53,164
NCL Finance Ltd. (Hotels, Restaurants & Leisure)	(b)	6.125%	03/15/2028	25,000	25,407
Patrick Industries, Inc. (Automobile Components)	(b)	6.375%	11/01/2032	25,000	25,069
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	5.375%	07/15/2027	25,000	25,148
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	5.625%	09/30/2031	25,000	25,153
Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	(b)	6.250%	03/15/2032	50,000	51,394
Sally Holdings LLC / Sally Capital, Inc. (Specialty Retail)		6.750%	03/01/2032	75,000	76,996
SeaWorld Parks & Entertainment, Inc. (Hotels, Restaurants & Leisure)	(b)	5.250%	08/15/2029	50,000	48,869
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	5.500%	04/15/2027	25,000	24,946
Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	(b)	7.250%	05/15/2031	25,000	25,692
Sodexo, Inc. (Hotels, Restaurants & Leisure)	(b)	5.800%	08/15/2035	200,000	206,128
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.500%	02/15/2028	25,000	24,515
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	4.625%	12/01/2031	50,000	46,837
Station Casinos LLC (Hotels, Restaurants & Leisure)	(b)	6.625%	03/15/2032	25,000	25,563
Whirlpool Corp. (Household Durables)		6.500%	06/15/2033	50,000	50,160
William Carter Co. / The (Textiles, Apparel & Luxury Goods)	(b)	5.625%	03/15/2027	50,000	49,689
Wyndham Hotels & Resorts, Inc. (Hotels, Restaurants & Leisure)	(b)	4.375%	08/15/2028	50,000	48,913
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(b)	7.125%	02/15/2031	75,000	79,985

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Consumer Discretionary (continued)
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. (Hotels, Restaurants & Leisure)	(b)	6.250%	03/15/2033	$25,000	$25,160
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		4.625%	01/31/2032	75,000	72,208
					5,320,344
Consumer Staples–1.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	5.875%	02/15/2028	100,000	99,900
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC (Consumer Staples Distribution & Retail)	(b)	6.250%	03/15/2033	25,000	25,771
Altria Group, Inc. (Tobacco)		3.875%	09/16/2046	625,000	462,241
B.A.T. Capital Corp. (Tobacco)		4.540%	08/15/2047	650,000	525,084
Bacardi-Martini B.V. (Beverages)	(b)	6.000%	02/01/2035	350,000	361,335
BellRing Brands, Inc. (Personal Care Products)	(b)	7.000%	03/15/2030	100,000	104,135
Coca-Cola Europacific Partners PLC (Beverages)	(b)	1.500%	01/15/2027	600,000	574,332
Coca-Cola Femsa S.A.B. de C.V. (Beverages)		2.750%	01/22/2030	750,000	699,476
Constellation Brands, Inc. (Beverages)		3.750%	05/01/2050	550,000	400,092
Edgewell Personal Care Co. (Personal Care Products)	(b)	5.500%	06/01/2028	50,000	49,747
Edgewell Personal Care Co. (Personal Care Products)	(b)	4.125%	04/01/2029	25,000	23,615
Energizer Holdings, Inc. (Household Products)	(b)	6.500%	12/31/2027	25,000	25,285
Energizer Holdings, Inc. (Household Products)	(b)	4.375%	03/31/2029	75,000	70,936
Flowers Foods, Inc. (Food Products)		3.500%	10/01/2026	675,000	665,121
Flowers Foods, Inc. (Food Products)		2.400%	03/15/2031	185,000	161,491
Grupo Bimbo S.A.B. de C.V. (Food Products)	(b)	4.875%	06/27/2044	925,000	800,456
Kenvue, Inc. (Personal Care Products)		5.050%	03/22/2028	360,000	368,661
Kenvue, Inc. (Personal Care Products)		4.900%	03/22/2033	300,000	304,438
Kraft Heinz Foods Co. (Food Products)		4.375%	06/01/2046	225,000	182,031
Kroger Co. / The (Consumer Staples Distribution & Retail)		3.950%	01/15/2050	375,000	281,992
Mars, Inc. (Food Products)	(b)	5.200%	03/01/2035	370,000	374,432
Mars, Inc. (Food Products)	(b)	5.700%	05/01/2055	200,000	199,512
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(b)	4.250%	08/01/2029	50,000	48,212
Performance Food Group, Inc. (Consumer Staples Distribution & Retail)	(b)	6.125%	09/15/2032	50,000	51,147
Philip Morris International, Inc. (Tobacco)		3.875%	08/21/2042	715,000	581,474
Post Holdings, Inc. (Food Products)	(b)	6.250%	02/15/2032	75,000	77,076
Post Holdings, Inc. (Food Products)	(b)	6.375%	03/01/2033	25,000	25,228
The Campbell's Company (Food Products)		4.750%	03/23/2035	270,000	259,399
Tyson Foods, Inc. (Food Products)		5.700%	03/15/2034	500,000	517,621
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.750%	02/15/2029	50,000	49,123
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	4.625%	06/01/2030	75,000	73,025
U.S. Foods, Inc. (Consumer Staples Distribution & Retail)	(b)	5.750%	04/15/2033	25,000	24,974
					8,467,362
Energy–1.6%
Aethon United BR LP / Aethon United Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.500%	10/01/2029	25,000	26,223
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.750%	01/15/2028	75,000	74,873
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.375%	06/15/2029	75,000	74,436
Antero Midstream Partners LP / Antero Midstream Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.625%	02/01/2032	25,000	25,821
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.875%	04/01/2027	50,000	50,051
Archrock Partners LP / Archrock Partners Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/01/2028	25,000	25,083
Aris Water Holdings LLC (Energy Equip. & Svs.)	(b)	7.250%	04/01/2030	25,000	25,793
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	5.875%	06/30/2029	75,000	75,128
Ascent Resources Utica Holdings LLC / ARU Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	6.625%	07/15/2033	25,000	25,362
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.000%	07/15/2029	25,000	26,091
Blue Racer Midstream LLC / Blue Racer Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.250%	07/15/2032	50,000	52,983
BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels)		3.588%	04/14/2027	400,000	396,066
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	(b)	5.000%	12/15/2029	175,000	176,577
Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)		4.250%	04/15/2027	400,000	398,875
Chevron Corp. (Oil, Gas & Consumable Fuels)		3.078%	05/11/2050	475,000	319,888
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.375%	07/01/2028	50,000	51,196
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	8.625%	11/01/2030	25,000	25,381
Civitas Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	9.625%	06/15/2033	25,000	25,630
CNX Midstream Partners LP (Oil, Gas & Consumable Fuels)	(b)	4.750%	04/15/2030	100,000	94,457
CNX Resources Corp. (Oil, Gas & Consumable Fuels)	(b)	7.250%	03/01/2032	50,000	51,771
Columbia Pipelines Holding Co. LLC (Oil, Gas & Consumable Fuels)	(b)	5.681%	01/15/2034	425,000	430,224
Comstock Resources, Inc. (Oil, Gas & Consumable Fuels)	(b)	6.750%	03/01/2029	100,000	100,224
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		6.250%	03/15/2053	100,000	98,874
Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)		5.750%	04/18/2054	290,000	269,185
DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	(b)	4.375%	06/15/2031	50,000	47,879

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Energy (continued)
Eastern Gas Transmission & Storage, Inc. (Oil, Gas & Consumable Fuels)		3.900%	11/15/2049	$150,000	$107,546
Energy Transfer LP (Oil, Gas & Consumable Fuels)		3.750%	05/15/2030	500,000	479,729
Energy Transfer LP (Oil, Gas & Consumable Fuels)		5.750%	02/15/2033	250,000	259,498
Eni SpA (Oil, Gas & Consumable Fuels)	(b)	5.500%	05/15/2034	355,000	357,609
Eni SpA (Oil, Gas & Consumable Fuels)	(b)	5.950%	05/15/2054	225,000	217,674
EQT Corp. (Oil, Gas & Consumable Fuels)	(b)	4.500%	01/15/2029	47,000	46,429
EQT Corp. (Oil, Gas & Consumable Fuels)	(b)	4.750%	01/15/2031	50,000	49,214
Expand Energy Corp. (Oil, Gas & Consumable Fuels)		5.375%	03/15/2030	25,000	25,070
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	5.125%	06/15/2028	50,000	49,649
Hess Midstream Operations LP (Oil, Gas & Consumable Fuels)	(b)	6.500%	06/01/2029	50,000	51,420
Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)		3.250%	08/01/2050	220,000	142,258
Kodiak Gas Services LLC (Energy Equip. & Svs.)	(b)	7.250%	02/15/2029	25,000	25,860
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(b)	6.500%	04/15/2032	50,000	50,026
Matador Resources Co. (Oil, Gas & Consumable Fuels)	(b)	6.250%	04/15/2033	25,000	24,815
MPLX LP (Oil, Gas & Consumable Fuels)		4.950%	03/14/2052	375,000	310,455
Nabors Industries Ltd. (Energy Equip. & Svs.)	(b)	7.500%	01/15/2028	25,000	22,303
Nabors Industries, Inc. (Energy Equip. & Svs.)	(b)	9.125%	01/31/2030	25,000	23,938
Northriver Midstream Finance LP (Oil, Gas & Consumable Fuels)	(b)	6.750%	07/15/2032	75,000	77,672
ONEOK, Inc. (Oil, Gas & Consumable Fuels)		6.625%	09/01/2053	275,000	285,798
Ovintiv, Inc. (Oil, Gas & Consumable Fuels)		7.100%	07/15/2053	275,000	284,976
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(b)	7.000%	01/15/2032	25,000	25,917
Permian Resources Operating LLC (Oil, Gas & Consumable Fuels)	(b)	6.250%	02/01/2033	25,000	25,232
Plains All American Pipeline LP / PAA Finance Corp. (Oil, Gas & Consumable Fuels)		5.150%	06/01/2042	475,000	423,173
Precision Drilling Corp. (Energy Equip. & Svs.)	(b)	6.875%	01/15/2029	25,000	24,697
Range Resources Corp. (Oil, Gas & Consumable Fuels)		8.250%	01/15/2029	50,000	51,478
Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels)	(b)	6.750%	03/15/2033	75,000	78,275
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. (Oil, Gas & Consumable Fuels)	(b)	7.875%	11/01/2028	25,000	26,177
SM Energy Co. (Oil, Gas & Consumable Fuels)		6.500%	07/15/2028	25,000	25,219
SM Energy Co. (Oil, Gas & Consumable Fuels)	(b)	6.750%	08/01/2029	25,000	24,908
Targa Resources Corp. (Oil, Gas & Consumable Fuels)		4.200%	02/01/2033	555,000	520,035
TGNR Intermediate Holdings LLC (Oil, Gas & Consumable Fuels)	(b)	5.500%	10/15/2029	50,000	48,454
U.S.A. Compression Partners LP / U.S.A. Compression Finance Corp. (Energy Equip. & Svs.)	(b)	7.125%	03/15/2029	75,000	76,870
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(b)	7.500%	05/01/2033	50,000	53,541
Venture Global Plaquemines LNG LLC (Oil, Gas & Consumable Fuels)	(b)	7.750%	05/01/2035	25,000	27,061
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		3.750%	06/15/2027	675,000	667,184
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.150%	03/15/2034	225,000	224,483
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		5.600%	03/15/2035	275,000	282,685
					8,465,399
Financials–6.4%
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(b)	6.000%	08/01/2029	25,000	24,305
Acrisure LLC / Acrisure Finance, Inc. (Financial Services)	(b)	7.500%	11/06/2030	25,000	25,826
Acrisure LLC / Acrisure Finance, Inc. (Insurance)	(b)	6.750%	07/01/2032	25,000	25,354
AIA Group Ltd. (Insurance)	(b)	4.950%	04/04/2033	260,000	263,611
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(b)	7.000%	01/15/2031	75,000	77,581
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (Insurance)	(b)	7.375%	10/01/2032	75,000	77,311
American Express Co. (Consumer Finance)		3.300%	05/03/2027	775,000	763,257
AmWINS Group, Inc. (Insurance)	(b)	6.375%	02/15/2029	50,000	50,962
AmWINS Group, Inc. (Insurance)	(b)	4.875%	06/30/2029	75,000	72,886
Aon North America, Inc. (Insurance)		5.750%	03/01/2054	400,000	394,176
Ardonagh Group Finance Ltd. (Insurance)	(b)	8.875%	02/15/2032	200,000	210,449
AssuredPartners, Inc. (Insurance)	(b)	5.625%	01/15/2029	50,000	49,867
AssuredPartners, Inc. (Insurance)	(b)	7.500%	02/15/2032	25,000	26,788
Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance, Inc. (Insurance)	(b)	7.125%	05/15/2031	75,000	77,969
Bank of America Corp. (Rate is fixed until 04/29/2030, then SOFR + 215) (Banks)	(d)	2.592%	04/29/2031	1,200,000	1,097,041
Bank of America Corp. (Rate is fixed until 04/22/2031, then SOFR + 132) (Banks)	(d)	2.687%	04/22/2032	250,000	224,356
Bank of America Corp. (Rate is fixed until 04/25/2033, then SOFR + 191) (Banks)	(d)	5.288%	04/25/2034	300,000	306,010
Bank of America Corp. (Rate is fixed until 01/24/2035, then SOFR + 131) (Banks)	(d)	5.511%	01/24/2036	1,100,000	1,131,036
Bank of New York Mellon / The (Rate is fixed until 04/20/2028, then SOFR + 114) (Capital Markets)	(d)	4.729%	04/20/2029	350,000	354,945
Bank of New York Mellon Corp. / The (Rate is fixed until 06/13/2027, then SOFR + 115) (Capital Markets)	(d)	3.992%	06/13/2028	300,000	298,937
Blackrock, Inc. (Capital Markets)		1.900%	01/28/2031	425,000	373,964
BroadStreet Partners, Inc. (Insurance)	(b)	5.875%	04/15/2029	200,000	197,652
Chubb INA Holdings LLC (Insurance)		3.350%	05/03/2026	425,000	421,732
Citigroup, Inc. (Rate is fixed until 01/29/2030, then SOFR + 115) (Banks)	(d)	2.666%	01/29/2031	1,300,000	1,191,949
Citigroup, Inc. (Rate is fixed until 02/13/2034, then SOFR + 206) (Banks)	(d)	5.827%	02/13/2035	225,000	229,582
Citigroup, Inc. (Rate is fixed until 01/24/2035, then SOFR + 183) (Banks)	(d)	6.020%	01/24/2036	300,000	308,075

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Citizens Bank N.A. (Banks)		3.750%	02/18/2026	$475,000	$472,066
CNA Financial Corp. (Insurance)		5.500%	06/15/2033	600,000	615,242
Comerica, Inc. (Rate is fixed until 01/30/2029, then SOFR + 216) (Banks)	(d)	5.982%	01/30/2030	320,000	327,773
Corebridge Financial, Inc. (Financial Services)		5.750%	01/15/2034	170,000	176,616
Corebridge Global Funding (Financial Services)	(b)	5.900%	09/19/2028	400,000	417,926
Daimler Truck Finance North America LLC (Consumer Finance)	(b)	2.000%	12/14/2026	540,000	521,893
Daimler Truck Finance North America LLC (Consumer Finance)	(b)	2.375%	12/14/2028	180,000	167,986
Fidelity National Information Services, Inc. (Financial Services)		3.100%	03/01/2041	305,000	224,093
Fifth Third Bancorp (Rate is fixed until 01/29/2031, then SOFR + 184) (Banks)	(d)	5.631%	01/29/2032	270,000	280,984
Fiserv, Inc. (Financial Services)		3.500%	07/01/2029	425,000	409,403
FNB Corp. (Banks)		5.150%	08/25/2025	320,000	320,037
FNB Corp. (Rate is fixed until 12/11/2029, then SOFRINDX + 193) (Banks)	(d)	5.722%	12/11/2030	350,000	351,982
Ford Motor Credit Co. LLC (Consumer Finance)		6.950%	03/06/2026	500,000	504,822
Ford Motor Credit Co. LLC (Consumer Finance)		7.122%	11/07/2033	200,000	207,567
General Motors Financial Co., Inc. (Consumer Finance)		5.000%	04/09/2027	360,000	362,228
General Motors Financial Co., Inc. (Consumer Finance)		5.750%	02/08/2031	425,000	436,697
Goldman Sachs Group, Inc. / The (Capital Markets)		3.800%	03/15/2030	1,150,000	1,122,245
Goldman Sachs Group, Inc. / The (Rate is fixed until 01/27/2031, then SOFR + 109) (Capital Markets)	(d)	1.992%	01/27/2032	250,000	216,539
Goldman Sachs Group, Inc. / The (Rate is fixed until 04/25/2034, then SOFR + 155) (Capital Markets)	(d)	5.851%	04/25/2035	250,000	262,172
HUB International Ltd. (Insurance)	(b)	5.625%	12/01/2029	225,000	225,030
HUB International Ltd. (Insurance)	(b)	7.250%	06/15/2030	25,000	26,126
Huntington Bancshares, Inc. (Rate is fixed until 08/04/2027, then SOFR + 197) (Banks)	(d)	4.443%	08/04/2028	450,000	449,751
Huntington Bancshares, Inc. (Rate is fixed until 02/02/2034, then SOFRINDX + 187) (Banks)	(d)	5.709%	02/02/2035	275,000	281,032
Hyundai Capital America (Consumer Finance)	(b)	5.300%	01/08/2029	675,000	685,817
Jefferies Financial Group, Inc. (Capital Markets)		2.750%	10/15/2032	380,000	319,847
John Deere Capital Corp. (Consumer Finance)		5.050%	03/03/2026	450,000	452,020
John Deere Capital Corp. (Consumer Finance)		3.450%	03/07/2029	270,000	263,459
John Deere Capital Corp. (Consumer Finance)		2.800%	07/18/2029	630,000	596,630
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	8.500%	03/15/2030	50,000	52,996
Jones Deslauriers Insurance Management, Inc. (Insurance)	(b)	10.500%	12/15/2030	75,000	79,936
JPMorgan Chase & Co. (Rate is fixed until 04/22/2030, then SOFR + 204) (Banks)	(d)	2.522%	04/22/2031	1,025,000	937,153
JPMorgan Chase & Co. (Rate is fixed until 11/19/2030, then TSFR3M + 111) (Banks)	(d)	1.764%	11/19/2031	100,000	86,648
JPMorgan Chase & Co. (Rate is fixed until 04/22/2031, then TSFR3M + 125) (Banks)	(d)	2.580%	04/22/2032	100,000	89,307
JPMorgan Chase & Co. (Rate is fixed until 01/25/2032, then SOFR + 126) (Banks)	(d)	2.963%	01/25/2033	200,000	179,766
JPMorgan Chase & Co. (Rate is fixed until 09/14/2032, then SOFR + 258) (Banks)	(d)	5.717%	09/14/2033	300,000	312,689
JPMorgan Chase & Co. (Rate is fixed until 06/01/2033, then SOFR + 185) (Banks)	(d)	5.350%	06/01/2034	400,000	411,529
JPMorgan Chase & Co. (Rate is fixed until 10/23/2033, then SOFR + 181) (Banks)	(d)	6.254%	10/23/2034	100,000	108,684
KeyCorp (Rate is fixed until 03/06/2034, then SOFRINDX + 242) (Banks)	(d)	6.401%	03/06/2035	350,000	373,347
Lincoln Financial Global Funding (Insurance)	(b)	5.300%	01/13/2030	170,000	174,683
M&T Bank Corp. (Rate is fixed until 10/30/2028, then SOFR + 280) (Banks)	(d)	7.413%	10/30/2029	225,000	244,025
M&T Bank Corp. (Rate is fixed until 03/13/2031, then SOFR + 226) (Banks)	(d)	6.082%	03/13/2032	295,000	311,537
M&T Bank Corp. (Rate is fixed until 01/27/2033, then SOFR + 185) (Banks)	(d)	5.053%	01/27/2034	200,000	197,174
Marsh & McLennan Cos., Inc. (Insurance)		4.650%	03/15/2030	325,000	328,665
Mercedes-Benz Finance North America LLC (Consumer Finance)	(b)	4.800%	03/30/2026	750,000	752,023
MetLife, Inc. (Insurance)		6.375%	06/15/2034	400,000	443,371
Metropolitan Life Global Funding I (Insurance)	(b)	5.150%	03/28/2033	230,000	233,434
Morgan Stanley (Capital Markets)		6.250%	08/09/2026	275,000	280,465
Morgan Stanley (Rate is fixed until 01/24/2028, then TSFR3M + 140) (Capital Markets)	(d)	3.772%	01/24/2029	425,000	418,932
Morgan Stanley (Rate is fixed until 02/13/2031, then SOFR + 103) (Capital Markets)	(d)	1.794%	02/13/2032	295,000	252,386
Morgan Stanley (Rate is fixed until 04/28/2031, then SOFR + 102) (Capital Markets)	(d)	1.928%	04/28/2032	250,000	213,748
Morgan Stanley (Rate is fixed until 04/21/2033, then SOFR + 187) (Capital Markets)	(d)	5.250%	04/21/2034	195,000	198,363
Morgan Stanley (Rate is fixed until 07/21/2033, then SOFR + 188) (Capital Markets)	(d)	5.424%	07/21/2034	100,000	102,440
Morgan Stanley (Rate is fixed until 01/18/2034, then SOFR + 173) (Capital Markets)	(d)	5.466%	01/18/2035	140,000	143,227
Morgan Stanley (Rate is fixed until 01/18/2035, then SOFR + 142) (Capital Markets)	(d)	5.587%	01/18/2036	200,000	205,303
Northern Trust Corp. (Capital Markets)		6.125%	11/02/2032	380,000	410,330
Pacific Life Global Funding II (Insurance)	(b)	4.900%	01/11/2029	700,000	711,935
Panther Escrow Issuer LLC (Insurance)	(b)	7.125%	06/01/2031	75,000	77,906
PNC Financial Services Group, Inc. / The (Rate is fixed until 06/06/2032, then SOFRINDX + 185) (Banks)	(d)	4.626%	06/06/2033	630,000	611,469
PNC Financial Services Group, Inc. / The (Rate is fixed until 01/29/2035, then SOFR + 139) (Banks)	(d)	5.575%	01/29/2036	140,000	144,294
Prudential Financial, Inc. (Insurance)		3.700%	03/13/2051	650,000	477,758
Raymond James Financial, Inc. (Capital Markets)		4.650%	04/01/2030	100,000	101,312
Regions Financial Corp. (Rate is fixed until 06/06/2029, then SOFR + 149) (Banks)	(d)	5.722%	06/06/2030	330,000	340,825
Rocket Cos., Inc. (Financial Services)	(b)	6.375%	08/01/2033	25,000	25,580
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	3.625%	03/01/2029	75,000	71,269
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (Financial Services)	(b)	4.000%	10/15/2033	50,000	44,733

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Financials (continued)
Ryan Specialty LLC (Insurance)	(b)	4.375%	02/01/2030	$50,000	$48,360
Ryan Specialty LLC (Insurance)	(b)	5.875%	08/01/2032	25,000	25,197
S&P Global, Inc. (Capital Markets)		2.900%	03/01/2032	390,000	354,554
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (Financial Services)	(b)	6.750%	08/15/2032	25,000	25,964
Travelers Cos., Inc. / The (Insurance)		5.450%	05/25/2053	180,000	176,030
Truist Financial Corp. (Rate is fixed until 10/28/2025, then SOFR + 163) (Banks)	(d)	5.900%	10/28/2026	550,000	552,263
Truist Financial Corp. (Rate is fixed until 06/08/2033, then SOFR + 236) (Banks)	(d)	5.867%	06/08/2034	150,000	156,704
U.S. Bancorp (Rate is fixed until 07/22/2032, then SOFR + 211) (Banks)	(d)	4.967%	07/22/2033	500,000	493,866
U.S. Bancorp (Rate is fixed until 06/10/2033, then SOFR + 226) (Banks)	(d)	5.836%	06/12/2034	200,000	210,083
United Wholesale Mortgage LLC (Financial Services)	(b)	5.500%	11/15/2025	50,000	49,992
United Wholesale Mortgage LLC (Financial Services)	(b)	5.500%	04/15/2029	50,000	48,533
USI, Inc. (Insurance)	(b)	7.500%	01/15/2032	150,000	158,274
UWM Holdings LLC (Financial Services)	(b)	6.625%	02/01/2030	25,000	25,026
Wells Fargo & Co. (Rate is fixed until 07/25/2028, then SOFR + 174) (Banks)	(d)	5.574%	07/25/2029	250,000	258,139
Wells Fargo & Co. (Rate is fixed until 02/11/2030, then TSFR3M + 126) (Banks)	(d)	2.572%	02/11/2031	525,000	480,961
Wells Fargo & Co. (Rate is fixed until 07/25/2032, then SOFR + 210) (Banks)	(d)	4.897%	07/25/2033	550,000	550,107
Wells Fargo & Co. (Rate is fixed until 04/24/2033, then SOFR + 202) (Banks)	(d)	5.389%	04/24/2034	150,000	153,487
Wells Fargo & Co. (Rate is fixed until 10/23/2033, then SOFR + 206) (Banks)	(d)	6.491%	10/23/2034	200,000	218,606
Wells Fargo & Co. (Rate is fixed until 01/23/2034, then SOFR + 178) (Banks)	(d)	5.499%	01/23/2035	200,000	205,104
					33,314,096
Health Care–2.1%
Abbott Laboratories (Health Care Equip. & Supplies)		3.750%	11/30/2026	510,000	508,320
AbbVie, Inc. (Biotechnology)		4.875%	03/15/2030	400,000	409,600
AbbVie, Inc. (Biotechnology)		4.250%	11/21/2049	750,000	617,858
AHP Health Partners, Inc. (Health Care Providers & Svs.)	(b)	5.750%	07/15/2029	75,000	73,137
Alcon Finance Corp. (Health Care Equip. & Supplies)	(b)	2.600%	05/27/2030	400,000	365,678
Amgen, Inc. (Biotechnology)		5.250%	03/02/2033	265,000	271,366
Amgen, Inc. (Biotechnology)		3.375%	02/21/2050	500,000	351,718
Amgen, Inc. (Biotechnology)		5.650%	03/02/2053	165,000	161,105
AstraZeneca PLC (Pharmaceuticals)		3.125%	06/12/2027	810,000	796,289
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	4.625%	07/15/2028	75,000	73,647
Avantor Funding, Inc. (Health Care Equip. & Supplies)	(b)	3.875%	11/01/2029	25,000	23,670
Bausch Health Cos., Inc. (Pharmaceuticals)	(b)	4.875%	06/01/2028	125,000	105,443
Becton Dickinson & Co. (Health Care Equip. & Supplies)		3.794%	05/20/2050	168,000	125,158
Biogen, Inc. (Biotechnology)		3.150%	05/01/2050	300,000	189,068
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.900%	02/20/2028	400,000	398,150
Bristol-Myers Squibb Co. (Pharmaceuticals)		3.700%	03/15/2052	270,000	196,697
Bristol-Myers Squibb Co. (Pharmaceuticals)		5.550%	02/22/2054	185,000	180,484
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.625%	03/15/2027	25,000	24,625
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	6.000%	01/15/2029	50,000	48,093
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	6.125%	04/01/2030	25,000	18,487
CHS / Community Health Systems, Inc. (Health Care Providers & Svs.)	(b)	5.250%	05/15/2030	25,000	22,169
Concentra Health Services, Inc. (Health Care Providers & Svs.)	(b)	6.875%	07/15/2032	50,000	51,768
CVS Health Corp. (Health Care Providers & Svs.)		4.250%	04/01/2050	550,000	416,103
Danaher Corp. (Life Sciences Tools & Svs.)		2.600%	10/01/2050	820,000	492,794
Elevance Health, Inc. (Health Care Providers & Svs.)		4.750%	02/15/2033	380,000	377,616
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		6.377%	11/22/2052	255,000	274,741
Gilead Sciences, Inc. (Biotechnology)		5.250%	10/15/2033	190,000	196,560
HCA, Inc. (Health Care Providers & Svs.)		5.200%	06/01/2028	115,000	117,493
HCA, Inc. (Health Care Providers & Svs.)		3.500%	07/15/2051	600,000	397,455
HCA, Inc. (Health Care Providers & Svs.)		6.000%	04/01/2054	110,000	107,613
HealthEquity, Inc. (Health Care Providers & Svs.)	(b)	4.500%	10/01/2029	75,000	72,921
Insulet Corp. (Health Care Equip. & Supplies)	(b)	6.500%	04/01/2033	50,000	52,129
IQVIA, Inc. (Life Sciences Tools & Svs.)	(b)	6.250%	06/01/2032	50,000	51,311
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	3.875%	04/01/2029	25,000	23,981
Medline Borrower LP (Health Care Equip. & Supplies)	(b)	5.250%	10/01/2029	175,000	173,636
Opal Bidco SAS (Pharmaceuticals)	(b)	6.500%	03/31/2032	200,000	204,123
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		4.450%	05/19/2028	400,000	403,205
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		4.750%	05/19/2033	350,000	348,948
Pfizer Investment Enterprises Pte. Ltd. (Pharmaceuticals)		5.300%	05/19/2053	275,000	259,603
Raven Acquisition Holdings LLC (Health Care Providers & Svs.)	(b)	6.875%	11/15/2031	75,000	75,003
Regeneron Pharmaceuticals, Inc. (Biotechnology)		2.800%	09/15/2050	527,000	314,609
Select Medical Corp. (Health Care Providers & Svs.)	(b)	6.250%	12/01/2032	75,000	75,448
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		2.050%	03/31/2030	350,000	313,460
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)		3.025%	07/09/2040	400,000	299,104
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.625%	06/15/2028	50,000	49,373
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.125%	10/01/2028	25,000	25,035
Tenet Healthcare Corp. (Health Care Providers & Svs.)		4.250%	06/01/2029	25,000	24,245

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Health Care (continued)
Tenet Healthcare Corp. (Health Care Providers & Svs.)		6.750%	05/15/2031	$25,000	$25,865
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		5.050%	04/15/2053	400,000	357,032
Zoetis, Inc. (Pharmaceuticals)		3.000%	05/15/2050	600,000	394,324
					10,936,260
Industrials–2.7%
Air Lease Corp. (Trading Companies & Distributors)		5.850%	12/15/2027	270,000	279,250
Airbus SE (Aerospace & Defense)	(b)	3.150%	04/10/2027	800,000	787,626
Allied Universal Holdco LLC (Commercial Svs. & Supplies)	(b)	7.875%	02/15/2031	50,000	52,235
Allied Universal Holdco LLC / Allied Universal Finance Corp. (Commercial Svs. & Supplies)	(b)	6.000%	06/01/2029	200,000	194,514
Amentum Holdings, Inc. (Professional Svs.)	(b)	7.250%	08/01/2032	75,000	77,186
BAE Systems PLC (Aerospace & Defense)	(b)	3.000%	09/15/2050	500,000	326,075
Boeing Co. / The (Aerospace & Defense)		2.196%	02/04/2026	475,000	467,586
Boeing Co. / The (Aerospace & Defense)		5.805%	05/01/2050	350,000	335,650
Brink's Co. / The (Commercial Svs. & Supplies)	(b)	6.500%	06/15/2029	50,000	51,540
Brink's Co. / The (Commercial Svs. & Supplies)	(b)	6.750%	06/15/2032	25,000	26,035
Burlington Northern Santa Fe LLC (Ground Transportation)		5.200%	04/15/2054	350,000	331,265
CACI International, Inc. (Professional Svs.)	(b)	6.375%	06/15/2033	25,000	25,799
Canadian Pacific Railway Co. (Ground Transportation)		1.750%	12/02/2026	90,000	86,853
Canadian Pacific Railway Co. (Ground Transportation)		3.000%	12/02/2041	75,000	54,537
Canadian Pacific Railway Co. (Ground Transportation)		3.500%	05/01/2050	675,000	480,297
Carrier Global Corp. (Building Products)		5.900%	03/15/2034	130,000	138,405
Carrier Global Corp. (Building Products)		6.200%	03/15/2054	160,000	171,441
Clarivate Science Holdings Corp. (Professional Svs.)	(b)	4.875%	07/01/2029	75,000	70,620
CNH Industrial N.V. (Machinery)		3.850%	11/15/2027	425,000	420,641
CP Atlas Buyer, Inc. (Building Products)	(b)	7.000%	12/01/2028	25,000	23,139
Dun & Bradstreet Corp. / The (Professional Svs.)	(b)	5.000%	12/15/2029	75,000	76,875
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(b)	6.625%	12/15/2030	100,000	102,217
EMRLD Borrower LP / Emerald Co-Issuer, Inc. (Electrical Equip.)	(b)	6.750%	07/15/2031	25,000	25,875
Enpro, Inc. (Machinery)	(b)	6.125%	06/01/2033	25,000	25,558
Equifax, Inc. (Professional Svs.)		2.600%	12/15/2025	750,000	743,095
ERAC U.S.A. Finance LLC (Ground Transportation)	(b)	4.600%	05/01/2028	150,000	151,743
Foundation Building Materials, Inc. (Trading Companies & Distributors)	(b)	6.000%	03/01/2029	100,000	91,721
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	4.625%	02/15/2027	25,000	24,845
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	6.000%	06/01/2029	25,000	24,401
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	8.250%	08/01/2032	50,000	51,310
Garda World Security Corp. (Commercial Svs. & Supplies)	(b)	8.375%	11/15/2032	100,000	102,721
Gates Corp. (Machinery)	(b)	6.875%	07/01/2029	50,000	51,918
General Dynamics Corp. (Aerospace & Defense)		1.150%	06/01/2026	745,000	724,822
Goat Holdco LLC (Aerospace & Defense)	(b)	6.750%	02/01/2032	25,000	25,413
GYP Holdings III Corp. (Building Products)	(b)	4.625%	05/01/2029	25,000	25,058
HEICO Corp. (Aerospace & Defense)		5.350%	08/01/2033	330,000	337,742
Herc Holdings, Inc. (Trading Companies & Distributors)	(b)	7.000%	06/15/2030	50,000	52,218
Honeywell International, Inc. (Industrial Conglomerates)		2.800%	06/01/2050	370,000	234,150
Huntington Ingalls Industries, Inc. (Aerospace & Defense)		3.483%	12/01/2027	560,000	547,487
Ingersoll Rand, Inc. (Machinery)		5.450%	06/15/2034	110,000	113,120
Ingersoll Rand, Inc. (Machinery)		5.700%	06/15/2054	180,000	178,222
Interface, Inc. (Commercial Svs. & Supplies)	(b)	5.500%	12/01/2028	50,000	49,285
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	4.125%	06/30/2028	25,000	24,287
Madison IAQ LLC (Commercial Svs. & Supplies)	(b)	5.875%	06/30/2029	100,000	98,377
Masco Corp. (Building Products)		3.500%	11/15/2027	200,000	195,729
Masterbrand, Inc. (Building Products)	(b)	7.000%	07/15/2032	25,000	25,531
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC (Building Products)	(b)	6.750%	04/01/2032	25,000	25,641
MIWD Holdco II LLC / MIWD Finance Corp. (Building Products)	(b)	5.500%	02/01/2030	25,000	23,765
Northrop Grumman Corp. (Aerospace & Defense)		3.250%	01/15/2028	625,000	610,596
QXO Building Products, Inc. (Trading Companies & Distributors)	(b)	6.750%	04/30/2032	25,000	25,755
Republic Services, Inc. (Commercial Svs. & Supplies)		4.875%	04/01/2029	200,000	204,255
Republic Services, Inc. (Commercial Svs. & Supplies)		2.375%	03/15/2033	200,000	170,873
RTX Corp. (Aerospace & Defense)		5.150%	02/27/2033	630,000	643,972
Ryder System, Inc. (Ground Transportation)		5.250%	06/01/2028	250,000	256,495
Science Applications International Corp. (Professional Svs.)	(b)	4.875%	04/01/2028	50,000	49,225
SPX FLOW, Inc. (Machinery)	(b)	8.750%	04/01/2030	100,000	103,756
SS&C Technologies, Inc. (Professional Svs.)	(b)	5.500%	09/30/2027	75,000	75,066
SS&C Technologies, Inc. (Professional Svs.)	(b)	6.500%	06/01/2032	25,000	25,953
Standard Building Solutions, Inc. (Building Products)	(b)	6.500%	08/15/2032	50,000	51,232
Textron, Inc. (Aerospace & Defense)		3.650%	03/15/2027	500,000	493,573
TransDigm, Inc. (Aerospace & Defense)	(b)	6.750%	08/15/2028	25,000	25,528
TransDigm, Inc. (Aerospace & Defense)	(b)	6.375%	03/01/2029	25,000	25,649
TransDigm, Inc. (Aerospace & Defense)	(b)	6.875%	12/15/2030	25,000	25,940

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Industrials (continued)
TransDigm, Inc. (Aerospace & Defense)	(b)	6.625%	03/01/2032	$50,000	$51,770
TransDigm, Inc. (Aerospace & Defense)	(b)	6.375%	05/31/2033	50,000	50,045
Uber Technologies, Inc. (Ground Transportation)		4.300%	01/15/2030	245,000	243,870
Union Pacific Corp. (Ground Transportation)		2.375%	05/20/2031	585,000	525,955
United Parcel Service, Inc. (Air Freight & Logistics)		4.875%	03/03/2033	450,000	457,734
United Rentals North America, Inc. (Trading Companies & Distributors)		4.875%	01/15/2028	50,000	49,801
United Rentals North America, Inc. (Trading Companies & Distributors)		3.875%	02/15/2031	50,000	47,018
Verisk Analytics, Inc. (Professional Svs.)		4.125%	03/15/2029	400,000	397,311
Waste Connections, Inc. (Commercial Svs. & Supplies)		2.600%	02/01/2030	200,000	186,092
Waste Connections, Inc. (Commercial Svs. & Supplies)		4.200%	01/15/2033	200,000	193,511
Watco Cos. LLC / Watco Finance Corp. (Ground Transportation)	(b)	7.125%	08/01/2032	25,000	26,133
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	7.250%	06/15/2028	50,000	50,621
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	6.375%	03/15/2029	25,000	25,721
WESCO Distribution, Inc. (Trading Companies & Distributors)	(b)	6.375%	03/15/2033	25,000	25,840
White Cap Buyer LLC (Building Products)	(b)	6.875%	10/15/2028	75,000	74,881
Xylem, Inc. (Machinery)		2.250%	01/30/2031	155,000	137,385
					13,885,376
Information Technology–1.6%
Apple, Inc. (Tech. Hardware, Storage & Periph.)		4.000%	05/10/2028	625,000	627,204
Apple, Inc. (Tech. Hardware, Storage & Periph.)		2.375%	02/08/2041	475,000	332,007
AppLovin Corp. (Software)		5.500%	12/01/2034	155,000	157,371
AthenaHealth Group, Inc. (Software)	(b)	6.500%	02/15/2030	125,000	123,033
Autodesk, Inc. (Software)		5.300%	06/15/2035	140,000	142,404
Broadcom, Inc. (Semiconductors & Equip.)		5.050%	07/12/2029	340,000	348,166
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.469%	04/15/2034	435,000	388,583
Broadcom, Inc. (Semiconductors & Equip.)	(b)	3.187%	11/15/2036	15,000	12,435
Capstone Borrower, Inc. (Software)	(b)	8.000%	06/15/2030	75,000	78,251
Cisco Systems, Inc. (Communications Equip.)		4.750%	02/24/2030	350,000	357,825
Cloud Software Group, Inc. (Software)	(b)	6.500%	03/31/2029	50,000	50,466
Cloud Software Group, Inc. (Software)	(b)	9.000%	09/30/2029	75,000	77,739
Cloud Software Group, Inc. (Software)	(b)	8.250%	06/30/2032	50,000	53,211
Coherent Corp. (Electronic Equip., Instr. & Comp.)	(b)	5.000%	12/15/2029	50,000	49,107
Consensus Cloud Solutions, Inc. (Software)	(b)	6.000%	10/15/2026	25,000	24,875
Consensus Cloud Solutions, Inc. (Software)	(b)	6.500%	10/15/2028	25,000	24,873
CoreWeave, Inc. (IT Svs.)	(b)	9.250%	06/01/2030	50,000	51,117
Dell International LLC / EMC Corp. (Tech. Hardware, Storage & Periph.)		5.000%	04/01/2030	280,000	284,480
Elastic N.V. (Software)	(b)	4.125%	07/15/2029	50,000	47,776
Ellucian Holdings, Inc. (Software)	(b)	6.500%	12/01/2029	25,000	25,567
Entegris, Inc. (Semiconductors & Equip.)	(b)	5.950%	06/15/2030	75,000	76,192
Fair Isaac Corp. (Software)	(b)	6.000%	05/15/2033	25,000	25,229
Fortinet, Inc. (Software)		1.000%	03/15/2026	470,000	457,909
Fortress Intermediate 3, Inc. (IT Svs.)	(b)	7.500%	06/01/2031	50,000	52,381
Gen Digital, Inc. (Software)	(b)	6.250%	04/01/2033	75,000	77,013
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5.000%	10/15/2034	400,000	388,007
Hewlett Packard Enterprise Co. (Tech. Hardware, Storage & Periph.)		5.600%	10/15/2054	180,000	166,244
Insight Enterprises, Inc. (Electronic Equip., Instr. & Comp.)	(b)	6.625%	05/15/2032	75,000	77,260
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)		5.350%	07/30/2030	200,000	206,285
Keysight Technologies, Inc. (Electronic Equip., Instr. & Comp.)		4.950%	10/15/2034	240,000	237,276
Leidos, Inc. (IT Svs.)		4.375%	05/15/2030	325,000	320,213
McAfee Corp. (Software)	(b)	7.375%	02/15/2030	150,000	141,658
NCR Voyix Corp. (Software)	(b)	5.125%	04/15/2029	25,000	24,623
Open Text Corp. (Software)	(b)	6.900%	12/01/2027	25,000	25,883
Open Text Corp. (Software)	(b)	3.875%	12/01/2029	50,000	47,096
Oracle Corp. (Software)		6.250%	11/09/2032	300,000	324,647
Rocket Software, Inc. (Software)	(b)	9.000%	11/28/2028	25,000	25,770
Rocket Software, Inc. (Software)	(b)	6.500%	02/15/2029	100,000	97,029
Roper Technologies, Inc. (Software)		1.000%	09/15/2025	525,000	520,896
Roper Technologies, Inc. (Software)		4.900%	10/15/2034	525,000	517,736
Seagate Data Storage Technology Pte. Ltd. (Tech. Hardware, Storage & Periph.)	(b)	5.875%	07/15/2030	25,000	25,373
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		8.250%	12/15/2029	25,000	26,625
Seagate HDD Cayman (Tech. Hardware, Storage & Periph.)		9.625%	12/01/2032	39,000	43,964
Synaptics, Inc. (Semiconductors & Equip.)	(b)	4.000%	06/15/2029	50,000	47,318
Trimble, Inc. (Electronic Equip., Instr. & Comp.)		6.100%	03/15/2033	250,000	265,591
TTM Technologies, Inc. (Electronic Equip., Instr. & Comp.)	(b)	4.000%	03/01/2029	50,000	47,773
UKG, Inc. (Software)	(b)	6.875%	02/01/2031	75,000	77,818
VeriSign, Inc. (IT Svs.)		2.700%	06/15/2031	510,000	457,012
Viavi Solutions, Inc. (Communications Equip.)	(b)	3.750%	10/01/2029	50,000	46,721
VMware LLC (Software)		1.400%	08/15/2026	240,000	232,124

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Information Technology (continued)
VMware LLC (Software)		2.200%	08/15/2031	$190,000	$164,908
Zebra Technologies Corp. (Electronic Equip., Instr. & Comp.)	(b)	6.500%	06/01/2032	25,000	25,707
					8,526,771
Materials–0.5%
Anglo American Capital PLC (Metals & Mining)	(b)	2.875%	03/17/2031	375,000	338,499
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance PLC (Containers & Packaging)	(b)	4.000%	09/01/2029	200,000	182,575
Ball Corp. (Containers & Packaging)		6.875%	03/15/2028	25,000	25,583
Ball Corp. (Containers & Packaging)		6.000%	06/15/2029	25,000	25,629
Celanese U.S. Holdings LLC (Chemicals)		6.750%	04/15/2033	75,000	75,779
Clearwater Paper Corp. (Paper & Forest Products)	(b)	4.750%	08/15/2028	25,000	23,686
Cleveland-Cliffs, Inc. (Metals & Mining)	(b)	7.500%	09/15/2031	25,000	24,111
Cleveland-Cliffs, Inc. (Metals & Mining)	(b)	7.000%	03/15/2032	50,000	47,133
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	6.875%	01/15/2030	50,000	51,114
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	8.750%	04/15/2030	75,000	76,712
Clydesdale Acquisition Holdings, Inc. (Containers & Packaging)	(b)	6.750%	04/15/2032	50,000	51,313
Coeur Mining, Inc. (Metals & Mining)	(b)	5.125%	02/15/2029	25,000	24,376
Crown Americas LLC (Containers & Packaging)	(b)	5.875%	06/01/2033	25,000	25,171
Crown Americas LLC / Crown Americas Capital Corp. V (Containers & Packaging)		4.250%	09/30/2026	25,000	24,860
Element Solutions, Inc. (Chemicals)	(b)	3.875%	09/01/2028	25,000	24,245
Freeport-McMoRan, Inc. (Metals & Mining)		5.400%	11/14/2034	250,000	253,909
Glencore Funding LLC (Metals & Mining)	(b)	3.375%	09/23/2051	350,000	231,479
Graphic Packaging International LLC (Containers & Packaging)	(b)	3.500%	03/01/2029	25,000	23,579
Graphic Packaging International LLC (Containers & Packaging)	(b)	3.750%	02/01/2030	25,000	23,437
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. (Chemicals)	(b)	9.000%	07/01/2028	50,000	50,246
Mauser Packaging Solutions Holding Co. (Containers & Packaging)	(b)	7.875%	04/15/2027	25,000	25,410
OI European Group B.V. (Containers & Packaging)	(b)	4.750%	02/15/2030	25,000	24,049
Owens-Brockway Glass Container, Inc. (Containers & Packaging)	(b)	7.375%	06/01/2032	25,000	25,471
Quikrete Holdings, Inc. (Construction Materials)	(b)	6.375%	03/01/2032	25,000	25,708
Quikrete Holdings, Inc. (Construction Materials)	(b)	6.750%	03/01/2033	25,000	25,796
RPM International, Inc. (Chemicals)		4.550%	03/01/2029	100,000	99,860
Sealed Air Corp. (Containers & Packaging)	(b)	4.000%	12/01/2027	50,000	48,799
Sealed Air Corp. (Containers & Packaging)	(b)	6.500%	07/15/2032	25,000	25,907
Sealed Air Corp. / Sealed Air Corp. U.S. (Containers & Packaging)	(b)	7.250%	02/15/2031	25,000	26,312
Standard Industries, Inc. (Construction Materials)	(b)	5.000%	02/15/2027	100,000	99,774
Trivium Packaging Finance BV (Containers & Packaging)	(b)	12.250%	01/15/2031	200,000	214,387
W.R. Grace Holdings LLC (Chemicals)	(b)	5.625%	08/15/2029	25,000	22,630
WRKCo, Inc. (Containers & Packaging)		4.000%	03/15/2028	325,000	321,917
					2,589,456
Real Estate–1.4%
Alexandria Real Estate Equities, Inc. (Health Care REITs)		1.875%	02/01/2033	530,000	423,747
American Tower Corp. (Specialized REITs)		2.700%	04/15/2031	500,000	448,375
AvalonBay Communities, Inc. (Residential REITs)		3.350%	05/15/2027	725,000	714,599
Boston Properties LP (Office REITs)		3.650%	02/01/2026	650,000	645,786
Camden Property Trust (Residential REITs)		4.900%	01/15/2034	500,000	500,018
Healthcare Realty Holdings LP (Health Care REITs)		2.000%	03/15/2031	525,000	449,500
Iron Mountain, Inc. (Specialized REITs)	(b)	7.000%	02/15/2029	50,000	51,760
Iron Mountain, Inc. (Specialized REITs)	(b)	6.250%	01/15/2033	50,000	51,410
Kimco Realty OP LLC (Retail REITs)		2.700%	10/01/2030	650,000	596,220
Mid-America Apartments LP (Residential REITs)		4.000%	11/15/2025	725,000	723,347
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	4.250%	01/15/2029	50,000	47,834
Outfront Media Capital LLC / Outfront Media Capital Corp. (Specialized REITs)	(b)	7.375%	02/15/2031	25,000	26,468
Piedmont Operating Partnership LP (Office REITs)		2.750%	04/01/2032	300,000	249,831
Regency Centers LP (Retail REITs)		2.950%	09/15/2029	875,000	827,920
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(b)	6.500%	04/01/2032	25,000	25,711
RHP Hotel Properties LP / RHP Finance Corp. (Hotel & Resort REITs)	(b)	6.500%	06/15/2033	25,000	25,719
UDR, Inc. (Residential REITs)		3.500%	01/15/2028	800,000	784,621
W.P. Carey, Inc. (Diversified REITs)		3.850%	07/15/2029	350,000	340,587
Welltower OP LLC (Health Care REITs)		4.250%	04/01/2026	475,000	473,688
XHR LP (Hotel & Resort REITs)	(b)	6.625%	05/15/2030	50,000	50,943
					7,458,084
Utilities–2.3%
Ameren Corp. (Multi-Utilities)		1.750%	03/15/2028	1,000,000	932,940
American Electric Power Co., Inc. (Electric Utilities)		5.625%	03/01/2033	380,000	395,026
Black Hills Corp. (Multi-Utilities)		2.500%	06/15/2030	370,000	332,914
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	5.000%	02/01/2031	50,000	49,462
Calpine Corp. (Ind. Power & Renewable Elec.)	(b)	3.750%	03/01/2031	25,000	23,717

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Corporate Bonds (Continued)		Rate	Maturity	Face Amount	Value
Utilities (continued)
Constellation Energy Generation LLC (Electric Utilities)		5.800%	03/01/2033	$400,000	$422,963
Constellation Energy Generation LLC (Electric Utilities)		6.125%	01/15/2034	90,000	96,922
Dominion Energy, Inc. (Multi-Utilities)		1.450%	04/15/2026	670,000	653,947
Duke Energy Corp. (Electric Utilities)		3.750%	09/01/2046	450,000	333,201
Electricite de France SA (Electric Utilities)	(b)	6.250%	05/23/2033	445,000	476,612
Emera U.S. Finance LP (Electric Utilities)		3.550%	06/15/2026	400,000	395,625
Emera U.S. Finance LP (Electric Utilities)		4.750%	06/15/2046	200,000	166,281
Enel Finance International N.V. (Electric Utilities)	(b)	2.500%	07/12/2031	750,000	657,890
Eversource Energy (Electric Utilities)		3.350%	03/15/2026	670,000	663,521
Exelon Corp. (Electric Utilities)		4.050%	04/15/2030	1,175,000	1,155,899
Exelon Corp. (Electric Utilities)		4.100%	03/15/2052	155,000	118,832
FirstEnergy Corp. (Electric Utilities)		2.650%	03/01/2030	250,000	229,545
National Fuel Gas Co. (Gas Utilities)		2.950%	03/01/2031	220,000	196,167
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		3.550%	05/01/2027	600,000	591,633
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		5.050%	03/15/2030	250,000	255,818
NextEra Energy Capital Holdings, Inc. (Electric Utilities)		2.250%	06/01/2030	600,000	540,349
NiSource, Inc. (Multi-Utilities)		5.250%	03/30/2028	105,000	107,491
NiSource, Inc. (Multi-Utilities)		5.400%	06/30/2033	500,000	511,354
NRG Energy, Inc. (Electric Utilities)	(b)	5.750%	07/15/2029	25,000	25,032
NRG Energy, Inc. (Electric Utilities)	(b)	3.875%	02/15/2032	28,000	25,713
NRG Energy, Inc. (Electric Utilities)	(b)	6.250%	11/01/2034	25,000	25,471
PPL Capital Funding, Inc. (Electric Utilities)		3.100%	05/15/2026	200,000	197,623
Puget Energy, Inc. (Electric Utilities)		2.379%	06/15/2028	685,000	646,551
Sempra (Multi-Utilities)		3.700%	04/01/2029	590,000	575,066
Southern Co. / The (Rate is fixed until 01/15/2026, then H15T5Y + 373) (Electric Utilities)	(d)	4.000%	01/15/2051	500,000	497,111
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)		5.875%	03/01/2027	25,000	24,993
Suburban Propane Partners LP / Suburban Energy Finance Corp. (Gas Utilities)	(b)	5.000%	06/01/2031	25,000	23,652
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	5.000%	01/31/2028	75,000	74,236
TerraForm Power Operating LLC (Ind. Power & Renewable Elec.)	(b)	4.750%	01/15/2030	50,000	47,870
TransAlta Corp. (Ind. Power & Renewable Elec.)		7.750%	11/15/2029	75,000	78,792
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	5.500%	09/01/2026	75,000	75,072
Vistra Operations Co. LLC (Ind. Power & Renewable Elec.)	(b)	7.750%	10/15/2031	25,000	26,571
WEC Energy Group, Inc. (Multi-Utilities)		2.200%	12/15/2028	190,000	176,689
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(b)	7.250%	01/15/2029	50,000	51,257
XPLR Infrastructure Operating Partners LP (Electric Utilities)	(b)	8.625%	03/15/2033	50,000	53,589
					11,933,397
Total Corporate Bonds (Cost $124,896,010)					$118,308,460

U.S. Government Agency Mortgage-Backed Securities–19.2%	Rate	Maturity	Face Amount	Value
Fannie Mae Pool FN BM4333	3.500%	12/01/2047	$785,178	$721,190
Fannie Mae Pool FN BN6715	4.000%	06/01/2049	2,236,642	2,111,781
Fannie Mae Pool FN BP2797	2.500%	05/01/2050	1,161,056	975,817
Fannie Mae Pool FN BP6700	2.500%	09/01/2050	3,256,493	2,747,112
Fannie Mae Pool FN BP8188	2.000%	09/01/2050	5,121,897	4,110,729
Fannie Mae Pool FN BR1844	2.500%	01/01/2051	915,047	772,391
Fannie Mae Pool FN BW7264	5.500%	11/01/2052	1,052,525	1,055,812
Fannie Mae Pool FN BW7449	5.000%	11/01/2052	948,479	933,715
Fannie Mae Pool FN BX5678	5.500%	01/01/2053	1,454,601	1,457,536
Fannie Mae Pool FN CA4819	4.000%	12/01/2049	761,215	716,678
Fannie Mae Pool FN CA5348	3.500%	03/01/2050	1,181,848	1,076,076
Fannie Mae Pool FN CA5706	2.500%	05/01/2050	1,561,445	1,314,980
Fannie Mae Pool FN CA6998	3.000%	09/01/2050	2,388,198	2,088,282
Fannie Mae Pool FN CA8118	2.000%	12/01/2050	1,525,594	1,219,076
Fannie Mae Pool FN CB3335	4.500%	04/01/2052	2,872,751	2,795,211
Fannie Mae Pool FN FM3734	3.500%	09/01/2049	878,374	815,474
Fannie Mae Pool FN FM3919	4.000%	05/01/2049	578,197	551,512
Fannie Mae Pool FN FM4122	2.000%	08/01/2050	5,085,274	4,081,430
Fannie Mae Pool FN FM4532	3.000%	09/01/2050	2,523,072	2,210,156
Fannie Mae Pool FN FM6708	2.500%	01/01/2051	2,435,926	2,055,512
Fannie Mae Pool FN FM7706	3.500%	08/01/2050	2,518,022	2,296,528
Fannie Mae Pool FN FM8745	2.500%	09/01/2051	2,573,281	2,134,994
Fannie Mae Pool FN FS2037	1.500%	05/01/2037	3,506,804	3,116,959
Fannie Mae Pool FN MA4138	1.500%	09/01/2050	3,532,286	2,663,346
Fannie Mae Pool FN MA4255	2.000%	02/01/2051	1,401,243	1,115,875
Fannie Mae Pool FN MA4536	2.000%	02/01/2037	1,962,045	1,793,229
Fannie Mae Pool FN MA4593	4.000%	03/01/2052	591,876	551,299
Fannie Mae Pool FN MA5389	6.000%	06/01/2054	1,254,800	1,275,831
Fannie Mae Pool FN MA5498	6.000%	10/01/2054	1,330,792	1,352,706

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
U.S. Government Agency Mortgage-Backed Securities (Continued)	Rate	Maturity	Face Amount	Value
Freddie Mac Pool FR QF1237	5.000%	10/01/2052	$2,292,533	$2,257,384
Freddie Mac Pool FR QF1648	5.000%	10/01/2052	651,505	642,315
Freddie Mac Pool FR RA3575	2.000%	09/01/2050	4,783,501	3,839,318
Freddie Mac Pool FR RA7279	3.500%	05/01/2052	1,208,421	1,097,494
Freddie Mac Pool FR SB8148	2.000%	04/01/2037	1,734,432	1,584,616
Freddie Mac Pool FR SB8149	2.500%	04/01/2037	1,701,154	1,588,024
Freddie Mac Pool FR SD0625	2.500%	05/01/2051	1,772,245	1,484,566
Freddie Mac Pool FR SD5958	6.500%	08/01/2054	1,627,962	1,683,865
Freddie Mac Pool FR SD7505	4.500%	08/01/2049	570,246	554,800
Freddie Mac Pool FR SD8148	3.000%	05/01/2051	1,200,899	1,046,294
Freddie Mac Pool FR SD8214	3.500%	05/01/2052	527,593	475,890
Freddie Mac Pool FR SD8218	2.000%	06/01/2052	1,288,015	1,021,323
Freddie Mac Pool FR SD8220	3.000%	06/01/2052	1,258,779	1,089,808
Freddie Mac Pool FR SD8342	5.500%	07/01/2053	2,119,895	2,124,236
Freddie Mac Pool FR SD8368	6.000%	10/01/2053	1,591,768	1,619,518
Freddie Mac Pool FR SD8469	5.500%	10/01/2054	973,501	973,684
Freddie Mac Pool FR SD8491	5.000%	12/01/2054	1,677,245	1,644,366
Freddie Mac Pool FR ZT1257	3.000%	01/01/2046	556,187	504,436
Ginnie Mae II Pool G2 MA7589	2.500%	09/20/2051	5,136,413	4,366,049
Ginnie Mae II Pool G2 MA7706	3.000%	11/20/2051	4,774,450	4,224,960
Ginnie Mae II Pool G2 MA8041	2.000%	05/20/2052	5,385,613	4,386,673
Ginnie Mae II Pool G2 MA8044	3.500%	05/20/2052	1,571,249	1,433,270
Ginnie Mae II Pool G2 MA8800	5.000%	04/20/2053	2,677,766	2,645,589
Ginnie Mae II Pool G2 MA8945	4.000%	06/20/2053	2,981,263	2,783,903
Ginnie Mae II Pool G2 MA8946	4.500%	06/20/2053	2,229,508	2,143,541
Ginnie Mae II Pool G2 MA8948	5.500%	06/20/2053	1,205,118	1,212,653
Ginnie Mae II Pool G2 MA8949	6.000%	06/20/2053	663,959	677,761
Ginnie Mae II Pool G2 MA9906	5.500%	09/20/2054	1,433,927	1,437,751
Total U.S. Government Agency Mortgage-Backed Securities (Cost $109,961,921)				$100,655,324

Investment Companies–7.5%		Shares	Value
Federated Hermes Core Trust - Emerging Markets Core Fund (Acquired 03/24/2023 through 02/27/2024, Cost $7,946,054)	(e)(f)	996,517	$8,779,315
Federated Hermes Core Trust III - Federated Project and Trade Finance Core Fund (Acquired 05/01/2020 through 09/26/2024, Cost $30,222,113)	(f)(g)	3,424,549	30,444,241
Total Investment Companies (Cost $38,168,167)			$39,223,556

Asset-Backed / Mortgage-Backed Securities–2.7%		Rate	Maturity	Face Amount	Value
Financials–2.7%
BANK 2022-BNK40 A4		3.504%	03/15/2064	$660,000	$606,361
BBCMS Mortgage Trust 2024-5C27 A2		5.550%	07/15/2057	1,377,180	1,415,637
Benchmark 2020-B19 A5		1.850%	09/15/2053	1,150,000	995,249
Benchmark 2021-B26 A2		1.957%	06/15/2054	520,000	502,867
Freddie Mac Multifamily Structured Pass Through Certificates K108 A2		1.517%	03/25/2030	400,000	356,912
Freddie Mac Multifamily Structured Pass Through Certificates K109 A2		1.558%	04/25/2030	400,000	356,129
GS Mortgage-Backed Securities Trust 2022-PJ3 A4	(b)	2.500%	08/25/2052	1,624,456	1,322,663
Home Partners of America 2022-1 B	(b)	4.330%	04/17/2039	725,297	717,427
J.P. Morgan Mortgage Trust 2022-1 A2	(b)	3.000%	07/25/2052	1,188,879	1,008,985
JP Morgan Mortgage Trust 2022-2 A3	(b)	2.500%	08/25/2052	1,585,048	1,289,175
JP Morgan Mortgage Trust 2022-3 A3	(b)	2.500%	08/25/2052	1,609,969	1,312,477
MMAF Equipment Finance LLC 2020-A5	(b)	1.560%	10/09/2042	750,000	712,961
Navient Private Education Refi Loan Trust 2020-FA A	(b)	1.220%	07/15/2069	85,148	79,358
Progress Residential 2022-SFR1 E1	(b)	3.930%	02/17/2041	900,000	846,607
Progress Residential 2022-SFR2 D	(b)	3.945%	04/17/2027	1,000,000	971,623
Progress Residential 2022-SFR4 B	(b)	4.788%	05/17/2041	800,000	794,309
Progress Residential 2023-SFR2 D	(b)	4.500%	10/17/2040	150,000	145,683
Progress Residential 2023-SFR2 E1	(b)	4.750%	10/17/2040	200,000	193,988
Progress Residential 2024-SFR1 D	(b)	3.750%	02/17/2041	500,000	471,152
SMB Private Education Loan Trust 2020-B A1A	(b)	1.290%	07/15/2053	216,556	203,993
Total Asset-Backed / Mortgage-Backed Securities (Cost $15,544,594)					$14,303,556

Sovereign Debt Issues–0.2%	Rate	Maturity	Face Amount	Value
Mexico Government International Bond	3.750%	01/11/2028	$625,000	$611,469
Mexico Government International Bond	4.500%	01/31/2050	525,000	381,176
Total Sovereign Debt Issues (Cost $1,201,376)				$992,645

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks–0.0%		Shares	Value
Communication Services–0.0%
Audacy, Inc. (Media)	(h)	113	$2,259
Total Common Stocks (Cost $77,815)			$2,259

Warrants–0.0%		Expiration	Strike Price	Quantity	Value
Communication Services–0.0%
Audacy, Inc. Second Lien Warrants (Media)	(h)	09/30/2028	$77.10	23	$—
Audacy, Inc. Second Lien Warrants (with Black-Scholes protections) (Media)	(h)	09/30/2028	77.10	137	—
Total Warrants (Cost $47)					$—
Total Investments – 97.1% (Cost $532,023,182)	(i)				$508,924,678
Other Assets in Excess of Liabilities – 2.9%					15,428,647
Net Assets – 100.0%					$524,353,325

Percentages are stated as a percent of net assets.

Abbreviations:
H15T5Y:	U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year, 3.790% at 6/30/2025
PIK:	Payment-in-Kind
REITs:	Real Estate Investment Trusts
SOFR:	Secured Overnight Financing Rate, 4.45% at 6/30/2025
SOFRINDX:	Secured Overnight Financing Rate ("SOFR") Compounded Index, 1.201% at 6/30/2025
TSFR3M:	Quarterly CME Term Secured Overnight Financing Rate ("SOFR"), 4.292% at 6/30/2025

Footnotes:
(a)
Security is partially pledged as collateral for the futures contracts outstanding at June 30, 2025.  The value of securities pledged totaled $801,490.  See also the following Schedule of Open Futures Contracts.

(b)
Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At June 30, 2025, the value of these securities totaled $36,414,317, or 6.9% of the Portfolio’s net assets.

(c)	Issuer of the security has the option to make coupon payments in cash or in additional par value of this bond (Payment-in-Kind).
(d)
Security is a fixed-then-variable rate instrument in which the coupon or dividend rate is fixed until a later specified date, then is adjusted periodically. Rates stated, including interest rate caps and floors, if any, are those in effect at June 30, 2025.

(e)
Shares of this fund have not been registered and are issued in reliance on Section 4(a)(2) and Regulation D of the Securities Act of 1933. Investments in this fund may only be made by investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act.

(f)	Represents a security deemed to be restricted. At June 30, 2025, the value of restricted securities in the Portfolio totaled $39,223,556, or 7.5% of the Portfolio’s net assets.
(g)
Open-end extended payment fund.  Beneficial interests in this fund are issued solely in private placement transactions which do not involve any “public offering”
within the meaning of Section 4(a)(2) and Regulation D of the Securities Act of 1933.  Investments in this fund may only be made by organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act and that are also “qualified purchasers” as defined in Section 2(a)(51) of the
Investment Company Act of 1940, as amended (“Eligible Investors”). This fund has adopted policies to limit the transfer of its shares, which may occur only pursuant to authorization by this fund's Board of Directors, and only to Eligible Investors.  When a redeeming shareholder of this fund presents shares to the fund's transfer agent in proper order for redemption, the fund will have up to 31 days to make payment to the redeeming shareholder. The price of redeemed shares will be determined as of the closing net asset value of the fund 24 days after receipt of a shareholder redemption request or, if such date is a weekend or holiday, on the preceding business day. The fund's NAV is calculated each day the NYSE is open.

(h)	Non-income producing security.
(i)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Ultra Bond - Long	85	September 19, 2025	$9,487,670	$9,712,578	$224,908	$41,172
CBT U.S. Long Bond - Long	15	September 19, 2025	1,669,355	1,732,031	62,676	15,000
CBT U.S. Ultra Bond - Long	8	September 19, 2025	932,354	953,000	20,646	10,750
CBT 2-Year U.S. Treasury Note - Long	431	September 30, 2025	89,392,728	89,658,102	265,374	23,571
			$101,482,107	$102,055,711	$573,604	$90,493

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Federated Core Plus Bond Portfolio (Continued)
Schedule of Open Futures Contracts	June 30, 2025 (Unaudited)
 Short Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Short	240	September 19, 2025	$(26,441,628)	$(26,910,000)	$(468,372)	$(75,001)
Total Futures Contracts			$75,040,479	$75,145,711	$105,232	$15,492
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Common Stocks–99.4%		Shares	Value
Communication Services–11.5%
Alphabet, Inc. Class A (Interactive Media & Svs.)		43,222	$7,617,013
Alphabet, Inc. Class C (Interactive Media & Svs.)		38,867	6,894,617
AT&T, Inc. (Diversified Telecom. Svs.)		200,706	5,808,432
Electronic Arts, Inc. (Entertainment)		39,163	6,254,331
Meta Platforms, Inc. Class A (Interactive Media & Svs.)		19,942	14,718,991
Netflix, Inc. (Entertainment)	(a)	4,843	6,485,406
Take-Two Interactive Software, Inc. (Entertainment)	(a)	26,108	6,340,328
TKO Group Holdings, Inc. (Entertainment)		16,008	2,912,656
T-Mobile U.S., Inc. (Wireless Telecom. Svs.)		23,395	5,574,093
Verizon Communications, Inc. (Diversified Telecom. Svs.)		126,753	5,484,602
			68,090,469
Consumer Discretionary–7.7%
Amazon.com, Inc. (Broadline Retail)	(a)	94,315	20,691,768
AutoZone, Inc. (Specialty Retail)	(a)	1,490	5,531,223
O'Reilly Automotive, Inc. (Specialty Retail)	(a)	66,360	5,981,027
Tesla, Inc. (Automobiles)	(a)	24,909	7,912,593
TJX Cos., Inc. / The (Specialty Retail)		29,013	3,582,815
Yum! Brands, Inc. (Hotels, Restaurants & Leisure)		10,128	1,500,767
			45,200,193
Consumer Staples–18.2%
Altria Group, Inc. (Tobacco)		100,527	5,893,898
Church & Dwight Co., Inc. (Household Products)		53,705	5,161,588
Clorox Co. / The (Household Products)		11,291	1,355,710
Coca-Cola Co. / The (Beverages)		90,231	6,383,843
Colgate-Palmolive Co. (Household Products)		69,390	6,307,551
Conagra Brands, Inc. (Food Products)		41,670	852,985
Costco Wholesale Corp. (Consumer Staples Distribution & Retail)		6,065	6,003,986
Dollar General Corp. (Consumer Staples Distribution & Retail)		49,491	5,660,781
General Mills, Inc. (Food Products)		91,486	4,739,890
Hershey Co. / The (Food Products)		17,759	2,947,106
Hormel Foods Corp. (Food Products)		59,826	1,809,737
Kellanova (Food Products)		57,841	4,600,095
Kenvue, Inc. (Personal Care Products)		76,097	1,592,710
Keurig Dr Pepper, Inc. (Beverages)		131,402	4,344,150
Kimberly-Clark Corp. (Household Products)		40,040	5,161,957
Kroger Co. / The (Consumer Staples Distribution & Retail)		88,476	6,346,383
McCormick & Co., Inc. (Food Products)		51,322	3,891,234
Mondelez International, Inc. Class A (Food Products)		80,660	5,439,710
Monster Beverage Corp. (Beverages)	(a)	93,827	5,877,323
Philip Morris International, Inc. (Tobacco)		29,408	5,356,079
Procter & Gamble Co. / The (Household Products)		36,571	5,826,492
Sysco Corp. (Consumer Staples Distribution & Retail)		22,754	1,723,388
Tyson Foods, Inc. Class A (Food Products)		74,045	4,142,077
Walmart, Inc. (Consumer Staples Distribution & Retail)		59,319	5,800,212
			107,218,885
Energy–0.1%
Williams Cos., Inc. / The (Oil, Gas & Consumable Fuels)		9,959	625,525
Financials–9.8%
Arthur J. Gallagher & Co. (Insurance)		12,410	3,972,689
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	9,964	4,840,212
Common Stocks (Continued)		Shares	Value
Financials (continued)
Brown & Brown, Inc. (Insurance)		48,906	$5,422,208
CBOE Global Markets, Inc. (Capital Markets)		25,526	5,952,918
Chubb Ltd. (Insurance)		4,993	1,446,572
CME Group, Inc. (Capital Markets)		22,322	6,152,390
Jack Henry & Associates, Inc. (Financial Services)		15,659	2,821,282
JPMorgan Chase & Co. (Banks)		10,100	2,928,091
MarketAxess Holdings, Inc. (Capital Markets)		8,258	1,844,342
Marsh & McLennan Cos., Inc. (Insurance)		14,914	3,260,797
Progressive Corp. / The (Insurance)		21,627	5,771,381
Visa, Inc. (Financial Services)		11,420	4,054,671
W. R. Berkley Corp. (Insurance)		57,010	4,188,525
Willis Towers Watson PLC (Insurance)		16,852	5,165,138
			57,821,216
Health Care–12.7%
Abbott Laboratories (Health Care Equip. & Supplies)		45,050	6,127,251
AbbVie, Inc. (Biotechnology)		13,098	2,431,251
Amgen, Inc. (Biotechnology)		1,187	331,422
Boston Scientific Corp. (Health Care Equip. & Supplies)	(a)	63,525	6,823,220
Bristol-Myers Squibb Co. (Pharmaceuticals)		40,139	1,858,034
Cardinal Health, Inc. (Health Care Providers & Svs.)		28,588	4,802,784
Cencora, Inc. (Health Care Providers & Svs.)		20,491	6,144,226
Elevance Health, Inc. (Health Care Providers & Svs.)		5,743	2,233,797
Eli Lilly & Co. (Pharmaceuticals)		1,205	939,334
Gilead Sciences, Inc. (Biotechnology)		51,494	5,709,140
HCA Healthcare, Inc. (Health Care Providers & Svs.)		4,520	1,731,612
Intuitive Surgical, Inc. (Health Care Equip. & Supplies)	(a)	3,913	2,126,363
Johnson & Johnson (Pharmaceuticals)		35,672	5,448,898
McKesson Corp. (Health Care Providers & Svs.)		7,307	5,354,424
Medtronic PLC (Health Care Equip. & Supplies)		63,113	5,501,560
Molina Healthcare, Inc. (Health Care Providers & Svs.)	(a)	9,537	2,841,072
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		25,227	4,531,526
STERIS PLC (Health Care Equip. & Supplies)		4,758	1,142,967
UnitedHealth Group, Inc. (Health Care Providers & Svs.)		19,367	6,041,923
Vertex Pharmaceuticals, Inc. (Biotechnology)	(a)	6,179	2,750,891
			74,871,695
Industrials–3.9%
Axon Enterprise, Inc. (Aerospace & Defense)	(a)	1,745	1,444,755
Lockheed Martin Corp. (Aerospace & Defense)		7,850	3,635,649
Northrop Grumman Corp. (Aerospace & Defense)		8,844	4,421,823
Republic Services, Inc. (Commercial Svs. & Supplies)		26,733	6,592,625
Rollins, Inc. (Commercial Svs. & Supplies)		69,743	3,934,900
Verisk Analytics, Inc. (Professional Svs.)		10,599	3,301,589
			23,331,341
Information Technology–32.8%
Accenture PLC Class A (IT Svs.)		6,119	1,828,908
Adobe, Inc. (Software)	(a)	15,301	5,919,651
Apple, Inc. (Tech. Hardware, Storage & Periph.)		143,745	29,492,162
Broadcom, Inc. (Semiconductors & Equip.)		39,342	10,844,622
Cisco Systems, Inc. (Communications Equip.)		37,597	2,608,480
F5, Inc. (Communications Equip.)	(a)	1,045	307,564
Fair Isaac Corp. (Software)	(a)	2,179	3,983,125

(continued)

AuguStar Variable Insurance Products Fund, Inc.
AVIP Intech U.S. Low Volatility Portfolio (Continued)
Schedule of Investments
June 30, 2025 (Unaudited)
Common Stocks (Continued)		Shares	Value
Information Technology (continued)
Fortinet, Inc. (Software)	(a)	63,906	$6,756,142
GoDaddy, Inc. Class A (IT Svs.)	(a)	34,251	6,167,235
International Business Machines Corp. (IT Svs.)		20,019	5,901,201
Microsoft Corp. (Software)		71,474	35,551,882
Motorola Solutions, Inc. (Communications Equip.)		9,835	4,135,224
NVIDIA Corp. (Semiconductors & Equip.)		241,600	38,170,384
Oracle Corp. (Software)		29,076	6,356,886
Palantir Technologies, Inc. Class A (Software)	(a)	44,505	6,066,922
Palo Alto Networks, Inc. (Software)	(a)	31,219	6,388,656
Roper Technologies, Inc. (Software)		9,270	5,254,607
Salesforce, Inc. (Software)		19,820	5,404,716
Tyler Technologies, Inc. (Software)	(a)	10,549	6,253,869
VeriSign, Inc. (IT Svs.)		20,655	5,965,164
			193,357,400
Common Stocks (Continued)		Shares	Value
Materials–0.1%
Newmont Corp. (Metals & Mining)		10,632	$619,420
Utilities–2.6%
American Electric Power Co., Inc. (Electric Utilities)		2,300	238,648
Atmos Energy Corp. (Gas Utilities)		4,641	715,224
Consolidated Edison, Inc. (Multi-Utilities)		53,439	5,362,604
Duke Energy Corp. (Electric Utilities)		25,389	2,995,902
Southern Co. / The (Electric Utilities)		67,543	6,202,474
			15,514,852
Total Common Stocks (Cost $521,592,195)			$586,650,996
Total Investments – 99.4% (Cost $521,592,195)	(b)		$586,650,996
Other Assets in Excess of Liabilities – 0.6%			3,694,845
Net Assets – 100.0%			$590,345,841

Percentages are stated as a percent of net assets.

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP AB Relative Value Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Common Stocks–97.7%		Shares	Value
Communication Services–5.8%
AT&T, Inc. (Diversified Telecom. Svs.)		54,933	$1,589,761
Comcast Corp. Class A (Media)		40,572	1,448,014
Electronic Arts, Inc. (Entertainment)		10,694	1,707,832
Walt Disney Co. / The (Entertainment)		17,300	2,145,373
			6,890,980
Consumer Discretionary–6.7%
BorgWarner, Inc. (Automobile Components)		16,797	562,364
Dick's Sporting Goods, Inc. (Specialty Retail)		8,063	1,594,942
Lowe's Cos., Inc. (Specialty Retail)		4,414	979,334
Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods)	(a)	1,605	381,316
NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)		13,382	950,657
Ross Stores, Inc. (Specialty Retail)		9,262	1,181,646
Starbucks Corp. (Hotels, Restaurants & Leisure)		7,821	716,638
Ulta Beauty, Inc. (Specialty Retail)	(a)	3,222	1,507,316
			7,874,213
Consumer Staples–8.9%
Casey's General Stores, Inc. (Consumer Staples Distribution & Retail)		2,812	1,434,879
Mondelez International, Inc. Class A (Food Products)		12,761	860,602
Philip Morris International, Inc. (Tobacco)		24,318	4,429,037
Walmart, Inc. (Consumer Staples Distribution & Retail)		38,539	3,768,344
			10,492,862
Energy–5.8%
Cactus, Inc. Class A (Energy Equip. & Svs.)		9,016	394,180
Chevron Corp. (Oil, Gas & Consumable Fuels)		9,675	1,385,363
ConocoPhillips (Oil, Gas & Consumable Fuels)		14,232	1,277,180
EOG Resources, Inc. (Oil, Gas & Consumable Fuels)		25,115	3,004,005
Phillips 66 (Oil, Gas & Consumable Fuels)		7,224	861,823
			6,922,551
Financials–22.6%
Axis Capital Holdings Ltd. (Insurance)		23,503	2,440,081
Berkshire Hathaway, Inc. Class B (Financial Services)	(a)	9,586	4,656,591
Blackstone Secured Lending Fund (Capital Markets)		23,835	732,926
Citigroup, Inc. (Banks)		26,938	2,292,963
Fiserv, Inc. (Financial Services)	(a)	14,748	2,542,703
JPMorgan Chase & Co. (Banks)		17,362	5,033,417
Mastercard, Inc. Class A (Financial Services)		2,820	1,584,671
MetLife, Inc. (Insurance)		21,874	1,759,107
MGIC Investment Corp. (Financial Services)		20,934	582,803
S&P Global, Inc. (Capital Markets)		5,331	2,810,983
Wells Fargo & Co. (Banks)		28,140	2,254,577
			26,690,822
Health Care–18.3%
Agilent Technologies, Inc. (Life Sciences Tools & Svs.)		10,014	1,181,752
Cencora, Inc. (Health Care Providers & Svs.)		6,843	2,051,874
Elevance Health, Inc. (Health Care Providers & Svs.)		6,703	2,607,199
GE HealthCare Technologies, Inc. (Health Care Equip. & Supplies)		12,968	960,540
Gilead Sciences, Inc. (Biotechnology)		19,884	2,204,539
HCA Healthcare, Inc. (Health Care Providers & Svs.)		3,710	1,421,301
Common Stocks (Continued)		Shares	Value
Health Care (continued)
Johnson & Johnson (Pharmaceuticals)		28,357	$4,331,532
Quest Diagnostics, Inc. (Health Care Providers & Svs.)		11,254	2,021,556
Regeneron Pharmaceuticals, Inc. (Biotechnology)		4,299	2,256,975
ResMed, Inc. (Health Care Equip. & Supplies)		1,817	468,786
Roche Holding AG – ADR (Pharmaceuticals)		32,446	1,322,499
United Therapeutics Corp. (Biotechnology)	(a)	2,890	830,441
			21,658,994
Industrials–17.0%
Allegion PLC (Building Products)		5,613	808,946
Allison Transmission Holdings, Inc. (Machinery)		7,562	718,314
Carlisle Cos., Inc. (Building Products)		1,450	541,430
CSX Corp. (Ground Transportation)		40,899	1,334,534
Curtiss-Wright Corp. (Aerospace & Defense)		1,238	604,825
FTI Consulting, Inc. (Professional Svs.)	(a)	2,999	484,339
Generac Holdings, Inc. (Electrical Equip.)	(a)	14,197	2,033,152
J.B. Hunt Transport Services, Inc. (Ground Transportation)		8,251	1,184,844
Landstar System, Inc. (Ground Transportation)		2,200	305,844
MSC Industrial Direct Co., Inc. Class A (Trading Companies & Distributors)		9,539	811,006
nVent Electric PLC (Electrical Equip.)		9,305	681,591
Otis Worldwide Corp. (Machinery)		11,277	1,116,649
PACCAR, Inc. (Machinery)		10,839	1,030,355
RTX Corp. (Aerospace & Defense)		24,967	3,645,681
Uber Technologies, Inc. (Ground Transportation)	(a)	12,088	1,127,810
Veralto Corp. (Commercial Svs. & Supplies)		18,558	1,873,430
Westinghouse Air Brake Technologies Corp. (Machinery)		8,316	1,740,955
			20,043,705
Information Technology–8.7%
Accenture PLC Class A (IT Svs.)		8,576	2,563,281
Cisco Systems, Inc. (Communications Equip.)		11,118	771,367
Lam Research Corp. (Semiconductors & Equip.)		6,359	618,985
Nice Ltd. – ADR (Software)	(a)	5,600	945,896
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR (Semiconductors & Equip.)		7,868	1,782,023
Texas Instruments, Inc. (Semiconductors & Equip.)		14,508	3,012,151
Zebra Technologies Corp. Class A (Electronic Equip., Instr. & Comp.)	(a)	1,904	587,117
			10,280,820
Materials–2.7%
CF Industries Holdings, Inc. (Chemicals)		11,466	1,054,872
PPG Industries, Inc. (Chemicals)		9,742	1,108,153
Steel Dynamics, Inc. (Metals & Mining)		8,214	1,051,474
			3,214,499
Real Estate–1.2%
Jones Lang LaSalle, Inc. (Real Estate Mgmt. & Development)	(a)	938	239,922
Public Storage (Specialized REITs)		4,006	1,175,440
			1,415,362
Total Common Stocks (Cost $98,652,367)			$115,484,808
Total Investments – 97.7% (Cost $98,652,367)	(b)		$115,484,808
Other Assets in Excess of Liabilities – 2.3%			2,721,189
Net Assets – 100.0%			$118,205,997

Percentages are stated as a percent of net assets.

Abbreviations:
ADR:	American Depositary Receipts
REITs:	Real Estate Investment Trusts

Footnotes:
(a)	Non-income producing security.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Balanced Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Exchange Traded Funds–95.8%		Shares	Value
Invesco QQQ Trust Series 1 ETF		32,000	$17,652,480
iShares AAA CLO Active ETF		66,000	3,426,720
iShares Core MSCI EAFE ETF		217,905	18,190,710
iShares Core MSCI Emerging Markets ETF		105,402	6,327,282
iShares Core S&P 500 ETF		207,678	128,947,270
iShares Core S&P Mid-Cap ETF		355,000	22,017,100
iShares Core S&P Total U.S. Stock Market ETF		41,500	5,604,160
iShares Core U.S. Aggregate Bond ETF		1,961,199	194,550,941
iShares iBoxx $ Investment Grade Corporate Bond ETF		249,317	27,327,636
iShares MSCI EAFE ETF		69,613	6,222,706
iShares Russell 1000 ETF		23,153	7,862,064
iShares Ultra Short Duration Bond Active ETF		120,000	6,085,200
SPDR Portfolio S&P 500 Value ETF		220,000	11,514,800
Vanguard S&P 500 ETF		38,000	21,585,140
Vanguard S&P 500 Value ETF		5,000	943,550
Vanguard Total Stock Market ETF		55,000	16,716,150
Total Exchange Traded Funds (Cost $440,938,723)			$494,973,909
Total Investments – 95.8% (Cost $440,938,723)	(a)		$494,973,909
Other Assets in Excess of Liabilities – 4.2%	(b)		21,636,836
Net Assets – 100.0%			$516,610,745

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(b)	Includes $800,770 of cash pledged as collateral for the futures contracts outstanding at June 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CBT 10-Year U.S. Treasury Note - Long	137	September 19, 2025	$15,104,486	$15,361,125	$256,639	$42,813
MSCI EAFE Index - Long	18	September 19, 2025	2,393,138	2,413,530	20,392	1,260
MSCI Emerging Markets Index - Long	168	September 19, 2025	10,185,356	10,361,400	176,044	20,160
			$27,682,980	$28,136,055	$453,075	$64,233
Total Futures Contracts			$27,682,980	$28,136,055	$453,075	$64,233
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Moderate Growth Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Exchange Traded Funds–98.1%		Shares	Value
Invesco QQQ Trust Series 1 ETF		46,000	$25,375,440
iShares AAA CLO Active ETF		14,870	772,050
iShares Core MSCI EAFE ETF		264,694	22,096,655
iShares Core MSCI Emerging Markets ETF		176,946	10,622,068
iShares Core S&P 500 ETF		225,694	140,133,405
iShares Core S&P Mid-Cap ETF		310,000	19,226,200
iShares Core S&P Total U.S. Stock Market ETF		83,000	11,208,320
iShares Core U.S. Aggregate Bond ETF		1,592,480	157,974,016
iShares MSCI EAFE ETF		24,921	2,227,688
iShares Russell 1000 ETF		46,454	15,774,385
SPDR Portfolio S&P 500 Value ETF		257,000	13,451,380
Vanguard S&P 500 ETF		21,000	11,928,630
Vanguard S&P 500 Value ETF		7,000	1,320,970
Vanguard Total Stock Market ETF		47,000	14,284,710
Total Exchange Traded Funds (Cost $363,156,335)			$446,395,917
Total Investments – 98.1% (Cost $363,156,335)	(a)		$446,395,917
Other Assets in Excess of Liabilities – 1.9%	(b)		8,505,680
Net Assets – 100.0%			$454,901,597

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(b)	Includes $1,653,105 of cash pledged as collateral for the futures contracts outstanding at June 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	55	September 19, 2025	$16,590,039	$17,197,813	$607,774	$82,500
MSCI EAFE Index - Long	32	September 19, 2025	4,255,108	4,290,720	35,612	2,240
MSCI Emerging Markets Index - Long	73	September 19, 2025	4,426,875	4,502,275	75,400	8,760
			$25,272,022	$25,990,808	$718,786	$93,500
Total Futures Contracts			$25,272,022	$25,990,808	$718,786	$93,500
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Constellation Managed Risk Growth Portfolio
Schedule of Investments
June 30, 2025 (Unaudited)

Exchange Traded Funds–98.4%		Shares	Value
Invesco QQQ Trust Series 1 ETF		51,000	$28,133,640
iShares AAA CLO Active ETF		27,000	1,401,840
iShares Core MSCI EAFE ETF		296,899	24,785,129
iShares Core MSCI Emerging Markets ETF		83,134	4,990,534
iShares Core S&P 500 ETF		314,647	195,364,322
iShares Core S&P Mid-Cap ETF		375,000	23,257,500
iShares Core S&P Total U.S. Stock Market ETF		69,000	9,317,760
iShares Core U.S. Aggregate Bond ETF		595,240	59,047,808
iShares MSCI EAFE ETF		93,897	8,393,453
iShares Russell 1000 ETF		31,834	10,809,871
SPDR Portfolio S&P 500 Value ETF		235,000	12,299,900
Vanguard S&P 500 ETF		26,000	14,768,780
Vanguard S&P 500 Value ETF		7,000	1,320,970
Vanguard Total Stock Market ETF		75,000	22,794,750
Total Exchange Traded Funds (Cost $314,995,825)			$416,686,257
Total Investments – 98.4% (Cost $314,995,825)	(a)		$416,686,257
Other Assets in Excess of Liabilities – 1.6%	(b)		6,868,118
Net Assets – 100.0%			$423,554,375

Percentages are stated as a percent of net assets.

Abbreviations:
CLO:	Collateralized Loan Obligation
ETF:	Exchange Traded Fund

Footnotes:
(a)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income tax purposes. See also Note 7 of the Notes to Financial Statements.
(b)	Includes $1,725,005 of cash pledged as collateral for the futures contracts outstanding at June 30, 2025. See also the following Schedule of Open Futures Contracts.
The accompanying notes are an integral part of these financial statements.
 Schedule of Open Futures Contracts
June 30, 2025 (Unaudited)
 Long Futures Contracts

Description	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable (Payable)
CME E-mini S&P 500 Index - Long	71	September 19, 2025	$21,416,056	$22,200,813	$784,757	$106,500
MSCI EAFE Index - Long	4	September 19, 2025	531,748	536,340	4,592	280
MSCI Emerging Markets Index - Long	9	September 19, 2025	545,779	555,075	9,296	1,080
			$22,493,583	$23,292,228	$798,645	$107,860
Total Futures Contracts			$22,493,583	$23,292,228	$798,645	$107,860
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Moderately Conservative Model Portfolio
Schedule of Investments in Unaffiliated Issuers
June 30, 2025 (Unaudited)

Open-End Mutual Funds–34.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	53,047	$1,730,380
DFA International Core Equity Portfolio Institutional	282,107	5,213,328
PIMCO Low Duration Institutional	2,215,224	20,668,044
PIMCO Total Return Institutional	3,374,032	29,286,599
Vanguard International Growth Fund Admiral Class	14,557	1,716,580
Total Open-End Mutual Funds		$58,614,931
Total Investments in Securities of Unaffiliated Issuers – 34.1% (Cost $59,592,852)		$58,614,931
Total Investments in Affiliates – 66.0% (Cost $103,321,780) (see schedule below)		113,294,282
Liabilities in Excess of Other Assets – (0.1)%		(87,625)
Net Assets – 100.0%		$171,821,588

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
June 30, 2025 (Unaudited)

Affiliate		Value at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at June 30, 2025	Value at June 30, 2025
Open-End Mutual Funds – 66.0%
AVIP AB Mid Cap Core Portfolio	(a)	$1,792,132	$142,340	$239,350	$51,150	$(29,692)	50,967	$1,716,580
AVIP AB Relative Value Portfolio	(a)	1,792,132	53,150	205,560	43,242	33,616	133,690	1,716,580
AVIP AB Small Cap Portfolio	(a)	1,792,132	211,289	238,676	42,793	(90,958)	125,389	1,716,580
AVIP BlackRock Advantage International Equity Portfolio	(a)	7,168,529	107,494	1,812,414	96,974	1,305,737	355,768	6,866,320
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	3,584,265	189,703	532,463	(12,340)	203,995	83,107	3,433,160
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	5,376,397	68,895	587,534	(41,936)	333,918	243,027	5,149,740
AVIP Bond Portfolio	(a)	17,921,324	266,148	1,727,378	(143,228)	848,934	983,714	17,165,800
AVIP Federated Core Plus Bond Portfolio	(a)	26,881,985	714,641	2,802,157	(268,495)	1,222,727	2,774,644	25,748,701
AVIP Federated High Income Bond Portfolio	(a)	10,752,794	152,382	1,088,419	7,990	474,733	514,203	10,299,480
AVIP Nasdaq-100® Index Portfolio	(a)	1,792,132	176,092	393,149	97,827	43,678	89,452	1,716,580
AVIP S&P 500® Index Portfolio	(a)	25,089,853	1,260,819	3,752,385	367,664	1,066,170	508,832	24,032,121
AVIP S&P MidCap 400® Index Portfolio	(a)	14,337,059	985,289	1,606,373	237,722	(221,057)	619,704	13,732,640
Total Open-End Mutual Funds					$479,363	$5,191,801		$113,294,282

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at June 30, 2025.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Balanced Model Portfolio
Schedule of Investments in Unaffiliated Issuers
June 30, 2025 (Unaudited)

Open-End Mutual Funds–29.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	425,813	$13,890,004
DFA International Core Equity Portfolio Institutional	1,887,084	34,873,317
PIMCO Low Duration Institutional	5,927,599	55,304,498
PIMCO Total Return Institutional	9,559,467	82,976,177
Vanguard International Growth Fund Admiral Class	116,860	13,780,119
Total Open-End Mutual Funds		$200,824,115
Total Investments in Securities of Unaffiliated Issuers – 29.1% (Cost $195,548,297)		$200,824,115
Total Investments in Affiliates – 70.9% (Cost $422,197,962) (see schedule below)		489,194,208
Liabilities in Excess of Other Assets – 0.0%		(257,710)
Net Assets – 100.0%		$689,760,613

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
June 30, 2025 (Unaudited)

Affiliate		Value at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at June 30, 2025	Value at June 30, 2025
Open-End Mutual Funds – 70.9%
AVIP AB Mid Cap Core Portfolio	(a)	$7,128,644	$449,404	$773,411	$(287,137)	$372,559	204,574	$6,890,059
AVIP AB Relative Value Portfolio	(a)	28,514,574	689,686	2,880,471	608,728	627,720	2,146,436	27,560,237
AVIP AB Small Cap Portfolio	(a)	7,128,644	738,432	783,770	141,003	(334,250)	503,291	6,890,059
AVIP BlackRock Advantage International Equity Portfolio	(a)	49,900,505	417,441	11,841,952	2,027,756	7,726,665	2,498,985	48,230,415
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	14,257,287	386,747	1,622,093	368,942	389,236	333,578	13,780,119
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	7,128,644	540,699	1,274,547	449,738	45,525	596,542	6,890,059
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	28,514,574	359,118	2,871,710	(267,825)	1,826,080	1,300,625	27,560,237
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	14,257,287	1,301,540	1,767,151	(932,590)	921,033	564,065	13,780,119
AVIP Bond Portfolio	(a)	49,900,505	1,245,293	4,892,464	(325,690)	2,302,771	2,763,921	48,230,415
AVIP Federated Core Plus Bond Portfolio	(a)	71,286,436	2,473,249	7,413,105	(699,651)	3,253,664	7,424,633	68,900,593
AVIP Federated High Income Bond Portfolio	(a)	28,514,574	465,630	2,705,627	131,838	1,153,822	1,375,948	27,560,237
AVIP Nasdaq-100® Index Portfolio	(a)	7,128,644	487,597	1,281,381	294,181	261,018	359,044	6,890,059
AVIP S&P 500® Index Portfolio	(a)	114,058,297	2,640,197	12,947,521	3,784,417	2,705,558	2,334,130	110,240,948
AVIP S&P MidCap 400® Index Portfolio	(a)	78,415,079	4,281,643	6,991,124	2,656,241	(2,571,187)	3,420,156	75,790,652
Total Open-End Mutual Funds					$7,949,951	$18,680,214		$489,194,208

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at June 30, 2025.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Moderate Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
June 30, 2025 (Unaudited)

Open-End Mutual Funds–21.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	849,982	$27,726,419
DFA International Core Equity Portfolio Institutional	5,273,484	97,453,978
PIMCO Low Duration Institutional	4,436,942	41,396,671
PIMCO Total Return Institutional	11,130,741	96,614,833
Vanguard International Growth Fund Admiral Class	233,263	27,506,357
Total Open-End Mutual Funds		$290,698,258
Total Investments in Securities of Unaffiliated Issuers – 21.1% (Cost $261,688,495)		$290,698,258
Total Investments in Affiliates – 78.9% (Cost $909,831,765) (see schedule below)		1,086,501,129
Liabilities in Excess of Other Assets – 0.0%		(479,551)
Net Assets – 100.0%		$1,376,719,836

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
June 30, 2025 (Unaudited)

Affiliate		Value at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at June 30, 2025	Value at June 30, 2025
Open-End Mutual Funds – 78.9%
AVIP AB Mid Cap Core Portfolio	(a)	$13,984,257	$827,885	$1,223,198	$(251,181)	$415,416	408,348	$13,753,179
AVIP AB Relative Value Portfolio	(a)	69,921,285	1,563,571	5,763,713	1,038,487	2,006,264	5,355,599	68,765,894
AVIP AB Small Cap Portfolio	(a)	27,968,514	2,817,410	2,506,760	446,830	(1,219,636)	2,009,230	27,506,358
AVIP BlackRock Advantage International Equity Portfolio	(a)	111,874,055	208,500	24,001,996	3,149,778	18,795,094	5,700,799	110,025,431
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	55,937,028	1,108,589	5,013,464	965,584	2,014,978	1,331,705	55,012,715
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	27,968,514	1,902,832	4,304,336	1,356,540	582,808	2,381,503	27,506,358
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	83,905,541	853,979	6,847,255	(658,633)	5,265,441	3,894,246	82,519,073
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	41,952,771	3,644,842	4,278,729	(2,843,300)	2,783,952	1,688,888	41,259,536
AVIP Bond Portfolio	(a)	69,921,285	3,633,563	7,574,520	(1,070,968)	3,856,534	3,940,739	68,765,894
AVIP Federated Core Plus Bond Portfolio	(a)	97,889,798	5,942,959	11,093,422	(1,046,677)	4,579,594	10,374,165	96,272,252
AVIP Federated High Income Bond Portfolio	(a)	27,968,514	1,080,499	2,805,302	107,133	1,155,514	1,373,258	27,506,358
AVIP Nasdaq-100® Index Portfolio	(a)	27,968,514	1,669,627	4,310,691	974,748	1,204,160	1,433,369	27,506,358
AVIP S&P 500® Index Portfolio	(a)	265,700,881	4,111,629	23,677,166	7,867,415	7,307,639	5,532,721	261,310,398
AVIP S&P MidCap 400® Index Portfolio	(a)	181,795,340	9,416,940	12,559,586	2,350,496	(2,211,865)	8,068,201	178,791,325
Total Open-End Mutual Funds					$12,386,252	$46,535,893		$1,086,501,129

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at June 30, 2025.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
AVIP Growth Model Portfolio
Schedule of Investments in Unaffiliated Issuers
June 30, 2025 (Unaudited)

Open-End Mutual Funds–17.1%	Shares	Value
DFA Emerging Markets Portfolio Institutional	311,754	$10,169,431
DFA International Core Equity Portfolio Institutional	1,657,840	30,636,878
PIMCO Low Duration Institutional	361,640	3,374,101
PIMCO Total Return Institutional	777,625	6,749,786
Vanguard International Growth Fund Admiral Class	57,038	6,725,931
Total Open-End Mutual Funds		$57,656,127
Total Investments in Securities of Unaffiliated Issuers – 17.1% (Cost $48,481,419)		$57,656,127
Total Investments in Affiliates – 82.9% (Cost $229,228,865) (see schedule below)		279,126,151
Liabilities in Excess of Other Assets – 0.0%		(138,561)
Net Assets – 100.0%		$336,643,717

Percentages are stated as a percent of net assets.
The accompanying notes are an integral part of these financial statements.
 Schedule of Investments in Affiliates
June 30, 2025 (Unaudited)

Affiliate		Value at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Shares at June 30, 2025	Value at June 30, 2025
Open-End Mutual Funds – 82.9%
AVIP AB Mid Cap Core Portfolio	(a)	$3,403,015	$182,435	$262,285	$(97,275)	$137,076	99,851	$3,362,966
AVIP AB Relative Value Portfolio	(a)	20,418,087	560,152	1,696,775	361,640	534,690	1,571,479	20,177,794
AVIP AB Small Cap Portfolio	(a)	10,209,044	939,051	772,659	137,519	(424,058)	736,954	10,088,897
AVIP BlackRock Advantage International Equity Portfolio	(a)	37,433,160	192,039	7,991,478	1,054,003	6,304,898	1,916,716	36,992,622
AVIP BlackRock Advantage Large Cap Core Portfolio	(a)	20,418,087	225,112	1,545,839	335,983	744,451	488,448	20,177,794
AVIP BlackRock Advantage Large Cap Growth Portfolio	(a)	6,806,029	404,752	951,781	298,315	168,616	582,332	6,725,931
AVIP BlackRock Advantage Large Cap Value Portfolio	(a)	23,821,102	268,093	1,861,847	460,416	852,996	1,110,937	23,540,760
AVIP BlackRock Advantage Small Cap Growth Portfolio	(a)	13,612,058	1,139,476	1,277,579	(941,708)	919,616	550,629	13,451,863
AVIP Bond Portfolio	(a)	6,806,029	482,098	835,526	(87,410)	360,740	385,440	6,725,931
AVIP Federated Core Plus Bond Portfolio	(a)	10,209,044	800,153	1,292,390	(44,074)	416,164	1,087,166	10,088,897
AVIP Federated High Income Bond Portfolio	(a)	3,403,015	170,995	364,571	(18,682)	172,209	167,896	3,362,966
AVIP Nasdaq-100® Index Portfolio	(a)	10,209,044	531,157	1,440,626	129,179	660,143	525,737	10,088,897
AVIP S&P 500® Index Portfolio	(a)	64,657,276	324,078	4,757,374	1,486,254	2,186,114	1,352,876	63,896,348
AVIP S&P MidCap 400® Index Portfolio	(a)	51,045,218	2,599,282	3,238,002	605,814	(567,827)	2,276,376	50,444,485
Total Open-End Mutual Funds					$3,679,974	$12,465,828		$279,126,151

Percentages are stated as a percent of net assets.

Footnotes:
(a)
Pursuant to Section 2(a)(3) of the Investment Company Act of 1940, the investment meets the definition of “affiliated person”, as the Portfolio directly or indirectly owns, controls, or holds with power to vote 5 percent or more of the outstanding voting securities of the holding at June 30, 2025.

The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	AVIP Bond Portfolio	AVIP BlackRock Balanced Allocation Portfolio	AVIP BlackRock Advantage International Equity Portfolio	AVIP Fidelity Institutional AM® Equity Growth Portfolio	AVIP AB Small Cap Portfolio	AVIP AB Mid Cap Core Portfolio	AVIP S&P 500® Index Portfolio	AVIP BlackRock Advantage Large Cap Value Portfolio	AVIP Federated High Income Bond Portfolio
Assets:
Investments in securities of unaffiliated issuers, at value*	$231,817,542	$369,091,953	$341,010,638	$119,852,809	$105,601,214	$73,357,563	$1,175,211,910	$186,612,877	$116,963,685
Cash	8,801,292	6,440,532	7,445,790	927,893	562,034	482,101	7,548,205	2,534,590	3,928,202
Cash subject to usage restrictions	—	279,903	284,593	—	—	—	602,867	213,157	—
Foreign currencies, at value	—	—	342,088	78,886	—	—	—	187	—
Receivable for foreign currency	—	—	17,435	—	—	—	—	—	—
Receivable for securities sold	5,538,572	2,897,790	—	—	655,526	263,344	116,376	—	—
Receivable for fund shares sold	1,789,913	73,846	439,449	58,436	30,695	32,595	422,433	317,371	771,209
Receivable for variation margin on futures contracts	—	19,500	2,160	—	—	—	42,000	13,500	—
Dividends and accrued interest receivable	2,996,731	1,500,425	360,528	46,666	66,037	59,468	592,927	129,046	1,863,822
Foreign tax reclaim receivable	—	—	1,770,879	1,381	—	—	—	136,597	—
Prepaid expenses and other assets	3,359	4,672	4,783	1,006	1,385	962	15,483	2,493	1,663
Total assets	250,947,409	380,308,621	351,678,343	120,967,077	106,916,891	74,196,033	1,184,552,201	189,959,818	123,528,581
Liabilities:
Payable for securities purchased	10,417,929	4,606,774	—	—	560,749	104,154	—	—	675,000
Payable for foreign currencies	—	—	17,435	—	—	—	—	—	—
Payable for fund shares redeemed	38,332	828,288	2,001,398	172,917	286,108	149,725	6,652,970	375,858	47,507
Payable for investment management services	105,363	153,213	202,279	65,511	62,602	42,681	321,718	102,783	72,556
Accrued custody expense	1,681	6,125	80,988	5,547	13,405	12,738	21,909	3,967	1,478
Accrued professional fees	8,557	8,557	8,557	8,865	8,557	8,557	8,557	8,557	8,557
Accrued accounting fees	12,122	18,803	4,245	5,058	6,761	6,157	37,351	7,771	17,426
Accrued administration fees	9,801	9,213	18,274	9,466	9,414	9,829	9,516	9,587	9,840
Other liabilities	6,522	12,317	6,614	8,174	5,175	4,869	9,662	4,054	6,627
Withholding tax payable	709	473	19,997	4,308	1	—	863	—	—
Total liabilities	10,601,016	5,643,763	2,359,787	279,846	952,772	338,710	7,062,546	512,577	838,991
Net assets	$240,346,393	$374,664,858	$349,318,556	$120,687,231	$105,964,119	$73,857,323	$1,177,489,655	$189,447,241	$122,689,590
Net assets consist of:
Paid in capital	248,450,506	247,955,026	264,636,165	66,865,141	110,610,149	66,090,241	411,399,133	139,369,122	132,856,110
Total distributable earnings	(8,104,113)	126,709,832	84,682,391	53,822,090	(4,646,030)	7,767,082	766,090,522	50,078,119	(10,166,520)
Net assets	$240,346,393	$374,664,858	$349,318,556	$120,687,231	$105,964,119	$73,857,323	$1,177,489,655	$189,447,241	$122,689,590
*Investments in securities of unaffiliated issuers, at cost	$245,301,518	$314,448,387	$300,449,431	$95,456,664	$102,235,639	$68,580,998	$612,408,608	$171,386,461	$117,324,453
Foreign currencies, at cost	$ —	$ —	$341,241	$74,832	$ —	$ —	$ —	$178	$ —
Shares outstanding, par value, $1 per share	13,770,877	9,445,916	18,101,895	6,250,709	7,743,085	2,192,633	24,928,832	8,941,613	6,123,763
Authorized Fund shares allocated to Portfolio	22,000,000	20,000,000	35,000,000	134,000,000	17,000,000	6,000,000	50,000,000	21,000,000	13,000,000
Net asset value per share	$17.45	$39.66	$19.30	$19.31	$13.69	$33.68	$47.23	$21.19	$20.03
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	AVIP Nasdaq-100® Index Portfolio	AVIP BlackRock Advantage Large Cap Core Portfolio	AVIP BlackRock Advantage Small Cap Growth Portfolio	AVIP S&P MidCap 400® Index Portfolio	AVIP BlackRock Advantage Large Cap Growth Portfolio	AVIP Constellation Dynamic Risk Balanced Portfolio	AVIP Federated Core Plus Bond Portfolio	AVIP Intech U.S. Low Volatility Portfolio	AVIP AB Relative Value Portfolio
Assets:
Investments in securities of unaffiliated issuers, at value*	$262,986,334	$320,136,497	$126,602,576	$527,878,180	$459,059,875	$1,128,733,880	$508,924,678	$586,650,996	$115,484,808
Cash	1,438,451	4,539,555	1,697,828	4,360,353	6,032,960	78,016,524	7,361,301	4,143,483	3,687,474
Cash subject to usage restrictions	—	344,496	185,077	88,974	438,440	1,983,795	—	—	—
Receivable for securities sold	—	—	4,304,789	—	—	—	—	—	—
Receivable for fund shares sold	80,790	111,084	24,462	366,619	35,739	225,476	4,473,229	117,794	—
Receivable for variation margin on futures contracts	8,505	23,999	2,706	—	22,060	439,438	15,492	—	—
Dividends and accrued interest receivable	38,944	161,466	15,624	510,894	135,103	4,474,816	4,310,407	398,655	96,263
Foreign tax reclaim receivable	—	—	—	—	—	—	1,093	—	39,700
Prepaid expenses and other assets	3,222	4,107	1,616	7,058	5,647	16,301	7,348	8,229	1,552
Total assets	264,556,246	325,321,204	132,834,678	533,212,078	465,729,824	1,213,890,230	525,093,548	591,319,157	119,309,797
Liabilities:
Payable for securities purchased	—	—	3,984,736	—	—	7,168,667	200,000	—	546,142
Payable for fund shares redeemed	1,774,394	3,029,262	747,163	891,807	1,589,822	1,267,646	249,669	648,022	465,915
Payable for investment management services	77,789	166,941	80,511	150,556	244,957	780,526	217,099	274,083	61,858
Payable for variation margin on futures contracts	—	—	—	1,231	—	—	—	—	—
Accrued custody expense	7,599	5,083	9,010	20,226	5,862	8,676	7,010	4,568	3,156
Accrued professional fees	8,557	8,557	8,557	8,558	8,557	14,473	10,076	8,557	8,557
Accrued accounting fees	8,817	10,393	8,492	18,797	13,380	38,206	37,655	18,412	4,424
Accrued administration fees	9,233	9,346	9,529	9,396	9,258	13,712	9,788	9,100	9,420
Other liabilities	5,106	7,483	6,512	8,571	9,528	19,953	8,926	10,574	2,923
Withholding tax payable	591	—	—	—	—	1,182	—	—	1,405
Total liabilities	1,892,086	3,237,065	4,854,510	1,109,142	1,881,364	9,313,041	740,223	973,316	1,103,800
Net assets	$262,664,160	$322,084,139	$127,980,168	$532,102,936	$463,848,460	$1,204,577,189	$524,353,325	$590,345,841	$118,205,997
Net assets consist of:
Paid in capital	88,652,727	174,244,052	124,661,962	395,938,818	214,744,654	922,878,804	589,655,846	383,790,362	86,850,407
Total distributable earnings	174,011,433	147,840,087	3,318,206	136,164,118	249,103,806	281,698,385	(65,302,521)	206,555,479	31,355,590
Net assets	$262,664,160	$322,084,139	$127,980,168	$532,102,936	$463,848,460	$1,204,577,189	$524,353,325	$590,345,841	$118,205,997
*Investments in securities of unaffiliated issuers, at cost	$150,136,718	$240,317,680	$123,386,523	$456,817,982	$379,924,593	$1,109,480,903	$532,023,182	$521,592,195	$98,652,367
Shares outstanding, par value, $1 per share	13,689,265	7,796,226	5,239,393	24,009,022	40,147,912	73,127,305	56,506,326	43,845,663	9,207,204
Authorized Fund shares allocated to Portfolio	27,000,000	19,000,000	12,000,000	41,000,000	82,000,000	170,000,000	115,000,000	105,000,000	20,000,000
Net asset value per share	$19.19	$41.31	$24.43	$22.16	$11.55	$16.47	$9.28	$13.46	$12.84
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	AVIP Constellation Managed Risk Balanced Portfolio	AVIP Constellation Managed Risk Moderate Growth Portfolio	AVIP Constellation Managed Risk Growth Portfolio	AVIP Moderately Conservative Model Portfolio	AVIP Balanced Model Portfolio	AVIP Moderate Growth Model Portfolio	AVIP Growth Model Portfolio
Assets:
Investments in securities of unaffiliated issuers, at value*	$494,973,909	$446,395,917	$416,686,257	$58,614,931	$200,824,115	$290,698,258	$57,656,127
Investments in affiliates, at value**	—	—	—	113,294,282	489,194,208	1,086,501,129	279,126,151
Cash	19,349,248	7,720,472	3,912,989	—	—	—	—
Cash subject to usage restrictions	800,770	1,653,105	1,725,005	—	—	—	—
Receivable for securities sold	2,028,240	—	2,167,669	655,203	2,308,685	5,528,236	1,056,086
Receivable for fund shares sold	53,313	18,313	15,421	1,618	45,259	3,498	598
Receivable for variation margin on futures contracts	64,233	93,500	107,860	—	—	—	—
Dividends and accrued interest receivable	135,440	106,750	143,999	250,931	1,010,693	1,876,719	484,251
Prepaid expenses and other assets	6,983	5,890	5,377	1,613	6,530	13,098	3,080
Total assets	517,412,136	455,993,947	424,764,577	172,818,578	693,389,490	1,384,620,938	338,326,293
Liabilities:
Payable for securities purchased	—	—	—	784,164	2,992,754	6,137,961	1,440,597
Payable for fund shares redeemed	523,161	846,400	979,652	123,616	371,957	1,270,568	100,343
Payable for investment management services	231,318	202,324	188,196	56,097	223,933	446,111	108,787
Accrued custody expense	3,744	3,256	3,026	3,969	4,608	4,641	4,479
Accrued professional fees	11,044	10,672	10,472	7,327	7,327	7,327	7,328
Accrued accounting fees	5,825	5,802	5,802	5,760	5,772	5,772	5,772
Accrued administration fees	13,319	13,315	13,315	10,919	10,919	10,919	10,919
Other liabilities	12,980	10,581	9,739	5,138	11,607	17,803	4,351
Total liabilities	801,391	1,092,350	1,210,202	996,990	3,628,877	7,901,102	1,682,576
Net assets	$516,610,745	$454,901,597	$423,554,375	$171,821,588	$689,760,613	$1,376,719,836	$336,643,717
Net assets consist of:
Paid in capital	424,157,631	299,286,712	256,922,201	160,387,498	592,948,407	1,143,934,168	274,080,971
Total distributable earnings	92,453,114	155,614,885	166,632,174	11,434,090	96,812,206	232,785,668	62,562,746
Net assets	$516,610,745	$454,901,597	$423,554,375	$171,821,588	$689,760,613	$1,376,719,836	$336,643,717
*Investments in securities of unaffiliated issuers, at cost	$440,938,723	$363,156,335	$314,995,825	$59,592,852	$195,548,297	$261,688,495	$48,481,419
**Investments in affiliates, at cost	$ —	$ —	$ —	$103,321,780	$422,197,962	$909,831,765	$229,228,865
Shares outstanding, par value, $1 per share	47,776,685	32,628,496	28,667,257	14,618,696	56,373,788	107,589,241	25,339,687
Authorized Fund shares allocated to Portfolio	123,000,000	70,000,000	65,000,000	28,000,000	107,000,000	200,000,000	48,000,000
Net asset value per share	$10.81	$13.94	$14.77	$11.75	$12.24	$12.80	$13.29
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Operations
For the Six-Month Period Ended June 30, 2025 (Unaudited)

	AVIP Bond Portfolio	AVIP BlackRock Balanced Allocation Portfolio	AVIP BlackRock Advantage International Equity Portfolio	AVIP Fidelity Institutional AM® Equity Growth Portfolio	AVIP AB Small Cap Portfolio	AVIP AB Mid Cap Core Portfolio	AVIP S&P 500® Index Portfolio	AVIP BlackRock Advantage Large Cap Value Portfolio	AVIP Federated High Income Bond Portfolio
Investment income:
Interest	$5,560,961	$2,452,276	$105,060	$27,813	$19,785	$15,990	$170,846	$60,900	$3,876,315
Dividends from unaffiliated issuers, net of taxes withheld*	—	1,649,727	6,343,120	365,690	516,618	469,044	7,666,366	1,928,993	—
Total investment income	5,560,961	4,102,003	6,448,180	393,503	536,403	485,034	7,837,212	1,989,893	3,876,315
Expenses:
Advisory fees	646,079	931,471	1,218,735	393,293	382,317	258,533	1,936,286	622,789	441,323
Custodian fees	3,304	541	160,966	13,780	25,780	25,131	41,404	7,791	2,722
Directors' fees	9,869	15,349	14,111	4,838	4,418	3,022	47,547	7,729	4,987
Professional fees	11,002	11,795	11,584	10,769	10,342	10,168	16,134	10,817	10,437
Accounting fees	24,343	37,869	31,888	10,412	13,746	12,445	76,273	15,596	34,735
Administration fees	16,657	18,247	51,407	12,378	13,197	12,642	18,024	12,278	14,363
Printing and filing fees	11,084	17,204	9,236	7,226	8,570	8,311	13,462	7,215	11,268
Compliance expense	5,374	5,374	5,374	5,374	5,374	5,374	5,374	5,374	5,374
Other	4,134	6,461	5,876	2,311	1,840	1,272	20,303	3,235	1,751
Total expenses	731,846	1,044,311	1,509,177	460,381	465,584	336,898	2,174,807	692,824	526,960
Net investment income (loss)	4,829,115	3,057,692	4,939,003	(66,878)	70,819	148,136	5,662,405	1,297,069	3,349,355
Realized/unrealized gain (loss) on investments, futures contracts, and foreign currency related transactions:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	(2,106,783)	13,020,526	29,968,498	7,535,676	2,696,556	2,075,636	49,791,806	7,228,190	(656,755)
Futures contracts	—	93,216	694,034	—	—	—	(633,760)	(95,848)	—
Foreign currency related transactions	—	—	58,079	(5,948)	—	85	—	—	—
Change in unrealized appreciation/depreciation on:
Investments in securities of unaffiliated issuers	7,029,450	2,629,132	32,436,970	(1,065,904)	(6,301,842)	(1,461,869)	12,208,168	1,897,983	3,011,797
Futures contracts	—	150,014	228,286	—	—	—	227,430	191,065	—
Foreign currency related transactions	—	—	254,096	5,832	—	(78)	—	16,495	—
Net realized/unrealized gain (loss) on investments, futures contracts, and foreign currency related transactions	4,922,667	15,892,888	63,639,963	6,469,656	(3,605,286)	613,774	61,593,644	9,237,885	2,355,042
Change in net assets from operations	$9,751,782	$18,950,580	$68,578,966	$6,402,778	$(3,534,467)	$761,910	$67,256,049	$10,534,954	$5,704,397
*Taxes withheld	$ —	$473	$682,526	$9,795	$298	$404	$1,763	$ —	$ —
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Operations
For the Six-Month Period Ended June 30, 2025 (Unaudited)

	AVIP Nasdaq-100® Index Portfolio	AVIP BlackRock Advantage Large Cap Core Portfolio	AVIP BlackRock Advantage Small Cap Growth Portfolio	AVIP S&P MidCap 400® Index Portfolio	AVIP BlackRock Advantage Large Cap Growth Portfolio	AVIP Constellation Dynamic Risk Balanced Portfolio	AVIP Federated Core Plus Bond Portfolio	AVIP Intech U.S. Low Volatility Portfolio	AVIP AB Relative Value Portfolio
Investment income:
Interest	$40,914	$91,585	$45,403	$95,641	$127,483	$10,070,685	$9,508,141	$85,536	$62,243
Dividends from unaffiliated issuers, net of taxes withheld*	959,526	2,033,598	345,893	4,199,110	1,522,706	6,558,500	1,380,130	4,105,677	1,037,955
Total investment income	1,000,440	2,125,183	391,296	4,294,751	1,650,189	16,629,185	10,888,271	4,191,213	1,100,198
Expenses:
Advisory fees	461,364	999,270	484,895	908,628	1,452,741	4,792,347	1,337,992	1,693,690	373,391
Custodian fees	16,195	9,718	22,631	42,389	11,322	19,134	13,622	9,509	4,460
Directors' fees	10,394	12,970	5,296	21,729	18,357	50,078	21,752	24,687	4,821
Professional fees	11,166	11,529	10,486	12,630	12,255	25,771	14,253	13,210	10,432
Accounting fees	18,372	21,171	17,498	39,216	27,748	67,552	75,721	37,217	8,893
Administration fees	12,315	12,729	11,770	13,590	13,110	39,557	21,421	13,536	11,558
Printing and filing fees	7,749	9,408	10,056	12,979	13,606	27,409	12,495	11,746	6,212
Compliance expense	5,374	5,374	5,374	5,374	5,374	5,374	5,374	5,374	5,374
Other	4,339	5,438	2,204	9,231	7,673	32,484	7,907	10,928	2,036
Total expenses	547,268	1,087,607	570,210	1,065,766	1,562,186	5,059,706	1,510,537	1,819,897	427,177
Net investment income (loss)	453,172	1,037,576	(178,914)	3,228,985	88,003	11,569,479	9,377,734	2,371,316	673,021
Realized/unrealized gain (loss) on investments and futures contracts:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	15,139,158	15,137,050	(4,142,826)	13,704,550	38,885,363	(1,895,180)	(10,070,272)	38,602,324	3,806,899
Futures contracts	(87,824)	(186,350)	(392,531)	(700,353)	(293,857)	(1,044,912)	321,677	—	—
Swap contracts	—	—	—	—	—	1,992,941	—	—	—
Change in unrealized appreciation/depreciation on:
Investments in securities of unaffiliated issuers	4,442,366	1,046,360	4,062,941	(16,244,964)	(7,767,879)	42,713,316	19,808,509	5,725,060	720,362
Futures contracts	102,232	251,084	173,956	248,022	343,476	5,338,776	(278,082)	—	—
Net realized/unrealized gain (loss) on investments and futures contracts	19,595,932	16,248,144	(298,460)	(2,992,745)	31,167,103	47,104,941	9,781,832	44,327,384	4,527,261
Change in net assets from operations	$20,049,104	$17,285,720	$(477,374)	$236,240	$31,255,106	$58,674,420	$19,159,566	$46,698,700	$5,200,282
*Taxes withheld	$2,012	$ —	$ —	$2,921	$ —	$1,182	$ —	$ —	$9,618
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Operations
For the Six-Month Period Ended June 30, 2025 (Unaudited)

	AVIP Constellation Managed Risk Balanced Portfolio	AVIP Constellation Managed Risk Moderate Growth Portfolio	AVIP Constellation Managed Risk Growth Portfolio	AVIP Moderately Conservative Model Portfolio	AVIP Balanced Model Portfolio	AVIP Moderate Growth Model Portfolio	AVIP Growth Model Portfolio
Investment income:
Interest	$226,208	$82,446	$93,104	$—	$—	$2	$—
Dividend income from unaffiliated issuers	6,153,270	4,665,991	3,563,383	1,199,833	3,667,805	4,682,162	752,531
Total investment income	6,379,478	4,748,437	3,656,487	1,199,833	3,667,805	4,682,164	752,531
Expenses:
Advisory fees	1,414,983	1,227,865	1,131,561	344,278	1,366,334	2,701,390	657,177
Custodian fees	3,160	2,548	2,033	7,141	8,233	8,222	8,104
Directors' fees	21,374	18,550	17,090	7,141	28,398	56,044	13,638
Professional fees	15,316	14,534	14,125	9,527	12,462	16,118	10,367
Accounting fees	11,608	11,533	11,532	11,519	11,543	11,543	11,543
Administration fees	19,174	18,795	18,595	14,607	16,319	18,536	15,120
Printing and filing fees	17,621	15,022	14,029	9,835	21,347	33,757	8,127
Compliance expense	5,374	5,374	5,374	5,374	5,374	5,374	5,374
Other	11,899	6,588	6,026	1,122	4,660	9,137	2,075
Total expenses	1,520,509	1,320,809	1,220,365	410,544	1,474,670	2,860,121	731,525
Net investment income	4,858,969	3,427,628	2,436,122	789,289	2,193,135	1,822,043	21,006
Realized/unrealized gain (loss) on investments, futures contracts, and foreign currency related transactions:
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	26,737,779	21,410,773	28,970,757	(507,490)	(497,312)	1,918,219	1,086,479
Investments in affiliates	—	—	—	479,363	7,949,951	12,386,252	3,679,974
Futures contracts	1,635,225	2,940,272	(591,942)	—	—	—	—
Swap contracts	918,091	—	—	—	—	—	—
Change in unrealized appreciation/depreciation on:
Investments in securities of unaffiliated issuers	(6,665,584)	(2,638,348)	(7,500,200)	2,856,635	13,338,942	26,067,825	6,926,972
Investments in affiliates	—	—	—	5,191,801	18,680,214	46,535,893	12,465,828
Futures contracts	1,497,377	1,134,950	1,571,439	—	—	—	—
Net realized/unrealized gain on investments, futures contracts, and foreign currency related transactions	24,122,888	22,847,647	22,450,054	8,020,309	39,471,795	86,908,189	24,159,253
Change in net assets from operations	$28,981,857	$26,275,275	$24,886,176	$8,809,598	$41,664,930	$88,730,232	$24,180,259
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Bond Portfolio		AVIP BlackRock Balanced Allocation Portfolio		AVIP BlackRock Advantage International Equity Portfolio		AVIP Fidelity Institutional AM® Equity Growth Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024
Increase (Decrease) in net assets:
Operations:
Net investment income (loss)	$4,829,115	$8,652,538	$3,057,692	$6,034,364	$4,939,003	$7,035,031	$(66,878)	$(358,043)
Net realized gain (loss) on investments, futures contracts, and foreign currency related transactions	(2,106,783)	(2,430,449)	13,113,742	52,123,563	30,720,611	39,247,423	7,529,728	22,822,721
Change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency related transactions	7,029,450	(1,601,152)	2,779,146	15,842,427	32,919,352	(23,972,805)	(1,060,072)	10,863,821
Change in net assets from operations	9,751,782	4,620,937	18,950,580	74,000,354	68,578,966	22,309,649	6,402,778	33,328,499
Distributions:
Distributions to shareholders	—	(8,037,254)	—	(13,162,567)	—	(8,596,710)	—	(8,493,441)
Capital transactions:
Received from shares sold	10,963,316	63,041,282	10,134,059	12,647,926	7,738,456	30,740,433	2,604,440	4,921,437
Received from dividends reinvested	—	8,037,254	—	13,162,567	—	8,596,710	—	8,493,441
Paid for shares redeemed	(28,222,951)	(44,748,425)	(45,578,763)	(108,889,073)	(70,374,942)	(65,673,745)	(14,340,840)	(28,517,726)
Change in net assets from capital transactions	(17,259,635)	26,330,111	(35,444,704)	(83,078,580)	(62,636,486)	(26,336,602)	(11,736,400)	(15,102,848)
Change in net assets	(7,507,853)	22,913,794	(16,494,124)	(22,240,793)	5,942,480	(12,623,663)	(5,333,622)	9,732,210
Net assets:
Beginning of period	247,854,246	224,940,452	391,158,982	413,399,775	343,376,076	355,999,739	126,020,853	116,288,643
End of period	$240,346,393	$247,854,246	$374,664,858	$391,158,982	$349,318,556	$343,376,076	$120,687,231	$126,020,853
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP AB Small Cap Portfolio		AVIP AB Mid Cap Core Portfolio		AVIP S&P 500® Index Portfolio		AVIP BlackRock Advantage Large Cap Value Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024
Increase (Decrease) in net assets:
Operations:
Net investment income	$70,819	$307,859	$148,136	$319,638	$5,662,405	$12,500,432	$1,297,069	$2,839,381
Net realized gain on investments, futures contracts, and foreign currency related transactions	2,696,556	15,595,332	2,075,721	9,805,679	49,158,046	146,345,736	7,132,342	24,368,964
Change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency related transactions	(6,301,842)	(526,774)	(1,461,947)	764,210	12,435,598	109,176,683	2,105,543	2,699,621
Change in net assets from operations	(3,534,467)	15,376,417	761,910	10,889,527	67,256,049	268,022,851	10,534,954	29,907,966
Distributions:
Distributions to shareholders	—	(491,912)	—	(359,724)	—	(96,565,596)	—	(6,744,337)
Capital transactions:
Received from shares sold	6,810,069	8,146,500	3,128,076	4,209,906	27,365,640	69,591,619	4,167,126	8,611,201
Received from dividends reinvested	—	491,912	—	359,724	—	96,565,596	—	6,744,337
Paid for shares redeemed	(10,843,281)	(27,138,806)	(6,613,888)	(18,944,221)	(121,915,911)	(318,495,757)	(17,872,065)	(46,593,770)
Change in net assets from capital transactions	(4,033,212)	(18,500,394)	(3,485,812)	(14,374,591)	(94,550,271)	(152,338,542)	(13,704,939)	(31,238,232)
Change in net assets	(7,567,679)	(3,615,889)	(2,723,902)	(3,844,788)	(27,294,222)	19,118,713	(3,169,985)	(8,074,603)
Net assets:
Beginning of period	113,531,798	117,147,687	76,581,225	80,426,013	1,204,783,877	1,185,665,164	192,617,226	200,691,829
End of period	$105,964,119	$113,531,798	$73,857,323	$76,581,225	$1,177,489,655	$1,204,783,877	$189,447,241	$192,617,226
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Federated High Income Bond Portfolio		AVIP Nasdaq-100® Index Portfolio		AVIP BlackRock Advantage Large Cap Core Portfolio		AVIP BlackRock Advantage Small Cap Growth Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024
Increase (Decrease) in net assets:
Operations:
Net investment income (loss)	$3,349,355	$6,842,594	$453,172	$1,107,480	$1,037,576	$2,231,046	$(178,914)	$(211,972)
Net realized gain (loss) on investments and futures contracts	(656,755)	(2,892,552)	15,051,334	45,960,323	14,950,700	51,964,758	(4,535,357)	15,453,411
Change in unrealized appreciation/depreciation on investments and futures contracts	3,011,797	3,601,774	4,544,598	13,968,335	1,297,444	24,978,577	4,236,897	(684,930)
Change in net assets from operations	5,704,397	7,551,816	20,049,104	61,036,138	17,285,720	79,174,381	(477,374)	14,556,509
Distributions:
Distributions to shareholders	—	(7,055,612)	—	(51,065,074)	—	(10,881,889)	—	(106,070)
Capital transactions:
Received from shares sold	4,922,397	19,255,120	10,743,754	36,688,968	8,678,821	8,285,525	9,712,397	11,959,446
Received from dividends reinvested	—	7,055,612	—	51,065,074	—	10,881,889	—	106,070
Paid for shares redeemed	(13,170,470)	(26,885,768)	(37,799,078)	(90,754,212)	(33,297,553)	(87,330,554)	(14,381,133)	(34,149,854)
Change in net assets from capital transactions	(8,248,073)	(575,036)	(27,055,324)	(3,000,170)	(24,618,732)	(68,163,140)	(4,668,736)	(22,084,338)
Change in net assets	(2,543,676)	(78,832)	(7,006,220)	6,970,894	(7,333,012)	129,352	(5,146,110)	(7,633,899)
Net assets:
Beginning of period	125,233,266	125,312,098	269,670,380	262,699,486	329,417,151	329,287,799	133,126,278	140,760,177
End of period	$122,689,590	$125,233,266	$262,664,160	$269,670,380	$322,084,139	$329,417,151	$127,980,168	$133,126,278
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP S&P MidCap 400® Index Portfolio		AVIP BlackRock Advantage Large Cap Growth Portfolio		AVIP Constellation Dynamic Risk Balanced Portfolio		AVIP Federated Core Plus Bond Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024
Increase (Decrease) in net assets:
Operations:
Net investment income	$3,228,985	$6,400,065	$88,003	$206,162	$11,569,479	$27,387,076	$9,377,734	$19,797,569
Net realized gain (loss) on investments, futures contracts, and swap contracts	13,004,197	53,465,964	38,591,506	132,283,811	(947,151)	286,926,642	(9,748,595)	(14,153,548)
Change in unrealized appreciation/depreciation on investments and futures contracts	(15,996,942)	11,126,533	(7,424,403)	(337,091)	48,052,092	(152,926,318)	19,530,427	4,406,751
Change in net assets from operations	236,240	70,992,562	31,255,106	132,152,882	58,674,420	161,387,400	19,159,566	10,050,772
Distributions:
Distributions to shareholders	—	(26,366,135)	—	(48,992,702)	—	(25,112,235)	—	(17,192,571)
Capital transactions:
Received from shares sold	29,278,438	59,459,132	9,798,677	8,631,102	13,728,885	26,928,326	25,142,404	58,176,882
Received from dividends reinvested	—	26,366,135	—	48,992,702	—	25,112,235	—	17,192,571
Paid for shares redeemed	(43,581,639)	(126,734,288)	(52,177,613)	(140,544,861)	(138,389,023)	(316,784,528)	(63,621,061)	(109,652,523)
Change in net assets from capital transactions	(14,303,201)	(40,909,021)	(42,378,936)	(82,921,057)	(124,660,138)	(264,743,967)	(38,478,657)	(34,283,070)
Change in net assets	(14,066,961)	3,717,406	(11,123,830)	239,123	(65,985,718)	(128,468,802)	(19,319,091)	(41,424,869)
Net assets:
Beginning of period	546,169,897	542,452,491	474,972,290	474,733,167	1,270,562,907	1,399,031,709	543,672,416	585,097,285
End of period	$532,102,936	$546,169,897	$463,848,460	$474,972,290	$1,204,577,189	$1,270,562,907	$524,353,325	$543,672,416
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Intech U.S. Low Volatility Portfolio		AVIP AB Relative Value Portfolio		AVIP Constellation Managed Risk Balanced Portfolio		AVIP Constellation Managed Risk Moderate Growth Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024
Increase (Decrease) in net assets:
Operations:
Net investment income	$2,371,316	$7,397,174	$673,021	$1,485,611	$4,858,969	$13,800,585	$3,427,628	$9,815,969
Net realized gain on investments, futures contracts, foreign currency related transactions, and swap contracts	38,602,324	103,647,679	3,806,899	12,264,488	29,291,095	15,785,491	24,351,045	34,765,302
Change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency related transactions	5,725,060	12,248,153	720,362	1,930,648	(5,168,207)	21,506,677	(1,503,398)	9,554,191
Change in net assets from operations	46,698,700	123,293,006	5,200,282	15,680,747	28,981,857	51,092,753	26,275,275	54,135,462
Distributions:
Distributions to shareholders	—	(9,320,606)	—	(1,896,675)	—	(14,636,740)	—	(20,489,765)
Capital transactions:
Received from shares sold	3,463,326	11,197,907	2,866,559	4,748,260	7,761,987	22,511,092	4,028,761	13,049,892
Received from dividends reinvested	—	9,320,606	—	1,896,675	—	14,636,740	—	20,489,765
Paid for shares redeemed	(83,239,197)	(179,488,884)	(10,546,519)	(27,464,787)	(58,524,172)	(122,375,643)	(42,410,083)	(98,654,400)
Change in net assets from capital transactions	(79,775,871)	(158,970,371)	(7,679,960)	(20,819,852)	(50,762,185)	(85,227,811)	(38,381,322)	(65,114,743)
Change in net assets	(33,077,171)	(44,997,971)	(2,479,678)	(7,035,780)	(21,780,328)	(48,771,798)	(12,106,047)	(31,469,046)
Net assets:
Beginning of period	623,423,012	668,420,983	120,685,675	127,721,455	538,391,073	587,162,871	467,007,644	498,476,690
End of period	$590,345,841	$623,423,012	$118,205,997	$120,685,675	$516,610,745	$538,391,073	$454,901,597	$467,007,644
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Constellation Managed Risk Growth Portfolio		AVIP Moderately Conservative Model Portfolio		AVIP Balanced Model Portfolio		AVIP Moderate Growth Model Portfolio
	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended	Six-Month Period	Year Ended
	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024	Ended June 30, 2025 (Unaudited)	December 31, 2024
Increase (Decrease) in net assets:
Operations:
Net investment income	$2,436,122	$7,999,641	$789,289	$4,734,312	$2,193,135	$15,541,950	$1,822,043	$23,087,275
Net realized gain (loss) on investments, futures contracts, foreign currency related transactions, and capital gain distributions received from underlying mutual funds	28,378,815	27,459,400	(28,127)	2,499,557	7,452,639	23,434,957	14,304,471	58,432,630
Change in unrealized appreciation/depreciation on investments, futures contracts, and foreign currency related transactions	(5,928,761)	27,186,552	8,048,436	7,288,795	32,019,156	32,780,757	72,603,718	87,291,867
Change in net assets from operations	24,886,176	62,645,593	8,809,598	14,522,664	41,664,930	71,757,664	88,730,232	168,811,772
Distributions:
Distributions to shareholders	—	(20,040,839)	—	(5,248,757)	—	(15,131,002)	—	(23,374,317)
Capital transactions:
Received from shares sold	7,342,159	12,272,285	2,241,130	5,527,674	2,784,929	14,505,975	9,701,653	14,323,786
Received from dividends reinvested	—	20,040,839	—	5,248,757	—	15,131,002	—	23,374,317
Paid for shares redeemed	(40,203,473)	(88,196,984)	(18,552,611)	(37,383,482)	(67,836,862)	(149,587,285)	(120,180,449)	(265,847,358)
Change in net assets from capital transactions	(32,861,314)	(55,883,860)	(16,311,481)	(26,607,051)	(65,051,933)	(119,950,308)	(110,478,796)	(228,149,255)
Change in net assets	(7,975,138)	(13,279,106)	(7,501,883)	(17,333,144)	(23,387,003)	(63,323,646)	(21,748,564)	(82,711,800)
Net assets:
Beginning of period	431,529,513	444,808,619	179,323,471	196,656,615	713,147,616	776,471,262	1,398,468,400	1,481,180,200
End of period	$423,554,375	$431,529,513	$171,821,588	$179,323,471	$689,760,613	$713,147,616	$1,376,719,836	$1,398,468,400
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Statements of Changes in Net Assets

	AVIP Growth Model Portfolio
	Six-Month Period	Year Ended
	Ended June 30, 2025 (Unaudited)	December 31, 2024
Increase (Decrease) in net assets:
Operations:
Net investment income	$21,006	$4,284,951
Net realized gain on investments and capital gain distributions received from underlying mutual funds	4,766,453	14,753,819
Change in unrealized appreciation on investments	19,392,800	25,680,001
Change in net assets from operations	24,180,259	44,718,771
Distributions:
Distributions to shareholders	—	(4,506,813)
Capital transactions:
Received from shares sold	3,240,874	3,905,420
Received from dividends reinvested	—	4,506,813
Paid for shares redeemed	(30,969,224)	(51,575,991)
Change in net assets from capital transactions	(27,728,350)	(43,163,758)
Change in net assets	(3,548,091)	(2,951,800)
Net assets:
Beginning of period	340,191,808	343,143,608
End of period	$336,643,717	$340,191,808
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP Bond Portfolio
Six-Month Period Ended June 30, 2025+	$16.76	0.39	0.30	0.69	—	$17.45	4.12%*	0.61%**	4.05%**	0.61%**	$240.3	19%*
Year Ended December 31, 2024	$16.95	0.59	(0.17)	0.42	(0.61)	$16.76	2.38%	0.61%	3.72%	0.61%	$247.9	21%
Year Ended December 31, 2023	$16.17	0.62	0.69	1.31	(0.53)	$16.95	8.30%	0.61%	3.64%	0.61%	$224.9	21%
Year Ended December 31, 2022	$19.88	0.58	(3.60)	(3.02)	(0.69)	$16.17	(15.19)%	0.61%	3.11%	0.61%	$221.5	21%
Year Ended December 31, 2021	$20.79	0.54	(0.85)	(0.31)	(0.60)	$19.88	(1.52)%	0.59%	2.56%	0.59%	$277.4	13%
AVIP BlackRock Balanced Allocation Portfolio
Six-Month Period Ended June 30, 2025+	$37.67	0.38	1.61	1.99	—	$39.66	5.28%*	0.57%**	1.66%**	0.57%**	$374.7	28%*
Year Ended December 31, 2024	$32.57	0.67	5.65	6.32	(1.22)	$37.67	19.50%	0.57%	1.46%	0.57%	$391.2	64%
Year Ended December 31, 2023	$27.36	0.58	5.16	5.74	(0.53)	$32.57	21.13%	0.56%	1.56%	0.56%	$413.4	65%
Year Ended December 31, 2022	$42.43	0.50	(8.21)	(7.71)	(7.36)	$27.36	(18.41)%	0.55%	1.57%	0.55%	$418.7	70%
Year Ended December 31, 2021	$39.40	0.58	6.66	7.24	(4.21)	$42.43	19.06%	0.54%	1.22%	0.54%	$551.8	105%
AVIP BlackRock Advantage International Equity Portfolio
Six-Month Period Ended June 30, 2025+	$15.84	0.34	3.12	3.46	—	$19.30	21.84%*	0.88%**	2.88%**	0.88%**	$349.3	76%*
Year Ended December 31, 2024	$15.27	0.36	0.62	0.98	(0.41)	$15.84	6.29%	0.86%	1.98%	0.86%	$343.4	153%
Year Ended December 31, 2023	$13.32	0.37	2.11	2.48	(0.53)	$15.27	18.94%	0.89%	2.09%	0.89%	$356.0	153%
Year Ended December 31, 2022	$18.44	0.42	(3.11)	(2.69)	(2.43)	$13.32	(13.47)%	0.89%	2.53%	0.89%	$354.6	134%
Year Ended December 31, 2021	$16.47	0.36	1.86	2.22	(0.25)	$18.44	13.49%	0.89%	1.84%	0.89%	$507.5	196%
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Six-Month Period Ended June 30, 2025+	$18.26	(0.01)	1.06	1.05	—	$19.31	5.75%*	0.79%**	(0.11)%**	0.79%**	$120.7	22%*
Year Ended December 31, 2024(a)	$15.00	(0.05)	4.57	4.52	(1.26)	$18.26	30.68%	0.79%	(0.28)%	0.79%	$126.0	57%
Year Ended December 31, 2023(a)	$11.90	(— )	4.50	4.50	(1.40)	$15.00	39.39%	0.86%	(0.08)%	0.86%	$116.3	98%(b)
Year Ended December 31, 2022(a)	$364.30	0.20	(114.20)	(114.00)	(238.40)	$11.90	(33.92)%	0.85%	(0.19)%	0.85%	$44.1	51%
Year Ended December 31, 2021(a)	$351.30	(1.70)	70.70	69.00	(56.00)	$364.30	19.70%	0.78%	(0.33)%	0.78%	$142.2	31%

+	Unaudited
*	Not annualized
**	Annualized
(a)
Effective August 16, 2024, the Fund instituted a reverse share split, whereby shareholders of the Portfolio received one share for every ten shares previously held.  Per share amounts for the periods have been adjusted to give effect to the reverse split.

(b)
Effective July 29, 2023, the sub-adviser to the AVIP Fidelity Institutional AM® Equity Growth Portfolio changed from Janus Henderson Investors U.S. LLC to FIAM LLC.  Costs of purchases and proceeds from sales of portfolio securities associated with the change in sub-adviser may have contributed to a higher portfolio turnover rate for the year ended December 31, 2023 than for prior years.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP AB Small Cap Portfolio
Six-Month Period Ended June 30, 2025+	$14.12	0.01	(0.44)	(0.43)	—	$13.69	(3.05)%*	0.89%**	0.14%**	0.89%**	$106.0	39%*
Year Ended December 31, 2024	$12.46	0.04	1.68	1.72	(0.06)	$14.12	13.82%	0.88%	0.27%	0.88%	$113.5	100%
Year Ended December 31, 2023	$10.63	0.04	1.79	1.83	—	$12.46	17.22%	0.86%	0.31%	0.86%	$117.1	59%
Year Ended December 31, 2022	$42.63	0.01	(11.42)	(11.41)	(20.59)	$10.63	(28.73)%	0.85%	0.07%	0.85%	$113.7	58%
Year Ended December 31, 2021	$44.52	(0.01)	3.43	3.42	(5.31)	$42.63	8.17%	0.85%	(0.03)%	0.85%	$169.3	136%(a)
AVIP AB Mid Cap Core Portfolio
Six-Month Period Ended June 30, 2025+	$33.32	0.07	0.29	0.36	—	$33.68	1.08%*	0.93%**	0.41%**	0.93%**	$73.9	39%*
Year Ended December 31, 2024	$29.31	0.16	4.00	4.16	(0.15)	$33.32	14.21%	0.91%	0.40%	0.91%	$76.6	74%
Year Ended December 31, 2023	$25.16	0.17	4.11	4.28	(0.13)	$29.31	17.05%	0.90%	0.55%	0.90%	$80.4	46%
Year Ended December 31, 2022	$62.45	0.14	(14.02)	(13.88)	(23.41)	$25.16	(23.31)%	0.88%	0.53%	0.88%	$77.8	41%
Year Ended December 31, 2021	$56.98	0.18	9.18	9.36	(3.89)	$62.45	16.79%	0.89%	0.30%	0.89%	$104.7	125%(a)
AVIP S&P 500® Index Portfolio
Six-Month Period Ended June 30, 2025+	$44.56	0.27	2.40	2.67	—	$47.23	5.99%*	0.38%**	0.99%**	0.38%**	$1,177.5	1%*
Year Ended December 31, 2024	$38.84	0.53	8.79	9.32	(3.60)	$44.56	24.57%	0.38%	1.02%	0.38%	$1,204.8	4%
Year Ended December 31, 2023	$32.61	0.48	7.76	8.24	(2.01)	$38.84	25.72%	0.38%	1.31%	0.38%	$1,185.7	12%
Year Ended December 31, 2022	$46.20	0.47	(8.86)	(8.39)	(5.20)	$32.61	(18.42)%	0.38%	1.27%	0.38%	$1,023.6	4%
Year Ended December 31, 2021	$38.72	0.54	10.09	10.63	(3.15)	$46.20	28.25%	0.37%	1.05%	0.37%	$1,325.0	5%
AVIP BlackRock Advantage Large Cap Value Portfolio
Six-Month Period Ended June 30, 2025+	$20.06	0.17	0.96	1.13	—	$21.19	5.63%*	0.75%**	1.40%**	0.75%**	$189.4	41%*
Year Ended December 31, 2024	$17.94	0.34	2.48	2.82	(0.70)	$20.06	15.76%	0.74%	1.42%	0.74%	$192.6	74%
Year Ended December 31, 2023	$16.32	0.30	1.85	2.15	(0.53)	$17.94	13.37%	0.74%	1.58%	0.74%	$200.7	91%
Year Ended December 31, 2022	$23.67	0.38	(2.64)	(2.26)	(5.09)	$16.32	(8.97)%	0.73%	1.51%	0.73%	$198.9	94%
Year Ended December 31, 2021	$19.13	0.31	4.52	4.83	(0.29)	$23.67	25.39%	0.73%	1.25%	0.73%	$325.9	153%

+	Unaudited
*	Not annualized
**	Annualized
(a)
Effective May 1, 2021, the sub-adviser to the AVIP AB Small Cap Portfolio and AVIP AB Mid Cap Core Portfolio changed from Janus Capital Management LLC to AllianceBernstein, L.P. Costs of purchases and proceeds from sales of portfolio securities associated with the change in the sub-adviser may have contributed to a higher portfolio turnover rate for the year ended December 31, 2021 than for prior years.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP Federated High Income Bond Portfolio
Six-Month Period Ended June 30, 2025+	$19.11	0.62	0.30	0.92	—	$20.03	4.81%*	0.87%**	5.55%**	0.87%**	$122.7	10%*
Year Ended December 31, 2024	$19.06	1.14	0.08	1.22	(1.17)	$19.11	6.45%	0.86%	5.50%	0.86%	$125.2	33%
Year Ended December 31, 2023	$17.97	1.13	1.09	2.22	(1.13)	$19.06	12.68%	0.86%	5.66%	0.86%	$125.3	15%
Year Ended December 31, 2022	$21.58	1.18	(3.65)	(2.47)	(1.14)	$17.97	(11.43)%	0.84%	5.05%	0.84%	$123.6	13%
Year Ended December 31, 2021	$21.65	1.05	0.02	1.07	(1.14)	$21.58	4.97%	0.82%	4.50%	0.82%	$170.2	36%
AVIP Nasdaq-100® Index Portfolio
Six-Month Period Ended June 30, 2025+	$17.74	0.04	1.41	1.45	—	$19.19	8.17%*	0.44%**	0.36%**	0.44%**	$262.7	1%*
Year Ended December 31, 2024	$17.57	0.09	4.00	4.09	(3.92)	$17.74	25.37%	0.43%	0.41%	0.43%	$269.7	12%
Year Ended December 31, 2023	$12.46	0.10	6.53	6.63	(1.52)	$17.57	54.44%	0.43%	0.52%	0.43%	$262.7	22%
Year Ended December 31, 2022	$28.58	0.08	(8.66)	(8.58)	(7.54)	$12.46	(32.57)%	0.43%	0.46%	0.43%	$208.5	9%
Year Ended December 31, 2021	$28.08	0.12	6.89	7.01	(6.51)	$28.58	26.99%	0.41%	0.28%	0.41%	$356.5	7%
AVIP BlackRock Advantage Large Cap Core Portfolio
Six-Month Period Ended June 30, 2025+	$39.12	0.15	2.04	2.19	—	$41.31	5.60%*	0.70%**	0.66%**	0.70%**	$322.1	35%*
Year Ended December 31, 2024	$32.02	0.31	8.03	8.34	(1.24)	$39.12	26.27%	0.70%	0.66%	0.70%	$329.4	71%
Year Ended December 31, 2023	$25.79	0.32	6.31	6.63	(0.40)	$32.02	25.84%	0.69%	0.89%	0.69%	$329.3	82%
Year Ended December 31, 2022	$44.84	0.30	(8.89)	(8.59)	(10.46)	$25.79	(19.56)%	0.69%	0.97%	0.69%	$313.8	90%
Year Ended December 31, 2021	$38.66	0.35	10.24	10.59	(4.41)	$44.84	28.49%	0.69%	0.66%	0.69%	$437.3	135%
AVIP BlackRock Advantage Small Cap Growth Portfolio
Six-Month Period Ended June 30, 2025+	$24.51	(0.04)	(0.04)	(0.08)	—	$24.43	(0.33)%*	0.91%**	(0.29)%**	0.91%**	$128.0	72%*
Year Ended December 31, 2024	$22.24	(0.04)	2.33	2.29	(0.02)	$24.51	10.29%	0.87%	(0.15)%	0.87%	$133.1	49%
Year Ended December 31, 2023	$18.49	0.03	3.72	3.75	—	$22.24	20.28%	0.86%	0.12%	0.86%	$140.8	34%
Year Ended December 31, 2022	$37.99	0.01	(9.57)	(9.56)	(9.94)	$18.49	(26.12)%	0.86%	0.03%	0.86%	$135.0	49%
Year Ended December 31, 2021	$41.69	(0.13)	1.88	1.75	(5.45)	$37.99	4.05%	0.85%	(0.33)%	0.85%	$196.2	87%

+	Unaudited
*	Not annualized
**	Annualized

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income (loss)	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP S&P MidCap 400® Index Portfolio
Six-Month Period Ended June 30, 2025+	$22.16	0.14	(0.14)	—	—	$22.16	— %*	0.41%**	1.24%**	0.41%**	$532.1	10%*
Year Ended December 31, 2024	$20.57	0.28	2.42	2.70	(1.11)	$22.16	13.43%	0.40%	1.17%	0.40%	$546.2	23%
Year Ended December 31, 2023	$18.71	0.18	2.63	2.81	(0.95)	$20.57	15.50%	0.41%	1.41%	0.41%	$542.5	34%
Year Ended December 31, 2022	$26.22	0.26	(3.79)	(3.53)	(3.98)	$18.71	(13.40)%	0.42%	1.30%	0.42%	$369.5	26%
Year Ended December 31, 2021	$21.70	0.29	4.90	5.19	(0.67)	$26.22	24.18%	0.41%	0.99%	0.41%	$437.6	21%
AVIP BlackRock Advantage Large Cap Growth Portfolio
Six-Month Period Ended June 30, 2025+	$10.77	— (a)	0.78	0.78	—	$11.55	7.24%*	0.71%**	0.04%**	0.71%**	$463.8	46%*
Year Ended December 31, 2024	$9.18	0.01	2.73	2.74	(1.15)	$10.77	31.07%	0.71%	0.04%	0.71%	$475.0	101%
Year Ended December 31, 2023	$6.57	0.02	2.65	2.67	(0.06)	$9.18	40.78%	0.71%	0.26%	0.71%	$474.7	97%
Year Ended December 31, 2022	$33.65	0.01	(9.13)	(9.12)	(17.96)	$6.57	(32.56)%	0.75%	0.49%	0.75%	$375.1	135%
Year Ended December 31, 2021	$36.36	0.01	8.69	8.70	(11.41)	$33.65	26.69%	0.78%	(0.09)%	0.78%	$81.5	138%
AVIP Constellation Dynamic Risk Balanced Portfolio
Six-Month Period Ended June 30, 2025+	$15.67	0.19	0.61	0.80	—	$16.47	5.11%*	0.84%**†	1.93%**†	0.84%**†	$1,204.6	18%*
Year Ended December 31, 2024	$14.19	0.38	1.39	1.77	(0.29)	$15.67	12.51%	0.85%†	2.02%†	0.85%†	$1,270.6	159%
Year Ended December 31, 2023	$12.69	0.24	1.39	1.63	(0.13)	$14.19	12.90%	0.85%	2.09%	0.85%	$1,399.0	132%
Year Ended December 31, 2022	$17.16	0.09	(3.96)	(3.87)	(0.60)	$12.69	(22.62)%	0.87%	1.48%	0.87%	$1,139.2	124%
Year Ended December 31, 2021	$17.63	0.09	2.43	2.52	(2.99)	$17.16	15.04%	0.95%	0.48%	0.95%	$447.0	51%
AVIP Federated Core Plus Bond Portfolio
Six-Month Period Ended June 30, 2025+	$8.95	0.19	0.14	0.33	—	$9.28	3.69%*	0.58%**	3.58%**	0.58%**	$524.4	22%*
Year Ended December 31, 2024	$9.07	0.34	(0.18)	0.16	(0.28)	$8.95	1.71%	0.57%	3.48%	0.57%	$543.7	53%
Year Ended December 31, 2023	$8.83	0.25	0.20	0.45	(0.21)	$9.07	5.18%	0.57%	3.01%	0.57%	$585.1	32%
Year Ended December 31, 2022	$10.30	0.23	(1.54)	(1.31)	(0.16)	$8.83	(12.78)%	0.56%	2.22%	0.56%	$551.1	81%
Year Ended December 31, 2021	$10.47	0.06	(0.19)	(0.13)	(0.04)	$10.30	(1.27)%	0.57%	1.85%	0.57%	$716.5	40%

+	Unaudited
*	Not annualized
**	Annualized
†	The ratios presented only reflect the direct income and expenses for the Portfolio, and do not include the indirect expenses related to the underlying funds in which the Portfolio invests.
(a)	The absolute value of per share or ratio data is less than $0.005 per share, or 0.005%, respectively.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses	Net investment income	Expenses	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP Intech U.S. Low Volatility Portfolio
Six-Month Period Ended June 30, 2025+	$12.44	0.08	0.94	1.02	—	$13.46	8.20%*	0.61%**	0.80%**	0.61%**	$590.3	32%*
Year Ended December 31, 2024	$10.51	0.17	1.93	2.10	(0.17)	$12.44	20.04%	0.61%	1.11%	0.61%	$623.4	77%
Year Ended December 31, 2023	$9.98	0.16	0.49	0.65	(0.12)	$10.51	6.59%	0.61%	1.34%	0.61%	$668.4	55%
Year Ended December 31, 2022	$11.12	0.13	(0.95)	(0.82)	(0.32)	$9.98	(7.33)%	0.62%	1.06%	0.62%	$738.4	78%
Period from June 25, 2021 (inception) to December 31, 2021	$10.00	0.05	1.07	1.12	—	$11.12	11.20%*	0.62%**	0.89%**	0.62%**	$983.6	32%*
AVIP AB Relative Value Portfolio
Six-Month Period Ended June 30, 2025+	$12.31	0.08	0.45	0.53	—	$12.84	4.31%*	0.74%**	1.16%**	0.74%**	$118.2	33%*
Year Ended December 31, 2024	$11.09	0.18	1.23	1.41	(0.19)	$12.31	12.74%	0.73%	1.17%	0.73%	$120.7	52%
Year Ended December 31, 2023	$10.04	0.18	0.99	1.17	(0.12)	$11.09	11.71%	0.73%	1.62%	0.73%	$127.7	71%
Year Ended December 31, 2022	$10.52	0.12	(0.59)	(0.47)	(0.01)	$10.04	(4.50)%	0.74%	1.44%	0.74%	$125.7	81%
Period from December 2, 2021 (inception) to December 31, 2021	$10.00	— (a)	0.52	0.52	—	$10.52	5.20%*	1.19%**	0.38%**	1.19%**	$77.6	5%*
AVIP Constellation Managed Risk Balanced Portfolio
Six-Month Period Ended June 30, 2025+	$10.21	0.13	0.47	0.60	—	$10.81	5.88%*	0.59%**†	1.89%**†	0.59%**†	$516.6	21%*
Year Ended December 31, 2024	$9.60	0.29	0.59	0.88	(0.27)	$10.21	9.16%	0.60%†	2.42%†	0.60%†	$538.4	5%
Year Ended December 31, 2023	$8.52	0.25	0.93	1.18	(0.10)	$9.60	13.89%	0.59%†	2.43%†	0.59%†	$587.2	3%
Year Ended December 31, 2022	$10.23	0.10	(1.72)	(1.62)	(0.09)	$8.52	(15.84)%	0.61%†	1.58%†	0.61%†	$611.6	48%
Period from June 25, 2021 (inception) to December 31, 2021	$10.00	0.06	0.17	0.23	—	$10.23	2.30%*	0.62%**, †	1.22%**, †	0.62%**, †	$412.0	15%*
AVIP Constellation Managed Risk Moderate Growth Portfolio
Six-Month Period Ended June 30, 2025+	$13.14	0.13	0.67	0.80	—	$13.94	6.09%*	0.59%**†	1.54%**†	0.59%**†	$454.9	14%*
Year Ended December 31, 2024	$12.30	0.31	1.10	1.41	(0.57)	$13.14	11.51%	0.60%†	1.99%†	0.60%†	$467.0	14%
Year Ended December 31, 2023	$10.59	0.26	1.45	1.71	—	$12.30	16.15%	0.59%†	2.13%†	0.59%†	$498.5	4%
Period from October 14, 2022 (inception) to December 31, 2022	$10.00	0.06	0.53	0.59	—	$10.59	5.90%*	0.61%**, †	2.58%**, †	0.61%**, †	$491.0	49%*
AVIP Constellation Managed Risk Growth Portfolio
Six-Month Period Ended June 30, 2025+	$13.91	0.11	0.75	0.86	—	$14.77	6.18%*	0.59%**†	1.18%**†	0.59%**†	$423.6	25%*
Year Ended December 31, 2024	$12.68	0.29	1.58	1.87	(0.64)	$13.91	14.86%	0.61%†	1.78%†	0.61%†	$431.5	7%
Year Ended December 31, 2023	$10.60	0.24	1.84	2.08	—	$12.68	19.62%	0.59%†	1.93%†	0.59%†	$444.8	3%
Period from October 14, 2022 (inception) to December 31, 2022	$10.00	0.05	0.55	0.60	—	$10.60	6.00%*	0.61%**, †	2.45%**, †	0.61%**, †	$426.6	47%*

+	Unaudited
*	Not annualized
**	Annualized
†	The ratios presented only reflect the direct income and expenses for the Portfolio, and do not include the indirect expenses related to the underlying funds in which the Portfolio invests.
(a)	The absolute value of per share or ratio data is less than $0.005 per share, or 0.005%, respectively.

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Financial Highlights

	Selected per-share data							Ratios and supplemental data
		Operations			Distributions			Ratios to average net assets
								Ratios net of expenses reduced or reimbursed by adviser		Ratios assuming no expenses reduced or reimbursed by adviser
	Net asset value, beginning of year or period	Net investment income	Net realized and unrealized gain (loss)	Total from operations	Distributions to shareholders	Net asset value, end of year or period	Total Return#	Expenses†	Net investment income†	Expenses†	Net assets, end of year or period (millions)	Portfolio turnover rate
AVIP Moderately Conservative Model Portfolio
Six-Month Period Ended June 30, 2025+	$11.16	0.08	0.51	0.59	—	$11.75	5.29%*	0.48%**	0.92%**	0.48%**	$171.8	4%*
Year Ended December 31, 2024	$10.65	0.32	0.51	0.83	(0.32)	$11.16	7.77%	0.47%	2.50%	0.47%	$179.3	18%
Year Ended December 31, 2023	$10.35	0.32	0.85	1.17	(0.87)	$10.65	11.77%	0.47%	2.32%	0.47%	$196.7	8%
Year Ended December 31, 2022	$13.32	0.23	(2.24)	(2.01)	(0.96)	$10.35	(15.12)%	0.47%	1.91%	0.47%	$213.4	29%
Year Ended December 31, 2021	$12.67	0.20	0.79	0.99	(0.34)	$13.32	7.90%	0.43%	1.29%	0.45%	$281.6	13%
AVIP Balanced Model Portfolio
Six-Month Period Ended June 30, 2025+	$11.51	0.07	0.66	0.73	—	$12.24	6.34%*	0.43%**	0.64%**	0.43%**	$689.8	4%*
Year Ended December 31, 2024	$10.71	0.28	0.75	1.03	(0.23)	$11.51	9.67%	0.44%	2.04%	0.44%	$713.1	16%
Year Ended December 31, 2023	$10.59	0.27	1.12	1.39	(1.27)	$10.71	13.95%	0.46%	1.97%	0.46%	$776.5	9%
Year Ended December 31, 2022	$14.22	0.22	(2.46)	(2.24)	(1.39)	$10.59	(15.75)%	0.44%	1.58%	0.44%	$787.9	27%
Year Ended December 31, 2021	$13.06	0.18	1.25	1.43	(0.27)	$14.22	11.03%	0.42%	1.14%	0.43%	$1,092.5	12%
AVIP Moderate Growth Model Portfolio
Six-Month Period Ended June 30, 2025+	$11.98	0.04	0.78	0.82	—	$12.80	6.84%*	0.42%**	0.27%**	0.42%**	$1,376.7	4%*
Year Ended December 31, 2024	$10.86	0.22	1.09	1.31	(0.19)	$11.98	12.13%	0.42%	1.58%	0.42%	$1,398.5	15%
Year Ended December 31, 2023	$10.88	0.23	1.46	1.69	(1.71)	$10.86	16.67%	0.42%	1.62%	0.42%	$1,481.2	9%
Year Ended December 31, 2022	$15.26	0.18	(2.81)	(2.63)	(1.75)	$10.88	(17.17)%	0.42%	1.27%	0.42%	$1,445.2	32%
Year Ended December 31, 2021	$13.46	0.16	1.83	1.99	(0.19)	$15.26	14.83%	0.42%	0.98%	0.42%	$1,977.3	15%
AVIP Growth Model Portfolio
Six-Month Period Ended June 30, 2025+	$12.35	0.02	0.92	0.94	—	$13.29	7.61%*	0.45%**	0.01%**	0.45%**	$336.6	3%*
Year Ended December 31, 2024	$11.00	0.17	1.34	1.51	(0.16)	$12.35	13.75%	0.44%	1.23%	0.44%	$340.2	12%
Year Ended December 31, 2023	$11.18	0.22	1.72	1.94	(2.12)	$11.00	18.73%	0.44%	1.34%	0.44%	$343.1	8%
Year Ended December 31, 2022	$16.47	0.15	(3.18)	(3.03)	(2.26)	$11.18	(18.29)%	0.44%	1.01%	0.44%	$330.9	28%
Year Ended December 31, 2021	$14.17	0.13	2.35	2.48	(0.18)	$16.47	17.58%	0.49%	0.78%	0.49%	$448.2	18%

+	Unaudited
*	Not annualized
**	Annualized

# Performance does not include fees and expenses imposed by a variable annuity contract. Had those fees and expenses been included, performance would have been lower than the returns presented.
† Ratios presented only reflect the direct income and expenses for the Portfolio, and do not include the indirect expenses related to the underlying funds in which the Portfolio invests.
The accompanying notes are an integral part of these financial statements.

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements
June 30, 2025 (Unaudited)
(1)Organization
AuguStar Variable Insurance Products Fund, Inc. (the “Fund”) is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "40 Act").  The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The Fund consists of twenty-five separate investment portfolios (the “Portfolios”).
The AVIP Constellation Managed Risk Balanced Portfolio, AVIP Constellation Managed Risk Moderate Growth Portfolio, and AVIP Constellation Managed Risk Growth Portfolio are collectively referred to as the "AVIP Constellation Managed Risk Portfolios". The AVIP Moderately Conservative Model Portfolio, AVIP Balanced Model Portfolio, AVIP Moderate Growth Model Portfolio, and AVIP Growth Model Portfolio are collectively referred to as the "AVIP Model Portfolios". Each of the Constellation Managed Risk Portfolios, AVIP Model Portfolios, and AVIP Constellation Dynamic Risk Balanced Portfolio is a “Fund of Funds”, which means each Portfolio significantly invests in other open-end mutual funds or exchange traded funds (“ETFs”).  Those underlying mutual funds or ETFs invest in stocks, bonds, and other securities that are consistently recorded at fair value, but involve varying amounts of potential investment risk and reward.  The portfolio management team of each of those Portfolios periodically adjusts the investment allocation to allow each of those Portfolios to achieve its investment objective.  Additional information about the underlying fund holdings is available at www.sec.gov.
Details regarding Portfolio-specific objectives, policies, and investment strategies are provided in the Portfolios' Prospectuses and Statements of Additional Information of the Fund.  There are no assurances that these objectives will be met.  Each Portfolio, except the AVIP Nasdaq-100® Index Portfolio, is classified as diversified for purposes of Section 5(b) of the 40 Act.
The Fund issues its shares to separate accounts of AuguStar Life Insurance Company ("ALIC"), AuguStar Life Assurance Corporation ("ALAC"), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities, as well as for purchases by other Portfolios of the Fund.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.
ALIC and NSLA, at present, do not market or issue variable annuities. ALIC and NSLA will continue to service the in-force variable annuity contracts, the variable separate accounts, and underlying subaccounts regardless of new sales.
Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each share of a Portfolio participates equally in the Portfolio’s dividends, distributions, net assets, and voting matters.
The Fund is authorized to issue 1.55 billion of its capital shares.  Of this total, shares authorized have been allocated to specific Portfolios of the Fund as follows:
Portfolio	Authorized Shares	Portfolio	Authorized Shares
AVIP Bond	22,000,000	AVIP BlackRock Advantage Large Cap Growth	82,000,000
AVIP BlackRock Balanced Allocation	20,000,000	AVIP Constellation Dynamic Risk Balanced	170,000,000
AVIP BlackRock Advantage International Equity	35,000,000	AVIP Federated Core Plus Bond	115,000,000
AVIP Fidelity Institutional AM® Equity Growth	134,000,000	AVIP Intech U.S. Low Volatility	105,000,000
AVIP AB Small Cap	17,000,000	AVIP AB Relative Value	20,000,000
AVIP AB Mid Cap Core	6,000,000	AVIP Constellation Managed Risk Balanced	123,000,000
AVIP S&P 500® Index	50,000,000	AVIP Constellation Managed Risk Moderate Growth	70,000,000
AVIP BlackRock Advantage Large Cap Value	21,000,000	AVIP Constellation Managed Risk Growth	65,000,000
AVIP Federated High Income Bond	13,000,000	AVIP Moderately Conservative Model	28,000,000
AVIP Nasdaq-100® Index	27,000,000	AVIP Balanced Model	107,000,000
AVIP BlackRock Advantage Large Cap Core	19,000,000	AVIP Moderate Growth Model	200,000,000
AVIP BlackRock Advantage Small Cap Growth	12,000,000	AVIP Growth Model	48,000,000
AVIP S&P MidCap 400® Index	41,000,000
The Fund's Board of Directors (the "Board") periodically reallocates authorized shares among the Portfolios of the Fund and may authorize additional shares as deemed necessary.
Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)
Effective August 16, 2024, the Fund instituted a reverse share split, whereby shareholders of the AVIP Fidelity Institutional AM® Equity Growth Portfolio received one share for every ten Portfolio shares previously held.  The effect of the reverse share split decreased the number of the Portfolio’s outstanding shares along with a corresponding increase in the Portfolio's net asset value (“NAV”) per share.  The reverse share split did not alter the net assets nor the shareholder rights of the Portfolio.  For periods prior to this reverse share split, the selected per share data included in the Financial Highlights and the capital share transactions in Note 4 of the Financial Statements have been retroactively adjusted to give effect to this Portfolio's reverse share split.
(2)Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:
Use of Estimates
The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Cash Balance Credit Risk
The Fund may place portions of its uninvested cash with financial institutions in the United States, which are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 for each account holder. The Fund may be subject to credit risk to the extent amounts on deposit are in excess of the insured limits.
Security Valuation and Fair Value Measurement
The Board has adopted policies for the valuation of the Fund’s securities, which include guidelines for valuation when active market quotations are not readily available.  The Board has designated authority to the Fund’s adviser, Constellation Investments, Inc. (“CINV”) to apply those guidelines in the determination of fair value, subject to oversight by the Board.
The Portfolios are valued each day the New York Stock Exchange ("NYSE") is open for unrestricted trading.  The Portfolios' investments are valued as follows:
Domestic equity securities that are traded on U.S. exchanges, other than the Nasdaq Stock Market, are valued at the last trade price reported by the primary exchange of each security (4:00 pm Eastern Time for normal trading sessions). Domestic equity securities that are listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”). Over-the-counter domestic equity securities are valued at the last trade price reported daily as of 4:00 pm Eastern Time (normal trading sessions).  If, on a particular day, a domestic equity security does not trade, or otherwise cannot be priced by independent pricing services, then a broker quotation as of the end of the current trading session, the evaluated mean between the bid and ask prices, as reported by an approved independent pricing source, or a previous last trade price may be used when appropriate.
Over-the-counter traded American Depositary Receipts ("ADRs") may also be valued at an evaluated price based on the value of the underlying securities. If an underlying equity security is not traded on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time (normal trading sessions) by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.
Futures contracts are valued at the daily quoted settlement prices as reported by an approved independent pricing source.
Swap contracts are valued on the basis of evaluations as of 4:00 pm Eastern Time that are provided by an approved independent pricing source.  Evaluations are based on methodologies that consider market observable inputs such as interest rates, payment frequencies, and maturities.
Shares of open-end mutual funds are valued at each fund’s last calculated net asset value per share.
Shares of closed-end mutual funds that are traded on U.S. exchanges are valued similarly to other domestic equity securities, typically at the last trade price reported by the primary exchange of each fund (4:00 pm Eastern Time for normal trading sessions).
Foreign equity securities are initially priced at the reported close price of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and ask quotes at daily close, or the last sale price when appropriate. The principal sources for market quotations are independent pricing services that have been approved by the Board or its designee.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)
Equity securities that are primarily traded on foreign exchanges, other than those with close times that are consistent with the normal 4:00 pm Eastern Time close of U.S. equity markets, are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available at 4:00 pm Eastern Time (normal trading sessions) each day that the NYSE is open for trading and net asset values are calculated for the Portfolios. Multiple factors may be considered in performing this valuation, including U.S. intraday market and sector returns, currency valuations, and pricing of related depository receipts, exchange traded funds, and futures.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by management of the Fund and the results of testing are reported to the Board. Prior results have indicated that these procedures have been effective in reaching pre-determined valuation objectives.
Fixed income securities that have a remaining maturity exceeding sixty days are generally valued at the evaluated bid price reported at 4:00 pm Eastern Time (normal trading sessions), as provided by independent pricing services approved by the Board or its designee. Many fixed income securities, including investment grade and high-yield corporate bonds, U.S. Treasury and government agency obligations, and other asset-backed instruments are not actively traded on a daily basis.  As such, the approved pricing services may use asset type-specific valuation models to provide good faith determinations of value that the holders of securities would receive in an orderly transaction under current market conditions.  The valuation models may use observable market data such as recent transaction data, benchmark yields, broker/dealer inputs, valuations and yields of comparable instruments, relative credit information, observed market movements, and market research and news.
Asset-backed securities and mortgage-backed securities may use valuation models that heavily consider predicted cash flows of each tranche of an issue, benchmark spreads, and unique attributes of the tranche.  The last trade or last evaluated bid may be used if an evaluated bid price is not available.
Fixed income instruments that mature in sixty days or less, and of sufficient credit quality, are valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the value of the security. In these instances, amortized cost approximates fair value.
Restricted securities, illiquid securities, or other investments for which market quotations or other observable market inputs are not readily available are valued using methods determined in good faith by CINV's Pricing Committee, which is subjected to oversight by the Board.
U.S exchange-traded options are valued at the composite basis last sale price as reported to a Board-approved independent pricing service by the Options Price Reporting Authority ("OPRA"). If there are no reported trades for a trading session, the evaluated composite-basis bid price or other method will be used for valuation purposes.
The differences between the aggregate cost and values of investments are reflected as unrealized appreciation or unrealized depreciation.
Pricing inputs used in the determination of investment values are categorized according to a three-tier hierarchy framework.  The hierarchy is summarized in three broad levels:
Level 1:   Quoted prices in active markets for identical securities.
Level 2:   Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:   Significant unobservable inputs, including the Fund’s own assumptions used to determine the value of securities.
The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at value as of June 30, 2025:
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Bond	Corporate Bonds***	$—	$227,055,997	$—
	Asset-Backed Securities***	—	4,761,545	—
		$ —	$231,817,542	$ —

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP BlackRock Balanced Allocation	Common Stocks***	$262,567,622	$—	$—
	Corporate Bonds***	—	103,950,319	—
	Asset-Backed Securities***	—	2,574,012	—
		$262,567,622	$106,524,331	$ —
	Long Futures Contracts	$127,618	$—	$—
AVIP BlackRock Advantage International Equity	Common Stocks***	$1,049,896	$339,063,169	$—
	Preferred Securities***	—	897,573	—
		$1,049,896	$339,960,742	$ —
	Long Futures Contracts	$95,626	$—	$—
AVIP Fidelity Institutional AM® Equity Growth	Common Stocks***	$114,249,876	$5,602,933	$—
AVIP AB Small Cap	Common Stocks***	$105,255,967	$—	$—
	Exchange Traded Funds	345,247	—	—
		$105,601,214	$ —	$ —
AVIP AB Mid Cap Core	Common Stocks***	$73,142,905	$—	$—
	Exchange Traded Funds	214,658	—	—
		$73,357,563	$ —	$ —
AVIP S&P 500® Index	Common Stocks***	$1,174,687,140	$—	$—
	U.S. Treasury Obligations	—	524,770	—
		$1,174,687,140	$524,770	$ —
	Long Futures Contracts	$191,058	$—	$—
AVIP BlackRock Advantage Large Cap Value	Common Stocks***	$186,612,877	$—	$—
	Long Futures Contracts	$87,629	$—	$—
AVIP Federated High Income Bond	Corporate Bonds***	$—	$116,953,150	$—
	Common Stocks***	—	10,535	—
		$ —	$116,963,685	$ —
AVIP Nasdaq-100® Index	Common Stocks***	$262,864,087	$—	$—
	U.S. Treasury Obligations	—	122,247	—
		$262,864,087	$122,247	$ —
	Long Futures Contracts	$39,830	$—	$—
AVIP BlackRock Advantage Large Cap Core	Common Stocks***	$320,136,497	$—	$—
	Long Futures Contracts	$160,752	$—	$—
AVIP BlackRock Advantage Small Cap Growth	Common Stocks***	$126,597,626	$—	$—
	Rights***	—	4,950	—
		$126,597,626	$4,950	$ —
	Long Futures Contracts	$52,381	$—	$—

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP S&P MidCap 400® Index	Common Stocks***	$527,618,777	$—	$—
	U.S. Treasury Obligations	—	259,403	—
		$527,618,777	$259,403	$ —
	Long Futures Contracts	$57,953	$—	$—
AVIP BlackRock Advantage Large Cap Growth	Common Stocks***	$459,059,875	$—	$—
	Long Futures Contracts	$249,114	$—	$—
AVIP Constellation Dynamic Risk Balanced	Exchange Traded Funds	$804,332,072	$—	$—
	U.S. Treasury Obligations	—	166,683,963	—
	Corporate Bonds***	—	122,455,599	—
	Asset-Backed / Mortgage-Backed Securities***	—	26,782,937	—
	U.S. Government Agency Mortgage-Backed Securities	—	8,474,865	—
	Rights***	—	4,444	—
		$804,332,072	$324,401,808	$ —
	Long Futures Contracts	$1,779,066	$—	$—
AVIP Federated Core Plus Bond	U.S. Treasury Obligations	$—	$235,438,878	$—
	Corporate Bonds***	—	118,308,460	—
	U.S. Government Agency Mortgage-Backed Securities	—	100,655,324	—
	Investment Companies	39,223,556	—	—
	Asset-Backed / Mortgage-Backed Securities***	—	14,303,556	—
	Sovereign Debt Issues	—	992,645	—
	Common Stocks***	—	2,259	—
		$39,223,556	$469,701,122	$ —
	Long Futures Contracts	$573,604	$—	$—
	Short Futures Contracts	$(468,372)	$—	$—
AVIP Intech U.S. Low Volatility	Common Stocks***	$586,650,996	$—	$—
AVIP AB Relative Value	Common Stocks***	$115,484,808	$—	$—
AVIP Constellation Managed Risk Balanced	Exchange Traded Funds	$494,973,909	$—	$—
	Long Futures Contracts	$453,075	$—	$—
AVIP Constellation Managed Risk Moderate Growth	Exchange Traded Funds	$446,395,917	$—	$—
	Long Futures Contracts	$718,786	$—	$—
AVIP Constellation Managed Risk Growth	Exchange Traded Funds	$416,686,257	$—	$—
	Long Futures Contracts	$798,645	$—	$—
AVIP Moderately Conservative Model	Open-End Mutual Funds	$171,909,213	$—	$—
AVIP Balanced Model	Open-End Mutual Funds	$690,018,323	$—	$—
AVIP Moderate Growth Model	Open-End Mutual Funds	$1,377,199,387	$—	$—

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)
Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
AVIP Growth Model	Open-End Mutual Funds	$336,782,278	$—	$—

***	Each of the Portfolio's Schedule of Investments includes detailed industry descriptions.
Foreign Securities and Currency
The books and records of the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are determined daily at 4:00 pm Eastern Time for normal trading sessions.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.
The Fund may not fully isolate the portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. For the portion that is isolated, amounts are reflected in the Statements of Operations as other foreign currency related transactions. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by federal income tax regulations.
All Portfolios of the Fund may invest in securities of foreign issuers. The AVIP BlackRock Advantage International Equity Portfolio may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depositary receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.
Restricted Securities
Restricted securities are typically those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(a)(2) commercial paper is issued pursuant to Section 4(a)(2) of the 1933 Act which exempts an issue from registration. This paper may be used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and Section 4(a)(2) securities could have the effect of decreasing the liquidity of a Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.
Investment Transactions and Related Income
For financial reporting purposes, investment transactions are accounted for on a trade date (T+0) basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date (T+1), in accordance with Rule 2a-4 of the 40 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.
Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends.
Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount using the interest method.  The period of amortization or accretion extends from the purchase date to the maturity date, except for securities that are purchased at a premium and have explicit, noncontingent call features, whereby the securities are callable at fixed prices and on pre-determined dates.  The premium amounts related to those securities are generally amortized to the earliest call date.  Payments received for interest-only mortgage-backed securities are included in interest income. Because no principal is received at the maturity of an interest-only security, adjustments are made to the cost of the security until maturity. These adjustments are also included in interest income on the Statements of Operations.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)
Distributions to Shareholders and Federal Taxes
The Fund may satisfy its distribution requirements, as required for each of the Portfolios to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code by using consent dividends or cash distributions.  Consent dividends, when authorized, become taxable to the Fund's shareholders as if they were paid in cash.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.  As such, no provisions for federal income or excise taxes have been recorded. Also, no tax-related interest or penalties have been incurred or accrued. The Board's intent is that the Fund will not initiate any realized gain distributions until any applicable capital loss carryforwards have been offset.
The character of ordinary income distributions, realized capital gains distributions, and return of capital, if any, are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature, they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.
The Fund’s management and its tax agent perform an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e. greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.  Implementation of the evaluation included a review of tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal tax and the state of Maryland.  The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability or provision.
Expense Allocation
Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.
Foreign Withholding Taxes
Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally withheld based on income earned.  These Portfolios accrue such taxes as the related income is earned.
TBA Commitments
To-Be-Announced (“TBA”) commitments are agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date beyond the customary settlement period for such securities. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and term, and be within industry-accepted “good delivery” standards. When entering into TBA commitments, a Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold decreases or increases, respectively, prior to settlement date.
Operating Segments
In 2024, the Portfolios adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”).  Adoption of the new standard impacted disclosures only and did not affect the Portfolios’ financial positions nor the results of their operations.  An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.  The Fund’s Principal Executive Officer and Principal Financial Officer act together as each Portfolio’s CODM, which has determined that the Portfolios each have operated as a single segment since inception.  The CODM monitors the operating results of each Portfolio, as a whole, and each Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by each Portfolio’s portfolio management team.  The financial information, in the form of the Portfolios’ holdings, total returns, expense ratios, and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions, and redemptions) are used by the CODM to assess each Portfolio’s performance

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)
versus each Portfolio’s respective benchmark and to make resource allocation decisions for each Portfolio’s single segment, which is consistent with that presented within the Portfolios’ financial statements.  Segment assets are reflected on the Portfolios’ Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statements of Operations.
Accounting Pronouncements and Regulations
In December 2023, FASB issued Accounting Standards Update 2023-09, Improvements to Income Tax Disclosures ("ASU 2023-09"), which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024. At this time, management is evaluating the implications of these changes on the financial statements.
Subsequent Events
Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements, and there are no subsequent events to report.
(3)Related Party and Other Transactions
The Fund has an Investment Advisory Agreement with CINV, an affiliate of ALIC.  Under the terms of this agreement, CINV provides portfolio management and investment advice to the Fund and administers its operations, subject to the supervision of the Board. This agreement is renewed annually upon the approval by the Board.  As compensation for its services, CINV receives advisory fees from the Fund calculated on the basis of each Portfolio's average daily net assets and the following current schedule of Board-approved annualized fee breakpoints.

AVIP Bond
0.60% of first $100 million
0.50% of next $150 million
0.45% of next $250 million
0.40% of next $500 million
0.30% of next $1 billion
0.25% over $2 billion
AVIP BlackRock Balanced Allocation
0.58% of first $100 million
0.50% of next $150 million
0.45% of next $250 million
0.40% of next $500 million
0.30% of next $1 billion
0.25% over $2 billion
AVIP BlackRock Advantage International Equity
0.72% of first $200 million
0.70% of next $800 million
0.66% over $1 billion
AVIP Fidelity Institutional AM® Equity Growth
0.68% of first $100 million
0.65% over $100 million
AVIP AB Small Cap
0.73% of first $400 million
0.675% of next $200 million
0.63% over $600 million
AVIP AB Mid Cap Core
0.715% of first $100 million
0.71% of next $200 million
0.69% of next $200 million
0.66% over $500 million
AVIP S&P 500® Index
0.40% of first $100 million
0.35% of next $150 million
0.33% over $250 million
AVIP BlackRock Advantage Large Cap Value
0.67% of first $500 million
0.65% over $500 million
AVIP Federated High Income Bond
0.75% of first $75 million
0.70% of next $75 million
0.65% of next $75 million
0.60% over $225 million
AVIP Nasdaq-100® Index
0.40% of first $100 million
0.35% of next $150 million
0.33% over $250 million
AVIP BlackRock Advantage Large Cap Core
0.64% of first $500 million
0.62% over $500 million
AVIP BlackRock Advantage Small Cap Growth
0.78% of first $100 million
0.75% of next $400 million
0.70% over $500 million
AVIP S&P MidCap 400® Index
0.40% of first $100 million
0.35% of next $150 million
0.33% over $250 million
AVIP BlackRock Advantage Large Cap Growth
0.66% of first $500 million
0.64% over $500 million
AVIP Constellation Dynamic Risk Balanced
0.88% of first $500 million
0.74% of next $1.3 billion
0.72% over $1.8 billion
AVIP Federated Core Plus Bond
0.56% of first $100 million
0.54% of next $150 million
0.50% of next $150 million
0.45% of next $350 million
0.43% over $750 million
AVIP Intech U.S. Low Volatility
0.575% of first $500 million
0.555% over $500 million
AVIP AB Relative Value
0.65% of first $100 million
0.61% of next $200 million
0.59% over $300 million
Each of the AVIP Constellation Managed Risk Portfolios
0.55% of first $1.5 billion
0.53% over $1.5 billion
Each of the AVIP Model Portfolios
0.40% of all net assets
Under the Investment Advisory Agreement, the Fund authorizes CINV to retain sub-advisers for all Portfolios of the Fund, subject to the approval of the Board. CINV has entered into sub-advisory agreements to manage the investment of certain Portfolios’ assets, as detailed below, subject to the supervision of CINV.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

AllianceBernstein, L.P. ("AB")
AVIP AB Small Cap
AVIP AB Mid Cap Core
AVIP AB Relative Value
BlackRock Investment Management, LLC ("BlackRock")
AVIP BlackRock Balanced Allocation
AVIP BlackRock Advantage International Equity
AVIP BlackRock Advantage Large Cap Value
AVIP BlackRock Advantage Large Cap Core
BlackRock (continued)
AVIP BlackRock Advantage Small Cap Growth
AVIP BlackRock Advantage Large Cap Growth
Federated Investment Management Company ("Federated")
AVIP Federated High Income Bond
AVIP Federated Core Plus Bond
FIAM LLC ("FIAM")
AVIP Fidelity Institutional AM® Equity Growth
Geode Capital Management, LLC ("Geode")
AVIP S&P 500® Index
AVIP Nasdaq-100® Index
AVIP S&P MidCap 400® Index
Intech Investment Management LLC ("Intech")
AVIP Intech U.S. Low Volatility
The sub-advisers receive from CINV a sub-advisory fee calculated on the basis of average daily net assets and Board-approved schedules of annualized fee breakpoints.
BlackRock receives a sub-advisory fee from CINV on the aggregate average daily net assets of the AVIP BlackRock Advantage Large Cap Core Portfolio, AVIP BlackRock Advantage Large Cap Growth Portfolio, AVIP BlackRock Advantage Large Cap Value Portfolio, and the sub-advised equity sleeve of the AVIP BlackRock Balanced Allocation Portfolio.
The Investment Advisory Agreement allows for a portion of the expenses related to ALIC's compliance and legal staff to be incurred by the Fund and paid from the Fund to CINV. Pursuant to the service agreement among CINV, ALIC, and the Fund, ALIC has provided the personnel, services, and equipment necessary for the execution of the Fund’s regulation-mandated compliance functions and CINV has reimbursed ALIC for those costs allocated to the Fund. For the six-month period ended June 30, 2025, the Fund incurred compliance expenses totaling $134,350, which are allocated to the Portfolios by equal dollar amounts on a daily basis. Expenses incurred by the Portfolios are reflected on the Statements of Operations as “Compliance expense”.
Pursuant to the Investment Advisory Agreement between CINV and the Fund, if the total expenses applicable to any Portfolio during any calendar quarter (excluding management fees, acquired fund fees and expenses, taxes, brokerage commissions, and interest expense) exceed 1%, on an annualized basis, evaluated quarterly, of such Portfolio’s average daily net asset value, CINV will reimburse the Portfolio for such excess expenses. There were no expense reimbursements associated with this agreement during the six-month period ended June 30, 2025.
Pursuant to a service agreement among CINV, ALIC, and the Fund, ALIC has agreed to provide personnel and facilities to CINV on a cost-reimbursement basis. These personnel members include officers of the Fund. ALIC also provides clerical and administrative services and such supplies and equipment as may be reasonably required in order for CINV to properly perform its advisory function pursuant to the Investment Advisory Agreement. ALIC further performs duties to fulfill the transfer agent function on behalf of the Fund. Performance of these duties by ALIC and availability of facilities, personnel, supplies, and equipment does not represent an expense to the Fund in excess of the advisory fees paid to CINV.
Through prior Operating Expense Limitation Agreements, CINV contractually agreed to reimburse the Fund to the extent that the annual ordinary operating expenses of the AVIP Model Portfolios, excluding: portfolio transaction and other investment related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses associated with investments in derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 40 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan approved by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Fund Officers and Directors and contractual indemnification of Portfolio service providers); and other expenses that the Directors agree would not have been incurred in the ordinary course of the Portfolios' business, exceeded certain percentages of the average daily net assets.
Under the terms of the prior Operating Expense Limitation Agreements, CINV was entitled to recover expenses waived or reimbursed for a period of up to three years from the date on which CINV reimbursed excess expenses.  No recoupment would occur unless a Portfolio's operating expenses were below the expense limitation amount in effect at the time of the waiver or reimbursement and the Portfolio's current expense limitation.  For the year ended December 31, 2024, CINV recouped previously reimbursed expenses from the AVIP Balanced Model Portfolio amounting to $68,000. These recouped expenses were related to expenses reimbursed by CINV during the period May 1, 2020 to April 30, 2021.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)
ALIC, NSLA, and certain variable separate account entities affiliated with ALIC and NSLA were parties to a correspondence letter filed with the SEC on July 10, 2023, which described the intent of those entities to execute a substitution of investment options pursuant to Commission Statement on Insurance Product Fund Substitution Applications, Release No. IC-34199. As outlined in the correspondence letter, those entities substituted shares of certain unaffiliated funds (the “Substitution Unaffiliated Funds”) currently available under certain variable contracts for shares of different affiliated fund options (the “Substitution Replacement AuguStar Variable Insurance Products Fund Portfolios”). The substitution transactions were:
Substitution Unaffiliated Funds	Substitution Replacement AuguStar Variable Insurance Products Fund Portfolios
PSF PGIM Jennison Focused Blend Portfolio (Class II)	AVIP Fidelity Institutional AM® Equity Growth Portfolio
Goldman Sachs Large Cap Value Fund (Institutional Shares and Service Shares)	AVIP S&P 500® Index Portfolio
PSF PGIM Jennison Growth Portfolio (Class II)	AVIP BlackRock Advantage Large Cap Growth Portfolio
LVIP JPMorgan Mid Cap Value Fund (Standard Class)	AVIP S&P MidCap 400® Index Portfolio
Allspring VT Discovery SMID Cap Growth Fund (Class 2)	AVIP S&P MidCap 400® Index Portfolio
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	AVIP Constellation Dynamic Risk Balanced Portfolio
Western Asset Core Plus VIT Portfolio (Class II)	AVIP Federated Core Plus Bond Portfolio
The substitution transactions occurred as cash redemptions of each Substitution Unaffiliated Fund's shares and cash subscriptions of each Substitution Replacement AuguStar Variable Insurance Products Fund Portfolio's shares on August 25, 2023.  In conjunction with the substitution transactions, CINV entered into expense limitation agreements with the Substitution Replacement AuguStar Variable Insurance Products Fund Portfolios whereby, for a period of two years following the effective date of the substitution, the annual net operating expenses for each applicable Substitution Replacement AuguStar Variable Insurance Products Fund Portfolio will not exceed the annual net operating expenses of the related Substitution Unaffiliated Fund for the fiscal year ended December 31, 2022.  This expense limitation included acquired fund fees and expenses from underlying funds in the calculation of allowable net operating expenses.  The net operating expense limitation for each Substitution Replacement AuguStar Variable Insurance Products Fund Portfolio, stated as a percent of average net assets, are as follows:
Portfolio	Expense Limitation
AVIP Fidelity Institutional AM® Equity Growth	1.26%
AVIP S&P 500® Index Portfolio	0.71%
AVIP S&P MidCap 400® Index	0.73%
AVIP BlackRock Advantage Large Cap Growth	1.02%
AVIP Constellation Dynamic Risk Balanced	1.13%
AVIP Federated Core Plus Bond	0.76%
There were no recorded liabilities related to any of the aforementioned substitution-related expense limitation agreements at June 30, 2025, nor any reimbursement of expenses related to these agreements for the six-month period ended June 30, 2025.
For the six-month period ended June 30, 2025, each Director was compensated based on an annual retainer fee of $170,000, paid quarterly. The Board chair received an additional quarterly retainer fee of $5,000, and the Audit Committee chair received an additional quarterly retainer fee of $2,500; each paid quarterly. For the six-month period ended June 30, 2025, Directors’ compensation and reimbursement of expenses by the Portfolios of the Fund totaled $444,189.
The accounting agent and custodian for the Fund is State Street Bank and Trust Company (Boston, MA). For assets held outside of the United States, State Street Bank and Trust Company may use a foreign sub-custodian network that is subject to oversight and periodic approval of the Board.
Affiliated Cross-Trades
The Fund is permitted to purchase from, or sell securities to, other funds or accounts managed by CINV or the sub-advisers in accordance with Rule 17a-7 of the 40 Act and the Fund’s Policy Regarding Portfolio Cross Transactions, which has been approved by the Board.  Rule 17a-7 and the Fund’s policy were designed to ensure that any trades between the Fund and an affiliated fund or account ("cross-trades") are effected at the then-current market price and exclude broker commissions or other compensatory fees.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)
For the six-month period ended June 30, 2025, the Fund engaged in the following affiliated cross-trades:
Portfolio	Purchases	Sales	Realized gain (loss)
AVIP Fidelity Institutional AM® Equity Growth	$1,429,811	$2,007,648	$623,057
AVIP Nasdaq-100® Index Portfolio	$ —	$226,296	$(241,368)
(4)Capital Share Transactions
Capital share transactions for the six-month period ended June 30, 2025, and the year ended December 31, 2024, respectively, were as follows:
	AVIP Bond		AVIP BlackRock Balanced Allocation		AVIP BlackRock Advantage International Equity
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024
Capital shares issued on sales	641,684	3,678,074	275,110	355,311	446,485	1,890,328
Capital shares issued on reinvested distributions	—	465,388	—	359,142	—	522,596
Capital shares redeemed	(1,656,857)	(2,630,734)	(1,212,039)	(3,024,731)	(4,021,342)	(4,055,454)
Net increase (decrease)	(1,015,173)	1,512,728	(936,929)	(2,310,278)	(3,574,857)	(1,642,530)

	AVIP Fidelity Institutional AM® Equity Growth		AVIP AB Small Cap		AVIP AB Mid Cap Core
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2025 (Unaudited)	December 31, 2024[1]	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024
Capital shares issued on sales	149,569	284,812	520,843	611,282	97,230	132,684
Capital shares issued on reinvested distributions	—	494,668	—	37,097	—	11,463
Capital shares redeemed	(801,243)	(1,628,882)	(819,913)	(2,010,495)	(202,677)	(589,709)
Net increase (decrease)	(651,674)	(849,402)	(299,070)	(1,362,116)	(105,447)	(445,562)

1
Effective August 16, 2024, the Fund instituted a reverse share split, whereby shareholders of the Portfolio received one share for every ten shares previously held.  The capital share transactions prior to that date have been adjusted to give effect to the reverse share split.

	AVIP S&P 500® Index		AVIP BlackRock Advantage Large Cap Value		AVIP Federated High Income Bond
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024
Capital shares issued on sales	630,342	1,583,013	208,466	429,311	251,728	1,002,383
Capital shares issued on reinvested distributions	—	2,301,921	—	340,451	—	371,348
Capital shares redeemed	(2,739,134)	(7,371,017)	(870,021)	(2,354,883)	(680,459)	(1,394,202)
Net increase (decrease)	(2,108,792)	(3,486,083)	(661,555)	(1,585,121)	(428,731)	(20,471)

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

	AVIP Nasdaq-100® Index		AVIP BlackRock Advantage Large Cap Core		AVIP BlackRock Advantage Small Cap Growth
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024
Capital shares issued on sales	627,892	1,939,820	228,770	226,578	423,956	504,887
Capital shares issued on reinvested distributions	—	3,146,338	—	293,788	—	4,527
Capital shares redeemed	(2,138,929)	(4,837,819)	(852,316)	(2,384,467)	(614,964)	(1,407,572)
Net increase (decrease)	(1,511,037)	248,339	(623,546)	(1,864,101)	(191,008)	(898,158)

	AVIP S&P MidCap 400® Index		AVIP BlackRock Advantage Large Cap Growth		AVIP Constellation Dynamic Risk Balanced
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024
Capital shares issued on sales	1,376,340	2,712,724	977,675	829,128	874,709	1,783,593
Capital shares issued on reinvested distributions	—	1,259,729	—	4,994,160	—	1,608,727
Capital shares redeemed	(2,009,685)	(5,700,259)	(4,932,103)	(13,452,260)	(8,804,226)	(20,896,626)
Net increase (decrease)	(633,345)	(1,727,806)	(3,954,428)	(7,628,972)	(7,929,517)	(17,504,306)

	AVIP Federated Core Plus Bond		AVIP Intech U.S. Low Volatility		AVIP AB Relative Value
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024
Capital shares issued on sales	2,749,854	6,454,505	270,880	1,002,884	237,529	385,499
Capital shares issued on reinvested distributions	—	1,860,668	—	769,027	—	155,211
Capital shares redeemed	(6,981,433)	(12,102,609)	(6,543,324)	(15,244,641)	(830,981)	(2,251,684)
Net increase (decrease)	(4,231,579)	(3,787,436)	(6,272,444)	(13,472,730)	(593,452)	(1,710,974)

	AVIP Constellation Managed Risk Balanced		AVIP Constellation Managed Risk Moderate Growth		AVIP Constellation Managed Risk Growth
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024
Capital shares issued on sales	754,881	2,231,862	308,801	1,013,757	540,267	910,275
Capital shares issued on reinvested distributions	—	1,433,569	—	1,573,715	—	1,473,592
Capital shares redeemed	(5,684,126)	(12,133,882)	(3,217,216)	(7,565,160)	(2,891,772)	(6,446,663)
Net increase (decrease)	(4,929,245)	(8,468,451)	(2,908,415)	(4,977,688)	(2,351,505)	(4,062,796)

	AVIP Moderately Conservative Model		AVIP Balanced Model		AVIP Moderate Growth Model
	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended	Six-Month Period Ended	Year Ended
	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024	June 30, 2025 (Unaudited)	December 31, 2024
Capital shares issued on sales	198,675	505,643	239,247	1,307,715	796,091	1,211,559
Capital shares issued on reinvested distributions	—	470,319	—	1,324,956	—	1,984,237
Capital shares redeemed	(1,641,886)	(3,386,176)	(5,804,854)	(13,226,604)	(9,921,803)	(22,879,324)
Net increase (decrease)	(1,443,211)	(2,410,214)	(5,565,607)	(10,593,933)	(9,125,712)	(19,683,528)

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)

	AVIP Growth Model
	Six-Month Period Ended	Year Ended
	June 30, 2025 (Unaudited)	December 31, 2024
Capital shares issued on sales	262,935	321,704
Capital shares issued on reinvested distributions	—	373,699
Capital shares redeemed	(2,478,786)	(4,332,210)
Net increase (decrease)	(2,215,851)	(3,636,807)
(5)Investment Transactions
Cost of purchases and proceeds from sales of investments (excluding short-term and government securities) for the six-month period ended June 30, 2025 were as follows:
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP BlackRock Advantage International Equity	AVIP Fidelity Institutional AM® Equity Growth	AVIP AB Small Cap
Cost of purchases	$44,282,517	$104,471,045	$257,894,297	$25,996,854	$41,289,338
Proceeds from sales	$44,525,604	$136,933,197	$312,738,450	$37,685,463	$43,711,036

	AVIP AB Mid Cap Core	AVIP S&P 500® Index	AVIP BlackRock Advantage Large Cap Value	AVIP Federated High Income Bond	AVIP Nasdaq-100® Index
Cost of purchases	$28,276,875	$9,509,153	$75,938,491	$12,429,887	$3,654,013
Proceeds from sales	$30,911,660	$95,002,826	$85,142,015	$20,886,024	$28,109,056

	AVIP BlackRock Advantage Large Cap Core	AVIP BlackRock Advantage Small Cap Growth	AVIP S&P MidCap 400® Index	AVIP BlackRock Advantage Large Cap Growth	AVIP Constellation Dynamic Risk Balanced
Cost of purchases	$110,373,578	$90,084,346	$53,905,973	$205,079,209	$114,102,799
Proceeds from sales	$134,895,015	$91,314,781	$55,803,346	$249,844,222	$92,557,877

	AVIP Federated Core Plus Bond	AVIP Intech U.S. Low Volatility	AVIP AB Relative Value	AVIP Constellation Managed Risk Balanced	AVIP Constellation Managed Risk Moderate Growth
Cost of purchases	$24,001,089	$192,383,386	$37,882,376	$104,691,016	$62,991,101
Proceeds from sales	$111,896,918	$271,475,403	$42,681,155	$157,742,263	$98,143,353

	AVIP Constellation Managed Risk Growth	AVIP Moderately Conservative Model	AVIP Balanced Model	AVIP Moderate Growth Model	AVIP Growth Model
Cost of purchases	$102,821,995	$7,554,054	$27,332,727	$54,356,512	$11,146,976
Proceeds from sales	$130,599,478	$23,082,793	$90,217,100	$163,056,462	$38,866,551
Cost of purchases and proceeds from sales of government securities for the six-month period ended June 30, 2025 were as follows:
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP Constellation Dynamic Risk Balanced	AVIP Federated Core Plus Bond
Cost of purchases	$—	$—	$98,415,547	$89,856,301
Proceeds from sales	$16,252,930	$1,987,031	$230,571,025	$38,333,605

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)
(6)Financial Instruments
The Portfolios may trade in financial instruments with off-balance sheet risk for hedging purposes or, otherwise, in accordance with stated investment objectives.  These financial instruments may include options, futures, and foreign currency contracts that may involve, to a varying degree, elements of risk in excess of the amounts recognized on financial statements.
Swap Contracts
Swap contracts are bilaterally negotiated agreements between a party and a counterparty to exchange or swap investment cash flows, assets, foreign currencies, or market-linked returns at specified, future intervals. Swap contracts may be either executed and centrally cleared with a centralized Derivatives Clearing Organization or privately negotiated in the OTC market.  Certain Portfolios may engage in swap contracts to manage their respective exposure to various asset types or other market inputs such as interest rates.
Entering into swap contracts involves varying degrees of interest, credit, market, and documentation risk in excess of the unrealized gain or loss recorded by a Portfolio. Such risks include that there may be no liquid market, that the counterparty to the contracts may default on an obligation to perform or otherwise disagree as to the meaning of contractual terms in the agreement, or that there may be unfavorable changes in underlying terms, indices, or securities that severely impact the valuation of the swap contract.  In connection with the terms of these contracts, a Portfolio’s securities or cash may be identified as collateral or margin to provide assets of value and recourse in the event of default.
Swap contracts are marked-to-market daily, and the change in value is recorded as a change in unrealized appreciation (depreciation). Premiums paid or received at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates, and other relevant factors, as appropriate. These upfront payments are recorded as a realized gain or loss upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap contract is recorded as a realized gain or loss. Net periodic payments received or paid are included in the calculation of realized gain or loss.
Credit default swap contracts involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  As a seller of protection, a party will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event. As a buyer of protection, a party will generally pay the seller of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.
A credit event is defined by the terms of each swap contract and may include, but is not limited to, underlying entity default, bankruptcy, restructuring, write-down, principal shortfall or interest shortfall.  If a party is a seller or buyer of protection and a credit event occurs, as defined under the terms of that particular credit default swap contract, the party will either (i) pay or receive an amount equal to the notional amount of the referenced obligation agreement and take delivery or deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap contract less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Either as a seller of protection or a buyer of protection of a credit default swap contract, a party’s maximum risk of loss from counterparty risk is the fair value of the contract. The maximum potential amount a party could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap contract. The potential amounts of loss realized as a seller would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the contract or net amounts received from the settlement of buy protection credit default swap contracts entered into for the same referenced entity or entities.
A Portfolio may engage in credit default swap contracts on credit indices (“CDX”). A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market. These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities. These components can be determined based upon various credit ratings within each sector. Implied credit spreads, the prices, and resulting values for credit default swap contracts on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index. The composition of underlying indices may change periodically.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)
For the AVIP Constellation Dynamic Risk Balanced and AVIP Constellation Managed Risk Balanced Portfolios, swap contracts were used to execute those Portfolios’ stated investment strategies.  For the six-month period ended June 30, 2025, the notional values of swap contracts opened and closed prior to contract settlement date were:
Portfolio	Collateral Pledged	Swap Contracts Opened (in millions)	Swap Contracts Closed (in millions)
AVIP Constellation Dynamic Risk Balanced	Portions of cash holdings	$1,762.0	$1,782.0
AVIP Constellation Managed Risk Balanced	Portions of cash holdings	474.4	73.0
Futures Contracts
A Portfolio may buy or sell futures contracts relating to stock indices, foreign currencies, or interest rates.  Stock index futures contracts are contracts developed by and traded on national commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the actual value of the stock index on the last day of the contract and the value of the stock index established by the contract multiplied by the specific dollar amount set by the exchange. Futures contracts may be based on broad-based stock indices such as the S&P 500® Index or on narrow-based stock indices. A particular index will be selected pursuant to the investment strategy for the particular Portfolio.  Foreign currency futures contracts are contracts traded on commodity exchanges whereby the buyer will, on a specified future date, pay or receive a final cash payment equal to the difference between the value of a stated foreign currency in relation to the U.S. dollar, or other currency, on the last day of the contract and the relative value of those currencies on the date of executing the contract.  Foreign currency futures may be valued by exchange rates that are based on the relative value of a variety of foreign currencies.  An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of, and payment for, financial instruments, the contracts are usually closed out before the delivery date. A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association ("GNMA") modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. U.S. futures contracts are traded on exchanges which have been designated “contract markets” by the Commodities Futures Trading Commission (“CFTC”) and must be executed through a futures commission merchant (“FCM”), or brokerage firm, which is a member of the relevant contract market.
The Fund, on behalf of each Portfolio, has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and the rules of the CFTC promulgated thereunder, with respect to each Portfolio's operation. Accordingly, the Portfolios are not subject to registration or regulation as a commodity pool operator.
The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” for the benefit of the broker when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and are similar to good faith deposits or performance bonds.
Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of a Portfolio’s investment limitations. A Portfolio, its futures commission merchant and the Custodian retain control of the initial margin until the contract is liquidated. If the value of either party's position declines, the party on the side of the declining position will be required to make additional “variation margin” payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Variation margin is recognized as a receivable and/or payable for variation margin on futures contracts on the Statement of Assets and Liabilities. In the event of a bankruptcy of the FCM that holds margin on behalf of a Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM’s other customers. CINV and the sub-advisers will attempt to minimize this risk by carefully monitoring the creditworthiness of the FCMs with which the Portfolios do business.
Portions of certain Portfolios’ securities and cash holdings, as noted on those Portfolios’ Schedules of Investments, were pledged at June 30, 2025 as collateral for the Portfolios’ futures contracts.  Cash holdings pledged are noted as "Cash subject to usage restrictions" on the Statements of Assets and Liabilities.  The futures contracts, except those held by the AVIP Constellation Dynamic Risk Balanced, AVIP Federated Core Plus Bond, and AVIP Constellation Managed Risk Portfolios, were used for the purpose of gaining equity exposure for cash and cash equivalents, thereby seeking to lessen a performance difference between the Portfolios and their respective benchmark indices. For the AVIP Constellation Dynamic Risk Balanced and AVIP Constellation Managed Risk Portfolios, futures contracts were used to provide for the Portfolios' respective stated risk management strategies. For the AVIP Federated Core Plus Bond Portfolio, futures contracts were used to manage total exposure to underlying investments,

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)
to manage interest rate risk, or to otherwise execute the Portfolio's stated investment strategy.  There were other futures contracts executed and closed in the Portfolios during the six-month period ended June 30, 2025.  Those contracts were executed for similar purposes as the contracts outstanding at June 30, 2025.  For the six-month period ended June 30, 2025, the notional values of futures contracts opened and closed prior to contract settlement date by the Portfolios were as follows:
Portfolio	Collateral Pledged	Futures Contracts Opened (in millions)	Futures Contracts Closed (in millions)
AVIP BlackRock Balanced Allocation	Portions of cash holdings	$31.6	$30.3
AVIP BlackRock Advantage International Equity	Portions of cash holdings	65.2	64.0
AVIP S&P 500® Index	Portions of cash holdings	106.0	108.2
AVIP BlackRock Advantage Large Cap Value	Portions of cash holdings	23.7	24.1
AVIP Nasdaq-100® Index	Portions of securities	34.1	35.3
AVIP BlackRock Advantage Large Cap Core	Portions of cash holdings	39.8	38.6
AVIP BlackRock Advantage Small Cap Growth	Portions of cash holdings	23.6	23.6
AVIP S&P MidCap 400® Index	Portions of cash holdings and securities	58.3	59.5
AVIP BlackRock Advantage Large Cap Growth	Portions of cash holdings	53.2	50.5
AVIP Constellation Dynamic Risk Balanced	Portions of cash holdings	422.3	584.1
AVIP Federated Core Plus Bond	Portions of securities	493.0	501.0
AVIP Constellation Managed Risk Balanced	Portions of cash holdings	169.3	190.7
AVIP Constellation Managed Risk Moderate Growth	Portions of cash holdings	62.9	50.7
AVIP Constellation Managed Risk Growth	Portions of cash holdings	44.4	43.8
The values and financial statement effects of derivative instruments that were not accounted for as hedging instruments as of, and for, the six-month period ended June 30, 2025, were as follows:
Portfolio	Instrument	Primary Risk Type	Fair Value- Asset Derivatives	Fair Value- Liability Derivatives	Location on Statements of Assets and Liabilities
AVIP BlackRock Balanced Allocation	Futures contracts	Equity price	$127,618	$ —	(1)
AVIP BlackRock Advantage International Equity	Futures contracts	Equity price	95,626	—	(1)
AVIP S&P 500® Index	Futures contracts	Equity price	191,058	—	(1)
AVIP BlackRock Advantage Large Cap Value	Futures contracts	Equity price	87,629	—	(1)
AVIP Nasdaq-100® Index	Futures contracts	Equity price	39,830	—	(1)
AVIP BlackRock Advantage Large Cap Core	Futures contracts	Equity price	160,752	—	(1)
AVIP BlackRock Advantage Small Cap Growth	Futures contracts	Equity price	52,381	—	(1)
AVIP S&P MidCap 400® Index	Futures contracts	Equity price	57,953	—	(1)
AVIP BlackRock Advantage Large Cap Growth	Futures contracts	Equity price	249,114	—	(1)
AVIP Constellation Dynamic Risk Balanced	Futures contracts	Interest rate	1,779,066	—	(1)
AVIP Federated Core Plus Bond	Futures contracts	Interest rate	573,604	(468,372)	(1)
AVIP Constellation Managed Risk Balanced	Futures contracts	Equity price	196,436	—	(1)
	Futures contracts	Interest rate	256,639	—	(1)
AVIP Constellation Managed Risk Moderate Growth	Futures contracts	Equity price	718,786	—	(1)
AVIP Constellation Managed Risk Growth	Futures contracts	Equity price	798,645	—	(1)

(1)
Total distributable earnings.  The amounts represent the cumulative appreciation (depreciation) of these futures contracts as reported in the Statements of Assets and Liabilities.  Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities as receivable (payable) for variation margin on futures contracts. Each Portfolio's Schedule of Open Futures Contracts details the values by futures contract type.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)
Portfolio	Instrument	Primary Risk Type	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income	Location on Statements of Operations
AVIP BlackRock Balanced Allocation	Futures contracts	Equity price	$93,216	$150,014	(1),(2)
AVIP BlackRock Advantage International Equity	Futures contracts	Equity price	694,034	228,286	(1),(2)
AVIP S&P 500® Index	Futures contracts	Equity price	(633,760)	227,430	(1),(2)
AVIP BlackRock Advantage Large Cap Value	Futures contracts	Equity price	(95,848)	191,065	(1),(2)
AVIP Nasdaq-100® Index	Futures contracts	Equity price	(87,824)	102,232	(1),(2)
AVIP BlackRock Advantage Large Cap Core	Futures contracts	Equity price	(186,350)	251,084	(1),(2)
AVIP BlackRock Advantage Small Cap Growth	Futures contracts	Equity price	(392,531)	173,956	(1),(2)
AVIP S&P MidCap 400® Index	Futures contracts	Equity price	(700,353)	248,022	(1),(2)
AVIP BlackRock Advantage Large Cap Growth	Futures contracts	Equity price	(293,857)	343,476	(1),(2)
AVIP Constellation Dynamic Risk Balanced	Futures contracts	Equity price	(1,356,725)	479,916	(1),(2)
	Futures contracts	Interest rate	311,813	4,858,860	(1),(2)
	Swap contracts	Credit quality	1,992,941	—	(3)
AVIP Federated Core Plus Bond	Futures contracts	Interest rate	321,677	(278,082)	(1),(2)
AVIP Constellation Managed Risk Balanced	Futures contracts	Equity price	1,919,092	785,256	(1),(2)
	Futures contracts	Interest rate	(283,867)	712,121	(1),(2)
	Swap contracts	Credit quality	918,091	—	(3)
AVIP Constellation Managed Risk Moderate Growth	Futures contracts	Equity price	2,940,272	1,134,950	(1),(2)
AVIP Constellation Managed Risk Growth	Futures contracts	Equity price	(591,942)	1,571,439	(1),(2)

(1)
Net realized gain (loss) on futures contracts.
(2)
Change in unrealized appreciation/depreciation on futures contracts.
(3)
Net realized gain (loss) on swap contracts.
The Portfolios may enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar agreements with their derivative contract counterparties whereby the Portfolios may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables and create one single net payment. For financial reporting purposes, the Portfolios offset derivative assets and liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. At June 30, 2025, there were no outstanding derivative transactions subject to netting arrangements.
(7)Federal Income Tax Information
The following information is presented on a federal income tax basis.  Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions.  Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment.  Temporary differences do not require reclassification.  Reclassifications related to permanent differences relate principally to consent dividends, foreign currency gains and losses, net investment losses, and distributions from real estate investment trusts and closed-end mutual funds.

(continued)

AuguStar Variable Insurance Products Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2025 (Unaudited)
The cost basis for federal income tax purposes may differ from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of investments at June 30, 2025 for federal income tax purposes.
	AVIP Bond	AVIP BlackRock Balanced Allocation	AVIP BlackRock Advantage International Equity	AVIP Fidelity Institutional AM® Equity Growth	AVIP AB Small Cap	AVIP AB Mid Cap Core
Gross unrealized:
Appreciation	$1,809,096	$69,958,791	$52,163,324	$26,467,400	$14,480,871	$10,089,010
Depreciation	(15,359,588)	(15,997,942)	(13,170,753)	(2,681,196)	(13,858,742)	(6,589,910)
Net unrealized appreciation (depreciation)	$(13,550,492)	$53,960,849	$38,992,571	$23,786,204	$622,129	$3,499,100
Aggregate cost of investments:	$245,368,034	$315,258,722	$302,113,693	$96,066,605	$104,979,085	$69,858,463

	AVIP S&P 500® Index	AVIP BlackRock Advantage Large Cap Value	AVIP Federated High Income Bond	AVIP Nasdaq-100® Index	AVIP BlackRock Advantage Large Cap Core	AVIP BlackRock Advantage Small Cap Growth
Gross unrealized:
Appreciation	$589,656,306	$24,899,754	$2,151,258	$118,238,493	$86,880,767	$17,854,669
Depreciation	(36,664,109)	(9,621,867)	(2,639,568)	(6,885,070)	(7,817,943)	(14,768,923)
Net unrealized appreciation (depreciation)	$552,992,197	$15,277,887	$(488,310)	$111,353,423	$79,062,824	$3,085,746
Aggregate cost of investments:	$622,410,771	$171,422,619	$117,451,995	$151,672,741	$241,234,425	$123,569,211

	AVIP S&P MidCap 400® Index	AVIP BlackRock Advantage Large Cap Growth	AVIP Constellation Dynamic Risk Balanced	AVIP Federated Core Plus Bond	AVIP Intech U.S. Low Volatility	AVIP AB Relative Value
Gross unrealized:
Appreciation	$109,108,830	$84,466,977	$31,978,587	$5,400,261	$80,000,196	$19,721,759
Depreciation	(49,588,687)	(7,642,433)	(8,466,961)	(29,326,462)	(16,077,647)	(3,207,446)
Net unrealized appreciation (depreciation)	$59,520,143	$76,824,544	$23,511,626	$(23,926,201)	$63,922,549	$16,514,313
Aggregate cost of investments:	$468,415,990	$382,484,445	$1,107,001,320	$532,956,111	$522,728,447	$98,970,495

	AVIP Constellation Managed Risk Balanced	AVIP Constellation Managed Risk Moderate Growth	AVIP Constellation Managed Risk Growth	AVIP Moderately Conservative Model	AVIP Balanced Model	AVIP Moderate Growth Model
Gross unrealized:
Appreciation	$55,717,829	$84,515,477	$103,518,323	$13,626,922	$81,744,862	$210,584,091
Depreciation	(7,552,624)	(618,797)	(1,881,903)	(4,632,341)	(9,472,798)	(4,904,964)
Net unrealized appreciation (depreciation)	$48,165,205	$83,896,680	$101,636,420	$8,994,581	$72,272,064	$205,679,127
Aggregate cost of investments:	$447,261,779	$363,218,023	$315,848,482	$162,914,632	$617,746,259	$1,171,520,260

AVIP Growth Model
Gross unrealized:
Appreciation	$59,071,994
Depreciation	—
Net unrealized appreciation	$59,071,994
Aggregate cost of investments:	$277,710,284

AuguStar Variable Insurance Products Fund, Inc.
Additional Information
June 30, 2025 (Unaudited)
(1)Other Disclosures
The Statement of Additional Information (the "SAI") of the Fund includes information about the the Board as well as a description of the policies and procedures the Fund uses in voting proxies related to the Fund's securities. The SAI is available at http://www.augustarfund.com or upon request, without charge, by calling 877-781-6392 (toll-free).
Information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30, as reported in Form N-PX, is available without charge, upon request, by calling 877-781-6392 (toll-free), at http://www.augustarfund.com, and on the SEC's website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All directors and all members of any advisory board for regular compensation;   $444,189

(2) Each director and each member of an advisory board for special compensation;  $0

(3) All officers; $0

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There were no approvals by the Fund's Board of Directors of any investment advisory contracts during the most recent fiscal half-year.

Item 12. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable for open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors.

Item 16. Controls and Procedures.

  The Fund’s principal executive officer and principal financial officer have concluded, based on their evaluation conducted as of a date within 90 days of the filing of this report, that the Fund’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the Fund, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Fund’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

a.1. Not applicable for semiannual reports.

a.2. A separate certification for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

a.3. The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AuguStar Variable Insurance Products Fund, Inc.

By:	/s/ Thomas G. Mooney
Thomas G. Mooney
President
(Principal Executive Officer)
Date:	September 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas G. Mooney
Thomas G. Mooney
President
(Principal Executive Officer)
Date:	September 3, 2025
By:	/s/ R. Todd Brockman
R. Todd Brockman
Treasurer
(Principal Financial Officer)
Date:	September 3, 2025

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